Filed with the Securities and Exchange Commission on December 15, 2020
REGISTRATION NO. 333-71672
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 66
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 212
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 66 to Registration Statement No. 333-71672 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 66 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 65 filed on April 10, 2020.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2020
to Prospectuses dated April 27, 2020

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 4, 2021, the AST Bond Portfolio 2020 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2020 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2032 (the “Portfolio”). Effective on or about January 4, 2021, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2032[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
1     The Portfolio will commence operations on or about January 4, 2021.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2021.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2032	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP17

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 27, 2020, as Supplemented December 15, 2020
Date of Prospectus: April 27, 2020, as supplemented December 15, 2020
ASL II - SAI (04/2020)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:
1.We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:
a.Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.
b.At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.
We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.
2.The assets in Separate Account D are accounted for at their market value, rather than at book value.
3.We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2019) received cash compensation with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2019, the least amount paid, and greatest amount paid, were $1.10 and $18,272,777.70, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2019: $97,485,195.74; 2018: $122,121,924.71; and 2017: $109,233,825.30. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:
a.is the net result of:
1.the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus
2.any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
b.is the net result of:
1.the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus
2.any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
c.is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)
The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:
▪    "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.
▪    "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
▪    "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.
The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:
1.If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.
2.If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly

Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
▪    trading on the NYSE is restricted;
▪    an emergency exists making redemption or valuation of securities held in the separate account impractical; or
▪    the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.
ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation which comprise the statements of financial position as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2019 and for the years ended December 31, 2019 and 2018. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, ASL II is a contract that allows you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2019. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.54825	$14.32566	228
01/01/2011 to 12/31/2011	$14.32566	$14.43990	33,311
01/01/2012 to 12/31/2012	$14.43990	$16.16581	49
01/01/2013 to 12/31/2013	$16.16581	$17.44748	1,004
01/01/2014 to 12/31/2014	$17.44748	$17.51633	43
01/01/2015 to 12/31/2015	$17.51633	$17.21001	17
01/01/2016 to 12/31/2016	$17.21001	$18.40354	7
01/01/2017 to 12/31/2017	$18.40354	$18.92042	0
01/01/2018 to 12/31/2018	$18.92042	$18.44546	0
01/01/2019 to 12/31/2019	$18.44546	$20.34451	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.59708	$10.54121	11,979,057
01/01/2011 to 12/31/2011	$10.54121	$10.06634	7,908,770
01/01/2012 to 12/31/2012	$10.06634	$11.11575	7,770,695
01/01/2013 to 12/31/2013	$11.11575	$11.99222	6,988,823
01/01/2014 to 12/31/2014	$11.99222	$12.21360	5,430,096
01/01/2015 to 12/31/2015	$12.21360	$11.59582	3,918,456
01/01/2016 to 12/31/2016	$11.59582	$12.09671	2,865,335
01/01/2017 to 12/31/2017	$12.09671	$13.36096	2,401,078
01/01/2018 to 12/31/2018	$13.36096	$12.03948	1,395,003
01/01/2019 to 12/31/2019	$12.03948	$13.70699	1,484,370
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.74206	$10.86700	6,072,487
01/01/2011 to 12/31/2011	$10.86700	$10.67273	4,020,952
01/01/2012 to 12/31/2012	$10.67273	$11.89873	4,181,266
01/01/2013 to 12/31/2013	$11.89873	$13.60535	3,989,900
01/01/2014 to 12/31/2014	$13.60535	$14.16201	3,424,920
01/01/2015 to 12/31/2015	$14.16201	$14.00452	2,829,566
01/01/2016 to 12/31/2016	$14.00452	$14.71536	2,402,615
01/01/2017 to 12/31/2017	$14.71536	$16.88021	2,171,907
01/01/2018 to 12/31/2018	$16.88021	$15.58310	1,333,931
01/01/2019 to 12/31/2019	$15.58310	$18.62883	1,220,071
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.63339	$9.47891	2,961,766
01/01/2011 to 12/31/2011	$9.47891	$9.13019	1,841,127
01/01/2012 to 12/31/2012	$9.13019	$9.87738	1,885,971
01/01/2013 to 12/31/2013	$9.87738	$10.89506	1,685,290
01/01/2014 to 12/31/2014	$10.89506	$11.23741	1,379,672
01/01/2015 to 12/31/2015	$11.23741	$11.00571	1,258,920
01/01/2016 to 12/31/2016	$11.00571	$11.31693	1,020,230
01/01/2017 to 12/31/2017	$11.31693	$12.90460	972,235
01/01/2018 to 12/31/2018	$12.90460	$11.65766	500,750
01/01/2019 to 12/31/2019	$11.65766	$13.50015	528,701

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.61709	10,796
01/01/2014 to 12/31/2014	$11.61709	$12.89730	9,913
01/01/2015 to 12/31/2015	$12.89730	$12.87068	12,646
01/01/2016 to 12/31/2016	$12.87068	$13.97816	9,612
01/01/2017 to 12/31/2017	$13.97816	$16.74876	4,933
01/01/2018 to 12/31/2018	$16.74876	$15.09241	2,833
01/01/2019 to 12/31/2019	$15.09241	$18.14863	5,004
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.84240	$10.84442	10,206,458
01/01/2011 to 12/31/2011	$10.84442	$10.50943	6,583,634
01/01/2012 to 12/31/2012	$10.50943	$11.59556	6,921,821
01/01/2013 to 12/31/2013	$11.59556	$13.38272	6,631,006
01/01/2014 to 12/31/2014	$13.38272	$13.98473	5,609,030
01/01/2015 to 12/31/2015	$13.98473	$13.78432	4,525,087
01/01/2016 to 12/31/2016	$13.78432	$14.37457	3,719,730
01/01/2017 to 12/31/2017	$14.37457	$16.20424	3,128,669
01/01/2018 to 12/31/2018	$16.20424	$15.11038	2,192,146
01/01/2019 to 12/31/2019	$15.11038	$17.70157	2,058,790
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	467,866
01/01/2012 to 12/31/2012	$9.15128	$10.04504	651,421
01/01/2013 to 12/31/2013	$10.04504	$10.92367	674,339
01/01/2014 to 12/31/2014	$10.92367	$11.24074	518,003
01/01/2015 to 12/31/2015	$11.24074	$10.69626	444,139
01/01/2016 to 12/31/2016	$10.69626	$11.22383	345,550
01/01/2017 to 12/31/2017	$11.22383	$12.39979	298,155
01/01/2018 to 12/31/2018	$12.39979	$11.52080	206,938
01/01/2019 to 12/31/2019	$11.52080	$13.29333	166,424
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.67355	$11.89827	6,476,153
01/01/2011 to 12/31/2011	$11.89827	$11.93492	3,945,089
01/01/2012 to 12/31/2012	$11.93492	$12.25761	3,747,740
01/01/2013 to 12/31/2013	$12.25761	$11.76334	3,291,066
01/01/2014 to 12/31/2014	$11.76334	$11.52848	2,274,072
01/01/2015 to 12/31/2015	$11.52848	$11.36413	1,480,773
01/01/2016 to 12/31/2016	$11.36413	$11.33090	1,113,516
01/01/2017 to 12/31/2017	$11.33090	$11.30549	1,054,523
01/01/2018 to 12/31/2018	$11.30549	$11.17201	855,071
01/01/2019 to 12/31/2019	$11.17201	$11.46630	863,100
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.89197	$13.62321	8,706,380
01/01/2011 to 12/31/2011	$13.62321	$13.78958	5,328,814
01/01/2012 to 12/31/2012	$13.78958	$14.78828	5,350,745
01/01/2013 to 12/31/2013	$14.78828	$14.24082	3,994,967
01/01/2014 to 12/31/2014	$14.24082	$14.56142	2,756,189
01/01/2015 to 12/31/2015	$14.56142	$13.98366	2,012,621
01/01/2016 to 12/31/2016	$13.98366	$14.29845	1,415,120
01/01/2017 to 12/31/2017	$14.29845	$14.63929	1,220,812
01/01/2018 to 12/31/2018	$14.63929	$14.26492	903,890
01/01/2019 to 12/31/2019	$14.26492	$15.28497	886,980

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77992	$9.63325	0
01/01/2011 to 12/31/2011	$9.63325	$11.21550	0
01/01/2012 to 12/31/2012	$11.21550	$11.69747	0
01/01/2013 to 12/31/2013	$11.69747	$10.72759	0
01/01/2014 to 12/31/2014	$10.72759	$11.17195	0
01/01/2015 to 12/31/2015	$11.17195	$11.12698	0
01/01/2016 to 12/31/2016	$11.12698	$11.12949	0
01/01/2017 to 12/31/2017	$11.12949	$11.01525	0
01/01/2018 to 12/31/2018	$11.01525	$10.83622	0
01/01/2019 to 12/31/2019	$10.83622	$11.00226	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.42392	$10.48149	14,233,361
01/01/2011 to 12/31/2011	$10.48149	$10.03311	8,170,145
01/01/2012 to 12/31/2012	$10.03311	$11.19298	8,804,452
01/01/2013 to 12/31/2013	$11.19298	$13.47080	9,283,453
01/01/2014 to 12/31/2014	$13.47080	$14.13929	8,128,130
01/01/2015 to 12/31/2015	$14.13929	$13.94463	6,978,558
01/01/2016 to 12/31/2016	$13.94463	$14.61546	5,754,253
01/01/2017 to 12/31/2017	$14.61546	$16.90360	5,232,380
01/01/2018 to 12/31/2018	$16.90360	$15.54979	3,188,288
01/01/2019 to 12/31/2019	$15.54979	$18.64813	2,829,906
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	36,154
01/01/2014 to 12/31/2014	$11.63768	$12.97041	90,371
01/01/2015 to 12/31/2015	$12.97041	$12.26956	40,763
01/01/2016 to 12/31/2016	$12.26956	$13.82976	118,689
01/01/2017 to 12/31/2017	$13.82976	$16.06461	93,625
01/01/2018 to 12/31/2018	$16.06461	$15.00682	44,987
01/01/2019 to 12/31/2019	$15.00682	$19.29017	54,951
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.09309	$9.54311	136,521
01/01/2011 to 12/31/2011	$9.54311	$8.89025	92,327
01/01/2012 to 12/31/2012	$8.89025	$11.05867	188,259
01/01/2013 to 12/31/2013	$11.05867	$11.32020	162,760
01/01/2014 to 12/31/2014	$11.32020	$12.65133	154,888
01/01/2015 to 12/31/2015	$12.65133	$12.39981	135,656
01/01/2016 to 12/31/2016	$12.39981	$12.27357	63,445
01/01/2017 to 12/31/2017	$12.27357	$13.35180	62,145
01/01/2018 to 12/31/2018	$13.35180	$12.48001	50,110
01/01/2019 to 12/31/2019	$12.48001	$15.31909	31,944
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.43675	$23.27609	512,414
01/01/2011 to 12/31/2011	$23.27609	$24.33937	235,353
01/01/2012 to 12/31/2012	$24.33937	$27.54086	235,540
01/01/2013 to 12/31/2013	$27.54086	$27.86420	206,174
01/01/2014 to 12/31/2014	$27.86420	$35.78529	192,847
01/01/2015 to 12/31/2015	$35.78529	$36.80601	124,265
01/01/2016 to 12/31/2016	$36.80601	$37.84707	107,705
01/01/2017 to 12/31/2017	$37.84707	$39.44876	102,669
01/01/2018 to 12/31/2018	$39.44876	$36.85534	62,121
01/01/2019 to 12/31/2019	$36.85534	$47.44180	62,856

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.77980	$9.85022	5,754,917
01/01/2011 to 12/31/2011	$9.85022	$9.51796	3,704,169
01/01/2012 to 12/31/2012	$9.51796	$10.32982	3,876,960
01/01/2013 to 12/31/2013	$10.32982	$11.62943	3,656,804
01/01/2014 to 12/31/2014	$11.62943	$11.76798	3,006,176
01/01/2015 to 12/31/2015	$11.76798	$11.65878	2,523,965
01/01/2016 to 12/31/2016	$11.65878	$11.92422	2,058,651
01/01/2017 to 12/31/2017	$11.92422	$13.62522	1,850,565
01/01/2018 to 12/31/2018	$13.62522	$12.32974	1,096,575
01/01/2019 to 12/31/2019	$12.32974	$14.51454	1,053,086
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.15003	$10.01738	2,198,784
01/01/2011 to 12/31/2011	$10.01738	$9.77744	1,593,260
01/01/2012 to 12/31/2012	$9.77744	$10.56305	1,792,450
01/01/2013 to 12/31/2013	$10.56305	$11.38005	1,443,596
01/01/2014 to 12/31/2014	$11.38005	$11.61502	1,076,426
01/01/2015 to 12/31/2015	$11.61502	$11.29073	769,927
01/01/2016 to 12/31/2016	$11.29073	$11.65888	646,195
01/01/2017 to 12/31/2017	$11.65888	$12.84286	576,955
01/01/2018 to 12/31/2018	$12.84286	$11.70834	361,378
01/01/2019 to 12/31/2019	$11.70834	$13.32613	389,020
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.26071	$20.22180	300,723
01/01/2011 to 12/31/2011	$20.22180	$20.09648	141,768
01/01/2012 to 12/31/2012	$20.09648	$22.80733	147,190
01/01/2013 to 12/31/2013	$22.80733	$31.05831	156,315
01/01/2014 to 12/31/2014	$31.05831	$32.66138	166,797
01/01/2015 to 12/31/2015	$32.66138	$30.28034	116,818
01/01/2016 to 12/31/2016	$30.28034	$36.92865	89,905
01/01/2017 to 12/31/2017	$36.92865	$40.64448	73,125
01/01/2018 to 12/31/2018	$40.64448	$34.26070	44,352
01/01/2019 to 12/31/2019	$34.26070	$41.21777	42,436
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.26441	$10.07186	22,860,112
01/01/2011 to 12/31/2011	$10.07186	$9.88296	14,451,090
01/01/2012 to 12/31/2012	$9.88296	$9.69565	12,836,983
01/01/2013 to 12/31/2013	$9.69565	$9.51146	8,587,995
01/01/2014 to 12/31/2014	$9.51146	$9.33077	5,836,235
01/01/2015 to 12/31/2015	$9.33077	$9.15349	4,351,613
01/01/2016 to 12/31/2016	$9.15349	$8.98008	3,457,863
01/01/2017 to 12/31/2017	$8.98008	$8.83997	2,111,819
01/01/2018 to 12/31/2018	$8.83997	$8.78382	1,578,952
01/01/2019 to 12/31/2019	$8.78382	$8.76255	1,478,984
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.98829	$15.57512	1,822,975
01/01/2011 to 12/31/2011	$15.57512	$15.76450	1,332,047
01/01/2012 to 12/31/2012	$15.76450	$17.61019	1,315,319
01/01/2013 to 12/31/2013	$17.61019	$18.51604	874,891
01/01/2014 to 12/31/2014	$18.51604	$18.62886	457,370
01/01/2015 to 12/31/2015	$18.62886	$17.62363	318,279
01/01/2016 to 12/31/2016	$17.62363	$19.95146	262,216
01/01/2017 to 12/31/2017	$19.95146	$21.03580	196,410
01/01/2018 to 12/31/2018	$21.03580	$20.22413	125,298
01/01/2019 to 12/31/2019	$20.22413	$22.87539	130,754

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.24535	$11.37335	929,620
01/01/2011 to 12/31/2011	$11.37335	$10.69080	467,092
01/01/2012 to 12/31/2012	$10.69080	$12.25840	472,202
01/01/2013 to 12/31/2013	$12.25840	$16.81913	598,631
01/01/2014 to 12/31/2014	$16.81913	$18.76780	504,825
01/01/2015 to 12/31/2015	$18.76780	$16.96847	310,533
01/01/2016 to 12/31/2016	$16.96847	$19.95731	234,517
01/01/2017 to 12/31/2017	$19.95731	$23.33694	175,860
01/01/2018 to 12/31/2018	$23.33694	$19.65153	162,165
01/01/2019 to 12/31/2019	$19.65153	$24.96993	155,843
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.62464	$17.54999	3,251,694
01/01/2011 to 12/31/2011	$17.54999	$14.99175	1,512,624
01/01/2012 to 12/31/2012	$14.99175	$17.70181	1,436,397
01/01/2013 to 12/31/2013	$17.70181	$20.67486	1,426,725
01/01/2014 to 12/31/2014	$20.67486	$19.16150	1,000,376
01/01/2015 to 12/31/2015	$19.16150	$19.38922	603,053
01/01/2016 to 12/31/2016	$19.38922	$18.30293	522,969
01/01/2017 to 12/31/2017	$18.30293	$24.31733	444,516
01/01/2018 to 12/31/2018	$24.31733	$20.67291	366,253
01/01/2019 to 12/31/2019	$20.67291	$26.79253	319,332
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.30968	$18.86297	458,110
01/01/2011 to 12/31/2011	$18.86297	$16.18274	222,180
01/01/2012 to 12/31/2012	$16.18274	$18.52239	226,039
01/01/2013 to 12/31/2013	$18.52239	$21.70787	254,128
01/01/2014 to 12/31/2014	$21.70787	$19.86779	227,722
01/01/2015 to 12/31/2015	$19.86779	$19.64956	169,797
01/01/2016 to 12/31/2016	$19.64956	$19.38894	116,479
01/01/2017 to 12/31/2017	$19.38894	$23.36096	101,317
01/01/2018 to 12/31/2018	$23.36096	$19.21697	70,545
01/01/2019 to 12/31/2019	$19.21697	$22.62654	67,780
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.69096	$12.70879	2,342,766
01/01/2011 to 12/31/2011	$12.70879	$14.01936	10,709,989
01/01/2012 to 12/31/2012	$14.01936	$15.04558	5,652,714
01/01/2013 to 12/31/2013	$15.04558	$14.29010	2,279,181
01/01/2014 to 12/31/2014	$14.29010	$14.96195	1,979,323
01/01/2015 to 12/31/2015	$14.96195	$14.85000	4,202,361
01/01/2016 to 12/31/2016	$14.85000	$15.18095	4,684,852
01/01/2017 to 12/31/2017	$15.18095	$15.53542	2,706,927
01/01/2018 to 12/31/2018	$15.53542	$15.19804	4,370,659
01/01/2019 to 12/31/2019	$15.19804	$16.58366	1,327,699
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.60432	$9.60720	1,853,130
01/01/2011 to 12/31/2011	$9.60720	$9.37122	1,130,059
01/01/2012 to 12/31/2012	$9.37122	$10.44165	1,086,303
01/01/2013 to 12/31/2013	$10.44165	$11.91122	1,170,776
01/01/2014 to 12/31/2014	$11.91122	$12.42856	1,133,846
01/01/2015 to 12/31/2015	$12.42856	$12.06471	1,024,011
01/01/2016 to 12/31/2016	$12.06471	$12.45343	768,603
01/01/2017 to 12/31/2017	$12.45343	$14.28905	622,642
01/01/2018 to 12/31/2018	$14.28905	$12.98288	385,835
01/01/2019 to 12/31/2019	$12.98288	$15.21093	328,132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.81653	$16.62873	754,417
01/01/2011 to 12/31/2011	$16.62873	$14.82050	455,543
01/01/2012 to 12/31/2012	$14.82050	$17.72391	433,132
01/01/2013 to 12/31/2013	$17.72391	$20.05808	373,288
01/01/2014 to 12/31/2014	$20.05808	$18.42445	264,965
01/01/2015 to 12/31/2015	$18.42445	$17.56921	212,453
01/01/2016 to 12/31/2016	$17.56921	$17.56909	174,190
01/01/2017 to 12/31/2017	$17.56909	$22.34365	148,360
01/01/2018 to 12/31/2018	$22.34365	$18.08806	111,829
01/01/2019 to 12/31/2019	$18.08806	$22.57510	113,664
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.04824	$14.79010	3,774,526
01/01/2011 to 12/31/2011	$14.79010	$14.54332	2,478,160
01/01/2012 to 12/31/2012	$14.54332	$15.79599	2,505,973
01/01/2013 to 12/31/2013	$15.79599	$17.20544	2,392,545
01/01/2014 to 12/31/2014	$17.20544	$17.79816	1,942,378
01/01/2015 to 12/31/2015	$17.79816	$17.42813	1,689,336
01/01/2016 to 12/31/2016	$17.42813	$17.75400	1,281,235
01/01/2017 to 12/31/2017	$17.75400	$19.53244	1,079,516
01/01/2018 to 12/31/2018	$19.53244	$18.17721	608,424
01/01/2019 to 12/31/2019	$18.17721	$20.43701	556,351
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28718	$11.23382	39,108
01/01/2011 to 12/31/2011	$11.23382	$11.09370	45,177
01/01/2012 to 12/31/2012	$11.09370	$12.53538	82,848
01/01/2013 to 12/31/2013	$12.53538	$16.78516	86,792
01/01/2014 to 12/31/2014	$16.78516	$18.03129	115,640
01/01/2015 to 12/31/2015	$18.03129	$19.56984	95,355
01/01/2016 to 12/31/2016	$19.56984	$18.91767	44,471
01/01/2017 to 12/31/2017	$18.91767	$25.20894	38,807
01/01/2018 to 12/31/2018	$25.20894	$24.32895	40,559
01/01/2019 to 12/31/2019	$24.32895	$31.64806	39,777
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.20594	$14.33917	7,065,215
01/01/2011 to 12/31/2011	$14.33917	$13.93858	3,146,426
01/01/2012 to 12/31/2012	$13.93858	$15.35054	3,080,177
01/01/2013 to 12/31/2013	$15.35054	$20.57226	2,626,178
01/01/2014 to 12/31/2014	$20.57226	$22.31869	1,803,257
01/01/2015 to 12/31/2015	$22.31869	$24.09988	1,120,483
01/01/2016 to 12/31/2016	$24.09988	$24.96138	910,730
01/01/2017 to 12/31/2017	$24.96138	$32.56709	712,331
01/01/2018 to 12/31/2018	$32.56709	$31.08636	524,468
01/01/2019 to 12/31/2019	$31.08636	$40.14188	465,660
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.49076	$18.12642	408,161
01/01/2011 to 12/31/2011	$18.12642	$17.22557	265,817
01/01/2012 to 12/31/2012	$17.22557	$20.79752	278,539
01/01/2013 to 12/31/2013	$20.79752	$26.04056	263,515
01/01/2014 to 12/31/2014	$26.04056	$26.47322	240,465
01/01/2015 to 12/31/2015	$26.47322	$25.58966	206,553
01/01/2016 to 12/31/2016	$25.58966	$26.88996	137,756
01/01/2017 to 12/31/2017	$26.88996	$32.66966	121,979
01/01/2018 to 12/31/2018	$32.66966	$28.98428	92,618
01/01/2019 to 12/31/2019	$28.98428	$36.95159	72,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	586,180
01/01/2013 to 12/31/2013	$10.30591	$12.02243	615,902
01/01/2014 to 12/31/2014	$12.02243	$12.40002	406,776
01/01/2015 to 12/31/2015	$12.40002	$12.01335	280,581
01/01/2016 to 12/31/2016	$12.01335	$12.29506	240,036
01/01/2017 to 12/31/2017	$12.29506	$14.05136	207,434
01/01/2018 to 12/31/2018	$14.05136	$12.64242	145,643
01/01/2019 to 12/31/2019	$12.64242	$15.22538	150,672
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.96540	$13.23871	948,496
01/01/2011 to 12/31/2011	$13.23871	$12.91038	532,298
01/01/2012 to 12/31/2012	$12.91038	$14.82849	524,356
01/01/2013 to 12/31/2013	$14.82849	$19.88649	385,617
01/01/2014 to 12/31/2014	$19.88649	$21.20790	303,849
01/01/2015 to 12/31/2015	$21.20790	$22.30903	184,574
01/01/2016 to 12/31/2016	$22.30903	$22.30449	150,573
01/01/2017 to 12/31/2017	$22.30449	$28.60150	122,429
01/01/2018 to 12/31/2018	$28.60150	$28.65833	85,050
01/01/2019 to 12/31/2019	$28.65833	$38.73525	94,434
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	35,186
01/01/2014 to 12/31/2014	$13.44187	$14.53393	58,000
01/01/2015 to 12/31/2015	$14.53393	$14.15468	103,723
01/01/2016 to 12/31/2016	$14.15468	$15.75350	95,509
01/01/2017 to 12/31/2017	$15.75350	$18.13481	93,277
01/01/2018 to 12/31/2018	$18.13481	$15.98283	42,327
01/01/2019 to 12/31/2019	$15.98283	$20.28059	47,904
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.33854	$19.20592	1,199,578
01/01/2011 to 12/31/2011	$19.20592	$18.28055	516,180
01/01/2012 to 12/31/2012	$18.28055	$21.45017	505,518
01/01/2013 to 12/31/2013	$21.45017	$27.81671	514,046
01/01/2014 to 12/31/2014	$27.81671	$30.43387	354,830
01/01/2015 to 12/31/2015	$30.43387	$28.15819	393,677
01/01/2016 to 12/31/2016	$28.15819	$28.07868	289,803
01/01/2017 to 12/31/2017	$28.07868	$35.00934	233,017
01/01/2018 to 12/31/2018	$35.00934	$32.84713	164,397
01/01/2019 to 12/31/2019	$32.84713	$41.94011	146,897
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.18922	$18.39295	1,733,456
01/01/2011 to 12/31/2011	$18.39295	$17.59566	825,169
01/01/2012 to 12/31/2012	$17.59566	$20.21738	800,864
01/01/2013 to 12/31/2013	$20.21738	$28.16503	758,286
01/01/2014 to 12/31/2014	$28.16503	$31.56735	538,936
01/01/2015 to 12/31/2015	$31.56735	$29.22193	356,015
01/01/2016 to 12/31/2016	$29.22193	$33.89409	268,689
01/01/2017 to 12/31/2017	$33.89409	$37.83692	223,866
01/01/2018 to 12/31/2018	$37.83692	$31.01119	166,544
01/01/2019 to 12/31/2019	$31.01119	$36.81530	165,116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.09456	$10.90874	980,723
01/01/2011 to 12/31/2011	$10.90874	$8.53234	312,728
01/01/2012 to 12/31/2012	$8.53234	$9.87080	305,612
01/01/2013 to 12/31/2013	$9.87080	$9.70480	296,872
01/01/2014 to 12/31/2014	$9.70480	$9.07452	219,327
01/01/2015 to 12/31/2015	$9.07452	$7.41294	158,164
01/01/2016 to 12/31/2016	$7.41294	$8.17142	131,365
01/01/2017 to 12/31/2017	$8.17142	$10.13116	148,374
01/01/2018 to 12/31/2018	$10.13116	$8.54174	118,817
01/01/2019 to 12/31/2019	$8.54174	$9.49800	140,506
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.54252	$11.43570	8,283,737
01/01/2011 to 12/31/2011	$11.43570	$11.33056	6,052,545
01/01/2012 to 12/31/2012	$11.33056	$12.26806	6,075,309
01/01/2013 to 12/31/2013	$12.26806	$13.14361	4,709,560
01/01/2014 to 12/31/2014	$13.14361	$13.63857	3,895,690
01/01/2015 to 12/31/2015	$13.63857	$13.39866	3,259,683
01/01/2016 to 12/31/2016	$13.39866	$13.87085	2,705,465
01/01/2017 to 12/31/2017	$13.87085	$14.98656	2,496,956
01/01/2018 to 12/31/2018	$14.98656	$14.28280	1,614,706
01/01/2019 to 12/31/2019	$14.28280	$16.07673	1,545,737
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	31,164
01/01/2012 to 12/31/2012	$10.06623	$10.57685	120,118
01/01/2013 to 12/31/2013	$10.57685	$10.13596	75,527
01/01/2014 to 12/31/2014	$10.13596	$10.54611	200,307
01/01/2015 to 12/31/2015	$10.54611	$10.31799	233,932
01/01/2016 to 12/31/2016	$10.31799	$10.54843	196,224
01/01/2017 to 12/31/2017	$10.54843	$10.93540	173,969
01/01/2018 to 12/31/2018	$10.93540	$10.63925	210,555
01/01/2019 to 12/31/2019	$10.63925	$11.45521	190,750
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.21765	$9.59494	10,424,536
01/01/2011 to 12/31/2011	$9.59494	$8.82799	6,056,736
01/01/2012 to 12/31/2012	$8.82799	$9.77896	6,636,157
01/01/2013 to 12/31/2013	$9.77896	$11.22642	5,174,594
01/01/2014 to 12/31/2014	$11.22642	$12.02608	4,671,079
01/01/2015 to 12/31/2015	$12.02608	$11.72533	5,872,110
01/01/2016 to 12/31/2016	$11.72533	$12.66431	5,050,434
01/01/2017 to 12/31/2017	$12.66431	$14.42432	6,248,239
01/01/2018 to 12/31/2018	$14.42432	$13.07402	3,713,989
01/01/2019 to 12/31/2019	$13.07402	$15.28549	3,616,456
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.65663	0
01/01/2014 to 12/31/2014	$11.65663	$13.17812	12,539
01/01/2015 to 12/31/2015	$13.17812	$13.12729	12,321
01/01/2016 to 12/31/2016	$13.12729	$14.27652	16,007
01/01/2017 to 12/31/2017	$14.27652	$17.00506	22,931
01/01/2018 to 12/31/2018	$17.00506	$15.48731	17,707
01/01/2019 to 12/31/2019	$15.48731	$19.02004	14,140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.67068	$12.04334	574,473
01/01/2011 to 12/31/2011	$12.04334	$12.22331	392,036
01/01/2012 to 12/31/2012	$12.22331	$14.24559	363,906
01/01/2013 to 12/31/2013	$14.24559	$18.50679	307,188
01/01/2014 to 12/31/2014	$18.50679	$21.28040	275,608
01/01/2015 to 12/31/2015	$21.28040	$21.51891	188,891
01/01/2016 to 12/31/2016	$21.51891	$24.24513	148,282
01/01/2017 to 12/31/2017	$24.24513	$29.07825	103,492
01/01/2018 to 12/31/2018	$29.07825	$26.17897	65,884
01/01/2019 to 12/31/2019	$26.17897	$31.96486	55,151
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	4,694
01/01/2012 to 12/31/2012	$8.88478	$9.86246	8,784
01/01/2013 to 12/31/2013	$9.86246	$11.84221	14,120
01/01/2014 to 12/31/2014	$11.84221	$12.37240	17,695
01/01/2015 to 12/31/2015	$12.37240	$12.15561	11,416
01/01/2016 to 12/31/2016	$12.15561	$12.67909	10,320
01/01/2017 to 12/31/2017	$12.67909	$14.70144	16,137
01/01/2018 to 12/31/2018	$14.70144	$13.47923	4,518
01/01/2019 to 12/31/2019	$13.47923	$16.02711	4,506
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.32965	$23.83387	1,310,855
01/01/2011 to 12/31/2011	$23.83387	$20.31586	619,637
01/01/2012 to 12/31/2012	$20.31586	$23.92987	575,209
01/01/2013 to 12/31/2013	$23.92987	$33.05610	488,595
01/01/2014 to 12/31/2014	$33.05610	$34.03039	326,579
01/01/2015 to 12/31/2015	$34.03039	$33.82942	212,711
01/01/2016 to 12/31/2016	$33.82942	$35.74320	169,978
01/01/2017 to 12/31/2017	$35.74320	$44.77587	137,560
01/01/2018 to 12/31/2018	$44.77587	$39.15779	105,127
01/01/2019 to 12/31/2019	$39.15779	$52.42833	101,176
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.93636	$15.97414	560,624
01/01/2011 to 12/31/2011	$15.97414	$15.51765	229,807
01/01/2012 to 12/31/2012	$15.51765	$17.07584	227,003
01/01/2013 to 12/31/2013	$17.07584	$22.64361	254,635
01/01/2014 to 12/31/2014	$22.64361	$23.06171	150,987
01/01/2015 to 12/31/2015	$23.06171	$22.80129	140,102
01/01/2016 to 12/31/2016	$22.80129	$25.07054	94,009
01/01/2017 to 12/31/2017	$25.07054	$30.47775	80,211
01/01/2018 to 12/31/2018	$30.47775	$27.38292	61,761
01/01/2019 to 12/31/2019	$27.38292	$34.95375	52,941
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.03194	$18.57980	2,239,354
01/01/2011 to 12/31/2011	$18.57980	$17.13791	1,034,413
01/01/2012 to 12/31/2012	$17.13791	$19.86500	977,952
01/01/2013 to 12/31/2013	$19.86500	$26.77639	841,571
01/01/2014 to 12/31/2014	$26.77639	$27.65151	555,469
01/01/2015 to 12/31/2015	$27.65151	$25.95709	359,832
01/01/2016 to 12/31/2016	$25.95709	$32.90175	259,335
01/01/2017 to 12/31/2017	$32.90175	$34.64980	225,112
01/01/2018 to 12/31/2018	$34.64980	$28.18429	176,461
01/01/2019 to 12/31/2019	$28.18429	$33.72589	168,131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.82213	$15.12378	3,287,642
01/01/2011 to 12/31/2011	$15.12378	$15.13121	2,392,994
01/01/2012 to 12/31/2012	$15.13121	$16.84667	2,952,403
01/01/2013 to 12/31/2013	$16.84667	$19.30863	2,779,319
01/01/2014 to 12/31/2014	$19.30863	$20.05546	2,340,236
01/01/2015 to 12/31/2015	$20.05546	$19.68272	2,588,127
01/01/2016 to 12/31/2016	$19.68272	$20.76627	2,316,025
01/01/2017 to 12/31/2017	$20.76627	$23.51162	1,907,438
01/01/2018 to 12/31/2018	$23.51162	$21.83404	1,117,337
01/01/2019 to 12/31/2019	$21.83404	$25.88400	1,016,608
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.96346	$14.72792	1,463,744
01/01/2011 to 12/31/2011	$14.72792	$14.20354	705,514
01/01/2012 to 12/31/2012	$14.20354	$16.38318	719,092
01/01/2013 to 12/31/2013	$16.38318	$23.14801	790,692
01/01/2014 to 12/31/2014	$23.14801	$24.60341	601,191
01/01/2015 to 12/31/2015	$24.60341	$26.44903	542,339
01/01/2016 to 12/31/2016	$26.44903	$26.64780	338,969
01/01/2017 to 12/31/2017	$26.64780	$36.04747	307,802
01/01/2018 to 12/31/2018	$36.04747	$36.72606	219,374
01/01/2019 to 12/31/2019	$36.72606	$46.19936	180,984
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.02869	$14.37150	827,377
01/01/2011 to 12/31/2011	$14.37150	$14.02957	389,478
01/01/2012 to 12/31/2012	$14.02957	$15.60704	374,123
01/01/2013 to 12/31/2013	$15.60704	$20.61249	312,845
01/01/2014 to 12/31/2014	$20.61249	$20.53585	218,492
01/01/2015 to 12/31/2015	$20.53585	$18.92409	146,303
01/01/2016 to 12/31/2016	$18.92409	$19.70303	107,096
01/01/2017 to 12/31/2017	$19.70303	$22.52932	84,376
01/01/2018 to 12/31/2018	$22.52932	$19.95302	52,900
01/01/2019 to 12/31/2019	$19.95302	$24.65727	795,693
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.54745	$30.18855	765,030
01/01/2011 to 12/31/2011	$30.18855	$25.19761	406,424
01/01/2012 to 12/31/2012	$25.19761	$25.61209	335,676
01/01/2013 to 12/31/2013	$25.61209	$28.99000	260,892
01/01/2014 to 12/31/2014	$28.99000	$26.06130	215,002
01/01/2015 to 12/31/2015	$26.06130	$20.64367	157,665
01/01/2016 to 12/31/2016	$20.64367	$25.23758	124,254
01/01/2017 to 12/31/2017	$25.23758	$27.31118	96,736
01/01/2018 to 12/31/2018	$27.31118	$22.32795	62,512
01/01/2019 to 12/31/2019	$22.32795	$25.59815	56,896
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.45854	$13.96117	2,027,848
01/01/2011 to 12/31/2011	$13.96117	$14.26116	1,038,761
01/01/2012 to 12/31/2012	$14.26116	$14.72094	1,020,582
01/01/2013 to 12/31/2013	$14.72094	$13.89915	966,927
01/01/2014 to 12/31/2014	$13.89915	$13.71107	691,913
01/01/2015 to 12/31/2015	$13.71107	$12.82948	398,353
01/01/2016 to 12/31/2016	$12.82948	$13.13472	322,074
01/01/2017 to 12/31/2017	$13.13472	$13.14887	307,982
01/01/2018 to 12/31/2018	$13.14887	$13.15567	208,271
01/01/2019 to 12/31/2019	$13.15567	$13.11268	233,205

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.62934	$17.73966	373,327
01/01/2011 to 12/31/2011	$17.73966	$16.80248	177,897
01/01/2012 to 12/31/2012	$16.80248	$19.51741	193,813
01/01/2013 to 12/31/2013	$19.51741	$25.35324	177,689
01/01/2014 to 12/31/2014	$25.35324	$28.59472	142,803
01/01/2015 to 12/31/2015	$28.59472	$26.19760	84,217
01/01/2016 to 12/31/2016	$26.19760	$29.29784	69,199
01/01/2017 to 12/31/2017	$29.29784	$34.06892	49,049
01/01/2018 to 12/31/2018	$34.06892	$27.89532	29,139
01/01/2019 to 12/31/2019	$27.89532	$32.60466	27,608
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.68975	$9.77237	3,929,923
01/01/2011 to 12/31/2011	$9.77237	$9.25568	1,990,025
01/01/2012 to 12/31/2012	$9.25568	$10.07902	2,066,941
01/01/2013 to 12/31/2013	$10.07902	$11.91492	2,626,126
01/01/2014 to 12/31/2014	$11.91492	$12.33200	2,108,280
01/01/2015 to 12/31/2015	$12.33200	$12.02123	1,486,198
01/01/2016 to 12/31/2016	$12.02123	$12.56273	1,033,623
01/01/2017 to 12/31/2017	$12.56273	$14.00004	745,495
01/01/2018 to 12/31/2018	$14.00004	$13.04629	390,501
01/01/2019 to 12/31/2019	$13.04629	$15.42900	416,861
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.15893	$10.74307	1,455,140
01/01/2011 to 12/31/2011	$10.74307	$11.17421	1,431,689
01/01/2012 to 12/31/2012	$11.17421	$11.82248	1,628,650
01/01/2013 to 12/31/2013	$11.82248	$11.42468	1,316,330
01/01/2014 to 12/31/2014	$11.42468	$12.01422	1,334,165
01/01/2015 to 12/31/2015	$12.01422	$11.93173	1,207,548
01/01/2016 to 12/31/2016	$11.93173	$12.30837	971,194
01/01/2017 to 12/31/2017	$12.30837	$12.83673	831,418
01/01/2018 to 12/31/2018	$12.83673	$12.30647	1,008,070
01/01/2019 to 12/31/2019	$12.30647	$13.55776	1,009,618
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99290	$9.10608	62,232
01/01/2012 to 12/31/2012	$9.10608	$10.60542	79,481
01/01/2013 to 12/31/2013	$10.60542	$13.63301	114,086
01/01/2014 to 12/31/2014	$13.63301	$15.08965	95,616
01/01/2015 to 12/31/2015	$15.08965	$15.10888	72,187
01/01/2016 to 12/31/2016	$15.10888	$17.01830	52,474
01/01/2017 to 12/31/2017	$17.01830	$18.12750	35,398
01/01/2018 to 12/31/2018	$18.12750	$16.43440	23,935
01/01/2019 to 12/31/2019	$16.43440	$20.16759	26,783
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.26447	$13.70138	216,159
01/01/2011 to 12/31/2011	$13.70138	$13.97256	94,482
01/01/2012 to 12/31/2012	$13.97256	$16.57093	93,362
01/01/2013 to 12/31/2013	$16.57093	$22.84690	94,105
01/01/2014 to 12/31/2014	$22.84690	$26.82130	82,580
01/01/2015 to 12/31/2015	$26.82130	$27.14400	57,099
01/01/2016 to 12/31/2016	$27.14400	$23.57747	26,149
01/01/2017 to 12/31/2017	$23.57747	$26.79168	18,151
01/01/2018 to 12/31/2018	$26.79168	$26.51757	13,918
01/01/2019 to 12/31/2019	$26.51757	$34.46946	12,793

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04985	$9.74897	52,823
01/01/2013 to 12/31/2013	$9.74897	$13.10386	54,370
01/01/2014 to 12/31/2014	$13.10386	$13.88803	37,106
01/01/2015 to 12/31/2015	$13.88803	$13.78848	29,364
01/01/2016 to 12/31/2016	$13.78848	$13.62934	23,901
01/01/2017 to 12/31/2017	$13.62934	$16.37860	21,057
01/01/2018 to 12/31/2018	$16.37860	$15.16853	13,610
01/01/2019 to 12/31/2019	$15.16853	$19.99032	6,978
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$13.22457	$15.73766	813
01/01/2011 to 12/31/2011	$15.73766	$14.65886	207
01/01/2012 to 12/31/2012	$14.65886	$16.00172	207
01/01/2013 to 12/31/2013	$16.00172	$19.64487	207
01/01/2014 to 12/31/2014	$19.64487	$21.40148	207
01/01/2015 to 12/31/2015	$21.40148	$22.42560	207
01/01/2016 to 12/31/2016	$22.42560	$21.83439	0
01/01/2017 to 12/31/2017	$21.83439	$28.94671	0
01/01/2018 to 12/31/2018	$28.94671	$28.26462	0
01/01/2019 to 12/31/2019	$28.26462	$37.67634	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12639	$9.71945	118,243
01/01/2017 to 12/31/2017	$9.71945	$13.45391	87,171
01/01/2018 to 12/31/2018	$13.45391	$10.85970	48,197
01/01/2019 to 12/31/2019	$10.85970	$13.05918	50,858
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.38444	$29.48313	181,972
01/01/2011 to 12/31/2011	$29.48313	$21.11521	44,173
01/01/2012 to 12/31/2012	$21.11521	$23.91889	48,923
01/01/2013 to 12/31/2013	$23.91889	$26.97759	40,590
01/01/2014 to 12/31/2014	$26.97759	$26.04978	28,416
01/01/2015 to 12/31/2015	$26.04978	$23.15769	18,124
01/01/2016 to 12/31/2016	$23.15769	$22.86429	12,172
01/01/2017 to 12/31/2017	$22.86429	$29.80611	7,607
01/01/2018 to 12/31/2018	$29.80611	$23.79972	6,356
01/01/2019 to 12/31/2019	$23.79972	$29.48928	6,186
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.45784	$5.80061	75,968
01/01/2011 to 12/31/2011	$5.80061	$4.16810	27,599
01/01/2012 to 12/31/2012	$4.16810	$5.45464	229,721
01/01/2013 to 12/31/2013	$5.45464	$7.14130	43,064
01/01/2014 to 12/31/2014	$7.14130	$7.73255	24,137
01/01/2015 to 12/31/2015	$7.73255	$7.55278	17,997
01/01/2016 to 12/31/2016	$7.55278	$9.13087	32,776
01/01/2017 to 12/31/2017	$9.13087	$10.56304	14,870
01/01/2018 to 12/31/2018	$10.56304	$8.50677	10,945
01/01/2019 to 12/31/2019	$8.50677	$11.38513	10,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.99027	$20.34502	272,281
01/01/2011 to 12/31/2011	$20.34502	$16.73521	75,424
01/01/2012 to 12/31/2012	$16.73521	$17.80964	53,942
01/01/2013 to 12/31/2013	$17.80964	$20.69168	63,899
01/01/2014 to 12/31/2014	$20.69168	$20.64077	46,848
01/01/2015 to 12/31/2015	$20.64077	$17.42937	36,577
01/01/2016 to 12/31/2016	$17.42937	$20.26092	35,910
01/01/2017 to 12/31/2017	$20.26092	$24.44040	30,357
01/01/2018 to 12/31/2018	$24.44040	$19.73997	20,981
01/01/2019 to 12/31/2019	$19.73997	$22.79614	21,394
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.55067	$4.47595	409,072
01/01/2011 to 12/31/2011	$4.47595	$4.00094	415,057
01/01/2012 to 12/31/2012	$4.00094	$3.27334	250,861
01/01/2013 to 12/31/2013	$3.27334	$2.35853	225,606
01/01/2014 to 12/31/2014	$2.35853	$1.98409	147,330
01/01/2015 to 12/31/2015	$1.98409	$1.85043	169,701
01/01/2016 to 12/31/2016	$1.85043	$1.57842	106,623
01/01/2017 to 12/31/2017	$1.57842	$1.27029	52,688
01/01/2018 to 12/31/2018	$1.27029	$1.29648	38,855
01/01/2019 to 12/31/2019	$1.29648	$0.97991	29,383
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$15.79374	$16.28406	5,535
01/01/2011 to 12/31/2011	$16.28406	$17.02324	59
01/01/2012 to 12/31/2012	$17.02324	$23.49701	62
01/01/2013 to 12/31/2013	$23.49701	$38.82201	58
01/01/2014 to 12/31/2014	$38.82201	$49.40618	0
01/01/2015 to 12/31/2015	$49.40618	$50.06718	0
01/01/2016 to 12/31/2016	$50.06718	$41.51561	0
01/01/2017 to 12/31/2017	$41.51561	$49.91053	0
01/01/2018 to 12/31/2018	$49.91053	$45.65306	0
01/01/2019 to 12/31/2019	$45.65306	$52.15579	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.91715	$12.05691	491,331
01/01/2011 to 12/31/2011	$12.05691	$11.82838	340,742
01/01/2012 to 12/31/2012	$11.82838	$13.21475	214,190
01/01/2013 to 12/31/2013	$13.21475	$16.82132	306,946
01/01/2014 to 12/31/2014	$16.82132	$18.39413	176,025
01/01/2015 to 12/31/2015	$18.39413	$17.96195	133,539
01/01/2016 to 12/31/2016	$17.96195	$19.32394	61,991
01/01/2017 to 12/31/2017	$19.32394	$22.62480	53,783
01/01/2018 to 12/31/2018	$22.62480	$20.82827	54,099
01/01/2019 to 12/31/2019	$20.82827	$26.33389	40,904
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.05290	$13.87686	155,879
01/01/2011 to 12/31/2011	$13.87686	$14.55927	82,160
01/01/2012 to 12/31/2012	$14.55927	$15.83303	58,155
01/01/2013 to 12/31/2013	$15.83303	$19.95169	40,985
01/01/2014 to 12/31/2014	$19.95169	$21.57432	46,311
01/01/2015 to 12/31/2015	$21.57432	$22.04551	33,111
01/01/2016 to 12/31/2016	$22.04551	$22.39410	21,497
01/01/2017 to 12/31/2017	$22.39410	$25.27738	19,003
01/01/2018 to 12/31/2018	$25.27738	$21.12421	15,410
01/01/2019 to 12/31/2019	$21.12421	$26.22732	15,931

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.83037	$11.70644	56,637
01/01/2011 to 12/31/2011	$11.70644	$12.11602	38,322
01/01/2012 to 12/31/2012	$12.11602	$14.51214	53,104
01/01/2013 to 12/31/2013	$14.51214	$19.91264	47,447
01/01/2014 to 12/31/2014	$19.91264	$21.96854	17,485
01/01/2015 to 12/31/2015	$21.96854	$22.56186	38,119
01/01/2016 to 12/31/2016	$22.56186	$23.06076	21,794
01/01/2017 to 12/31/2017	$23.06076	$26.77935	19,395
01/01/2018 to 12/31/2018	$26.77935	$26.42932	17,333
01/01/2019 to 12/31/2019	$26.42932	$32.31545	12,577
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.49625	$14.59546	194,858
01/01/2011 to 12/31/2011	$14.59546	$13.04621	45,440
01/01/2012 to 12/31/2012	$13.04621	$14.92181	72,605
01/01/2013 to 12/31/2013	$14.92181	$17.80547	63,722
01/01/2014 to 12/31/2014	$17.80547	$15.95668	29,196
01/01/2015 to 12/31/2015	$15.95668	$13.95065	18,191
01/01/2016 to 12/31/2016	$13.95065	$14.75508	10,946
01/01/2017 to 12/31/2017	$14.75508	$17.32899	11,182
01/01/2018 to 12/31/2018	$17.32899	$14.59618	6,794
01/01/2019 to 12/31/2019	$14.59618	$16.86594	7,067
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.87459	$7.48120	151,486
01/01/2011 to 12/31/2011	$7.48120	$6.32399	63,803
01/01/2012 to 12/31/2012	$6.32399	$7.73778	94,736
01/01/2013 to 12/31/2013	$7.73778	$10.02584	89,832
01/01/2014 to 12/31/2014	$10.02584	$11.10586	86,222
01/01/2015 to 12/31/2015	$11.10586	$10.73201	41,114
01/01/2016 to 12/31/2016	$10.73201	$12.14166	37,052
01/01/2017 to 12/31/2017	$12.14166	$14.07823	21,928
01/01/2018 to 12/31/2018	$14.07823	$12.36900	15,736
01/01/2019 to 12/31/2019	$12.36900	$15.80710	16,477
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.85187	$10.94855	128,039
01/01/2011 to 12/31/2011	$10.94855	$11.82714	93,411
01/01/2012 to 12/31/2012	$11.82714	$13.62137	129,999
01/01/2013 to 12/31/2013	$13.62137	$18.67544	98,923
01/01/2014 to 12/31/2014	$18.67544	$22.66261	174,495
01/01/2015 to 12/31/2015	$22.66261	$23.34884	197,209
01/01/2016 to 12/31/2016	$23.34884	$21.97800	86,751
01/01/2017 to 12/31/2017	$21.97800	$26.07187	72,940
01/01/2018 to 12/31/2018	$26.07187	$26.70821	56,426
01/01/2019 to 12/31/2019	$26.70821	$31.27620	38,279
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.23724	$14.85592	120,850
01/01/2011 to 12/31/2011	$14.85592	$14.31402	45,982
01/01/2012 to 12/31/2012	$14.31402	$16.26006	41,861
01/01/2013 to 12/31/2013	$16.26006	$22.04275	51,065
01/01/2014 to 12/31/2014	$22.04275	$22.83001	30,740
01/01/2015 to 12/31/2015	$22.83001	$21.63024	8,886
01/01/2016 to 12/31/2016	$21.63024	$24.94384	14,263
01/01/2017 to 12/31/2017	$24.94384	$29.95243	7,768
01/01/2018 to 12/31/2018	$29.95243	$25.62968	2,451
01/01/2019 to 12/31/2019	$25.62968	$32.80971	2,166

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2010 to 12/31/2010	$21.14392	$28.05981	2,745
01/01/2011 to 12/31/2011	$28.05981	$25.62549	274
01/01/2012 to 12/31/2012	$25.62549	$30.10590	271
01/01/2013 to 12/31/2013	$30.10590	$44.80647	75
01/01/2014 to 12/31/2014	$44.80647	$44.44817	3
01/01/2015 to 12/31/2015	$44.44817	$52.47854	0
01/01/2016 to 12/31/2016	$52.47854	$54.33087	0
01/01/2017 to 12/31/2017	$54.33087	$72.51782	0
01/01/2018 to 12/31/2018	$72.51782	$74.64197	0
01/01/2019 to 12/31/2019	$74.64197	$86.42190	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.24077	$10.30671	52,527
01/01/2011 to 12/31/2011	$10.30671	$8.23662	20,070
01/01/2012 to 12/31/2012	$8.23662	$9.93405	32,157
01/01/2013 to 12/31/2013	$9.93405	$14.44619	43,086
01/01/2014 to 12/31/2014	$14.44619	$14.62883	14,546
01/01/2015 to 12/31/2015	$14.62883	$15.18449	16,157
01/01/2016 to 12/31/2016	$15.18449	$14.95826	8,110
01/01/2017 to 12/31/2017	$14.95826	$17.38274	7,544
01/01/2018 to 12/31/2018	$17.38274	$15.06665	3,878
01/01/2019 to 12/31/2019	$15.06665	$17.73621	3,886
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.28121	$10.30538	215,082
01/01/2011 to 12/31/2011	$10.30538	$10.42635	124,604
01/01/2012 to 12/31/2012	$10.42635	$11.52874	163,329
01/01/2013 to 12/31/2013	$11.52874	$14.77800	119,893
01/01/2014 to 12/31/2014	$14.77800	$16.37145	134,468
01/01/2015 to 12/31/2015	$16.37145	$16.66389	74,297
01/01/2016 to 12/31/2016	$16.66389	$17.16789	32,362
01/01/2017 to 12/31/2017	$17.16789	$21.10246	45,071
01/01/2018 to 12/31/2018	$21.10246	$20.31436	23,682
01/01/2019 to 12/31/2019	$20.31436	$25.68578	29,635
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.20001	$9.08142	629,740
01/01/2011 to 12/31/2011	$9.08142	$8.79527	95,035
01/01/2012 to 12/31/2012	$8.79527	$9.95835	176,960
01/01/2013 to 12/31/2013	$9.95835	$12.68942	70,234
01/01/2014 to 12/31/2014	$12.68942	$13.75224	130,581
01/01/2015 to 12/31/2015	$13.75224	$12.85214	40,759
01/01/2016 to 12/31/2016	$12.85214	$14.55415	49,438
01/01/2017 to 12/31/2017	$14.55415	$16.19661	39,559
01/01/2018 to 12/31/2018	$16.19661	$14.19878	30,012
01/01/2019 to 12/31/2019	$14.19878	$18.07638	24,850
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.33896	$16.80439	482,644
01/01/2011 to 12/31/2011	$16.80439	$16.00857	100,490
01/01/2012 to 12/31/2012	$16.00857	$18.11931	139,548
01/01/2013 to 12/31/2013	$18.11931	$23.20116	88,188
01/01/2014 to 12/31/2014	$23.20116	$24.10122	62,863
01/01/2015 to 12/31/2015	$24.10122	$23.71029	45,268
01/01/2016 to 12/31/2016	$23.71029	$26.25596	28,703
01/01/2017 to 12/31/2017	$26.25596	$30.47404	28,433
01/01/2018 to 12/31/2018	$30.47404	$26.31121	17,302
01/01/2019 to 12/31/2019	$26.31121	$32.06872	15,695

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.25065	$16.83903	89,452
01/01/2011 to 12/31/2011	$16.83903	$15.87137	143,417
01/01/2012 to 12/31/2012	$15.87137	$18.14839	129,093
01/01/2013 to 12/31/2013	$18.14839	$23.52919	72,654
01/01/2014 to 12/31/2014	$23.52919	$25.43319	44,829
01/01/2015 to 12/31/2015	$25.43319	$22.89795	16,337
01/01/2016 to 12/31/2016	$22.89795	$27.93189	31,587
01/01/2017 to 12/31/2017	$27.93189	$30.30961	15,372
01/01/2018 to 12/31/2018	$30.30961	$25.77932	17,699
01/01/2019 to 12/31/2019	$25.77932	$31.38001	16,856
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.16072	$16.42640	299,087
01/01/2011 to 12/31/2011	$16.42640	$16.34942	127,882
01/01/2012 to 12/31/2012	$16.34942	$18.64138	64,730
01/01/2013 to 12/31/2013	$18.64138	$24.55528	80,095
01/01/2014 to 12/31/2014	$24.55528	$28.18540	61,725
01/01/2015 to 12/31/2015	$28.18540	$29.71109	55,699
01/01/2016 to 12/31/2016	$29.71109	$30.68007	24,765
01/01/2017 to 12/31/2017	$30.68007	$39.24049	16,169
01/01/2018 to 12/31/2018	$39.24049	$37.77107	14,818
01/01/2019 to 12/31/2019	$37.77107	$50.65314	9,347
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.37850	$24.69774	237,085
01/01/2011 to 12/31/2011	$24.69774	$24.77365	123,070
01/01/2012 to 12/31/2012	$24.77365	$25.00590	92,407
01/01/2013 to 12/31/2013	$25.00590	$30.43581	73,523
01/01/2014 to 12/31/2014	$30.43581	$26.61251	46,729
01/01/2015 to 12/31/2015	$26.61251	$20.00468	28,780
01/01/2016 to 12/31/2016	$20.00468	$24.37192	24,956
01/01/2017 to 12/31/2017	$24.37192	$23.15117	15,386
01/01/2018 to 12/31/2018	$23.15117	$18.11618	16,371
01/01/2019 to 12/31/2019	$18.11618	$19.28557	17,838
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.37971	$8.25971	77,448
01/01/2011 to 12/31/2011	$8.25971	$9.41027	78,604
01/01/2012 to 12/31/2012	$9.41027	$10.32551	69,856
01/01/2013 to 12/31/2013	$10.32551	$13.33307	58,957
01/01/2014 to 12/31/2014	$13.33307	$15.61203	61,848
01/01/2015 to 12/31/2015	$15.61203	$15.99597	44,137
01/01/2016 to 12/31/2016	$15.99597	$15.10694	24,167
01/01/2017 to 12/31/2017	$15.10694	$16.35570	13,776
01/01/2018 to 12/31/2018	$16.35570	$15.04872	12,517
01/01/2019 to 12/31/2019	$15.04872	$16.83557	10,049
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.28198	$25.14489	706,026
01/01/2011 to 12/31/2011	$25.14489	$19.92802	304,198
01/01/2012 to 12/31/2012	$19.92802	$16.70480	230,424
01/01/2013 to 12/31/2013	$16.70480	$10.16888	188,855
01/01/2014 to 12/31/2014	$10.16888	$7.59470	139,034
01/01/2015 to 12/31/2015	$7.59470	$5.00254	109,328
01/01/2016 to 12/31/2016	$5.00254	$7.64712	88,929
01/01/2017 to 12/31/2017	$7.64712	$7.89825	64,969
01/01/2018 to 12/31/2018	$7.89825	$6.70382	58,445
01/01/2019 to 12/31/2019	$6.70382	$9.60031	73,626

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.90700	$15.78842	83,478
01/01/2011 to 12/31/2011	$15.78842	$16.22472	50,790
01/01/2012 to 12/31/2012	$16.22472	$18.64905	73,265
01/01/2013 to 12/31/2013	$18.64905	$18.31152	41,499
01/01/2014 to 12/31/2014	$18.31152	$22.45778	36,120
01/01/2015 to 12/31/2015	$22.45778	$22.10254	29,552
01/01/2016 to 12/31/2016	$22.10254	$22.92513	15,865
01/01/2017 to 12/31/2017	$22.92513	$24.30111	6,434
01/01/2018 to 12/31/2018	$24.30111	$22.47878	4,953
01/01/2019 to 12/31/2019	$22.47878	$27.95257	6,441
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.71084	$4.70448	419,574
01/01/2011 to 12/31/2011	$4.70448	$2.88443	242,940
01/01/2012 to 12/31/2012	$2.88443	$2.63332	203,113
01/01/2013 to 12/31/2013	$2.63332	$3.00886	324,295
01/01/2014 to 12/31/2014	$3.00886	$2.05847	261,130
01/01/2015 to 12/31/2015	$2.05847	$1.98735	140,201
01/01/2016 to 12/31/2016	$1.98735	$1.84906	71,496
01/01/2017 to 12/31/2017	$1.84906	$1.59807	41,373
01/01/2018 to 12/31/2018	$1.59807	$1.63276	54,454
01/01/2019 to 12/31/2019	$1.63276	$1.32276	56,538
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$9.65708	$10.64898	81
01/01/2011 to 12/31/2011	$10.64898	$10.03954	75
01/01/2012 to 12/31/2012	$10.03954	$9.43772	64
01/01/2013 to 12/31/2013	$9.43772	$12.35786	57
01/01/2014 to 12/31/2014	$12.35786	$16.30916	50
01/01/2015 to 12/31/2015	$16.30916	$15.53923	20
01/01/2016 to 12/31/2016	$15.53923	$19.46880	9
01/01/2017 to 12/31/2017	$19.46880	$25.89110	0
01/01/2018 to 12/31/2018	$25.89110	$22.79775	0
01/01/2019 to 12/31/2019	$22.79775	$33.49687	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.35873	$4.62566	0
01/01/2011 to 12/31/2011	$4.62566	$4.16456	0
01/01/2012 to 12/31/2012	$4.16456	$3.31100	0
01/01/2013 to 12/31/2013	$3.31100	$2.34842	0
01/01/2014 to 12/31/2014	$2.34842	$2.01729	0
01/01/2015 to 12/31/2015	$2.01729	$1.94530	0
01/01/2016 to 12/31/2016	$1.94530	$1.52310	0
01/01/2017 to 12/31/2017	$1.52310	$1.27221	0
01/01/2018 to 12/31/2018	$1.27221	$1.38480	0
01/01/2019 to 12/31/2019	$1.38480	$1.07095	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.93115	$3.03945	221,223
01/01/2011 to 12/31/2011	$3.03945	$2.66942	484,395
01/01/2012 to 12/31/2012	$2.66942	$2.12639	69,578
01/01/2013 to 12/31/2013	$2.12639	$1.47253	127,455
01/01/2014 to 12/31/2014	$1.47253	$1.16456	121,380
01/01/2015 to 12/31/2015	$1.16456	$0.99340	157,328
01/01/2016 to 12/31/2016	$0.99340	$0.87653	122,109
01/01/2017 to 12/31/2017	$0.87653	$0.64280	8,243
01/01/2018 to 12/31/2018	$0.64280	$0.61223	74,753
01/01/2019 to 12/31/2019	$0.61223	$0.43215	165,651

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.50915	$4.53713	8,137
01/01/2011 to 12/31/2011	$4.53713	$4.04658	0
01/01/2012 to 12/31/2012	$4.04658	$3.21681	0
01/01/2013 to 12/31/2013	$3.21681	$2.16944	0
01/01/2014 to 12/31/2014	$2.16944	$1.93177	0
01/01/2015 to 12/31/2015	$1.93177	$1.87946	0
01/01/2016 to 12/31/2016	$1.87946	$1.44559	0
01/01/2017 to 12/31/2017	$1.44559	$1.21680	0
01/01/2018 to 12/31/2018	$1.21680	$1.31764	0
01/01/2019 to 12/31/2019	$1.31764	$1.02388	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.10266	$17.39378	356,917
01/01/2011 to 12/31/2011	$17.39378	$17.28248	95,381
01/01/2012 to 12/31/2012	$17.28248	$19.06960	66,832
01/01/2013 to 12/31/2013	$19.06960	$26.27007	109,959
01/01/2014 to 12/31/2014	$26.27007	$26.33098	54,776
01/01/2015 to 12/31/2015	$26.33098	$26.13374	57,205
01/01/2016 to 12/31/2016	$26.13374	$30.82624	41,883
01/01/2017 to 12/31/2017	$30.82624	$34.16427	34,109
01/01/2018 to 12/31/2018	$34.16427	$31.58525	24,114
01/01/2019 to 12/31/2019	$31.58525	$36.90858	14,387
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.57234	$16.25741	126,161
01/01/2011 to 12/31/2011	$16.25741	$15.29473	84,864
01/01/2012 to 12/31/2012	$15.29473	$17.42782	107,828
01/01/2013 to 12/31/2013	$17.42782	$23.53814	77,589
01/01/2014 to 12/31/2014	$23.53814	$24.43346	27,331
01/01/2015 to 12/31/2015	$24.43346	$21.98497	24,153
01/01/2016 to 12/31/2016	$21.98497	$27.77501	43,861
01/01/2017 to 12/31/2017	$27.77501	$29.89484	22,387
01/01/2018 to 12/31/2018	$29.89484	$25.15502	18,818
01/01/2019 to 12/31/2019	$25.15502	$30.24535	10,622
ProFund VP Technology
01/01/2010 to 12/31/2010	$13.26985	$14.41496	326
01/01/2011 to 12/31/2011	$14.41496	$13.94829	326
01/01/2012 to 12/31/2012	$13.94829	$15.09296	1,063
01/01/2013 to 12/31/2013	$15.09296	$18.53647	1,115
01/01/2014 to 12/31/2014	$18.53647	$21.47855	1,066
01/01/2015 to 12/31/2015	$21.47855	$21.57666	1,108
01/01/2016 to 12/31/2016	$21.57666	$23.78061	0
01/01/2017 to 12/31/2017	$23.78061	$31.53883	0
01/01/2018 to 12/31/2018	$31.53883	$30.22619	0
01/01/2019 to 12/31/2019	$30.22619	$43.05004	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.92993	$11.26947	88,043
01/01/2011 to 12/31/2011	$11.26947	$11.26223	36,874
01/01/2012 to 12/31/2012	$11.26223	$12.87263	64,537
01/01/2013 to 12/31/2013	$12.87263	$14.15219	25,041
01/01/2014 to 12/31/2014	$14.15219	$13.96190	15,256
01/01/2015 to 12/31/2015	$13.96190	$13.90511	10,313
01/01/2016 to 12/31/2016	$13.90511	$16.59604	9,561
01/01/2017 to 12/31/2017	$16.59604	$15.93585	10,101
01/01/2018 to 12/31/2018	$15.93585	$13.27024	6,462
01/01/2019 to 12/31/2019	$13.27024	$14.94077	6,015

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.86322	$11.73362	161,631
01/01/2011 to 12/31/2011	$11.73362	$16.52075	201,989
01/01/2012 to 12/31/2012	$16.52075	$16.36400	108,109
01/01/2013 to 12/31/2013	$16.36400	$12.98482	69,919
01/01/2014 to 12/31/2014	$12.98482	$17.37387	67,585
01/01/2015 to 12/31/2015	$17.37387	$16.08218	38,162
01/01/2016 to 12/31/2016	$16.08218	$15.72894	33,767
01/01/2017 to 12/31/2017	$15.72894	$16.89499	32,118
01/01/2018 to 12/31/2018	$16.89499	$15.67351	24,788
01/01/2019 to 12/31/2019	$15.67351	$18.17744	34,099
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$9.04433	$10.83941	14,585
01/01/2011 to 12/31/2011	$10.83941	$10.12014	26,065
01/01/2012 to 12/31/2012	$10.12014	$12.79813	4,675
01/01/2013 to 12/31/2013	$12.79813	$21.09888	4,951
01/01/2014 to 12/31/2014	$21.09888	$25.50812	1,622
01/01/2015 to 12/31/2015	$25.50812	$24.30195	1,698
01/01/2016 to 12/31/2016	$24.30195	$28.27609	1,552
01/01/2017 to 12/31/2017	$28.27609	$39.11963	1,387
01/01/2018 to 12/31/2018	$39.11963	$32.42188	1,293
01/01/2019 to 12/31/2019	$32.42188	$50.94352	947
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.95938	$20.49746	146,295
01/01/2011 to 12/31/2011	$20.49746	$17.36400	35,034
01/01/2012 to 12/31/2012	$17.36400	$22.56778	98,624
01/01/2013 to 12/31/2013	$22.56778	$37.77254	38,790
01/01/2014 to 12/31/2014	$37.77254	$42.73997	21,593
01/01/2015 to 12/31/2015	$42.73997	$38.09188	15,187
01/01/2016 to 12/31/2016	$38.09188	$51.53791	12,859
01/01/2017 to 12/31/2017	$51.53791	$65.15335	5,468
01/01/2018 to 12/31/2018	$65.15335	$46.79933	3,435
01/01/2019 to 12/31/2019	$46.79933	$67.85060	3,300
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$13.63849	$18.09206	10,209
01/01/2011 to 12/31/2011	$18.09206	$17.53703	16,566
01/01/2012 to 12/31/2012	$17.53703	$23.00994	1,652
01/01/2013 to 12/31/2013	$23.00994	$40.41591	1,600
01/01/2014 to 12/31/2014	$40.41591	$53.85814	0
01/01/2015 to 12/31/2015	$53.85814	$60.02239	0
01/01/2016 to 12/31/2016	$60.02239	$63.96254	0
01/01/2017 to 12/31/2017	$63.96254	$105.63136	0
01/01/2018 to 12/31/2018	$105.63136	$93.63264	0
01/01/2019 to 12/31/2019	$93.63264	$165.03119	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$11.74326	$17.10089	7,452
01/01/2011 to 12/31/2011	$17.10089	$13.61674	1,359
01/01/2012 to 12/31/2012	$13.61674	$17.30007	1,347
01/01/2013 to 12/31/2013	$17.30007	$31.67947	38
01/01/2014 to 12/31/2014	$31.67947	$32.74913	33
01/01/2015 to 12/31/2015	$32.74913	$27.95815	13
01/01/2016 to 12/31/2016	$27.95815	$38.28800	6
01/01/2017 to 12/31/2017	$38.28800	$47.02815	0
01/01/2018 to 12/31/2018	$47.02815	$33.69576	0
01/01/2019 to 12/31/2019	$33.69576	$48.70073	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.32977	$16.97283	125,655
01/01/2011 to 12/31/2011	$16.97283	$19.56656	101,933
01/01/2012 to 12/31/2012	$19.56656	$19.22103	77,799
01/01/2013 to 12/31/2013	$19.22103	$21.36627	57,426
01/01/2014 to 12/31/2014	$21.36627	$26.38602	74,039
01/01/2015 to 12/31/2015	$26.38602	$24.22742	40,784
01/01/2016 to 12/31/2016	$24.22742	$27.35175	33,284
01/01/2017 to 12/31/2017	$27.35175	$29.68856	28,411
01/01/2018 to 12/31/2018	$29.68856	$29.96138	24,009
01/01/2019 to 12/31/2019	$29.96138	$36.11572	28,484
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.97934	$12.27968	60,908
01/01/2011 to 12/31/2011	$12.27968	$10.24985	34,000
01/01/2012 to 12/31/2012	$10.24985	$12.30676	37,664
01/01/2013 to 12/31/2013	$12.30676	$14.35102	31,424
01/01/2014 to 12/31/2014	$14.35102	$13.27373	18,938
01/01/2015 to 12/31/2015	$13.27373	$13.45996	10,699
01/01/2016 to 12/31/2016	$13.45996	$12.73181	8,956
01/01/2017 to 12/31/2017	$12.73181	$16.96399	12,006
01/01/2018 to 12/31/2018	$16.96399	$14.50790	6,632
01/01/2019 to 12/31/2019	$14.50790	$18.84108	5,843
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.37310	$17.35923	170,815
01/01/2011 to 12/31/2011	$17.35923	$14.85171	88,148
01/01/2012 to 12/31/2012	$14.85171	$16.56227	81,890
01/01/2013 to 12/31/2013	$16.56227	$19.48720	78,251
01/01/2014 to 12/31/2014	$19.48720	$18.10364	53,258
01/01/2015 to 12/31/2015	$18.10364	$18.16735	46,492
01/01/2016 to 12/31/2016	$18.16735	$18.40319	30,230
01/01/2017 to 12/31/2017	$18.40319	$22.54263	12,401
01/01/2018 to 12/31/2018	$22.54263	$18.38388	8,404
01/01/2019 to 12/31/2019	$18.38388	$20.83041	9,209
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.20854	$19.15774	78,728
01/01/2011 to 12/31/2011	$19.15774	$17.78749	132,209
01/01/2012 to 12/31/2012	$17.78749	$21.07078	52,086
01/01/2013 to 12/31/2013	$21.07078	$28.98366	61,715
01/01/2014 to 12/31/2014	$28.98366	$29.59524	69,324
01/01/2015 to 12/31/2015	$29.59524	$29.50362	60,458
01/01/2016 to 12/31/2016	$29.50362	$29.16655	13,693
01/01/2017 to 12/31/2017	$29.16655	$38.61544	8,624
01/01/2018 to 12/31/2018	$38.61544	$38.07419	6,645
01/01/2019 to 12/31/2019	$38.07419	$51.31832	8,038
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59320	$12.23405	200,784
01/01/2011 to 12/31/2011	$12.23405	$11.48093	107,662
01/01/2012 to 12/31/2012	$11.48093	$12.17598	99,872
01/01/2013 to 12/31/2013	$12.17598	$17.98351	99,173
01/01/2014 to 12/31/2014	$17.98351	$17.34637	68,321
01/01/2015 to 12/31/2015	$17.34637	$16.56830	44,491
01/01/2016 to 12/31/2016	$16.56830	$17.57150	35,794
01/01/2017 to 12/31/2017	$17.57150	$21.74456	19,455
01/01/2018 to 12/31/2018	$21.74456	$21.64350	13,537
01/01/2019 to 12/31/2019	$21.64350	$26.60656	11,676
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
01/01/2018 to 12/31/2018	$18.67758	$18.19008	0
01/01/2019 to 12/31/2019	$18.19008	$20.04228	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
01/01/2019 to 12/31/2019	$11.87985	$13.51145	519,164
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
01/01/2019 to 12/31/2019	$15.38046	$18.36769	364,584
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
01/01/2019 to 12/31/2019	$11.52576	$13.33382	212,317

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
01/01/2019 to 12/31/2019	$15.00502	$18.02517	139
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
01/01/2019 to 12/31/2019	$14.91010	$17.44916	709,424
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261
01/01/2019 to 12/31/2019	$11.43110	$13.17643	47,122
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
01/01/2019 to 12/31/2019	$10.99099	$11.26903	125,714
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
01/01/2019 to 12/31/2019	$14.03230	$15.02038	227,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
01/01/2019 to 12/31/2019	$12.84104	$12.76066	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
01/01/2019 to 12/31/2019	$10.72679	$10.88017	651,299
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
01/01/2019 to 12/31/2019	$12.69382	$13.07047	53,060
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
01/01/2019 to 12/31/2019	$11.57692	$12.01383	75,692
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
01/01/2019 to 12/31/2019	$9.87036	$10.30248	60,579

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
01/01/2019 to 12/31/2019	$9.57576	$10.13083	141,387
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
01/01/2019 to 12/31/2019	$10.99190	$11.71107	54,987
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
01/01/2019 to 12/31/2019	$9.65735	$10.41349	459,198
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
01/01/2019 to 12/31/2019	$9.60031	$10.41379	520,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
01/01/2019 to 12/31/2019	$9.61308	$10.51259	49,989
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
01/01/2019 to 12/31/2019	$9.64220	$10.61138	81,688
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21123	67,391
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
01/01/2019 to 12/31/2019	$15.34341	$18.38183	684,865
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
01/01/2019 to 12/31/2019	$14.91743	$19.15560	9,729

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250
01/01/2019 to 12/31/2019	$12.34748	$15.14104	5,542
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
01/01/2019 to 12/31/2019	$36.25398	$46.62007	14,416
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426
01/01/2019 to 12/31/2019	$12.17008	$14.31213	312,609
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
01/01/2019 to 12/31/2019	$11.57618	$13.16236	151,081
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333
01/01/2019 to 12/31/2019	$33.70173	$40.50401	10,631

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
01/01/2019 to 12/31/2019	$8.64110	$8.61148	100,185
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
01/01/2019 to 12/31/2019	$19.89455	$22.47970	60,885
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
01/01/2019 to 12/31/2019	$19.33064	$24.53697	24,444
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
01/01/2019 to 12/31/2019	$20.33586	$26.32882	51,999
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
01/01/2019 to 12/31/2019	$18.90306	$22.23431	29,363

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
01/01/2019 to 12/31/2019	$15.34181	$16.72353	435,575
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
01/01/2019 to 12/31/2019	$12.83609	$15.02356	76,340
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
01/01/2019 to 12/31/2019	$17.79285	$22.18395	19,252
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
01/01/2019 to 12/31/2019	$17.88053	$20.08284	164,962
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291
01/01/2019 to 12/31/2019	$24.10328	$31.32245	2,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
01/01/2019 to 12/31/2019	$30.57934	$39.44675	84,888
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
01/01/2019 to 12/31/2019	$28.51069	$36.31088	14,419
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034
01/01/2019 to 12/31/2019	$12.55669	$15.10671	48,067
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
01/01/2019 to 12/31/2019	$28.19050	$38.06396	21,527
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
01/01/2019 to 12/31/2019	$15.87912	$20.12846	4,129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
01/01/2019 to 12/31/2019	$32.31134	$41.21392	43,775
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
01/01/2019 to 12/31/2019	$30.50461	$36.17688	25,928
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
01/01/2019 to 12/31/2019	$8.45097	$9.38757	24,013
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
01/01/2019 to 12/31/2019	$14.09343	$15.84744	442,550
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
01/01/2019 to 12/31/2019	$10.56155	$11.35993	30,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240
01/01/2019 to 12/31/2019	$12.90438	$15.07170	844,389
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993
01/01/2019 to 12/31/2019	$15.39750	$18.89047	1,867
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
01/01/2019 to 12/31/2019	$25.75198	$31.41135	17,792
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
01/01/2019 to 12/31/2019	$13.37412	$15.88601	16,528
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
01/01/2019 to 12/31/2019	$38.51870	$51.51999	18,827

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
01/01/2019 to 12/31/2019	$26.93614	$34.34849	13,654
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
01/01/2019 to 12/31/2019	$27.72367	$33.14090	35,426
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
01/01/2019 to 12/31/2019	$21.47808	$25.43604	319,371
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
01/01/2019 to 12/31/2019	$36.12627	$45.39837	45,808
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
01/01/2019 to 12/31/2019	$19.62731	$24.23010	115,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994
01/01/2019 to 12/31/2019	$21.96365	$25.15476	20,651
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
01/01/2019 to 12/31/2019	$12.94095	$12.88561	36,899
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
01/01/2019 to 12/31/2019	$27.43967	$32.03921	9,104
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
01/01/2019 to 12/31/2019	$12.87346	$15.20912	79,478
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
01/01/2019 to 12/31/2019	$12.16733	$13.39080	197,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167
01/01/2019 to 12/31/2019	$16.30625	$19.98990	8,686
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
01/01/2019 to 12/31/2019	$26.08529	$33.87289	2,157
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
01/01/2019 to 12/31/2019	$15.06568	$19.83441	3,660
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
01/01/2019 to 12/31/2019	$20.27802	$27.00269	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
01/01/2019 to 12/31/2019	$10.83322	$13.01402	26,929

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
01/01/2018 to 12/31/2018	$29.35013	$23.41152	4,119
01/01/2019 to 12/31/2019	$23.41152	$28.97868	5,866
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
01/01/2018 to 12/31/2018	$10.40090	$8.36760	1,590
01/01/2019 to 12/31/2019	$8.36760	$11.18736	1,274
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657
01/01/2018 to 12/31/2018	$24.06599	$19.41753	4,142
01/01/2019 to 12/31/2019	$19.41753	$22.40082	4,201
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
01/01/2018 to 12/31/2018	$1.25085	$1.27539	10,982
01/01/2019 to 12/31/2019	$1.27539	$0.96310	9,944
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
01/01/2018 to 12/31/2018	$22.27807	$20.48799	13,833
01/01/2019 to 12/31/2019	$20.48799	$25.87715	10,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
01/01/2018 to 12/31/2018	$24.89004	$20.77908	1,049
01/01/2019 to 12/31/2019	$20.77908	$25.77247	1,091
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
01/01/2018 to 12/31/2018	$26.36925	$25.99790	1,603
01/01/2019 to 12/31/2019	$25.99790	$31.75553	85
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694
01/01/2018 to 12/31/2018	$17.06415	$14.35830	6,816
01/01/2019 to 12/31/2019	$14.35830	$16.57404	11,519
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
01/01/2018 to 12/31/2018	$13.86277	$12.16726	6,948
01/01/2019 to 12/31/2019	$12.16726	$15.53347	5,694
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
01/01/2018 to 12/31/2018	$25.67254	$26.27206	3,015
01/01/2019 to 12/31/2019	$26.27206	$30.73411	2,790

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
01/01/2018 to 12/31/2018	$29.49345	$25.21097	395
01/01/2019 to 12/31/2019	$25.21097	$32.24073	732
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
01/01/2018 to 12/31/2018	$17.11663	$14.82071	2,677
01/01/2019 to 12/31/2019	$14.82071	$17.42892	3,511
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545
01/01/2018 to 12/31/2018	$20.82210	$20.02393	12,027
01/01/2019 to 12/31/2019	$20.02393	$25.29270	9,337
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
01/01/2018 to 12/31/2018	$15.98163	$13.99597	22,715
01/01/2019 to 12/31/2019	$13.99597	$17.79991	9,745
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
01/01/2018 to 12/31/2018	$30.00659	$25.88101	7,499
01/01/2019 to 12/31/2019	$25.88101	$31.51207	4,342

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
01/01/2018 to 12/31/2018	$29.84586	$25.35883	3,778
01/01/2019 to 12/31/2019	$25.35883	$30.83649	2,486
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
01/01/2018 to 12/31/2018	$38.63953	$37.15438	386
01/01/2019 to 12/31/2019	$37.15438	$49.77529	685
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872
01/01/2018 to 12/31/2018	$22.79668	$17.82046	2,106
01/01/2019 to 12/31/2019	$17.82046	$18.95128	1,675
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
01/01/2018 to 12/31/2018	$16.10530	$14.80303	1,649
01/01/2019 to 12/31/2019	$14.80303	$16.54376	1,715
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
01/01/2018 to 12/31/2018	$7.77731	$6.59437	3,028
01/01/2019 to 12/31/2019	$6.59437	$9.43393	6,505

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
01/01/2018 to 12/31/2018	$23.92936	$22.11218	903
01/01/2019 to 12/31/2019	$22.11218	$27.46859	1,037
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
01/01/2018 to 12/31/2018	$1.57346	$1.60591	77,923
01/01/2019 to 12/31/2019	$1.60591	$1.29968	74,757
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696
01/01/2018 to 12/31/2018	$0.63309	$0.60244	1,359
01/01/2019 to 12/31/2019	$0.60244	$0.42473	6,972
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
01/01/2018 to 12/31/2018	$33.64189	$31.07035	2,730
01/01/2019 to 12/31/2019	$31.07035	$36.27001	3,653
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
01/01/2018 to 12/31/2018	$29.43635	$24.74384	2,779
01/01/2019 to 12/31/2019	$24.74384	$29.72065	2,825

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
01/01/2018 to 12/31/2018	$15.69223	$13.05400	864
01/01/2019 to 12/31/2019	$13.05400	$14.68227	356
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
01/01/2018 to 12/31/2018	$16.63619	$15.41759	5,655
01/01/2019 to 12/31/2019	$15.41759	$17.86231	3,567
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976
01/01/2018 to 12/31/2018	$64.15494	$46.03476	100
01/01/2019 to 12/31/2019	$46.03476	$66.67386	73
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
01/01/2018 to 12/31/2018	$29.23391	$29.47220	2,015
01/01/2019 to 12/31/2019	$29.47220	$35.48974	1,449
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952
01/01/2019 to 12/31/2019	$14.30142	$18.55404	1,755

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
01/01/2019 to 12/31/2019	$14.80478	$16.75801	13,073
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
01/01/2019 to 12/31/2019	$37.45311	$50.42961	1,382
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
01/01/2019 to 12/31/2019	$21.45711	$26.35032	8,816
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
01/01/2019 to 12/31/2019	$15.11777	$17.18531	1,187,626
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
01/01/2018 to 12/31/2018	$21.25019	$19.58711	1,069,129
01/01/2019 to 12/31/2019	$19.58711	$23.37947	763,283
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
01/01/2018 to 12/31/2018	$17.62913	$15.90135	903,637
01/01/2019 to 12/31/2019	$15.90135	$18.38637	756,477
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
01/01/2018 to 12/31/2018	$16.62936	$14.96183	1,094
01/01/2019 to 12/31/2019	$14.96183	$17.96415	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
01/01/2019 to 12/31/2019	$18.23565	$21.33025	1,654,900
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009
01/01/2018 to 12/31/2018	$12.27425	$11.38660	109,445
01/01/2019 to 12/31/2019	$11.38660	$13.11843	98,723
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
01/01/2019 to 12/31/2019	$9.89801	$10.14319	132,112
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
01/01/2019 to 12/31/2019	$12.06160	$12.90418	1,368,318
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
01/01/2019 to 12/31/2019	$11.20236	$11.12590	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
01/01/2019 to 12/31/2019	$11.26263	$11.41768	41,194
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
01/01/2019 to 12/31/2019	$12.63598	$13.00413	10,610
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
01/01/2019 to 12/31/2019	$11.52964	$11.95858	3,588
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
01/01/2019 to 12/31/2019	$9.83485	$10.26023	125,544
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
01/01/2019 to 12/31/2019	$9.54676	$10.09501	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
01/01/2019 to 12/31/2019	$10.96390	$11.67532	6,362

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
01/01/2019 to 12/31/2019	$9.63760	$10.38686	139,625
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
01/01/2019 to 12/31/2019	$9.58554	$10.39246	82,738
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
01/01/2019 to 12/31/2019	$9.60332	$10.49663	3,114
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
01/01/2019 to 12/31/2019	$9.63714	$10.60044	412
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99887	$11.20549	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
01/01/2019 to 12/31/2019	$20.03620	$23.99164	2,124,591
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
01/01/2018 to 12/31/2018	$15.94601	$14.87303	74,025
01/01/2019 to 12/31/2019	$14.87303	$19.08886	54,801
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
01/01/2018 to 12/31/2018	$22.71406	$21.19817	26,923
01/01/2019 to 12/31/2019	$21.19817	$25.98082	22,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
01/01/2019 to 12/31/2019	$28.61516	$36.77835	55,346
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
01/01/2018 to 12/31/2018	$18.85341	$17.03467	918,491
01/01/2019 to 12/31/2019	$17.03467	$20.02265	775,347
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
01/01/2018 to 12/31/2018	$16.44538	$14.96964	811,941
01/01/2019 to 12/31/2019	$14.96964	$17.01209	769,752
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
01/01/2018 to 12/31/2018	$31.50779	$26.51811	104,410
01/01/2019 to 12/31/2019	$26.51811	$31.85425	86,446
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
01/01/2019 to 12/31/2019	$8.32900	$8.29626	188,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
01/01/2018 to 12/31/2018	$18.59586	$17.85079	132,917
01/01/2019 to 12/31/2019	$17.85079	$20.16001	100,292
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
01/01/2019 to 12/31/2019	$24.09160	$30.56468	84,049
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
01/01/2019 to 12/31/2019	$17.32136	$22.41448	109,374
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
01/01/2019 to 12/31/2019	$14.34915	$16.86923	47,363
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
01/01/2019 to 12/31/2019	$13.90830	$15.15318	1,973,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
01/01/2018 to 12/31/2018	$20.09541	$18.23019	985,871
01/01/2019 to 12/31/2019	$18.23019	$21.32602	833,078
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
01/01/2019 to 12/31/2019	$15.32995	$19.10352	102,126
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
01/01/2018 to 12/31/2018	$16.02625	$14.89124	670,588
01/01/2019 to 12/31/2019	$14.89124	$16.71678	399,129
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
01/01/2018 to 12/31/2018	$24.89742	$23.99133	83,283
01/01/2019 to 12/31/2019	$23.99133	$31.16099	81,261
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821
01/01/2019 to 12/31/2019	$31.94445	$41.18670	97,095

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
01/01/2018 to 12/31/2018	$26.15968	$23.17286	208,220
01/01/2019 to 12/31/2019	$23.17286	$29.49747	174,521
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
01/01/2018 to 12/31/2018	$13.92998	$12.51390	208,263
01/01/2019 to 12/31/2019	$12.51390	$15.04752	168,426
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
01/01/2019 to 12/31/2019	$28.71019	$38.74606	62,187
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
01/01/2018 to 12/31/2018	$17.98666	$15.82783	63,638
01/01/2019 to 12/31/2019	$15.82783	$20.05319	72,196
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
01/01/2019 to 12/31/2019	$26.74246	$34.09333	198,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
01/01/2019 to 12/31/2019	$27.62557	$32.74574	90,524
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
01/01/2018 to 12/31/2018	$16.28412	$13.70812	178,553
01/01/2019 to 12/31/2019	$13.70812	$15.21947	109,096
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
01/01/2019 to 12/31/2019	$15.51200	$17.43365	1,431,839
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
01/01/2018 to 12/31/2018	$10.83250	$10.52292	162,292
01/01/2019 to 12/31/2019	$10.52292	$11.31269	161,464
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634
01/01/2018 to 12/31/2018	$21.08059	$19.07779	4,453,104
01/01/2019 to 12/31/2019	$19.07779	$22.27055	3,865,020

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
01/01/2018 to 12/31/2018	$16.88364	$15.35300	0
01/01/2019 to 12/31/2019	$15.35300	$18.82623	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
01/01/2018 to 12/31/2018	$34.47875	$30.99332	83,665
01/01/2019 to 12/31/2019	$30.99332	$37.78519	59,549
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
01/01/2018 to 12/31/2018	$14.55225	$13.32189	95
01/01/2019 to 12/31/2019	$13.32189	$15.81575	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
01/01/2019 to 12/31/2019	$27.36088	$36.57737	72,517
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662
01/01/2019 to 12/31/2019	$29.72288	$37.88269	110,488

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
01/01/2019 to 12/31/2019	$23.93584	$28.59832	36,283
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
01/01/2018 to 12/31/2018	$20.41185	$18.92623	2,463,819
01/01/2019 to 12/31/2019	$18.92623	$22.40244	1,705,026
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
01/01/2019 to 12/31/2019	$36.77874	$46.19474	237,160
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
01/01/2019 to 12/31/2019	$19.27156	$23.77874	242,627
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
01/01/2018 to 12/31/2018	$14.52729	$11.85837	140,091
01/01/2019 to 12/31/2019	$11.85837	$13.57435	141,173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
01/01/2019 to 12/31/2019	$10.70722	$10.65596	107,436
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
01/01/2019 to 12/31/2019	$24.88719	$29.04403	26,727
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
01/01/2018 to 12/31/2018	$20.31542	$18.90245	240,983
01/01/2019 to 12/31/2019	$18.90245	$22.32060	279,250
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
01/01/2019 to 12/31/2019	$12.85448	$14.13978	784,306
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
01/01/2018 to 12/31/2018	$17.94335	$16.24238	737
01/01/2019 to 12/31/2019	$16.24238	$19.90152	451

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
01/01/2018 to 12/31/2018	$25.44904	$25.14970	11,497
01/01/2019 to 12/31/2019	$25.14970	$32.64141	9,438
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
01/01/2018 to 12/31/2018	$16.23714	$15.01436	5,346
01/01/2019 to 12/31/2019	$15.01436	$19.75693	2,953
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
01/01/2018 to 12/31/2018	$13.42521	$10.81983	8,229
01/01/2019 to 12/31/2019	$10.81983	$12.99127	3,494
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295
01/01/2018 to 12/31/2018	$15.63976	$12.46888	3,658
01/01/2019 to 12/31/2019	$12.46888	$15.42592	5,359
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
01/01/2018 to 12/31/2018	$23.92474	$19.23782	0
01/01/2019 to 12/31/2019	$19.23782	$25.70779	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
01/01/2018 to 12/31/2018	$21.58985	$17.41077	1,562
01/01/2019 to 12/31/2019	$17.41077	$20.07548	1,526
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
01/01/2018 to 12/31/2018	$1.65730	$1.68894	7,448
01/01/2019 to 12/31/2019	$1.68894	$1.27469	7,427
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
01/01/2018 to 12/31/2018	$25.94139	$23.84474	3,369
01/01/2019 to 12/31/2019	$23.84474	$30.10158	3,369
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365
01/01/2018 to 12/31/2018	$26.04457	$21.73177	5,394
01/01/2019 to 12/31/2019	$21.73177	$26.94027	5,544
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
01/01/2018 to 12/31/2018	$33.12038	$32.63720	7,609
01/01/2019 to 12/31/2019	$32.63720	$39.84478	7,883

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
01/01/2018 to 12/31/2018	$16.10832	$13.54713	0
01/01/2019 to 12/31/2019	$13.54713	$15.62978	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
01/01/2018 to 12/31/2018	$26.05990	$22.86079	11,437
01/01/2019 to 12/31/2019	$22.86079	$29.17052	10,698
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
01/01/2018 to 12/31/2018	$30.34992	$31.04277	32,433
01/01/2019 to 12/31/2019	$31.04277	$36.29654	26,628
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957
01/01/2018 to 12/31/2018	$30.90781	$26.40636	6,938
01/01/2019 to 12/31/2019	$26.40636	$33.75227	7,603
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
01/01/2018 to 12/31/2018	$17.36386	$15.02714	0
01/01/2019 to 12/31/2019	$15.02714	$17.66270	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
01/01/2018 to 12/31/2018	$28.40091	$27.29812	6,723
01/01/2019 to 12/31/2019	$27.29812	$34.46318	8,481
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
01/01/2018 to 12/31/2018	$24.78227	$21.69198	7,052
01/01/2019 to 12/31/2019	$21.69198	$27.57367	6,506
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
01/01/2018 to 12/31/2018	$28.58896	$24.64565	13,610
01/01/2019 to 12/31/2019	$24.64565	$29.99259	15,631
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513
01/01/2018 to 12/31/2018	$26.82925	$22.78403	8,626
01/01/2019 to 12/31/2019	$22.78403	$27.69139	10,086
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
01/01/2018 to 12/31/2018	$35.73268	$34.34160	6,823
01/01/2019 to 12/31/2019	$34.34160	$45.98354	7,781

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
01/01/2018 to 12/31/2018	$12.76687	$9.97495	135
01/01/2019 to 12/31/2019	$9.97495	$10.60256	135
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
01/01/2018 to 12/31/2018	$25.24407	$23.19091	108
01/01/2019 to 12/31/2019	$23.19091	$25.90493	107
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
01/01/2018 to 12/31/2018	$5.53664	$4.69211	9,870
01/01/2019 to 12/31/2019	$4.69211	$6.70922	12,276
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594
01/01/2018 to 12/31/2018	$26.09733	$24.10317	1,766
01/01/2019 to 12/31/2019	$24.10317	$29.92662	4,364
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
01/01/2018 to 12/31/2018	$2.82792	$2.88488	17,055
01/01/2019 to 12/31/2019	$2.88488	$2.33361	9,775

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
01/01/2018 to 12/31/2018	$1.14725	$1.09114	0
01/01/2019 to 12/31/2019	$1.09114	$0.76892	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
01/01/2018 to 12/31/2018	$30.11902	$27.80240	6,053
01/01/2019 to 12/31/2019	$27.80240	$32.43860	9,149
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
01/01/2018 to 12/31/2018	$26.99610	$22.68090	4,783
01/01/2019 to 12/31/2019	$22.68090	$27.22882	8,842
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650
01/01/2018 to 12/31/2018	$17.47732	$14.53149	5,368
01/01/2019 to 12/31/2019	$14.53149	$16.33577	7,907
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
01/01/2018 to 12/31/2018	$13.68679	$12.67772	16
01/01/2019 to 12/31/2019	$12.67772	$14.68052	16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
01/01/2018 to 12/31/2018	$73.92049	$53.01483	138
01/01/2019 to 12/31/2019	$53.01483	$76.74431	57
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
01/01/2018 to 12/31/2018	$22.01274	$22.18087	14,267
01/01/2019 to 12/31/2019	$22.18087	$26.69603	15,101
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
01/01/2018 to 12/31/2018	$20.46699	$17.47680	1,403
01/01/2019 to 12/31/2019	$17.47680	$22.66204	176
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
01/01/2019 to 12/31/2019	$15.26487	$17.26977	3,701
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
01/01/2019 to 12/31/2019	$29.58610	$39.81667	400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
01/01/2018 to 12/31/2018	$21.49800	$21.36513	1,538
01/01/2019 to 12/31/2019	$21.36513	$26.22405	1,566
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.39964	$14.12001	0
01/01/2011 to 12/31/2011	$14.12001	$14.19646	0
01/01/2012 to 12/31/2012	$14.19646	$15.85262	0
01/01/2013 to 12/31/2013	$15.85262	$17.06594	0
01/01/2014 to 12/31/2014	$17.06594	$17.08961	0
01/01/2015 to 12/31/2015	$17.08961	$16.74803	0
01/01/2016 to 12/31/2016	$16.74803	$17.86406	0
01/01/2017 to 12/31/2017	$17.86406	$18.31915	0
01/01/2018 to 12/31/2018	$18.31915	$17.81360	0
01/01/2019 to 12/31/2019	$17.81360	$19.59751	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.49784	$10.40560	10,629,323
01/01/2011 to 12/31/2011	$10.40560	$9.91149	8,503,821
01/01/2012 to 12/31/2012	$9.91149	$10.91684	8,408,411
01/01/2013 to 12/31/2013	$10.91684	$11.74768	7,673,814
01/01/2014 to 12/31/2014	$11.74768	$11.93407	6,609,428
01/01/2015 to 12/31/2015	$11.93407	$11.30152	5,054,739
01/01/2016 to 12/31/2016	$11.30152	$11.75981	3,999,455
01/01/2017 to 12/31/2017	$11.75981	$12.95588	3,293,604
01/01/2018 to 12/31/2018	$12.95588	$11.64463	1,809,868
01/01/2019 to 12/31/2019	$11.64463	$13.22368	1,806,951
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.64819	$10.73480	4,688,102
01/01/2011 to 12/31/2011	$10.73480	$10.51616	3,657,333
01/01/2012 to 12/31/2012	$10.51616	$11.69427	3,728,404
01/01/2013 to 12/31/2013	$11.69427	$13.33747	3,521,076
01/01/2014 to 12/31/2014	$13.33747	$13.84795	3,373,926
01/01/2015 to 12/31/2015	$13.84795	$13.65900	2,723,403
01/01/2016 to 12/31/2016	$13.65900	$14.31583	2,157,698
01/01/2017 to 12/31/2017	$14.31583	$16.38004	1,811,767
01/01/2018 to 12/31/2018	$16.38004	$15.08260	1,076,549
01/01/2019 to 12/31/2019	$15.08260	$17.98452	956,799
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.58661	$9.40344	2,133,092
01/01/2011 to 12/31/2011	$9.40344	$9.03451	1,831,386
01/01/2012 to 12/31/2012	$9.03451	$9.74896	1,830,001
01/01/2013 to 12/31/2013	$9.74896	$10.72601	1,750,320
01/01/2014 to 12/31/2014	$10.72601	$11.03486	1,562,969
01/01/2015 to 12/31/2015	$11.03486	$10.77967	1,579,377
01/01/2016 to 12/31/2016	$10.77967	$11.05624	1,363,582
01/01/2017 to 12/31/2017	$11.05624	$12.57540	1,145,837
01/01/2018 to 12/31/2018	$12.57540	$11.33125	602,615
01/01/2019 to 12/31/2019	$11.33125	$13.08877	496,622

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.59698	9,260
01/01/2014 to 12/31/2014	$11.59698	$12.84206	10,943
01/01/2015 to 12/31/2015	$12.84206	$12.78292	11,297
01/01/2016 to 12/31/2016	$12.78292	$13.84751	11,653
01/01/2017 to 12/31/2017	$13.84751	$16.55014	11,050
01/01/2018 to 12/31/2018	$16.55014	$14.87524	4,717
01/01/2019 to 12/31/2019	$14.87524	$17.84188	2,606
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.74058	$10.70496	7,266,419
01/01/2011 to 12/31/2011	$10.70496	$10.34794	5,714,960
01/01/2012 to 12/31/2012	$10.34794	$11.38829	5,660,006
01/01/2013 to 12/31/2013	$11.38829	$13.11020	5,499,705
01/01/2014 to 12/31/2014	$13.11020	$13.66503	4,984,001
01/01/2015 to 12/31/2015	$13.66503	$13.43487	4,480,745
01/01/2016 to 12/31/2016	$13.43487	$13.97471	3,774,067
01/01/2017 to 12/31/2017	$13.97471	$15.71351	3,327,808
01/01/2018 to 12/31/2018	$15.71351	$14.61531	2,259,693
01/01/2019 to 12/31/2019	$14.61531	$17.07806	1,620,258
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	134,294
01/01/2012 to 12/31/2012	$9.13559	$10.00229	295,136
01/01/2013 to 12/31/2013	$10.00229	$10.84949	256,009
01/01/2014 to 12/31/2014	$10.84949	$11.13593	239,758
01/01/2015 to 12/31/2015	$11.13593	$10.56951	275,949
01/01/2016 to 12/31/2016	$10.56951	$11.06264	247,608
01/01/2017 to 12/31/2017	$11.06264	$12.19072	199,823
01/01/2018 to 12/31/2018	$12.19072	$11.29756	139,364
01/01/2019 to 12/31/2019	$11.29756	$13.00270	126,577
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.46391	$11.65486	2,352,178
01/01/2011 to 12/31/2011	$11.65486	$11.66113	1,787,948
01/01/2012 to 12/31/2012	$11.66113	$11.94566	1,896,924
01/01/2013 to 12/31/2013	$11.94566	$11.43464	1,814,015
01/01/2014 to 12/31/2014	$11.43464	$11.17790	1,313,389
01/01/2015 to 12/31/2015	$11.17790	$10.99052	816,798
01/01/2016 to 12/31/2016	$10.99052	$10.93117	728,157
01/01/2017 to 12/31/2017	$10.93117	$10.87930	604,562
01/01/2018 to 12/31/2018	$10.87930	$10.72342	489,592
01/01/2019 to 12/31/2019	$10.72342	$10.97786	503,052
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.65994	$13.34381	5,710,336
01/01/2011 to 12/31/2011	$13.34381	$13.47242	4,089,867
01/01/2012 to 12/31/2012	$13.47242	$14.41124	4,424,264
01/01/2013 to 12/31/2013	$14.41124	$13.84239	3,714,092
01/01/2014 to 12/31/2014	$13.84239	$14.11789	2,781,801
01/01/2015 to 12/31/2015	$14.11789	$13.52313	2,167,549
01/01/2016 to 12/31/2016	$13.52313	$13.79245	1,761,475
01/01/2017 to 12/31/2017	$13.79245	$14.08540	1,603,309
01/01/2018 to 12/31/2018	$14.08540	$13.68997	1,197,781
01/01/2019 to 12/31/2019	$13.68997	$14.63153	1,082,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57044	$10.42868	0
01/01/2011 to 12/31/2011	$10.42868	$11.83490	0
01/01/2012 to 12/31/2012	$11.83490	$12.25857	1,427
01/01/2013 to 12/31/2013	$12.25857	$11.41545	1,341
01/01/2014 to 12/31/2014	$11.41545	$11.64641	1,112
01/01/2015 to 12/31/2015	$11.64641	$11.51802	1,521
01/01/2016 to 12/31/2016	$11.51802	$11.43395	1,599
01/01/2017 to 12/31/2017	$11.43395	$11.27381	1,264
01/01/2018 to 12/31/2018	$11.27381	$11.09265	0
01/01/2019 to 12/31/2019	$11.09265	$11.00629	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.24556	$10.11830	1,606
01/01/2011 to 12/31/2011	$10.11830	$11.75025	0
01/01/2012 to 12/31/2012	$11.75025	$12.22387	0
01/01/2013 to 12/31/2013	$12.22387	$11.18176	0
01/01/2014 to 12/31/2014	$11.18176	$11.61525	0
01/01/2015 to 12/31/2015	$11.61525	$11.53912	0
01/01/2016 to 12/31/2016	$11.53912	$11.51252	0
01/01/2017 to 12/31/2017	$11.51252	$11.36535	0
01/01/2018 to 12/31/2018	$11.36535	$11.15235	0
01/01/2019 to 12/31/2019	$11.15235	$11.29452	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99762	$10.96910	0
01/01/2011 to 12/31/2011	$10.96910	$12.91272	8,594
01/01/2012 to 12/31/2012	$12.91272	$13.49315	1,011
01/01/2013 to 12/31/2013	$13.49315	$12.27870	0
01/01/2014 to 12/31/2014	$12.27870	$12.93762	1,598
01/01/2015 to 12/31/2015	$12.93762	$12.88514	2,200
01/01/2016 to 12/31/2016	$12.88514	$12.86508	1,799
01/01/2017 to 12/31/2017	$12.86508	$12.78813	1,139
01/01/2018 to 12/31/2018	$12.78813	$12.52024	0
01/01/2019 to 12/31/2019	$12.52024	$12.87186	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99821	$11.97779	38,785
01/01/2012 to 12/31/2012	$11.97779	$12.40523	32,189
01/01/2013 to 12/31/2013	$12.40523	$10.95560	0
01/01/2014 to 12/31/2014	$10.95560	$11.83162	0
01/01/2015 to 12/31/2015	$11.83162	$11.82000	0
01/01/2016 to 12/31/2016	$11.82000	$11.77766	0
01/01/2017 to 12/31/2017	$11.77766	$11.70590	0
01/01/2018 to 12/31/2018	$11.70590	$11.43606	0
01/01/2019 to 12/31/2019	$11.43606	$11.84949	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99762	$10.36180	10,806
01/01/2013 to 12/31/2013	$10.36180	$9.10498	10,492
01/01/2014 to 12/31/2014	$9.10498	$10.03351	0
01/01/2015 to 12/31/2015	$10.03351	$10.08369	0
01/01/2016 to 12/31/2016	$10.08369	$10.05587	0
01/01/2017 to 12/31/2017	$10.05587	$10.00706	0
01/01/2018 to 12/31/2018	$10.00706	$9.76495	0
01/01/2019 to 12/31/2019	$9.76495	$10.17691	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99881	$8.71833	84,918
01/01/2014 to 12/31/2014	$8.71833	$9.77574	27,045
01/01/2015 to 12/31/2015	$9.77574	$9.83724	0
01/01/2016 to 12/31/2016	$9.83724	$9.80968	0
01/01/2017 to 12/31/2017	$9.80968	$9.76088	0
01/01/2018 to 12/31/2018	$9.76088	$9.48835	0
01/01/2019 to 12/31/2019	$9.48835	$10.02318	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99881	$11.26268	27,069
01/01/2015 to 12/31/2015	$11.26268	$11.24081	5,521
01/01/2016 to 12/31/2016	$11.24081	$11.27152	0
01/01/2017 to 12/31/2017	$11.27152	$11.23166	0
01/01/2018 to 12/31/2018	$11.23166	$10.90817	3,079
01/01/2019 to 12/31/2019	$10.90817	$11.60409	1,415
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99881	$9.90238	63,873
01/01/2016 to 12/31/2016	$9.90238	$9.89116	7,579
01/01/2017 to 12/31/2017	$9.89116	$9.91337	5,734
01/01/2018 to 12/31/2018	$9.91337	$9.59828	7,696
01/01/2019 to 12/31/2019	$9.59828	$10.33389	1,511
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99762	$9.84433	85,970
01/01/2017 to 12/31/2017	$9.84433	$9.89192	68,408
01/01/2018 to 12/31/2018	$9.89192	$9.55632	87,966
01/01/2019 to 12/31/2019	$9.55632	$10.35023	35,115
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99762	$10.00090	0
01/01/2018 to 12/31/2018	$10.00090	$9.58361	0
01/01/2019 to 12/31/2019	$9.58361	$10.46444	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99762	$9.62733	0
01/01/2019 to 12/31/2019	$9.62733	$10.57885	3,013
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99881	$11.19411	2,896
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.32629	$10.34654	13,739,380
01/01/2011 to 12/31/2011	$10.34654	$9.87877	10,350,363
01/01/2012 to 12/31/2012	$9.87877	$10.99256	10,445,990
01/01/2013 to 12/31/2013	$10.99256	$13.19589	10,870,252
01/01/2014 to 12/31/2014	$13.19589	$13.81536	9,392,480
01/01/2015 to 12/31/2015	$13.81536	$13.59052	8,038,908
01/01/2016 to 12/31/2016	$13.59052	$14.20815	6,483,394
01/01/2017 to 12/31/2017	$14.20815	$16.39083	5,870,964
01/01/2018 to 12/31/2018	$16.39083	$15.03937	3,733,717
01/01/2019 to 12/31/2019	$15.03937	$17.99013	3,535,568
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	16,828
01/01/2014 to 12/31/2014	$11.61237	$12.90918	68,728
01/01/2015 to 12/31/2015	$12.90918	$12.18049	57,140
01/01/2016 to 12/31/2016	$12.18049	$13.69453	94,652
01/01/2017 to 12/31/2017	$13.69453	$15.86715	105,851
01/01/2018 to 12/31/2018	$15.86715	$14.78437	79,975
01/01/2019 to 12/31/2019	$14.78437	$18.95576	74,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.06301	$9.48346	190,055
01/01/2011 to 12/31/2011	$9.48346	$8.81226	57,541
01/01/2012 to 12/31/2012	$8.81226	$10.93383	134,373
01/01/2013 to 12/31/2013	$10.93383	$11.16389	91,920
01/01/2014 to 12/31/2014	$11.16389	$12.44489	72,918
01/01/2015 to 12/31/2015	$12.44489	$12.16644	49,952
01/01/2016 to 12/31/2016	$12.16644	$12.01208	35,726
01/01/2017 to 12/31/2017	$12.01208	$13.03422	39,587
01/01/2018 to 12/31/2018	$13.03422	$12.15191	21,017
01/01/2019 to 12/31/2019	$12.15191	$14.87842	16,845
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.10474	$22.79884	288,481
01/01/2011 to 12/31/2011	$22.79884	$23.77975	193,734
01/01/2012 to 12/31/2012	$23.77975	$26.83891	197,606
01/01/2013 to 12/31/2013	$26.83891	$27.08475	178,593
01/01/2014 to 12/31/2014	$27.08475	$34.69577	155,495
01/01/2015 to 12/31/2015	$34.69577	$35.59453	122,544
01/01/2016 to 12/31/2016	$35.59453	$36.50840	102,062
01/01/2017 to 12/31/2017	$36.50840	$37.95685	77,687
01/01/2018 to 12/31/2018	$37.95685	$35.37048	55,010
01/01/2019 to 12/31/2019	$35.37048	$45.41438	52,421
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.69527	$9.73043	3,965,780
01/01/2011 to 12/31/2011	$9.73043	$9.37836	3,258,099
01/01/2012 to 12/31/2012	$9.37836	$10.15237	3,289,698
01/01/2013 to 12/31/2013	$10.15237	$11.40048	3,161,914
01/01/2014 to 12/31/2014	$11.40048	$11.50704	2,856,810
01/01/2015 to 12/31/2015	$11.50704	$11.37119	2,507,047
01/01/2016 to 12/31/2016	$11.37119	$11.60049	2,140,760
01/01/2017 to 12/31/2017	$11.60049	$13.22161	1,711,446
01/01/2018 to 12/31/2018	$13.22161	$11.93392	1,033,424
01/01/2019 to 12/31/2019	$11.93392	$14.01292	1,009,211
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.10048	$9.93761	1,364,893
01/01/2011 to 12/31/2011	$9.93761	$9.67508	1,229,638
01/01/2012 to 12/31/2012	$9.67508	$10.42578	1,305,920
01/01/2013 to 12/31/2013	$10.42578	$11.20360	1,216,347
01/01/2014 to 12/31/2014	$11.20360	$11.40582	1,063,900
01/01/2015 to 12/31/2015	$11.40582	$11.05906	894,532
01/01/2016 to 12/31/2016	$11.05906	$11.39058	707,805
01/01/2017 to 12/31/2017	$11.39058	$12.51541	741,717
01/01/2018 to 12/31/2018	$12.51541	$11.38056	441,092
01/01/2019 to 12/31/2019	$11.38056	$12.92004	359,288
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.96797	$19.80718	141,186
01/01/2011 to 12/31/2011	$19.80718	$19.63424	131,120
01/01/2012 to 12/31/2012	$19.63424	$22.22575	140,378
01/01/2013 to 12/31/2013	$22.22575	$30.18919	163,393
01/01/2014 to 12/31/2014	$30.18919	$31.66647	149,847
01/01/2015 to 12/31/2015	$31.66647	$29.28312	115,008
01/01/2016 to 12/31/2016	$29.28312	$35.62177	94,067
01/01/2017 to 12/31/2017	$35.62177	$39.10649	88,679
01/01/2018 to 12/31/2018	$39.10649	$32.87974	57,040
01/01/2019 to 12/31/2019	$32.87974	$39.45571	58,624

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.07959	$9.86536	6,882,027
01/01/2011 to 12/31/2011	$9.86536	$9.65581	5,117,204
01/01/2012 to 12/31/2012	$9.65581	$9.44866	4,297,530
01/01/2013 to 12/31/2013	$9.44866	$9.24557	2,996,051
01/01/2014 to 12/31/2014	$9.24557	$9.04679	2,433,060
01/01/2015 to 12/31/2015	$9.04679	$8.85224	1,874,405
01/01/2016 to 12/31/2016	$8.85224	$8.66243	1,494,779
01/01/2017 to 12/31/2017	$8.66243	$8.50568	1,142,626
01/01/2018 to 12/31/2018	$8.50568	$8.43012	928,494
01/01/2019 to 12/31/2019	$8.43012	$8.38837	725,479
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.73645	$15.25574	1,009,792
01/01/2011 to 12/31/2011	$15.25574	$15.40203	835,410
01/01/2012 to 12/31/2012	$15.40203	$17.16134	793,565
01/01/2013 to 12/31/2013	$17.16134	$17.99816	714,730
01/01/2014 to 12/31/2014	$17.99816	$18.06183	329,325
01/01/2015 to 12/31/2015	$18.06183	$17.04372	247,952
01/01/2016 to 12/31/2016	$17.04372	$19.24595	291,417
01/01/2017 to 12/31/2017	$19.24595	$20.24049	186,252
01/01/2018 to 12/31/2018	$20.24049	$19.40967	144,347
01/01/2019 to 12/31/2019	$19.40967	$21.89818	155,577
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.06096	$11.14024	664,968
01/01/2011 to 12/31/2011	$11.14024	$10.44497	452,521
01/01/2012 to 12/31/2012	$10.44497	$11.94590	468,308
01/01/2013 to 12/31/2013	$11.94590	$16.34864	481,548
01/01/2014 to 12/31/2014	$16.34864	$18.19626	457,496
01/01/2015 to 12/31/2015	$18.19626	$16.40984	332,074
01/01/2016 to 12/31/2016	$16.40984	$19.25114	279,173
01/01/2017 to 12/31/2017	$19.25114	$22.45406	247,161
01/01/2018 to 12/31/2018	$22.45406	$18.85958	179,660
01/01/2019 to 12/31/2019	$18.85958	$23.90250	153,824
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.34336	$17.19025	1,165,465
01/01/2011 to 12/31/2011	$17.19025	$14.64711	805,165
01/01/2012 to 12/31/2012	$14.64711	$17.25067	743,683
01/01/2013 to 12/31/2013	$17.25067	$20.09664	761,146
01/01/2014 to 12/31/2014	$20.09664	$18.57813	638,885
01/01/2015 to 12/31/2015	$18.57813	$18.75103	441,500
01/01/2016 to 12/31/2016	$18.75103	$17.65564	394,321
01/01/2017 to 12/31/2017	$17.65564	$23.39779	357,083
01/01/2018 to 12/31/2018	$23.39779	$19.84011	294,037
01/01/2019 to 12/31/2019	$19.84011	$25.64771	254,786
AST International Value Portfolio
01/01/2010 to 12/31/2010	$16.99807	$18.47627	430,398
01/01/2011 to 12/31/2011	$18.47627	$15.81061	259,005
01/01/2012 to 12/31/2012	$15.81061	$18.05020	242,791
01/01/2013 to 12/31/2013	$18.05020	$21.10059	231,907
01/01/2014 to 12/31/2014	$21.10059	$19.26279	178,589
01/01/2015 to 12/31/2015	$19.26279	$19.00264	158,158
01/01/2016 to 12/31/2016	$19.00264	$18.70301	146,507
01/01/2017 to 12/31/2017	$18.70301	$22.47728	111,572
01/01/2018 to 12/31/2018	$22.47728	$18.44264	88,087
01/01/2019 to 12/31/2019	$18.44264	$21.65953	80,087

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.63354	$12.61412	2,953,841
01/01/2011 to 12/31/2011	$12.61412	$13.87951	10,354,266
01/01/2012 to 12/31/2012	$13.87951	$14.85750	6,108,441
01/01/2013 to 12/31/2013	$14.85750	$14.07546	3,163,103
01/01/2014 to 12/31/2014	$14.07546	$14.69965	2,859,423
01/01/2015 to 12/31/2015	$14.69965	$14.55234	5,533,556
01/01/2016 to 12/31/2016	$14.55234	$14.83883	6,047,982
01/01/2017 to 12/31/2017	$14.83883	$15.14675	4,022,810
01/01/2018 to 12/31/2018	$15.14675	$14.77981	5,657,594
01/01/2019 to 12/31/2019	$14.77981	$16.08628	1,928,740
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.55762	$9.53072	1,265,070
01/01/2011 to 12/31/2011	$9.53072	$9.27296	1,022,423
01/01/2012 to 12/31/2012	$9.27296	$10.30576	1,012,823
01/01/2013 to 12/31/2013	$10.30576	$11.72611	910,867
01/01/2014 to 12/31/2014	$11.72611	$12.20436	865,421
01/01/2015 to 12/31/2015	$12.20436	$11.81687	764,920
01/01/2016 to 12/31/2016	$11.81687	$12.16665	679,107
01/01/2017 to 12/31/2017	$12.16665	$13.92460	667,302
01/01/2018 to 12/31/2018	$13.92460	$12.61933	424,993
01/01/2019 to 12/31/2019	$12.61933	$14.74733	310,262
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.53165	$16.28759	350,543
01/01/2011 to 12/31/2011	$16.28759	$14.47950	217,032
01/01/2012 to 12/31/2012	$14.47950	$17.27184	215,216
01/01/2013 to 12/31/2013	$17.27184	$19.49674	172,676
01/01/2014 to 12/31/2014	$19.49674	$17.86313	151,899
01/01/2015 to 12/31/2015	$17.86313	$16.99054	117,459
01/01/2016 to 12/31/2016	$16.99054	$16.94732	93,040
01/01/2017 to 12/31/2017	$16.94732	$21.49833	83,651
01/01/2018 to 12/31/2018	$21.49833	$17.35912	60,079
01/01/2019 to 12/31/2019	$17.35912	$21.61004	53,795
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$13.79540	$14.48691	2,933,444
01/01/2011 to 12/31/2011	$14.48691	$14.20908	2,229,285
01/01/2012 to 12/31/2012	$14.20908	$15.39349	2,080,207
01/01/2013 to 12/31/2013	$15.39349	$16.72439	1,918,532
01/01/2014 to 12/31/2014	$16.72439	$17.25648	1,799,880
01/01/2015 to 12/31/2015	$17.25648	$16.85472	1,516,718
01/01/2016 to 12/31/2016	$16.85472	$17.12617	1,268,649
01/01/2017 to 12/31/2017	$17.12617	$18.79383	1,033,657
01/01/2018 to 12/31/2018	$18.79383	$17.44496	526,551
01/01/2019 to 12/31/2019	$17.44496	$19.56373	440,234
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28372	$11.20148	32,266
01/01/2011 to 12/31/2011	$11.20148	$11.03366	28,245
01/01/2012 to 12/31/2012	$11.03366	$12.43584	97,638
01/01/2013 to 12/31/2013	$12.43584	$16.60948	73,922
01/01/2014 to 12/31/2014	$16.60948	$17.79711	109,154
01/01/2015 to 12/31/2015	$17.79711	$19.26649	143,786
01/01/2016 to 12/31/2016	$19.26649	$18.57704	86,621
01/01/2017 to 12/31/2017	$18.57704	$24.69234	86,929
01/01/2018 to 12/31/2018	$24.69234	$23.76931	68,354
01/01/2019 to 12/31/2019	$23.76931	$30.84126	53,992

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.98608	$14.04512	2,616,084
01/01/2011 to 12/31/2011	$14.04512	$13.61807	1,771,437
01/01/2012 to 12/31/2012	$13.61807	$14.95931	1,622,946
01/01/2013 to 12/31/2013	$14.95931	$19.99693	1,428,066
01/01/2014 to 12/31/2014	$19.99693	$21.63923	1,167,163
01/01/2015 to 12/31/2015	$21.63923	$23.30668	752,150
01/01/2016 to 12/31/2016	$23.30668	$24.07854	648,696
01/01/2017 to 12/31/2017	$24.07854	$31.33559	492,333
01/01/2018 to 12/31/2018	$31.33559	$29.83412	363,442
01/01/2019 to 12/31/2019	$29.83412	$38.42662	309,830
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.19386	$17.75478	238,050
01/01/2011 to 12/31/2011	$17.75478	$16.82940	179,604
01/01/2012 to 12/31/2012	$16.82940	$20.26745	201,263
01/01/2013 to 12/31/2013	$20.26745	$25.31230	217,101
01/01/2014 to 12/31/2014	$25.31230	$25.66731	196,242
01/01/2015 to 12/31/2015	$25.66731	$24.74747	176,751
01/01/2016 to 12/31/2016	$24.74747	$25.93882	149,000
01/01/2017 to 12/31/2017	$25.93882	$31.43403	135,187
01/01/2018 to 12/31/2018	$31.43403	$27.81643	92,677
01/01/2019 to 12/31/2019	$27.81643	$35.37237	89,330
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	340,875
01/01/2013 to 12/31/2013	$10.28812	$11.97118	346,152
01/01/2014 to 12/31/2014	$11.97118	$12.31571	281,320
01/01/2015 to 12/31/2015	$12.31571	$11.90126	269,136
01/01/2016 to 12/31/2016	$11.90126	$12.14926	221,853
01/01/2017 to 12/31/2017	$12.14926	$13.84950	200,465
01/01/2018 to 12/31/2018	$13.84950	$12.42880	169,298
01/01/2019 to 12/31/2019	$12.42880	$14.92996	159,413
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.74973	$12.96707	467,321
01/01/2011 to 12/31/2011	$12.96707	$12.61336	363,909
01/01/2012 to 12/31/2012	$12.61336	$14.45033	369,347
01/01/2013 to 12/31/2013	$14.45033	$19.32993	344,487
01/01/2014 to 12/31/2014	$19.32993	$20.56181	284,045
01/01/2015 to 12/31/2015	$20.56181	$21.57429	220,017
01/01/2016 to 12/31/2016	$21.57429	$21.51500	197,275
01/01/2017 to 12/31/2017	$21.51500	$27.51896	152,797
01/01/2018 to 12/31/2018	$27.51896	$27.50288	117,963
01/01/2019 to 12/31/2019	$27.50288	$37.07880	97,951
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	2,723
01/01/2013 to 12/31/2013	$10.17752	$13.39500	15,752
01/01/2014 to 12/31/2014	$13.39500	$14.44620	23,588
01/01/2015 to 12/31/2015	$14.44620	$14.03334	35,881
01/01/2016 to 12/31/2016	$14.03334	$15.57875	66,438
01/01/2017 to 12/31/2017	$15.57875	$17.88822	54,325
01/01/2018 to 12/31/2018	$17.88822	$15.72498	43,861
01/01/2019 to 12/31/2019	$15.72498	$19.90261	54,341

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.04449	$18.81234	557,731
01/01/2011 to 12/31/2011	$18.81234	$17.86043	342,929
01/01/2012 to 12/31/2012	$17.86043	$20.90372	321,984
01/01/2013 to 12/31/2013	$20.90372	$27.03916	304,604
01/01/2014 to 12/31/2014	$27.03916	$29.50781	238,467
01/01/2015 to 12/31/2015	$29.50781	$27.23179	340,356
01/01/2016 to 12/31/2016	$27.23179	$27.08585	272,793
01/01/2017 to 12/31/2017	$27.08585	$33.68583	232,207
01/01/2018 to 12/31/2018	$33.68583	$31.52430	172,642
01/01/2019 to 12/31/2019	$31.52430	$40.14858	153,419
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.91583	$18.01585	700,594
01/01/2011 to 12/31/2011	$18.01585	$17.19112	464,573
01/01/2012 to 12/31/2012	$17.19112	$19.70215	429,488
01/01/2013 to 12/31/2013	$19.70215	$27.37734	444,297
01/01/2014 to 12/31/2014	$27.37734	$30.60632	352,321
01/01/2015 to 12/31/2015	$30.60632	$28.26005	257,291
01/01/2016 to 12/31/2016	$28.26005	$32.69519	210,504
01/01/2017 to 12/31/2017	$32.69519	$36.40592	194,207
01/01/2018 to 12/31/2018	$36.40592	$29.76178	149,033
01/01/2019 to 12/31/2019	$29.76178	$35.24210	142,413
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.06077	$10.84055	542,394
01/01/2011 to 12/31/2011	$10.84055	$8.45734	417,963
01/01/2012 to 12/31/2012	$8.45734	$9.75894	385,386
01/01/2013 to 12/31/2013	$9.75894	$9.57045	399,597
01/01/2014 to 12/31/2014	$9.57045	$8.92619	396,551
01/01/2015 to 12/31/2015	$8.92619	$7.27327	276,977
01/01/2016 to 12/31/2016	$7.27327	$7.99708	294,351
01/01/2017 to 12/31/2017	$7.99708	$9.88985	291,613
01/01/2018 to 12/31/2018	$9.88985	$8.31690	186,359
01/01/2019 to 12/31/2019	$8.31690	$9.22453	178,040
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.43345	$11.28844	6,327,981
01/01/2011 to 12/31/2011	$11.28844	$11.15610	5,779,801
01/01/2012 to 12/31/2012	$11.15610	$12.04835	5,731,747
01/01/2013 to 12/31/2013	$12.04835	$12.87537	5,144,078
01/01/2014 to 12/31/2014	$12.87537	$13.32619	4,225,182
01/01/2015 to 12/31/2015	$13.32619	$13.05846	3,572,301
01/01/2016 to 12/31/2016	$13.05846	$13.48444	3,175,800
01/01/2017 to 12/31/2017	$13.48444	$14.53209	2,819,311
01/01/2018 to 12/31/2018	$14.53209	$13.81415	2,022,344
01/01/2019 to 12/31/2019	$13.81415	$15.50957	1,441,901
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	8,347
01/01/2012 to 12/31/2012	$10.06185	$10.54515	55,118
01/01/2013 to 12/31/2013	$10.54515	$10.07983	62,739
01/01/2014 to 12/31/2014	$10.07983	$10.46093	257,118
01/01/2015 to 12/31/2015	$10.46093	$10.20855	197,638
01/01/2016 to 12/31/2016	$10.20855	$10.41006	206,182
01/01/2017 to 12/31/2017	$10.41006	$10.76453	169,754
01/01/2018 to 12/31/2018	$10.76453	$10.44621	94,113
01/01/2019 to 12/31/2019	$10.44621	$11.21880	149,562

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.13842	$9.47818	9,260,878
01/01/2011 to 12/31/2011	$9.47818	$8.69836	6,193,017
01/01/2012 to 12/31/2012	$8.69836	$9.61078	6,530,921
01/01/2013 to 12/31/2013	$9.61078	$11.00548	6,572,365
01/01/2014 to 12/31/2014	$11.00548	$11.75933	6,325,117
01/01/2015 to 12/31/2015	$11.75933	$11.43596	6,390,697
01/01/2016 to 12/31/2016	$11.43596	$12.32029	5,496,460
01/01/2017 to 12/31/2017	$12.32029	$13.99675	5,520,378
01/01/2018 to 12/31/2018	$13.99675	$12.65404	3,118,658
01/01/2019 to 12/31/2019	$12.65404	$14.75676	2,951,689
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.63632	0
01/01/2014 to 12/31/2014	$11.63632	$13.12159	251
01/01/2015 to 12/31/2015	$13.12159	$13.03768	0
01/01/2016 to 12/31/2016	$13.03768	$14.14300	1,700
01/01/2017 to 12/31/2017	$14.14300	$16.80320	1,700
01/01/2018 to 12/31/2018	$16.80320	$15.26424	1,700
01/01/2019 to 12/31/2019	$15.26424	$18.69831	2,161
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.47854	$11.79647	174,362
01/01/2011 to 12/31/2011	$11.79647	$11.94238	171,366
01/01/2012 to 12/31/2012	$11.94238	$13.88258	220,342
01/01/2013 to 12/31/2013	$13.88258	$17.98926	206,431
01/01/2014 to 12/31/2014	$17.98926	$20.63260	188,800
01/01/2015 to 12/31/2015	$20.63260	$20.81074	178,018
01/01/2016 to 12/31/2016	$20.81074	$23.38772	148,951
01/01/2017 to 12/31/2017	$23.38772	$27.97879	105,023
01/01/2018 to 12/31/2018	$27.97879	$25.12472	81,923
01/01/2019 to 12/31/2019	$25.12472	$30.59933	77,192
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	3,198
01/01/2014 to 12/31/2014	$11.76164	$12.25695	14,051
01/01/2015 to 12/31/2015	$12.25695	$12.01147	55,490
01/01/2016 to 12/31/2016	$12.01147	$12.49686	43,785
01/01/2017 to 12/31/2017	$12.49686	$14.45338	20,898
01/01/2018 to 12/31/2018	$14.45338	$13.21781	2,917
01/01/2019 to 12/31/2019	$13.21781	$15.67611	2,803
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$17.99986	$23.34559	423,460
01/01/2011 to 12/31/2011	$23.34559	$19.84901	324,222
01/01/2012 to 12/31/2012	$19.84901	$23.32023	310,819
01/01/2013 to 12/31/2013	$23.32023	$32.13192	250,923
01/01/2014 to 12/31/2014	$32.13192	$32.99461	213,264
01/01/2015 to 12/31/2015	$32.99461	$32.71617	151,066
01/01/2016 to 12/31/2016	$32.71617	$34.47915	125,354
01/01/2017 to 12/31/2017	$34.47915	$43.08271	122,355
01/01/2018 to 12/31/2018	$43.08271	$37.58033	90,815
01/01/2019 to 12/31/2019	$37.58033	$50.18814	77,141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.72139	$15.64663	264,893
01/01/2011 to 12/31/2011	$15.64663	$15.16083	182,093
01/01/2012 to 12/31/2012	$15.16083	$16.64058	172,270
01/01/2013 to 12/31/2013	$16.64058	$22.01020	200,610
01/01/2014 to 12/31/2014	$22.01020	$22.35954	174,707
01/01/2015 to 12/31/2015	$22.35954	$22.05074	155,185
01/01/2016 to 12/31/2016	$22.05074	$24.18356	120,945
01/01/2017 to 12/31/2017	$24.18356	$29.32483	98,559
01/01/2018 to 12/31/2018	$29.32483	$26.27960	83,029
01/01/2019 to 12/31/2019	$26.27960	$33.45995	73,486
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.76098	$18.19847	935,910
01/01/2011 to 12/31/2011	$18.19847	$16.74344	565,384
01/01/2012 to 12/31/2012	$16.74344	$19.35820	534,857
01/01/2013 to 12/31/2013	$19.35820	$26.02684	476,457
01/01/2014 to 12/31/2014	$26.02684	$26.80905	347,094
01/01/2015 to 12/31/2015	$26.80905	$25.10205	224,932
01/01/2016 to 12/31/2016	$25.10205	$31.73706	197,007
01/01/2017 to 12/31/2017	$31.73706	$33.33826	151,737
01/01/2018 to 12/31/2018	$33.33826	$27.04784	129,215
01/01/2019 to 12/31/2019	$27.04784	$32.28353	114,986
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.57347	$14.81374	2,846,224
01/01/2011 to 12/31/2011	$14.81374	$14.78340	2,423,191
01/01/2012 to 12/31/2012	$14.78340	$16.41740	2,595,791
01/01/2013 to 12/31/2013	$16.41740	$18.76871	2,595,416
01/01/2014 to 12/31/2014	$18.76871	$19.44503	2,433,556
01/01/2015 to 12/31/2015	$19.44503	$19.03498	2,805,245
01/01/2016 to 12/31/2016	$19.03498	$20.03195	2,446,920
01/01/2017 to 12/31/2017	$20.03195	$22.62276	2,074,651
01/01/2018 to 12/31/2018	$22.62276	$20.95472	1,153,273
01/01/2019 to 12/31/2019	$20.95472	$24.77825	1,062,890
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.72990	$14.42576	711,463
01/01/2011 to 12/31/2011	$14.42576	$13.87680	598,916
01/01/2012 to 12/31/2012	$13.87680	$15.96548	653,972
01/01/2013 to 12/31/2013	$15.96548	$22.50036	628,642
01/01/2014 to 12/31/2014	$22.50036	$23.85412	505,132
01/01/2015 to 12/31/2015	$23.85412	$25.57821	425,037
01/01/2016 to 12/31/2016	$25.57821	$25.70500	323,916
01/01/2017 to 12/31/2017	$25.70500	$34.68387	272,052
01/01/2018 to 12/31/2018	$34.68387	$35.24622	208,535
01/01/2019 to 12/31/2019	$35.24622	$44.22478	178,065
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.79408	$14.07680	310,453
01/01/2011 to 12/31/2011	$14.07680	$13.70691	284,321
01/01/2012 to 12/31/2012	$13.70691	$15.20931	270,868
01/01/2013 to 12/31/2013	$15.20931	$20.03612	226,230
01/01/2014 to 12/31/2014	$20.03612	$19.91077	175,683
01/01/2015 to 12/31/2015	$19.91077	$18.30129	135,562
01/01/2016 to 12/31/2016	$18.30129	$19.00637	114,607
01/01/2017 to 12/31/2017	$19.00637	$21.67741	94,653
01/01/2018 to 12/31/2018	$21.67741	$19.14934	79,342
01/01/2019 to 12/31/2019	$19.14934	$23.60380	544,604

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.08797	$29.57006	467,764
01/01/2011 to 12/31/2011	$29.57006	$24.61857	319,269
01/01/2012 to 12/31/2012	$24.61857	$24.95964	303,164
01/01/2013 to 12/31/2013	$24.95964	$28.17955	235,730
01/01/2014 to 12/31/2014	$28.17955	$25.26809	196,542
01/01/2015 to 12/31/2015	$25.26809	$19.96426	140,538
01/01/2016 to 12/31/2016	$19.96426	$24.34481	128,301
01/01/2017 to 12/31/2017	$24.34481	$26.27827	97,713
01/01/2018 to 12/31/2018	$26.27827	$21.42836	65,063
01/01/2019 to 12/31/2019	$21.42836	$24.50421	61,974
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.21613	$13.67486	877,297
01/01/2011 to 12/31/2011	$13.67486	$13.93322	616,898
01/01/2012 to 12/31/2012	$13.93322	$14.34570	585,779
01/01/2013 to 12/31/2013	$14.34570	$13.51042	558,234
01/01/2014 to 12/31/2014	$13.51042	$13.29354	435,005
01/01/2015 to 12/31/2015	$13.29354	$12.40697	294,820
01/01/2016 to 12/31/2016	$12.40697	$12.66981	259,341
01/01/2017 to 12/31/2017	$12.66981	$12.65115	262,980
01/01/2018 to 12/31/2018	$12.65115	$12.62512	206,210
01/01/2019 to 12/31/2019	$12.62512	$12.55193	212,787
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.36588	$17.37591	200,372
01/01/2011 to 12/31/2011	$17.37591	$16.41602	140,968
01/01/2012 to 12/31/2012	$16.41602	$19.01987	139,599
01/01/2013 to 12/31/2013	$19.01987	$24.64403	117,259
01/01/2014 to 12/31/2014	$24.64403	$27.72396	103,642
01/01/2015 to 12/31/2015	$27.72396	$25.33514	85,935
01/01/2016 to 12/31/2016	$25.33514	$28.26141	67,319
01/01/2017 to 12/31/2017	$28.26141	$32.78018	37,282
01/01/2018 to 12/31/2018	$32.78018	$26.77128	26,708
01/01/2019 to 12/31/2019	$26.77128	$31.21099	24,353
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.59964	$9.64650	1,141,965
01/01/2011 to 12/31/2011	$9.64650	$9.11319	1,114,360
01/01/2012 to 12/31/2012	$9.11319	$9.89850	1,073,565
01/01/2013 to 12/31/2013	$9.89850	$11.67166	1,163,032
01/01/2014 to 12/31/2014	$11.67166	$12.04945	1,136,972
01/01/2015 to 12/31/2015	$12.04945	$11.71577	970,946
01/01/2016 to 12/31/2016	$11.71577	$12.21235	713,222
01/01/2017 to 12/31/2017	$12.21235	$13.57502	501,011
01/01/2018 to 12/31/2018	$13.57502	$12.61785	342,705
01/01/2019 to 12/31/2019	$12.61785	$14.88433	301,973
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.10405	$10.65780	827,868
01/01/2011 to 12/31/2011	$10.65780	$11.05729	856,005
01/01/2012 to 12/31/2012	$11.05729	$11.66876	921,389
01/01/2013 to 12/31/2013	$11.66876	$11.24755	742,274
01/01/2014 to 12/31/2014	$11.24755	$11.79785	845,940
01/01/2015 to 12/31/2015	$11.79785	$11.68700	751,937
01/01/2016 to 12/31/2016	$11.68700	$12.02529	715,196
01/01/2017 to 12/31/2017	$12.02529	$12.50967	670,907
01/01/2018 to 12/31/2018	$12.50967	$11.96212	815,648
01/01/2019 to 12/31/2019	$11.96212	$13.14478	758,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99283	$9.09048	33,662
01/01/2012 to 12/31/2012	$9.09048	$10.56008	53,507
01/01/2013 to 12/31/2013	$10.56008	$13.54011	54,173
01/01/2014 to 12/31/2014	$13.54011	$14.94858	58,829
01/01/2015 to 12/31/2015	$14.94858	$14.92944	53,325
01/01/2016 to 12/31/2016	$14.92944	$16.77345	54,747
01/01/2017 to 12/31/2017	$16.77345	$17.82122	26,803
01/01/2018 to 12/31/2018	$17.82122	$16.11530	12,948
01/01/2019 to 12/31/2019	$16.11530	$19.72558	15,119
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.02565	$13.42034	84,235
01/01/2011 to 12/31/2011	$13.42034	$13.65112	61,099
01/01/2012 to 12/31/2012	$13.65112	$16.14846	69,064
01/01/2013 to 12/31/2013	$16.14846	$22.20776	69,486
01/01/2014 to 12/31/2014	$22.20776	$26.00463	101,107
01/01/2015 to 12/31/2015	$26.00463	$26.25032	84,679
01/01/2016 to 12/31/2016	$26.25032	$22.74332	48,008
01/01/2017 to 12/31/2017	$22.74332	$25.77808	19,276
01/01/2018 to 12/31/2018	$25.77808	$25.44885	17,115
01/01/2019 to 12/31/2019	$25.44885	$32.99599	14,244
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04978	$9.73208	21,962
01/01/2013 to 12/31/2013	$9.73208	$13.04783	21,301
01/01/2014 to 12/31/2014	$13.04783	$13.79343	40,188
01/01/2015 to 12/31/2015	$13.79343	$13.65965	37,566
01/01/2016 to 12/31/2016	$13.65965	$13.46768	28,377
01/01/2017 to 12/31/2017	$13.46768	$16.14319	27,092
01/01/2018 to 12/31/2018	$16.14319	$14.91221	37,803
01/01/2019 to 12/31/2019	$14.91221	$19.60250	30,100
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.55327	$11.33979	0
01/01/2011 to 12/31/2011	$11.33979	$10.53558	0
01/01/2012 to 12/31/2012	$10.53558	$11.47129	0
01/01/2013 to 12/31/2013	$11.47129	$14.04713	0
01/01/2014 to 12/31/2014	$14.04713	$15.26425	0
01/01/2015 to 12/31/2015	$15.26425	$15.95400	0
01/01/2016 to 12/31/2016	$15.95400	$15.49386	0
01/01/2017 to 12/31/2017	$15.49386	$20.48874	0
01/01/2018 to 12/31/2018	$20.48874	$19.95464	0
01/01/2019 to 12/31/2019	$19.95464	$26.53144	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12632	$9.70945	89,513
01/01/2017 to 12/31/2017	$9.70945	$13.40598	70,366
01/01/2018 to 12/31/2018	$13.40598	$10.79328	60,038
01/01/2019 to 12/31/2019	$10.79328	$12.94617	56,192

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$25.90947	$28.87861	92,019
01/01/2011 to 12/31/2011	$28.87861	$20.62957	64,537
01/01/2012 to 12/31/2012	$20.62957	$23.30892	66,234
01/01/2013 to 12/31/2013	$23.30892	$26.22278	50,852
01/01/2014 to 12/31/2014	$26.22278	$25.25635	34,582
01/01/2015 to 12/31/2015	$25.25635	$22.39516	30,174
01/01/2016 to 12/31/2016	$22.39516	$22.05533	17,695
01/01/2017 to 12/31/2017	$22.05533	$28.67871	14,882
01/01/2018 to 12/31/2018	$28.67871	$22.84073	8,847
01/01/2019 to 12/31/2019	$22.84073	$28.22894	8,296
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.35957	$5.68154	36,185
01/01/2011 to 12/31/2011	$5.68154	$4.07217	20,307
01/01/2012 to 12/31/2012	$4.07217	$5.31544	34,087
01/01/2013 to 12/31/2013	$5.31544	$6.94133	30,523
01/01/2014 to 12/31/2014	$6.94133	$7.49689	19,973
01/01/2015 to 12/31/2015	$7.49689	$7.30387	16,480
01/01/2016 to 12/31/2016	$7.30387	$8.80749	34,184
01/01/2017 to 12/31/2017	$8.80749	$10.16308	35,505
01/01/2018 to 12/31/2018	$10.16308	$8.16372	29,923
01/01/2019 to 12/31/2019	$8.16372	$10.89823	20,424
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.70221	$19.92766	143,104
01/01/2011 to 12/31/2011	$19.92766	$16.35027	76,813
01/01/2012 to 12/31/2012	$16.35027	$17.35552	61,895
01/01/2013 to 12/31/2013	$17.35552	$20.11281	59,349
01/01/2014 to 12/31/2014	$20.11281	$20.01213	31,381
01/01/2015 to 12/31/2015	$20.01213	$16.85543	24,027
01/01/2016 to 12/31/2016	$16.85543	$19.54386	20,536
01/01/2017 to 12/31/2017	$19.54386	$23.51562	14,774
01/01/2018 to 12/31/2018	$23.51562	$18.94436	12,809
01/01/2019 to 12/31/2019	$18.94436	$21.82160	12,391
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.45080	$4.38433	106,376
01/01/2011 to 12/31/2011	$4.38433	$3.90909	113,352
01/01/2012 to 12/31/2012	$3.90909	$3.19008	72,573
01/01/2013 to 12/31/2013	$3.19008	$2.29269	68,636
01/01/2014 to 12/31/2014	$2.29269	$1.92367	57,916
01/01/2015 to 12/31/2015	$1.92367	$1.78966	57,382
01/01/2016 to 12/31/2016	$1.78966	$1.52266	100,250
01/01/2017 to 12/31/2017	$1.52266	$1.22231	84,671
01/01/2018 to 12/31/2018	$1.22231	$1.24442	57,289
01/01/2019 to 12/31/2019	$1.24442	$0.93821	74,156
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.72041	$11.80952	164,975
01/01/2011 to 12/31/2011	$11.80952	$11.55625	126,927
01/01/2012 to 12/31/2012	$11.55625	$12.87768	107,446
01/01/2013 to 12/31/2013	$12.87768	$16.35051	141,284
01/01/2014 to 12/31/2014	$16.35051	$17.83384	130,025
01/01/2015 to 12/31/2015	$17.83384	$17.37055	73,967
01/01/2016 to 12/31/2016	$17.37055	$18.64028	83,123
01/01/2017 to 12/31/2017	$18.64028	$21.76895	56,377
01/01/2018 to 12/31/2018	$21.76895	$19.98901	23,449
01/01/2019 to 12/31/2019	$19.98901	$25.20832	39,408

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.83570	$13.59211	64,627
01/01/2011 to 12/31/2011	$13.59211	$14.22436	29,587
01/01/2012 to 12/31/2012	$14.22436	$15.42930	39,678
01/01/2013 to 12/31/2013	$15.42930	$19.39335	53,737
01/01/2014 to 12/31/2014	$19.39335	$20.91725	24,739
01/01/2015 to 12/31/2015	$20.91725	$21.31976	26,727
01/01/2016 to 12/31/2016	$21.31976	$21.60186	11,677
01/01/2017 to 12/31/2017	$21.60186	$24.32117	9,768
01/01/2018 to 12/31/2018	$24.32117	$20.27292	7,219
01/01/2019 to 12/31/2019	$20.27292	$25.10629	7,663
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.65329	$11.46634	20,918
01/01/2011 to 12/31/2011	$11.46634	$11.83740	11,838
01/01/2012 to 12/31/2012	$11.83740	$14.14216	27,651
01/01/2013 to 12/31/2013	$14.14216	$19.35550	43,884
01/01/2014 to 12/31/2014	$19.35550	$21.29940	12,005
01/01/2015 to 12/31/2015	$21.29940	$21.81880	17,066
01/01/2016 to 12/31/2016	$21.81880	$22.24459	8,728
01/01/2017 to 12/31/2017	$22.24459	$25.76600	7,282
01/01/2018 to 12/31/2018	$25.76600	$25.36410	8,947
01/01/2019 to 12/31/2019	$25.36410	$30.93402	7,915
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.23514	$14.29614	29,674
01/01/2011 to 12/31/2011	$14.29614	$12.74623	16,176
01/01/2012 to 12/31/2012	$12.74623	$14.54132	35,882
01/01/2013 to 12/31/2013	$14.54132	$17.30737	32,504
01/01/2014 to 12/31/2014	$17.30737	$15.47073	44,881
01/01/2015 to 12/31/2015	$15.47073	$13.49126	46,100
01/01/2016 to 12/31/2016	$13.49126	$14.23296	39,552
01/01/2017 to 12/31/2017	$14.23296	$16.67336	34,177
01/01/2018 to 12/31/2018	$16.67336	$14.00795	31,838
01/01/2019 to 12/31/2019	$14.00795	$16.14497	29,505
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.75071	$7.32763	120,152
01/01/2011 to 12/31/2011	$7.32763	$6.17852	67,948
01/01/2012 to 12/31/2012	$6.17852	$7.54051	122,229
01/01/2013 to 12/31/2013	$7.54051	$9.74536	89,143
01/01/2014 to 12/31/2014	$9.74536	$10.76762	46,985
01/01/2015 to 12/31/2015	$10.76762	$10.37860	36,094
01/01/2016 to 12/31/2016	$10.37860	$11.71203	46,991
01/01/2017 to 12/31/2017	$11.71203	$13.54572	39,798
01/01/2018 to 12/31/2018	$13.54572	$11.87068	27,965
01/01/2019 to 12/31/2019	$11.87068	$15.13149	28,164
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.65645	$10.72403	75,184
01/01/2011 to 12/31/2011	$10.72403	$11.55511	61,783
01/01/2012 to 12/31/2012	$11.55511	$13.27406	71,876
01/01/2013 to 12/31/2013	$13.27406	$18.15294	61,836
01/01/2014 to 12/31/2014	$18.15294	$21.97236	148,164
01/01/2015 to 12/31/2015	$21.97236	$22.58000	131,056
01/01/2016 to 12/31/2016	$22.58000	$21.20018	89,176
01/01/2017 to 12/31/2017	$21.20018	$25.08521	56,843
01/01/2018 to 12/31/2018	$25.08521	$25.63157	52,950
01/01/2019 to 12/31/2019	$25.63157	$29.93891	34,416

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.01710	$14.55153	25,519
01/01/2011 to 12/31/2011	$14.55153	$13.98502	24,580
01/01/2012 to 12/31/2012	$13.98502	$15.84575	14,141
01/01/2013 to 12/31/2013	$15.84575	$21.42649	10,222
01/01/2014 to 12/31/2014	$21.42649	$22.13509	16,473
01/01/2015 to 12/31/2015	$22.13509	$20.91840	16,074
01/01/2016 to 12/31/2016	$20.91840	$24.06164	17,137
01/01/2017 to 12/31/2017	$24.06164	$28.81973	15,930
01/01/2018 to 12/31/2018	$28.81973	$24.59713	11,704
01/01/2019 to 12/31/2019	$24.59713	$31.40754	10,205
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.03810	$10.09505	29,673
01/01/2011 to 12/31/2011	$10.09505	$8.04681	26,372
01/01/2012 to 12/31/2012	$8.04681	$9.68045	49,791
01/01/2013 to 12/31/2013	$9.68045	$14.04166	31,029
01/01/2014 to 12/31/2014	$14.04166	$14.18307	22,199
01/01/2015 to 12/31/2015	$14.18307	$14.68431	18,813
01/01/2016 to 12/31/2016	$14.68431	$14.42877	12,825
01/01/2017 to 12/31/2017	$14.42877	$16.72470	11,524
01/01/2018 to 12/31/2018	$16.72470	$14.45914	10,323
01/01/2019 to 12/31/2019	$14.45914	$16.97775	10,022
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.16080	$10.14566	75,262
01/01/2011 to 12/31/2011	$10.14566	$10.23876	65,725
01/01/2012 to 12/31/2012	$10.23876	$11.29232	61,765
01/01/2013 to 12/31/2013	$11.29232	$14.43814	50,588
01/01/2014 to 12/31/2014	$14.43814	$15.95415	67,666
01/01/2015 to 12/31/2015	$15.95415	$16.19767	47,572
01/01/2016 to 12/31/2016	$16.19767	$16.64529	26,227
01/01/2017 to 12/31/2017	$16.64529	$20.40809	16,278
01/01/2018 to 12/31/2018	$20.40809	$19.59551	13,628
01/01/2019 to 12/31/2019	$19.59551	$24.71371	13,598
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.09380	$8.94100	63,646
01/01/2011 to 12/31/2011	$8.94100	$8.63720	105,107
01/01/2012 to 12/31/2012	$8.63720	$9.75439	46,554
01/01/2013 to 12/31/2013	$9.75439	$12.39800	40,409
01/01/2014 to 12/31/2014	$12.39800	$13.40224	54,368
01/01/2015 to 12/31/2015	$13.40224	$12.49308	16,271
01/01/2016 to 12/31/2016	$12.49308	$14.11162	18,465
01/01/2017 to 12/31/2017	$14.11162	$15.66429	17,770
01/01/2018 to 12/31/2018	$15.66429	$13.69698	10,131
01/01/2019 to 12/31/2019	$13.69698	$17.39305	13,388
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.09851	$16.45947	125,676
01/01/2011 to 12/31/2011	$16.45947	$15.64013	66,754
01/01/2012 to 12/31/2012	$15.64013	$17.65706	62,357
01/01/2013 to 12/31/2013	$17.65706	$22.55162	76,336
01/01/2014 to 12/31/2014	$22.55162	$23.36679	55,337
01/01/2015 to 12/31/2015	$23.36679	$22.92927	41,905
01/01/2016 to 12/31/2016	$22.92927	$25.32663	46,740
01/01/2017 to 12/31/2017	$25.32663	$29.32074	30,125
01/01/2018 to 12/31/2018	$29.32074	$25.25056	14,381
01/01/2019 to 12/31/2019	$25.25056	$30.69754	23,203

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$13.99406	$16.49376	62,640
01/01/2011 to 12/31/2011	$16.49376	$15.50639	56,083
01/01/2012 to 12/31/2012	$15.50639	$17.68566	68,194
01/01/2013 to 12/31/2013	$17.68566	$22.87101	75,345
01/01/2014 to 12/31/2014	$22.87101	$24.65872	54,109
01/01/2015 to 12/31/2015	$24.65872	$22.14407	37,671
01/01/2016 to 12/31/2016	$22.14407	$26.94375	49,528
01/01/2017 to 12/31/2017	$26.94375	$29.16318	29,808
01/01/2018 to 12/31/2018	$29.16318	$24.74058	16,903
01/01/2019 to 12/31/2019	$24.74058	$30.03881	18,903
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.90539	$16.08916	44,490
01/01/2011 to 12/31/2011	$16.08916	$15.97316	58,595
01/01/2012 to 12/31/2012	$15.97316	$18.16598	56,821
01/01/2013 to 12/31/2013	$18.16598	$23.86810	60,001
01/01/2014 to 12/31/2014	$23.86810	$27.32684	49,187
01/01/2015 to 12/31/2015	$27.32684	$28.73269	39,148
01/01/2016 to 12/31/2016	$28.73269	$29.59445	27,080
01/01/2017 to 12/31/2017	$29.59445	$37.75586	21,556
01/01/2018 to 12/31/2018	$37.75586	$36.24893	10,249
01/01/2019 to 12/31/2019	$36.24893	$48.48807	17,245
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$20.99369	$24.19135	129,411
01/01/2011 to 12/31/2011	$24.19135	$24.20404	91,966
01/01/2012 to 12/31/2012	$24.20404	$24.36859	79,487
01/01/2013 to 12/31/2013	$24.36859	$29.58463	58,151
01/01/2014 to 12/31/2014	$29.58463	$25.80226	53,453
01/01/2015 to 12/31/2015	$25.80226	$19.34613	37,455
01/01/2016 to 12/31/2016	$19.34613	$23.50963	36,406
01/01/2017 to 12/31/2017	$23.50963	$22.27535	31,332
01/01/2018 to 12/31/2018	$22.27535	$17.38612	22,601
01/01/2019 to 12/31/2019	$17.38612	$18.46119	24,078
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.22912	$8.09066	53,060
01/01/2011 to 12/31/2011	$8.09066	$9.19429	61,543
01/01/2012 to 12/31/2012	$9.19429	$10.06260	59,313
01/01/2013 to 12/31/2013	$10.06260	$12.96052	35,343
01/01/2014 to 12/31/2014	$12.96052	$15.13716	46,421
01/01/2015 to 12/31/2015	$15.13716	$15.46986	31,765
01/01/2016 to 12/31/2016	$15.46986	$14.57291	19,943
01/01/2017 to 12/31/2017	$14.57291	$15.73758	10,485
01/01/2018 to 12/31/2018	$15.73758	$14.44277	8,736
01/01/2019 to 12/31/2019	$14.44277	$16.11647	10,512
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$18.93485	$24.62930	229,454
01/01/2011 to 12/31/2011	$24.62930	$19.46979	140,220
01/01/2012 to 12/31/2012	$19.46979	$16.27892	144,590
01/01/2013 to 12/31/2013	$16.27892	$9.88439	123,490
01/01/2014 to 12/31/2014	$9.88439	$7.36334	118,144
01/01/2015 to 12/31/2015	$7.36334	$4.83775	83,839
01/01/2016 to 12/31/2016	$4.83775	$7.37655	93,552
01/01/2017 to 12/31/2017	$7.37655	$7.59944	62,535
01/01/2018 to 12/31/2018	$7.59944	$6.43365	58,137
01/01/2019 to 12/31/2019	$6.43365	$9.18999	54,718

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.67473	$15.46486	48,254
01/01/2011 to 12/31/2011	$15.46486	$15.85182	30,773
01/01/2012 to 12/31/2012	$15.85182	$18.17385	38,200
01/01/2013 to 12/31/2013	$18.17385	$17.79948	24,140
01/01/2014 to 12/31/2014	$17.79948	$21.77426	30,138
01/01/2015 to 12/31/2015	$21.77426	$21.37526	15,638
01/01/2016 to 12/31/2016	$21.37526	$22.11446	13,305
01/01/2017 to 12/31/2017	$22.11446	$23.38235	6,915
01/01/2018 to 12/31/2018	$23.38235	$21.57352	2,512
01/01/2019 to 12/31/2019	$21.57352	$26.75852	2,535
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.60795	$4.60786	224,827
01/01/2011 to 12/31/2011	$4.60786	$2.81800	97,280
01/01/2012 to 12/31/2012	$2.81800	$2.56605	116,206
01/01/2013 to 12/31/2013	$2.56605	$2.92470	244,661
01/01/2014 to 12/31/2014	$2.92470	$1.99582	208,647
01/01/2015 to 12/31/2015	$1.99582	$1.92187	102,920
01/01/2016 to 12/31/2016	$1.92187	$1.78357	46,936
01/01/2017 to 12/31/2017	$1.78357	$1.53750	35,111
01/01/2018 to 12/31/2018	$1.53750	$1.56689	98,112
01/01/2019 to 12/31/2019	$1.56689	$1.26613	116,650
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.86030	$2.97701	55,108
01/01/2011 to 12/31/2011	$2.97701	$2.60795	57,620
01/01/2012 to 12/31/2012	$2.60795	$2.07216	7,430
01/01/2013 to 12/31/2013	$2.07216	$1.43141	4,541
01/01/2014 to 12/31/2014	$1.43141	$1.12913	4,380
01/01/2015 to 12/31/2015	$1.12913	$0.96078	4,312
01/01/2016 to 12/31/2016	$0.96078	$0.84562	61,766
01/01/2017 to 12/31/2017	$0.84562	$0.61859	51,424
01/01/2018 to 12/31/2018	$0.61859	$0.58785	47,809
01/01/2019 to 12/31/2019	$0.58785	$0.41387	65,555
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$13.84872	$17.03715	101,087
01/01/2011 to 12/31/2011	$17.03715	$16.88507	65,138
01/01/2012 to 12/31/2012	$16.88507	$18.58356	44,142
01/01/2013 to 12/31/2013	$18.58356	$25.53533	69,010
01/01/2014 to 12/31/2014	$25.53533	$25.52927	56,875
01/01/2015 to 12/31/2015	$25.52927	$25.27341	38,497
01/01/2016 to 12/31/2016	$25.27341	$29.73578	45,030
01/01/2017 to 12/31/2017	$29.73578	$32.87205	21,771
01/01/2018 to 12/31/2018	$32.87205	$30.31258	16,453
01/01/2019 to 12/31/2019	$30.31258	$35.33127	19,652
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.32787	$15.92396	61,488
01/01/2011 to 12/31/2011	$15.92396	$14.94293	36,700
01/01/2012 to 12/31/2012	$14.94293	$16.98348	52,340
01/01/2013 to 12/31/2013	$16.98348	$22.87971	78,423
01/01/2014 to 12/31/2014	$22.87971	$23.68946	56,926
01/01/2015 to 12/31/2015	$23.68946	$21.26119	36,545
01/01/2016 to 12/31/2016	$21.26119	$26.79241	50,378
01/01/2017 to 12/31/2017	$26.79241	$28.76409	25,337
01/01/2018 to 12/31/2018	$28.76409	$24.14144	11,308
01/01/2019 to 12/31/2019	$24.14144	$28.95275	14,538

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.75111	$11.03841	54,476
01/01/2011 to 12/31/2011	$11.03841	$11.00334	22,086
01/01/2012 to 12/31/2012	$11.00334	$12.54471	14,614
01/01/2013 to 12/31/2013	$12.54471	$13.75657	10,200
01/01/2014 to 12/31/2014	$13.75657	$13.53694	10,202
01/01/2015 to 12/31/2015	$13.53694	$13.44752	7,916
01/01/2016 to 12/31/2016	$13.44752	$16.00910	23,366
01/01/2017 to 12/31/2017	$16.00910	$15.33325	20,847
01/01/2018 to 12/31/2018	$15.33325	$12.73571	15,654
01/01/2019 to 12/31/2019	$12.73571	$14.30244	12,754
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.66770	$11.49304	38,912
01/01/2011 to 12/31/2011	$11.49304	$16.14092	97,903
01/01/2012 to 12/31/2012	$16.14092	$15.94694	39,726
01/01/2013 to 12/31/2013	$15.94694	$12.62165	24,069
01/01/2014 to 12/31/2014	$12.62165	$16.84506	38,077
01/01/2015 to 12/31/2015	$16.84506	$15.55295	10,716
01/01/2016 to 12/31/2016	$15.55295	$15.17274	10,233
01/01/2017 to 12/31/2017	$15.17274	$16.25612	9,610
01/01/2018 to 12/31/2018	$16.25612	$15.04216	7,880
01/01/2019 to 12/31/2019	$15.04216	$17.40084	13,128
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.70788	$20.07703	153,212
01/01/2011 to 12/31/2011	$20.07703	$16.96458	88,999
01/01/2012 to 12/31/2012	$16.96458	$21.99235	45,447
01/01/2013 to 12/31/2013	$21.99235	$36.71577	51,106
01/01/2014 to 12/31/2014	$36.71577	$41.43825	23,649
01/01/2015 to 12/31/2015	$41.43825	$36.83757	17,186
01/01/2016 to 12/31/2016	$36.83757	$49.71429	14,432
01/01/2017 to 12/31/2017	$49.71429	$62.68829	6,612
01/01/2018 to 12/31/2018	$62.68829	$44.91300	5,296
01/01/2019 to 12/31/2019	$44.91300	$64.94983	5,231
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.03593	$16.62510	83,533
01/01/2011 to 12/31/2011	$16.62510	$19.11708	95,026
01/01/2012 to 12/31/2012	$19.11708	$18.73146	63,724
01/01/2013 to 12/31/2013	$18.73146	$20.76888	59,855
01/01/2014 to 12/31/2014	$20.76888	$25.58287	42,365
01/01/2015 to 12/31/2015	$25.58287	$23.43020	33,265
01/01/2016 to 12/31/2016	$23.43020	$26.38464	28,103
01/01/2017 to 12/31/2017	$26.38464	$28.56602	18,511
01/01/2018 to 12/31/2018	$28.56602	$28.75464	15,968
01/01/2019 to 12/31/2019	$28.75464	$34.57283	9,012
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.83858	$12.09141	37,928
01/01/2011 to 12/31/2011	$12.09141	$10.06708	27,818
01/01/2012 to 12/31/2012	$10.06708	$12.05649	28,224
01/01/2013 to 12/31/2013	$12.05649	$14.02340	19,206
01/01/2014 to 12/31/2014	$14.02340	$12.93756	15,281
01/01/2015 to 12/31/2015	$12.93756	$13.08563	19,365
01/01/2016 to 12/31/2016	$13.08563	$12.34624	6,372
01/01/2017 to 12/31/2017	$12.34624	$16.40850	658
01/01/2018 to 12/31/2018	$16.40850	$13.99685	1,294
01/01/2019 to 12/31/2019	$13.99685	$18.13108	1,243

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.09500	$17.00341	114,482
01/01/2011 to 12/31/2011	$17.00341	$14.51025	121,166
01/01/2012 to 12/31/2012	$14.51025	$16.14010	75,836
01/01/2013 to 12/31/2013	$16.14010	$18.94220	66,421
01/01/2014 to 12/31/2014	$18.94220	$17.55244	49,297
01/01/2015 to 12/31/2015	$17.55244	$17.56932	43,388
01/01/2016 to 12/31/2016	$17.56932	$17.75221	37,491
01/01/2017 to 12/31/2017	$17.75221	$21.68994	25,983
01/01/2018 to 12/31/2018	$21.68994	$17.64318	19,919
01/01/2019 to 12/31/2019	$17.64318	$19.94017	18,571
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.91411	$18.76482	82,347
01/01/2011 to 12/31/2011	$18.76482	$17.37830	92,812
01/01/2012 to 12/31/2012	$17.37830	$20.53346	93,751
01/01/2013 to 12/31/2013	$20.53346	$28.17261	70,175
01/01/2014 to 12/31/2014	$28.17261	$28.69376	53,086
01/01/2015 to 12/31/2015	$28.69376	$28.53191	45,985
01/01/2016 to 12/31/2016	$28.53191	$28.13427	38,065
01/01/2017 to 12/31/2017	$28.13427	$37.15414	17,797
01/01/2018 to 12/31/2018	$37.15414	$36.53938	9,363
01/01/2019 to 12/31/2019	$36.53938	$49.12414	9,026
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59313	$12.21969	97,640
01/01/2011 to 12/31/2011	$12.21969	$11.43812	47,400
01/01/2012 to 12/31/2012	$11.43812	$12.09953	46,887
01/01/2013 to 12/31/2013	$12.09953	$17.82516	48,888
01/01/2014 to 12/31/2014	$17.82516	$17.14978	38,318
01/01/2015 to 12/31/2015	$17.14978	$16.33890	21,363
01/01/2016 to 12/31/2016	$16.33890	$17.28428	21,671
01/01/2017 to 12/31/2017	$17.28428	$21.33475	19,608
01/01/2018 to 12/31/2018	$21.33475	$21.18124	23,913
01/01/2019 to 12/31/2019	$21.18124	$25.97179	22,294
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
01/01/2018 to 12/31/2018	$18.08311	$17.56593	0
01/01/2019 to 12/31/2019	$17.56593	$19.30526	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
01/01/2019 to 12/31/2019	$11.48951	$13.03422	10,559,689
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
01/01/2019 to 12/31/2019	$14.88656	$17.73252	6,060,669
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
01/01/2019 to 12/31/2019	$11.20266	$12.92698	1,433,249

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
01/01/2019 to 12/31/2019	$14.78902	$17.72039	5,115
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
01/01/2019 to 12/31/2019	$14.42039	$16.83304	6,695,409
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503
01/01/2019 to 12/31/2019	$11.20908	$12.88758	618,866
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
01/01/2019 to 12/31/2019	$12.07065	$12.34431	2,181,902
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
01/01/2019 to 12/31/2019	$16.41549	$17.52647	3,218,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
01/01/2019 to 12/31/2019	$12.48730	$12.37711	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
01/01/2019 to 12/31/2019	$10.45592	$10.57825	2,135,059
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
01/01/2019 to 12/31/2019	$12.40526	$12.74077	580,656
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
01/01/2019 to 12/31/2019	$11.34296	$11.74100	717,853
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
01/01/2019 to 12/31/2019	$9.69525	$10.09394	113,940

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
01/01/2019 to 12/31/2019	$9.43047	$9.95177	531,132
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
01/01/2019 to 12/31/2019	$10.85243	$11.53300	904,902
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
01/01/2019 to 12/31/2019	$9.55919	$10.28122	1,880,505
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
01/01/2019 to 12/31/2019	$9.52683	$10.30771	1,318,158
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
01/01/2019 to 12/31/2019	$9.56405	$10.43228	152,344
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
01/01/2019 to 12/31/2019	$9.61738	$10.55708	380,456
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99875	$11.18266	415,972
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
01/01/2019 to 12/31/2019	$14.83908	$17.73231	20,386,906
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
01/01/2019 to 12/31/2019	$14.69587	$18.82301	50,086

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565
01/01/2019 to 12/31/2019	$12.02231	$14.70465	20,234
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
01/01/2019 to 12/31/2019	$26.26653	$33.69078	34,776
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032
01/01/2019 to 12/31/2019	$11.77874	$13.81652	4,437,308
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
01/01/2019 to 12/31/2019	$11.25189	$12.76091	901,405
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776
01/01/2019 to 12/31/2019	$38.73868	$46.43889	45,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
01/01/2019 to 12/31/2019	$8.55091	$8.49980	123,482
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
01/01/2019 to 12/31/2019	$16.59313	$18.70150	123,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
01/01/2019 to 12/31/2019	$13.85222	$17.53821	1,300,393
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
01/01/2019 to 12/31/2019	$20.33567	$26.26132	1,095,256
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
01/01/2019 to 12/31/2019	$8.00248	$9.38878	987,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
01/01/2019 to 12/31/2019	$14.93540	$16.23898	662,981
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
01/01/2019 to 12/31/2019	$12.47671	$14.56565	1,041,900
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
01/01/2019 to 12/31/2019	$9.23602	$11.48600	209,878
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
01/01/2019 to 12/31/2019	$12.41520	$13.90888	2,211,568
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714
01/01/2019 to 12/31/2019	$23.54755	$30.52221	12,676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
01/01/2019 to 12/31/2019	$19.54358	$25.14663	2,549,394
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
01/01/2019 to 12/31/2019	$20.21514	$25.68000	198,485
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723
01/01/2019 to 12/31/2019	$12.34419	$14.81313	650,112
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
01/01/2019 to 12/31/2019	$14.77344	$19.89686	380,843
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
01/01/2019 to 12/31/2019	$15.62303	$19.75326	31,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
01/01/2019 to 12/31/2019	$9.10371	$11.58240	1,001,005
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
01/01/2019 to 12/31/2019	$29.33559	$34.70180	303,373
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
01/01/2019 to 12/31/2019	$8.22823	$9.11672	72,474
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
01/01/2019 to 12/31/2019	$13.63012	$15.28733	7,042,908
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
01/01/2019 to 12/31/2019	$10.36973	$11.12519	55,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741
01/01/2019 to 12/31/2019	$12.48889	$14.54922	10,173,009
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030
01/01/2019 to 12/31/2019	$15.17582	$18.57103	726
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
01/01/2019 to 12/31/2019	$16.16683	$19.66936	159,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
01/01/2019 to 12/31/2019	$13.11439	$15.53766	146,153
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
01/01/2019 to 12/31/2019	$18.24849	$24.34575	541,612

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
01/01/2019 to 12/31/2019	$32.33159	$41.12346	129,946
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
01/01/2019 to 12/31/2019	$27.73893	$33.07460	512,826
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
01/01/2019 to 12/31/2019	$17.88762	$21.12981	4,697,886
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
01/01/2019 to 12/31/2019	$17.55687	$22.00665	1,346,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
01/01/2019 to 12/31/2019	$14.16022	$17.43620	3,676,953

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959
01/01/2019 to 12/31/2019	$17.38253	$19.85729	38,398
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
01/01/2019 to 12/31/2019	$14.45173	$14.35317	656,887
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
01/01/2019 to 12/31/2019	$19.53126	$22.74704	83,494
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
01/01/2019 to 12/31/2019	$12.45000	$14.67143	1,181,937
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
01/01/2019 to 12/31/2019	$11.82678	$12.98274	2,085,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660
01/01/2019 to 12/31/2019	$15.98945	$19.55157	6,146
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
01/01/2019 to 12/31/2019	$22.87055	$29.62270	826
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
01/01/2019 to 12/31/2019	$14.81069	$19.44902	166
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
01/01/2019 to 12/31/2019	$19.74125	$26.22097	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
01/01/2019 to 12/31/2019	$10.76669	$12.90116	20,657

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
01/01/2018 to 12/31/2018	$18.51902	$14.73405	1,818
01/01/2019 to 12/31/2019	$14.73405	$18.19128	1,743
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
01/01/2018 to 12/31/2018	$8.27874	$6.64327	441
01/01/2019 to 12/31/2019	$6.64327	$8.85936	344
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636
01/01/2018 to 12/31/2018	$20.10195	$16.17754	1,632
01/01/2019 to 12/31/2019	$16.17754	$18.61542	2,421
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
01/01/2018 to 12/31/2018	$1.49827	$1.52378	5,258
01/01/2019 to 12/31/2019	$1.52378	$1.14770	4,350
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
01/01/2018 to 12/31/2018	$18.94932	$17.38203	4,294
01/01/2019 to 12/31/2019	$17.38203	$21.89831	3,678

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
01/01/2018 to 12/31/2018	$22.30170	$18.57043	197
01/01/2019 to 12/31/2019	$18.57043	$22.97446	480
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
01/01/2018 to 12/31/2018	$22.21189	$21.84290	2,514
01/01/2019 to 12/31/2019	$21.84290	$26.61230	3,254
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691
01/01/2018 to 12/31/2018	$13.84981	$11.62381	393
01/01/2019 to 12/31/2019	$11.62381	$13.38341	553
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
01/01/2018 to 12/31/2018	$11.23080	$9.83186	8,159
01/01/2019 to 12/31/2019	$9.83186	$12.51984	11,215
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
01/01/2018 to 12/31/2018	$23.89476	$24.39004	4,801
01/01/2019 to 12/31/2019	$24.39004	$28.45967	4,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
01/01/2018 to 12/31/2018	$24.20081	$20.63367	289
01/01/2019 to 12/31/2019	$20.63367	$26.31979	536
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
01/01/2018 to 12/31/2018	$12.81766	$11.06989	610
01/01/2019 to 12/31/2019	$11.06989	$12.98480	590
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598
01/01/2018 to 12/31/2018	$20.13607	$19.31442	920
01/01/2019 to 12/31/2019	$19.31442	$24.33417	891
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
01/01/2018 to 12/31/2018	$15.45514	$13.50017	687
01/01/2019 to 12/31/2019	$13.50017	$17.12567	295
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
01/01/2018 to 12/31/2018	$24.09894	$20.73225	2,243
01/01/2019 to 12/31/2019	$20.73225	$25.17875	3,210

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
01/01/2018 to 12/31/2018	$23.16062	$19.62816	1,029
01/01/2019 to 12/31/2019	$19.62816	$23.80706	2,102
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
01/01/2018 to 12/31/2018	$28.50325	$27.33749	4,246
01/01/2019 to 12/31/2019	$27.33749	$36.53025	516
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681
01/01/2018 to 12/31/2018	$19.80488	$15.44198	1,272
01/01/2019 to 12/31/2019	$15.44198	$16.38010	1,144
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
01/01/2018 to 12/31/2018	$16.59333	$15.21253	35
01/01/2019 to 12/31/2019	$15.21253	$16.95809	8
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
01/01/2018 to 12/31/2018	$5.62313	$4.75564	13,968
01/01/2019 to 12/31/2019	$4.75564	$6.78621	12,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
01/01/2018 to 12/31/2018	$18.21699	$16.79034	102
01/01/2019 to 12/31/2019	$16.79034	$20.80435	32
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
01/01/2018 to 12/31/2018	$1.58977	$1.61843	25,329
01/01/2019 to 12/31/2019	$1.61843	$1.30652	9,022
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849
01/01/2018 to 12/31/2018	$0.90405	$0.85802	13,445
01/01/2019 to 12/31/2019	$0.85802	$0.60341	28,294
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
01/01/2018 to 12/31/2018	$25.99466	$23.94601	2,907
01/01/2019 to 12/31/2019	$23.94601	$27.88198	2,264
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
01/01/2018 to 12/31/2018	$22.62810	$18.97201	3,349
01/01/2019 to 12/31/2019	$18.97201	$22.72986	5,641

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
01/01/2018 to 12/31/2018	$16.68638	$13.84533	189
01/01/2019 to 12/31/2019	$13.84533	$15.53260	206
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
01/01/2018 to 12/31/2018	$16.84111	$15.56738	1,117
01/01/2019 to 12/31/2019	$15.56738	$17.98987	1,138
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009
01/01/2018 to 12/31/2018	$41.79463	$29.91292	1,121
01/01/2019 to 12/31/2019	$29.91292	$43.21343	925
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
01/01/2018 to 12/31/2018	$23.62547	$23.75702	3,273
01/01/2019 to 12/31/2019	$23.75702	$28.53470	1,742
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293
01/01/2019 to 12/31/2019	$13.79670	$17.85358	8,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
01/01/2019 to 12/31/2019	$14.50609	$16.37789	20,500
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
01/01/2019 to 12/31/2019	$24.49971	$32.90408	1,857
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
01/01/2019 to 12/31/2019	$20.99834	$25.72119	2,693
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with any one combo 5% or HDV and Gro Plus or HD GRO with DB (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.25220	$13.91651	0
01/01/2011 to 12/31/2011	$13.91651	$13.95613	0
01/01/2012 to 12/31/2012	$13.95613	$15.54430	0
01/01/2013 to 12/31/2013	$15.54430	$16.69126	0
01/01/2014 to 12/31/2014	$16.69126	$16.67176	0
01/01/2015 to 12/31/2015	$16.67176	$16.29672	0
01/01/2016 to 12/31/2016	$16.29672	$17.33837	0
01/01/2017 to 12/31/2017	$17.33837	$17.73468	0
01/01/2018 to 12/31/2018	$17.73468	$17.20083	0
01/01/2019 to 12/31/2019	$17.20083	$18.87494	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.39918	$10.27135	21,065,300
01/01/2011 to 12/31/2011	$10.27135	$9.75866	19,513,642
01/01/2012 to 12/31/2012	$9.75866	$10.72092	17,791,558
01/01/2013 to 12/31/2013	$10.72092	$11.50727	16,059,834
01/01/2014 to 12/31/2014	$11.50727	$11.65994	14,118,845
01/01/2015 to 12/31/2015	$11.65994	$11.01377	12,333,886
01/01/2016 to 12/31/2016	$11.01377	$11.43118	9,252,713
01/01/2017 to 12/31/2017	$11.43118	$12.56184	6,329,870
01/01/2018 to 12/31/2018	$12.56184	$11.26132	4,961,367
01/01/2019 to 12/31/2019	$11.26132	$12.75570	4,541,485
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.55504	$10.60403	10,192,107
01/01/2011 to 12/31/2011	$10.60403	$10.36157	9,542,021
01/01/2012 to 12/31/2012	$10.36157	$11.49278	9,009,323
01/01/2013 to 12/31/2013	$11.49278	$13.07415	8,356,735
01/01/2014 to 12/31/2014	$13.07415	$13.53971	7,897,791
01/01/2015 to 12/31/2015	$13.53971	$13.32089	7,145,309
01/01/2016 to 12/31/2016	$13.32089	$13.92599	5,360,021
01/01/2017 to 12/31/2017	$13.92599	$15.89348	3,775,393
01/01/2018 to 12/31/2018	$15.89348	$14.59695	3,026,993
01/01/2019 to 12/31/2019	$14.59695	$17.36093	2,710,953
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.53997	$9.32848	1,315,758
01/01/2011 to 12/31/2011	$9.32848	$8.93955	1,272,160
01/01/2012 to 12/31/2012	$8.93955	$9.62186	1,124,944
01/01/2013 to 12/31/2013	$9.62186	$10.55915	842,723
01/01/2014 to 12/31/2014	$10.55915	$10.83543	973,168
01/01/2015 to 12/31/2015	$10.83543	$10.55782	1,353,855
01/01/2016 to 12/31/2016	$10.55782	$10.80124	995,545
01/01/2017 to 12/31/2017	$10.80124	$12.25403	723,311
01/01/2018 to 12/31/2018	$12.25403	$11.01325	561,888
01/01/2019 to 12/31/2019	$11.01325	$12.68894	488,725

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.57669	0
01/01/2014 to 12/31/2014	$11.57669	$12.78683	0
01/01/2015 to 12/31/2015	$12.78683	$12.69548	0
01/01/2016 to 12/31/2016	$12.69548	$13.71777	0
01/01/2017 to 12/31/2017	$13.71777	$16.35337	0
01/01/2018 to 12/31/2018	$16.35337	$14.66062	0
01/01/2019 to 12/31/2019	$14.66062	$17.53953	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.63935	$10.56663	9,858,868
01/01/2011 to 12/31/2011	$10.56663	$10.18814	9,887,331
01/01/2012 to 12/31/2012	$10.18814	$11.18372	9,627,135
01/01/2013 to 12/31/2013	$11.18372	$12.84171	9,058,656
01/01/2014 to 12/31/2014	$12.84171	$13.35095	8,563,155
01/01/2015 to 12/31/2015	$13.35095	$13.09254	7,937,351
01/01/2016 to 12/31/2016	$13.09254	$13.58390	6,224,113
01/01/2017 to 12/31/2017	$13.58390	$15.23521	4,452,733
01/01/2018 to 12/31/2018	$15.23521	$14.13396	3,643,637
01/01/2019 to 12/31/2019	$14.13396	$16.47337	3,419,939
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99800	$9.11990	212,437
01/01/2012 to 12/31/2012	$9.11990	$9.95950	422,305
01/01/2013 to 12/31/2013	$9.95950	$10.77550	461,960
01/01/2014 to 12/31/2014	$10.77550	$11.03168	466,744
01/01/2015 to 12/31/2015	$11.03168	$10.44382	367,158
01/01/2016 to 12/31/2016	$10.44382	$10.90340	297,066
01/01/2017 to 12/31/2017	$10.90340	$11.98464	232,936
01/01/2018 to 12/31/2018	$11.98464	$11.07798	220,772
01/01/2019 to 12/31/2019	$11.07798	$12.71738	202,649
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.25647	$11.41468	651,501
01/01/2011 to 12/31/2011	$11.41468	$11.39170	501,665
01/01/2012 to 12/31/2012	$11.39170	$11.63991	511,927
01/01/2013 to 12/31/2013	$11.63991	$11.11362	531,679
01/01/2014 to 12/31/2014	$11.11362	$10.83626	445,462
01/01/2015 to 12/31/2015	$10.83626	$10.62736	411,071
01/01/2016 to 12/31/2016	$10.62736	$10.54252	354,205
01/01/2017 to 12/31/2017	$10.54252	$10.46567	322,474
01/01/2018 to 12/31/2018	$10.46567	$10.28918	326,567
01/01/2019 to 12/31/2019	$10.28918	$10.50632	310,311
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.43147	$13.06967	2,549,857
01/01/2011 to 12/31/2011	$13.06967	$13.16201	2,303,948
01/01/2012 to 12/31/2012	$13.16201	$14.04313	2,297,207
01/01/2013 to 12/31/2013	$14.04313	$13.45432	2,275,090
01/01/2014 to 12/31/2014	$13.45432	$13.68707	1,918,987
01/01/2015 to 12/31/2015	$13.68707	$13.07699	1,870,645
01/01/2016 to 12/31/2016	$13.07699	$13.30350	1,605,857
01/01/2017 to 12/31/2017	$13.30350	$13.55149	1,512,283
01/01/2018 to 12/31/2018	$13.55149	$13.13725	1,479,157
01/01/2019 to 12/31/2019	$13.13725	$14.00481	1,375,631

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.55993	$10.38422	0
01/01/2011 to 12/31/2011	$10.38422	$11.75441	0
01/01/2012 to 12/31/2012	$11.75441	$12.14408	1,313
01/01/2013 to 12/31/2013	$12.14408	$11.27993	1,857
01/01/2014 to 12/31/2014	$11.27993	$11.47865	1,462
01/01/2015 to 12/31/2015	$11.47865	$11.32316	0
01/01/2016 to 12/31/2016	$11.32316	$11.21186	0
01/01/2017 to 12/31/2017	$11.21186	$11.02658	0
01/01/2018 to 12/31/2018	$11.02658	$10.82143	0
01/01/2019 to 12/31/2019	$10.82143	$10.70968	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.23759	$10.07529	0
01/01/2011 to 12/31/2011	$10.07529	$11.67055	0
01/01/2012 to 12/31/2012	$11.67055	$12.10982	0
01/01/2013 to 12/31/2013	$12.10982	$11.04911	0
01/01/2014 to 12/31/2014	$11.04911	$11.44817	0
01/01/2015 to 12/31/2015	$11.44817	$11.34401	0
01/01/2016 to 12/31/2016	$11.34401	$11.28902	0
01/01/2017 to 12/31/2017	$11.28902	$11.11645	0
01/01/2018 to 12/31/2018	$11.11645	$10.88012	0
01/01/2019 to 12/31/2019	$10.88012	$10.99070	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99734	$10.94114	0
01/01/2011 to 12/31/2011	$10.94114	$12.84697	0
01/01/2012 to 12/31/2012	$12.84697	$13.39010	0
01/01/2013 to 12/31/2013	$13.39010	$12.15378	0
01/01/2014 to 12/31/2014	$12.15378	$12.77330	0
01/01/2015 to 12/31/2015	$12.77330	$12.68908	0
01/01/2016 to 12/31/2016	$12.68908	$12.63714	0
01/01/2017 to 12/31/2017	$12.63714	$12.52958	0
01/01/2018 to 12/31/2018	$12.52958	$12.23557	0
01/01/2019 to 12/31/2019	$12.23557	$12.54721	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99800	$11.94738	0
01/01/2012 to 12/31/2012	$11.94738	$12.34198	0
01/01/2013 to 12/31/2013	$12.34198	$10.87178	0
01/01/2014 to 12/31/2014	$10.87178	$11.71116	0
01/01/2015 to 12/31/2015	$11.71116	$11.66980	0
01/01/2016 to 12/31/2016	$11.66980	$11.59834	0
01/01/2017 to 12/31/2017	$11.59834	$11.49829	0
01/01/2018 to 12/31/2018	$11.49829	$11.20436	0
01/01/2019 to 12/31/2019	$11.20436	$11.57969	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99735	$10.33536	0
01/01/2013 to 12/31/2013	$10.33536	$9.05842	0
01/01/2014 to 12/31/2014	$9.05842	$9.95664	0
01/01/2015 to 12/31/2015	$9.95664	$9.98085	0
01/01/2016 to 12/31/2016	$9.98085	$9.92796	0
01/01/2017 to 12/31/2017	$9.92796	$9.85456	0
01/01/2018 to 12/31/2018	$9.85456	$9.59141	0
01/01/2019 to 12/31/2019	$9.59141	$9.97058	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99867	$8.69606	0
01/01/2014 to 12/31/2014	$8.69606	$9.72581	0
01/01/2015 to 12/31/2015	$9.72581	$9.76207	0
01/01/2016 to 12/31/2016	$9.76207	$9.71000	0
01/01/2017 to 12/31/2017	$9.71000	$9.63709	0
01/01/2018 to 12/31/2018	$9.63709	$9.34401	0
01/01/2019 to 12/31/2019	$9.34401	$9.84543	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99867	$11.23399	0
01/01/2015 to 12/31/2015	$11.23399	$11.18350	0
01/01/2016 to 12/31/2016	$11.18350	$11.18550	0
01/01/2017 to 12/31/2017	$11.18550	$11.11752	0
01/01/2018 to 12/31/2018	$11.11752	$10.76952	0
01/01/2019 to 12/31/2019	$10.76952	$11.42744	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99867	$9.87711	0
01/01/2016 to 12/31/2016	$9.87711	$9.84077	0
01/01/2017 to 12/31/2017	$9.84077	$9.83767	0
01/01/2018 to 12/31/2018	$9.83767	$9.50048	0
01/01/2019 to 12/31/2019	$9.50048	$10.20248	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99735	$9.81931	0
01/01/2017 to 12/31/2017	$9.81931	$9.84156	0
01/01/2018 to 12/31/2018	$9.84156	$9.48328	0
01/01/2019 to 12/31/2019	$9.48328	$10.24484	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99734	$9.97545	0
01/01/2018 to 12/31/2018	$9.97545	$9.53464	0
01/01/2019 to 12/31/2019	$9.53464	$10.38432	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99734	$9.60257	0
01/01/2019 to 12/31/2019	$9.60257	$10.52467	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99867	$11.16554	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.22964	$10.21314	26,379,712
01/01/2011 to 12/31/2011	$10.21314	$9.72657	24,143,441
01/01/2012 to 12/31/2012	$9.72657	$10.79546	22,058,472
01/01/2013 to 12/31/2013	$10.79546	$12.92615	20,979,731
01/01/2014 to 12/31/2014	$12.92615	$13.49842	19,594,752
01/01/2015 to 12/31/2015	$13.49842	$13.24475	17,901,479
01/01/2016 to 12/31/2016	$13.24475	$13.81135	14,261,358
01/01/2017 to 12/31/2017	$13.81135	$15.89257	9,977,612
01/01/2018 to 12/31/2018	$15.89257	$14.54473	7,869,373
01/01/2019 to 12/31/2019	$14.54473	$17.35388	7,005,777
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99800	$11.58693	0
01/01/2014 to 12/31/2014	$11.58693	$12.84797	339
01/01/2015 to 12/31/2015	$12.84797	$12.09174	1,308
01/01/2016 to 12/31/2016	$12.09174	$13.56008	435
01/01/2017 to 12/31/2017	$13.56008	$15.67129	894
01/01/2018 to 12/31/2018	$15.67129	$14.56430	745
01/01/2019 to 12/31/2019	$14.56430	$18.62597	1,575

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.03301	$9.42411	918
01/01/2011 to 12/31/2011	$9.42411	$8.73477	415
01/01/2012 to 12/31/2012	$8.73477	$10.80981	1,054
01/01/2013 to 12/31/2013	$10.80981	$11.00897	1,712
01/01/2014 to 12/31/2014	$11.00897	$12.24098	1,804
01/01/2015 to 12/31/2015	$12.24098	$11.93644	35
01/01/2016 to 12/31/2016	$11.93644	$11.75503	11
01/01/2017 to 12/31/2017	$11.75503	$12.72268	0
01/01/2018 to 12/31/2018	$12.72268	$11.83095	0
01/01/2019 to 12/31/2019	$11.83095	$14.44842	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$17.77760	$22.32975	33,474
01/01/2011 to 12/31/2011	$22.32975	$23.23117	25,211
01/01/2012 to 12/31/2012	$23.23117	$26.15266	23,586
01/01/2013 to 12/31/2013	$26.15266	$26.32479	19,557
01/01/2014 to 12/31/2014	$26.32479	$33.63610	13,193
01/01/2015 to 12/31/2015	$33.63610	$34.41925	11,497
01/01/2016 to 12/31/2016	$34.41925	$35.21303	9,136
01/01/2017 to 12/31/2017	$35.21303	$36.51688	7,453
01/01/2018 to 12/31/2018	$36.51688	$33.94116	6,266
01/01/2019 to 12/31/2019	$33.94116	$43.46785	5,999
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.61129	$9.61195	8,823,667
01/01/2011 to 12/31/2011	$9.61195	$9.24048	8,045,017
01/01/2012 to 12/31/2012	$9.24048	$9.97757	7,314,299
01/01/2013 to 12/31/2013	$9.97757	$11.17547	6,524,756
01/01/2014 to 12/31/2014	$11.17547	$11.25092	5,451,045
01/01/2015 to 12/31/2015	$11.25092	$11.08965	4,953,254
01/01/2016 to 12/31/2016	$11.08965	$11.28452	3,594,820
01/01/2017 to 12/31/2017	$11.28452	$12.82876	2,311,106
01/01/2018 to 12/31/2018	$12.82876	$11.54955	1,781,898
01/01/2019 to 12/31/2019	$11.54955	$13.52692	1,594,575
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.05120	$9.85860	1,093,239
01/01/2011 to 12/31/2011	$9.85860	$9.57365	807,701
01/01/2012 to 12/31/2012	$9.57365	$10.28998	850,571
01/01/2013 to 12/31/2013	$10.28998	$11.02934	742,791
01/01/2014 to 12/31/2014	$11.02934	$11.19969	747,891
01/01/2015 to 12/31/2015	$11.19969	$10.83137	762,290
01/01/2016 to 12/31/2016	$10.83137	$11.12768	517,346
01/01/2017 to 12/31/2017	$11.12768	$12.19553	442,111
01/01/2018 to 12/31/2018	$12.19553	$11.06128	288,929
01/01/2019 to 12/31/2019	$11.06128	$12.52548	245,904
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.67951	$19.39969	3,806
01/01/2011 to 12/31/2011	$19.39969	$19.18139	1,710
01/01/2012 to 12/31/2012	$19.18139	$21.65766	2,292
01/01/2013 to 12/31/2013	$21.65766	$29.34247	2,831
01/01/2014 to 12/31/2014	$29.34247	$30.69967	2,689
01/01/2015 to 12/31/2015	$30.69967	$28.31654	1,665
01/01/2016 to 12/31/2016	$28.31654	$34.35817	951
01/01/2017 to 12/31/2017	$34.35817	$37.62334	68
01/01/2018 to 12/31/2018	$37.62334	$31.55123	37
01/01/2019 to 12/31/2019	$31.55123	$37.76472	172

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.89756	$9.66248	1,560,180
01/01/2011 to 12/31/2011	$9.66248	$9.43310	767,860
01/01/2012 to 12/31/2012	$9.43310	$9.20693	829,333
01/01/2013 to 12/31/2013	$9.20693	$8.98599	563,706
01/01/2014 to 12/31/2014	$8.98599	$8.77029	428,616
01/01/2015 to 12/31/2015	$8.77029	$8.55988	322,506
01/01/2016 to 12/31/2016	$8.55988	$8.35487	207,348
01/01/2017 to 12/31/2017	$8.35487	$8.18279	132,232
01/01/2018 to 12/31/2018	$8.18279	$8.08912	109,926
01/01/2019 to 12/31/2019	$8.08912	$8.02849	89,597
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.48847	$14.94202	75,370
01/01/2011 to 12/31/2011	$14.94202	$15.04678	52,310
01/01/2012 to 12/31/2012	$15.04678	$16.72268	40,827
01/01/2013 to 12/31/2013	$16.72268	$17.49331	27,642
01/01/2014 to 12/31/2014	$17.49331	$17.51018	14,387
01/01/2015 to 12/31/2015	$17.51018	$16.48093	11,743
01/01/2016 to 12/31/2016	$16.48093	$18.56310	20,283
01/01/2017 to 12/31/2017	$18.56310	$19.47259	7,469
01/01/2018 to 12/31/2018	$19.47259	$18.62529	5,990
01/01/2019 to 12/31/2019	$18.62529	$20.95960	10,717
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.87927	$10.91110	1,340,257
01/01/2011 to 12/31/2011	$10.91110	$10.20406	1,124,133
01/01/2012 to 12/31/2012	$10.20406	$11.64050	1,093,570
01/01/2013 to 12/31/2013	$11.64050	$15.88999	985,023
01/01/2014 to 12/31/2014	$15.88999	$17.64053	900,766
01/01/2015 to 12/31/2015	$17.64053	$15.86796	733,871
01/01/2016 to 12/31/2016	$15.86796	$18.56805	621,714
01/01/2017 to 12/31/2017	$18.56805	$21.60215	507,763
01/01/2018 to 12/31/2018	$21.60215	$18.09737	445,974
01/01/2019 to 12/31/2019	$18.09737	$22.87789	398,840
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.06640	$16.83703	586,157
01/01/2011 to 12/31/2011	$16.83703	$14.30950	416,752
01/01/2012 to 12/31/2012	$14.30950	$16.80988	404,569
01/01/2013 to 12/31/2013	$16.80988	$19.53315	409,581
01/01/2014 to 12/31/2014	$19.53315	$18.01097	358,312
01/01/2015 to 12/31/2015	$18.01097	$18.13208	328,914
01/01/2016 to 12/31/2016	$18.13208	$17.02928	287,739
01/01/2017 to 12/31/2017	$17.02928	$22.51034	255,974
01/01/2018 to 12/31/2018	$22.51034	$19.03858	222,043
01/01/2019 to 12/31/2019	$19.03858	$24.54857	196,192
AST International Value Portfolio
01/01/2010 to 12/31/2010	$16.69116	$18.09631	396,620
01/01/2011 to 12/31/2011	$18.09631	$15.44591	332,717
01/01/2012 to 12/31/2012	$15.44591	$17.58867	327,543
01/01/2013 to 12/31/2013	$17.58867	$20.50847	318,333
01/01/2014 to 12/31/2014	$20.50847	$18.67440	295,485
01/01/2015 to 12/31/2015	$18.67440	$18.37517	294,687
01/01/2016 to 12/31/2016	$18.37517	$18.03933	253,925
01/01/2017 to 12/31/2017	$18.03933	$21.62452	232,985
01/01/2018 to 12/31/2018	$21.62452	$17.69733	216,061
01/01/2019 to 12/31/2019	$17.69733	$20.73122	194,992

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.51142	$9.45507	864,252
01/01/2011 to 12/31/2011	$9.45507	$9.17589	807,596
01/01/2012 to 12/31/2012	$9.17589	$10.17172	726,479
01/01/2013 to 12/31/2013	$10.17172	$11.54401	821,436
01/01/2014 to 12/31/2014	$11.54401	$11.98404	715,298
01/01/2015 to 12/31/2015	$11.98404	$11.57390	631,769
01/01/2016 to 12/31/2016	$11.57390	$11.88608	611,378
01/01/2017 to 12/31/2017	$11.88608	$13.56873	412,462
01/01/2018 to 12/31/2018	$13.56873	$12.26517	337,157
01/01/2019 to 12/31/2019	$12.26517	$14.29681	298,220
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.25131	$15.95280	15,820
01/01/2011 to 12/31/2011	$15.95280	$14.14559	6,028
01/01/2012 to 12/31/2012	$14.14559	$16.83037	6,958
01/01/2013 to 12/31/2013	$16.83037	$18.94977	4,643
01/01/2014 to 12/31/2014	$18.94977	$17.31767	4,544
01/01/2015 to 12/31/2015	$17.31767	$16.42954	3,236
01/01/2016 to 12/31/2016	$16.42954	$16.34602	1,797
01/01/2017 to 12/31/2017	$16.34602	$20.68269	1,180
01/01/2018 to 12/31/2018	$20.68269	$16.65754	994
01/01/2019 to 12/31/2019	$16.65754	$20.68368	1,323
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$13.54626	$14.18886	3,365,501
01/01/2011 to 12/31/2011	$14.18886	$13.88127	2,915,996
01/01/2012 to 12/31/2012	$13.88127	$14.99991	2,571,414
01/01/2013 to 12/31/2013	$14.99991	$16.25510	2,256,982
01/01/2014 to 12/31/2014	$16.25510	$16.72933	1,932,637
01/01/2015 to 12/31/2015	$16.72933	$16.29797	1,670,766
01/01/2016 to 12/31/2016	$16.29797	$16.51827	1,369,016
01/01/2017 to 12/31/2017	$16.51827	$18.08063	972,195
01/01/2018 to 12/31/2018	$18.08063	$16.73990	705,998
01/01/2019 to 12/31/2019	$16.73990	$18.72503	627,003
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28028	$11.16912	10,740
01/01/2011 to 12/31/2011	$11.16912	$10.97368	0
01/01/2012 to 12/31/2012	$10.97368	$12.33648	425
01/01/2013 to 12/31/2013	$12.33648	$16.43467	89
01/01/2014 to 12/31/2014	$16.43467	$17.56476	976
01/01/2015 to 12/31/2015	$17.56476	$18.96630	233
01/01/2016 to 12/31/2016	$18.96630	$18.24106	418
01/01/2017 to 12/31/2017	$18.24106	$24.18398	431
01/01/2018 to 12/31/2018	$24.18398	$23.22010	430
01/01/2019 to 12/31/2019	$23.22010	$30.05174	450
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.76958	$13.75625	1,586,546
01/01/2011 to 12/31/2011	$13.75625	$13.30399	1,154,406
01/01/2012 to 12/31/2012	$13.30399	$14.57687	1,053,397
01/01/2013 to 12/31/2013	$14.57687	$19.43594	969,688
01/01/2014 to 12/31/2014	$19.43594	$20.97840	841,680
01/01/2015 to 12/31/2015	$20.97840	$22.53713	706,952
01/01/2016 to 12/31/2016	$22.53713	$23.22420	597,034
01/01/2017 to 12/31/2017	$23.22420	$30.14664	468,191
01/01/2018 to 12/31/2018	$30.14664	$28.62838	368,448
01/01/2019 to 12/31/2019	$28.62838	$36.77947	319,303

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$15.90171	$17.38993	9,712
01/01/2011 to 12/31/2011	$17.38993	$16.44152	3,220
01/01/2012 to 12/31/2012	$16.44152	$19.74963	3,966
01/01/2013 to 12/31/2013	$19.74963	$24.60257	4,476
01/01/2014 to 12/31/2014	$24.60257	$24.88390	3,239
01/01/2015 to 12/31/2015	$24.88390	$23.93084	488
01/01/2016 to 12/31/2016	$23.93084	$25.01908	474
01/01/2017 to 12/31/2017	$25.01908	$30.24224	562
01/01/2018 to 12/31/2018	$30.24224	$26.69303	202
01/01/2019 to 12/31/2019	$26.69303	$33.85716	671
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99801	$10.27038	300,391
01/01/2013 to 12/31/2013	$10.27038	$11.91995	368,313
01/01/2014 to 12/31/2014	$11.91995	$12.23179	417,655
01/01/2015 to 12/31/2015	$12.23179	$11.78995	433,262
01/01/2016 to 12/31/2016	$11.78995	$12.00495	361,599
01/01/2017 to 12/31/2017	$12.00495	$13.65019	349,779
01/01/2018 to 12/31/2018	$13.65019	$12.21849	312,084
01/01/2019 to 12/31/2019	$12.21849	$14.63987	309,893
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.53757	$12.70045	285,023
01/01/2011 to 12/31/2011	$12.70045	$12.32241	235,259
01/01/2012 to 12/31/2012	$12.32241	$14.08094	221,153
01/01/2013 to 12/31/2013	$14.08094	$18.78778	198,237
01/01/2014 to 12/31/2014	$18.78778	$19.93402	191,257
01/01/2015 to 12/31/2015	$19.93402	$20.86204	172,017
01/01/2016 to 12/31/2016	$20.86204	$20.75165	152,957
01/01/2017 to 12/31/2017	$20.75165	$26.47519	119,057
01/01/2018 to 12/31/2018	$26.47519	$26.39173	101,860
01/01/2019 to 12/31/2019	$26.39173	$35.48980	79,180
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99801	$10.16785	0
01/01/2013 to 12/31/2013	$10.16785	$13.34811	42
01/01/2014 to 12/31/2014	$13.34811	$14.35891	19
01/01/2015 to 12/31/2015	$14.35891	$13.91297	7
01/01/2016 to 12/31/2016	$13.91297	$15.40573	0
01/01/2017 to 12/31/2017	$15.40573	$17.64443	0
01/01/2018 to 12/31/2018	$17.64443	$15.47080	0
01/01/2019 to 12/31/2019	$15.47080	$19.53093	665
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.75473	$18.42533	94,647
01/01/2011 to 12/31/2011	$18.42533	$17.44837	57,000
01/01/2012 to 12/31/2012	$17.44837	$20.36914	54,654
01/01/2013 to 12/31/2013	$20.36914	$26.28029	52,682
01/01/2014 to 12/31/2014	$26.28029	$28.60634	37,749
01/01/2015 to 12/31/2015	$28.60634	$26.33242	44,348
01/01/2016 to 12/31/2016	$26.33242	$26.12461	40,009
01/01/2017 to 12/31/2017	$26.12461	$32.40757	36,327
01/01/2018 to 12/31/2018	$32.40757	$30.25006	29,708
01/01/2019 to 12/31/2019	$30.25006	$38.42726	25,337

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.64633	$17.64530	65,720
01/01/2011 to 12/31/2011	$17.64530	$16.79462	21,418
01/01/2012 to 12/31/2012	$16.79462	$19.19841	24,345
01/01/2013 to 12/31/2013	$19.19841	$26.60932	44,891
01/01/2014 to 12/31/2014	$26.60932	$29.67169	18,678
01/01/2015 to 12/31/2015	$29.67169	$27.32700	9,232
01/01/2016 to 12/31/2016	$27.32700	$31.53530	6,932
01/01/2017 to 12/31/2017	$31.53530	$35.02498	5,790
01/01/2018 to 12/31/2018	$35.02498	$28.55924	4,741
01/01/2019 to 12/31/2019	$28.55924	$33.73169	5,312
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.02730	$10.77293	11,384
01/01/2011 to 12/31/2011	$10.77293	$8.38315	1,218
01/01/2012 to 12/31/2012	$8.38315	$9.64859	2,114
01/01/2013 to 12/31/2013	$9.64859	$9.43803	4,221
01/01/2014 to 12/31/2014	$9.43803	$8.78008	3,752
01/01/2015 to 12/31/2015	$8.78008	$7.13585	641
01/01/2016 to 12/31/2016	$7.13585	$7.82600	1,161
01/01/2017 to 12/31/2017	$7.82600	$9.65357	1,140
01/01/2018 to 12/31/2018	$9.65357	$8.09728	975
01/01/2019 to 12/31/2019	$8.09728	$8.95789	967
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.32514	$11.14283	11,581,634
01/01/2011 to 12/31/2011	$11.14283	$10.98411	12,118,723
01/01/2012 to 12/31/2012	$10.98411	$11.83224	11,679,502
01/01/2013 to 12/31/2013	$11.83224	$12.61206	9,118,647
01/01/2014 to 12/31/2014	$12.61206	$13.02032	8,255,374
01/01/2015 to 12/31/2015	$13.02032	$12.72609	7,311,338
01/01/2016 to 12/31/2016	$12.72609	$13.10764	5,525,190
01/01/2017 to 12/31/2017	$13.10764	$14.08992	3,977,625
01/01/2018 to 12/31/2018	$14.08992	$13.35943	3,014,904
01/01/2019 to 12/31/2019	$13.35943	$14.96085	2,763,471
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01792	$10.05739	0
01/01/2012 to 12/31/2012	$10.05739	$10.51341	0
01/01/2013 to 12/31/2013	$10.51341	$10.02378	87
01/01/2014 to 12/31/2014	$10.02378	$10.37613	41
01/01/2015 to 12/31/2015	$10.37613	$10.09994	373
01/01/2016 to 12/31/2016	$10.09994	$10.27304	872
01/01/2017 to 12/31/2017	$10.27304	$10.59576	1,001
01/01/2018 to 12/31/2018	$10.59576	$10.25603	706
01/01/2019 to 12/31/2019	$10.25603	$10.98637	706
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.05980	$9.36271	10,600,803
01/01/2011 to 12/31/2011	$9.36271	$8.57042	9,738,297
01/01/2012 to 12/31/2012	$8.57042	$9.44514	9,126,212
01/01/2013 to 12/31/2013	$9.44514	$10.78807	7,886,037
01/01/2014 to 12/31/2014	$10.78807	$11.49761	7,587,362
01/01/2015 to 12/31/2015	$11.49761	$11.15296	7,594,378
01/01/2016 to 12/31/2016	$11.15296	$11.98484	6,021,677
01/01/2017 to 12/31/2017	$11.98484	$13.58109	5,410,815
01/01/2018 to 12/31/2018	$13.58109	$12.24668	4,305,009
01/01/2019 to 12/31/2019	$12.24668	$14.24521	3,886,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.61604	0
01/01/2014 to 12/31/2014	$11.61604	$13.06535	9,567
01/01/2015 to 12/31/2015	$13.06535	$12.94852	0
01/01/2016 to 12/31/2016	$12.94852	$14.01052	0
01/01/2017 to 12/31/2017	$14.01052	$16.60341	0
01/01/2018 to 12/31/2018	$16.60341	$15.04397	0
01/01/2019 to 12/31/2019	$15.04397	$18.38142	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.28928	$11.55386	5,969
01/01/2011 to 12/31/2011	$11.55386	$11.66689	2,015
01/01/2012 to 12/31/2012	$11.66689	$13.52770	2,345
01/01/2013 to 12/31/2013	$13.52770	$17.48469	1,139
01/01/2014 to 12/31/2014	$17.48469	$20.00271	1,847
01/01/2015 to 12/31/2015	$20.00271	$20.12387	1,032
01/01/2016 to 12/31/2016	$20.12387	$22.55819	698
01/01/2017 to 12/31/2017	$22.55819	$26.91772	663
01/01/2018 to 12/31/2018	$26.91772	$24.10966	489
01/01/2019 to 12/31/2019	$24.10966	$29.28817	723
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99800	$8.85426	4,231
01/01/2012 to 12/31/2012	$8.85426	$9.77847	24,037
01/01/2013 to 12/31/2013	$9.77847	$11.68144	179,350
01/01/2014 to 12/31/2014	$11.68144	$12.14233	194,393
01/01/2015 to 12/31/2015	$12.14233	$11.86873	236,884
01/01/2016 to 12/31/2016	$11.86873	$12.31700	220,731
01/01/2017 to 12/31/2017	$12.31700	$14.20912	195,826
01/01/2018 to 12/31/2018	$14.20912	$12.96104	216,259
01/01/2019 to 12/31/2019	$12.96104	$15.33247	199,788
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$17.67469	$22.86521	224,992
01/01/2011 to 12/31/2011	$22.86521	$19.39096	164,205
01/01/2012 to 12/31/2012	$19.39096	$22.72374	147,852
01/01/2013 to 12/31/2013	$22.72374	$31.23015	135,182
01/01/2014 to 12/31/2014	$31.23015	$31.98660	119,533
01/01/2015 to 12/31/2015	$31.98660	$31.63564	100,998
01/01/2016 to 12/31/2016	$31.63564	$33.25543	86,779
01/01/2017 to 12/31/2017	$33.25543	$41.44797	71,735
01/01/2018 to 12/31/2018	$41.44797	$36.06144	60,408
01/01/2019 to 12/31/2019	$36.06144	$48.03659	51,456
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.50994	$15.32502	203,569
01/01/2011 to 12/31/2011	$15.32502	$14.81131	159,446
01/01/2012 to 12/31/2012	$14.81131	$16.21529	132,112
01/01/2013 to 12/31/2013	$16.21529	$21.39304	116,353
01/01/2014 to 12/31/2014	$21.39304	$21.67699	104,302
01/01/2015 to 12/31/2015	$21.67699	$21.32306	91,880
01/01/2016 to 12/31/2016	$21.32306	$23.32590	77,182
01/01/2017 to 12/31/2017	$23.32590	$28.21285	65,681
01/01/2018 to 12/31/2018	$28.21285	$25.21806	54,365
01/01/2019 to 12/31/2019	$25.21806	$32.02636	47,659

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.49448	$17.82428	437,771
01/01/2011 to 12/31/2011	$17.82428	$16.35741	325,297
01/01/2012 to 12/31/2012	$16.35741	$18.86348	301,905
01/01/2013 to 12/31/2013	$18.86348	$25.29690	266,677
01/01/2014 to 12/31/2014	$25.29690	$25.99045	235,576
01/01/2015 to 12/31/2015	$25.99045	$24.27334	203,348
01/01/2016 to 12/31/2016	$24.27334	$30.61132	172,963
01/01/2017 to 12/31/2017	$30.61132	$32.07386	142,419
01/01/2018 to 12/31/2018	$32.07386	$25.95511	126,575
01/01/2019 to 12/31/2019	$25.95511	$30.90019	115,400
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.32865	$14.50947	3,849,263
01/01/2011 to 12/31/2011	$14.50947	$14.44283	3,584,247
01/01/2012 to 12/31/2012	$14.44283	$15.99810	3,557,865
01/01/2013 to 12/31/2013	$15.99810	$18.24271	3,853,416
01/01/2014 to 12/31/2014	$18.24271	$18.85181	3,693,714
01/01/2015 to 12/31/2015	$18.85181	$18.40715	4,059,600
01/01/2016 to 12/31/2016	$18.40715	$19.32185	3,755,963
01/01/2017 to 12/31/2017	$19.32185	$21.76519	2,874,030
01/01/2018 to 12/31/2018	$21.76519	$20.10850	2,155,246
01/01/2019 to 12/31/2019	$20.10850	$23.71683	2,004,252
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.50008	$14.12914	1,380,159
01/01/2011 to 12/31/2011	$14.12914	$13.55678	1,108,753
01/01/2012 to 12/31/2012	$13.55678	$15.55736	923,522
01/01/2013 to 12/31/2013	$15.55736	$21.86921	793,887
01/01/2014 to 12/31/2014	$21.86921	$23.12560	728,193
01/01/2015 to 12/31/2015	$23.12560	$24.73368	609,042
01/01/2016 to 12/31/2016	$24.73368	$24.79296	509,558
01/01/2017 to 12/31/2017	$24.79296	$33.36815	400,620
01/01/2018 to 12/31/2018	$33.36815	$33.82207	306,255
01/01/2019 to 12/31/2019	$33.82207	$42.32939	261,913
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.56303	$13.78730	117,858
01/01/2011 to 12/31/2011	$13.78730	$13.39074	96,602
01/01/2012 to 12/31/2012	$13.39074	$14.82033	91,426
01/01/2013 to 12/31/2013	$14.82033	$19.47388	87,762
01/01/2014 to 12/31/2014	$19.47388	$19.30265	85,915
01/01/2015 to 12/31/2015	$19.30265	$17.69700	78,435
01/01/2016 to 12/31/2016	$17.69700	$18.33184	70,217
01/01/2017 to 12/31/2017	$18.33184	$20.85490	64,779
01/01/2018 to 12/31/2018	$20.85490	$18.37536	59,519
01/01/2019 to 12/31/2019	$18.37536	$22.59210	545,904
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$24.63484	$28.96185	12,201
01/01/2011 to 12/31/2011	$28.96185	$24.05060	2,117
01/01/2012 to 12/31/2012	$24.05060	$24.32141	2,843
01/01/2013 to 12/31/2013	$24.32141	$27.38877	3,666
01/01/2014 to 12/31/2014	$27.38877	$24.49614	2,273
01/01/2015 to 12/31/2015	$24.49614	$19.30481	1,102
01/01/2016 to 12/31/2016	$19.30481	$23.48075	1,113
01/01/2017 to 12/31/2017	$23.48075	$25.28088	340
01/01/2018 to 12/31/2018	$25.28088	$20.56202	229
01/01/2019 to 12/31/2019	$20.56202	$23.45339	328

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.97765	$13.39367	69,359
01/01/2011 to 12/31/2011	$13.39367	$13.61193	20,025
01/01/2012 to 12/31/2012	$13.61193	$13.97891	29,496
01/01/2013 to 12/31/2013	$13.97891	$13.13128	47,782
01/01/2014 to 12/31/2014	$13.13128	$12.88742	29,165
01/01/2015 to 12/31/2015	$12.88742	$11.99728	14,535
01/01/2016 to 12/31/2016	$11.99728	$12.22017	14,433
01/01/2017 to 12/31/2017	$12.22017	$12.17112	15,124
01/01/2018 to 12/31/2018	$12.17112	$12.11488	10,750
01/01/2019 to 12/31/2019	$12.11488	$12.01374	13,364
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.10647	$17.01853	63,846
01/01/2011 to 12/31/2011	$17.01853	$16.03740	60,686
01/01/2012 to 12/31/2012	$16.03740	$18.53353	59,964
01/01/2013 to 12/31/2013	$18.53353	$23.95256	48,868
01/01/2014 to 12/31/2014	$23.95256	$26.87738	45,180
01/01/2015 to 12/31/2015	$26.87738	$24.49870	40,057
01/01/2016 to 12/31/2016	$24.49870	$27.25879	36,522
01/01/2017 to 12/31/2017	$27.25879	$31.53675	31,825
01/01/2018 to 12/31/2018	$31.53675	$25.68954	27,280
01/01/2019 to 12/31/2019	$25.68954	$29.87332	23,504
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.51030	$9.52188	74,413
01/01/2011 to 12/31/2011	$9.52188	$8.97252	167,510
01/01/2012 to 12/31/2012	$8.97252	$9.72079	218,841
01/01/2013 to 12/31/2013	$9.72079	$11.43278	679,759
01/01/2014 to 12/31/2014	$11.43278	$11.77263	646,261
01/01/2015 to 12/31/2015	$11.77263	$11.41735	719,800
01/01/2016 to 12/31/2016	$11.41735	$11.87104	499,132
01/01/2017 to 12/31/2017	$11.87104	$13.16202	388,324
01/01/2018 to 12/31/2018	$13.16202	$12.20254	322,559
01/01/2019 to 12/31/2019	$12.20254	$14.35769	311,324
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.04930	$10.57297	910,184
01/01/2011 to 12/31/2011	$10.57297	$10.94131	734,492
01/01/2012 to 12/31/2012	$10.94131	$11.51688	643,785
01/01/2013 to 12/31/2013	$11.51688	$11.07258	630,477
01/01/2014 to 12/31/2014	$11.07258	$11.58467	561,511
01/01/2015 to 12/31/2015	$11.58467	$11.44649	536,940
01/01/2016 to 12/31/2016	$11.44649	$11.74782	492,092
01/01/2017 to 12/31/2017	$11.74782	$12.18994	456,004
01/01/2018 to 12/31/2018	$12.18994	$11.62642	396,466
01/01/2019 to 12/31/2019	$11.62642	$12.74330	355,119
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99276	$9.07474	641
01/01/2012 to 12/31/2012	$9.07474	$10.51492	349
01/01/2013 to 12/31/2013	$10.51492	$13.44780	1,023
01/01/2014 to 12/31/2014	$13.44780	$14.80882	420
01/01/2015 to 12/31/2015	$14.80882	$14.75200	0
01/01/2016 to 12/31/2016	$14.75200	$16.53181	606
01/01/2017 to 12/31/2017	$16.53181	$17.51984	90
01/01/2018 to 12/31/2018	$17.51984	$15.80203	11
01/01/2019 to 12/31/2019	$15.80203	$19.29270	67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.79044	$13.14427	4,405
01/01/2011 to 12/31/2011	$13.14427	$13.33612	2,034
01/01/2012 to 12/31/2012	$13.33612	$15.73548	2,410
01/01/2013 to 12/31/2013	$15.73548	$21.58460	3,683
01/01/2014 to 12/31/2014	$21.58460	$25.21044	2,731
01/01/2015 to 12/31/2015	$25.21044	$25.38359	524
01/01/2016 to 12/31/2016	$25.38359	$21.93631	6
01/01/2017 to 12/31/2017	$21.93631	$24.80013	0
01/01/2018 to 12/31/2018	$24.80013	$24.42045	0
01/01/2019 to 12/31/2019	$24.42045	$31.58160	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04971	$9.71517	293
01/01/2013 to 12/31/2013	$9.71517	$12.99192	0
01/01/2014 to 12/31/2014	$12.99192	$13.69920	862
01/01/2015 to 12/31/2015	$13.69920	$13.53161	666
01/01/2016 to 12/31/2016	$13.53161	$13.30746	221
01/01/2017 to 12/31/2017	$13.30746	$15.91049	0
01/01/2018 to 12/31/2018	$15.91049	$14.65945	0
01/01/2019 to 12/31/2019	$14.65945	$19.22101	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.51643	$11.26722	0
01/01/2011 to 12/31/2011	$11.26722	$10.44154	0
01/01/2012 to 12/31/2012	$10.44154	$11.33977	0
01/01/2013 to 12/31/2013	$11.33977	$13.85055	0
01/01/2014 to 12/31/2014	$13.85055	$15.01218	0
01/01/2015 to 12/31/2015	$15.01218	$15.65031	0
01/01/2016 to 12/31/2016	$15.65031	$15.16020	0
01/01/2017 to 12/31/2017	$15.16020	$19.99643	0
01/01/2018 to 12/31/2018	$19.99643	$19.42506	0
01/01/2019 to 12/31/2019	$19.42506	$25.76136	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12625	$9.69943	3,212
01/01/2017 to 12/31/2017	$9.69943	$13.35805	1,968
01/01/2018 to 12/31/2018	$13.35805	$10.72711	396
01/01/2019 to 12/31/2019	$10.72711	$12.83396	471
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$25.44199	$28.28536	4,905
01/01/2011 to 12/31/2011	$28.28536	$20.15424	1,112
01/01/2012 to 12/31/2012	$20.15424	$22.71364	1,869
01/01/2013 to 12/31/2013	$22.71364	$25.48767	1,759
01/01/2014 to 12/31/2014	$25.48767	$24.48558	932
01/01/2015 to 12/31/2015	$24.48558	$21.65606	414
01/01/2016 to 12/31/2016	$21.65606	$21.27309	223
01/01/2017 to 12/31/2017	$21.27309	$27.59124	2
01/01/2018 to 12/31/2018	$27.59124	$21.91807	0
01/01/2019 to 12/31/2019	$21.91807	$27.01944	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.26254	$5.56449	1,666
01/01/2011 to 12/31/2011	$5.56449	$3.97813	639
01/01/2012 to 12/31/2012	$3.97813	$5.17934	0
01/01/2013 to 12/31/2013	$5.17934	$6.74639	0
01/01/2014 to 12/31/2014	$6.74639	$7.26776	0
01/01/2015 to 12/31/2015	$7.26776	$7.06256	0
01/01/2016 to 12/31/2016	$7.06256	$8.49494	0
01/01/2017 to 12/31/2017	$8.49494	$9.77742	0
01/01/2018 to 12/31/2018	$9.77742	$7.83369	0
01/01/2019 to 12/31/2019	$7.83369	$10.43097	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.41875	$19.51808	6,279
01/01/2011 to 12/31/2011	$19.51808	$15.97338	840
01/01/2012 to 12/31/2012	$15.97338	$16.91209	1,503
01/01/2013 to 12/31/2013	$16.91209	$19.54875	5,050
01/01/2014 to 12/31/2014	$19.54875	$19.40117	1,602
01/01/2015 to 12/31/2015	$19.40117	$16.29902	175
01/01/2016 to 12/31/2016	$16.29902	$18.85063	627
01/01/2017 to 12/31/2017	$18.85063	$22.62369	766
01/01/2018 to 12/31/2018	$22.62369	$18.17886	45
01/01/2019 to 12/31/2019	$18.17886	$20.88622	74
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.35220	$4.29396	5,076
01/01/2011 to 12/31/2011	$4.29396	$3.81882	1,325
01/01/2012 to 12/31/2012	$3.81882	$3.10838	2,345
01/01/2013 to 12/31/2013	$3.10838	$2.22828	199
01/01/2014 to 12/31/2014	$2.22828	$1.86494	98
01/01/2015 to 12/31/2015	$1.86494	$1.73048	73
01/01/2016 to 12/31/2016	$1.73048	$1.46857	85
01/01/2017 to 12/31/2017	$1.46857	$1.17580	0
01/01/2018 to 12/31/2018	$1.17580	$1.19399	0
01/01/2019 to 12/31/2019	$1.19399	$0.89794	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.52671	$11.56652	6,492
01/01/2011 to 12/31/2011	$11.56652	$11.28956	9,862
01/01/2012 to 12/31/2012	$11.28956	$12.54826	2,902
01/01/2013 to 12/31/2013	$12.54826	$15.89156	2,666
01/01/2014 to 12/31/2014	$15.89156	$17.28894	2,481
01/01/2015 to 12/31/2015	$17.28894	$16.79669	4,681
01/01/2016 to 12/31/2016	$16.79669	$17.97854	2,717
01/01/2017 to 12/31/2017	$17.97854	$20.94267	1,993
01/01/2018 to 12/31/2018	$20.94267	$19.18084	2,535
01/01/2019 to 12/31/2019	$19.18084	$24.12736	1,900
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.62207	$13.31273	2,156
01/01/2011 to 12/31/2011	$13.31273	$13.89643	897
01/01/2012 to 12/31/2012	$13.89643	$15.03494	197
01/01/2013 to 12/31/2013	$15.03494	$18.84946	0
01/01/2014 to 12/31/2014	$18.84946	$20.27864	0
01/01/2015 to 12/31/2015	$20.27864	$20.61595	0
01/01/2016 to 12/31/2016	$20.61595	$20.83551	0
01/01/2017 to 12/31/2017	$20.83551	$23.39857	0
01/01/2018 to 12/31/2018	$23.39857	$19.45371	0
01/01/2019 to 12/31/2019	$19.45371	$24.03024	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.47886	$11.23028	852
01/01/2011 to 12/31/2011	$11.23028	$11.56406	229
01/01/2012 to 12/31/2012	$11.56406	$13.78021	0
01/01/2013 to 12/31/2013	$13.78021	$18.81204	235
01/01/2014 to 12/31/2014	$18.81204	$20.64853	0
01/01/2015 to 12/31/2015	$20.64853	$21.09805	0
01/01/2016 to 12/31/2016	$21.09805	$21.45505	0
01/01/2017 to 12/31/2017	$21.45505	$24.78818	0
01/01/2018 to 12/31/2018	$24.78818	$24.33885	0
01/01/2019 to 12/31/2019	$24.33885	$29.60773	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.97842	$14.00245	3,079
01/01/2011 to 12/31/2011	$14.00245	$12.45247	550
01/01/2012 to 12/31/2012	$12.45247	$14.16998	918
01/01/2013 to 12/31/2013	$14.16998	$16.82229	5,123
01/01/2014 to 12/31/2014	$16.82229	$14.99868	886
01/01/2015 to 12/31/2015	$14.99868	$13.04616	65
01/01/2016 to 12/31/2016	$13.04616	$13.72826	59
01/01/2017 to 12/31/2017	$13.72826	$16.04112	70
01/01/2018 to 12/31/2018	$16.04112	$13.44212	61
01/01/2019 to 12/31/2019	$13.44212	$15.45325	153
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.62872	$7.17688	0
01/01/2011 to 12/31/2011	$7.17688	$6.03590	23
01/01/2012 to 12/31/2012	$6.03590	$7.34760	22
01/01/2013 to 12/31/2013	$7.34760	$9.47174	21
01/01/2014 to 12/31/2014	$9.47174	$10.43858	19
01/01/2015 to 12/31/2015	$10.43858	$10.03582	17
01/01/2016 to 12/31/2016	$10.03582	$11.29634	15
01/01/2017 to 12/31/2017	$11.29634	$13.03163	14
01/01/2018 to 12/31/2018	$13.03163	$11.39079	131
01/01/2019 to 12/31/2019	$11.39079	$14.48283	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.46416	$10.50359	60
01/01/2011 to 12/31/2011	$10.50359	$11.28876	158
01/01/2012 to 12/31/2012	$11.28876	$12.93495	34
01/01/2013 to 12/31/2013	$12.93495	$17.64400	170
01/01/2014 to 12/31/2014	$17.64400	$21.30182	72
01/01/2015 to 12/31/2015	$21.30182	$21.83500	0
01/01/2016 to 12/31/2016	$21.83500	$20.44856	0
01/01/2017 to 12/31/2017	$20.44856	$24.13428	0
01/01/2018 to 12/31/2018	$24.13428	$24.59648	0
01/01/2019 to 12/31/2019	$24.59648	$28.65648	49
ProFund VP Industrials
01/01/2010 to 12/31/2010	$11.79997	$14.25215	291
01/01/2011 to 12/31/2011	$14.25215	$13.66233	174
01/01/2012 to 12/31/2012	$13.66233	$15.44050	251
01/01/2013 to 12/31/2013	$15.44050	$20.82506	230
01/01/2014 to 12/31/2014	$20.82506	$21.45877	0
01/01/2015 to 12/31/2015	$21.45877	$20.22728	0
01/01/2016 to 12/31/2016	$20.22728	$23.20745	0
01/01/2017 to 12/31/2017	$23.20745	$27.72586	0
01/01/2018 to 12/31/2018	$27.72586	$23.60259	0
01/01/2019 to 12/31/2019	$23.60259	$30.06070	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$10.83894	$9.88759	2,165
01/01/2011 to 12/31/2011	$9.88759	$7.86136	734
01/01/2012 to 12/31/2012	$7.86136	$9.43309	1,029
01/01/2013 to 12/31/2013	$9.43309	$13.64792	1,290
01/01/2014 to 12/31/2014	$13.64792	$13.75006	1,251
01/01/2015 to 12/31/2015	$13.75006	$14.19961	0
01/01/2016 to 12/31/2016	$14.19961	$13.91704	0
01/01/2017 to 12/31/2017	$13.91704	$16.09056	0
01/01/2018 to 12/31/2018	$16.09056	$13.87523	0
01/01/2019 to 12/31/2019	$13.87523	$16.25044	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.04196	$9.98852	15,418
01/01/2011 to 12/31/2011	$9.98852	$10.05435	9,519
01/01/2012 to 12/31/2012	$10.05435	$11.06058	5,539
01/01/2013 to 12/31/2013	$11.06058	$14.10571	166
01/01/2014 to 12/31/2014	$14.10571	$15.54700	8,868
01/01/2015 to 12/31/2015	$15.54700	$15.74404	4,593
01/01/2016 to 12/31/2016	$15.74404	$16.13784	1,800
01/01/2017 to 12/31/2017	$16.13784	$19.73563	2,609
01/01/2018 to 12/31/2018	$19.73563	$18.90114	2,235
01/01/2019 to 12/31/2019	$18.90114	$23.77705	1,883
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.98836	$8.80199	1,472
01/01/2011 to 12/31/2011	$8.80199	$8.48124	582
01/01/2012 to 12/31/2012	$8.48124	$9.55376	14,036
01/01/2013 to 12/31/2013	$9.55376	$12.11200	9,840
01/01/2014 to 12/31/2014	$12.11200	$13.05948	19,031
01/01/2015 to 12/31/2015	$13.05948	$12.14244	2,418
01/01/2016 to 12/31/2016	$12.14244	$13.68062	3,527
01/01/2017 to 12/31/2017	$13.68062	$15.14719	1,242
01/01/2018 to 12/31/2018	$15.14719	$13.21077	428
01/01/2019 to 12/31/2019	$13.21077	$16.73280	187
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.86189	$16.12085	23,920
01/01/2011 to 12/31/2011	$16.12085	$15.27928	6,345
01/01/2012 to 12/31/2012	$15.27928	$17.20557	11,232
01/01/2013 to 12/31/2013	$17.20557	$21.91890	3,282
01/01/2014 to 12/31/2014	$21.91890	$22.65314	0
01/01/2015 to 12/31/2015	$22.65314	$22.17221	1,323
01/01/2016 to 12/31/2016	$22.17221	$24.42805	318
01/01/2017 to 12/31/2017	$24.42805	$28.20842	0
01/01/2018 to 12/31/2018	$28.20842	$24.23019	0
01/01/2019 to 12/31/2019	$24.23019	$29.38172	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$13.74125	$16.15451	1,560
01/01/2011 to 12/31/2011	$16.15451	$15.14869	5,810
01/01/2012 to 12/31/2012	$15.14869	$17.23353	7,753
01/01/2013 to 12/31/2013	$17.23353	$22.22924	3,413
01/01/2014 to 12/31/2014	$22.22924	$23.90551	451
01/01/2015 to 12/31/2015	$23.90551	$21.41285	2
01/01/2016 to 12/31/2016	$21.41285	$25.98767	605
01/01/2017 to 12/31/2017	$25.98767	$28.05653	2
01/01/2018 to 12/31/2018	$28.05653	$23.74062	2
01/01/2019 to 12/31/2019	$23.74062	$28.75102	2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.65432	$15.75828	3,352
01/01/2011 to 12/31/2011	$15.75828	$15.60475	159
01/01/2012 to 12/31/2012	$15.60475	$17.70150	187
01/01/2013 to 12/31/2013	$17.70150	$23.19848	2,852
01/01/2014 to 12/31/2014	$23.19848	$26.49234	3,285
01/01/2015 to 12/31/2015	$26.49234	$27.78409	1,143
01/01/2016 to 12/31/2016	$27.78409	$28.54454	842
01/01/2017 to 12/31/2017	$28.54454	$36.32376	491
01/01/2018 to 12/31/2018	$36.32376	$34.78426	491
01/01/2019 to 12/31/2019	$34.78426	$46.41001	620
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$20.61464	$23.69391	8,409
01/01/2011 to 12/31/2011	$23.69391	$23.64601	2,152
01/01/2012 to 12/31/2012	$23.64601	$23.74572	2,511
01/01/2013 to 12/31/2013	$23.74572	$28.75480	1,577
01/01/2014 to 12/31/2014	$28.75480	$25.01435	1,168
01/01/2015 to 12/31/2015	$25.01435	$18.70731	142
01/01/2016 to 12/31/2016	$18.70731	$22.67554	76
01/01/2017 to 12/31/2017	$22.67554	$21.43026	27
01/01/2018 to 12/31/2018	$21.43026	$16.68355	18
01/01/2019 to 12/31/2019	$16.68355	$17.66995	10
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.08038	$7.92408	1,982
01/01/2011 to 12/31/2011	$7.92408	$8.98214	1,297
01/01/2012 to 12/31/2012	$8.98214	$9.80517	1,382
01/01/2013 to 12/31/2013	$9.80517	$12.59666	917
01/01/2014 to 12/31/2014	$12.59666	$14.67464	533
01/01/2015 to 12/31/2015	$14.67464	$14.95879	0
01/01/2016 to 12/31/2016	$14.95879	$14.05555	0
01/01/2017 to 12/31/2017	$14.05555	$15.14007	0
01/01/2018 to 12/31/2018	$15.14007	$13.85872	0
01/01/2019 to 12/31/2019	$13.85872	$15.42519	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$18.59264	$24.12249	10,093
01/01/2011 to 12/31/2011	$24.12249	$19.02045	2,936
01/01/2012 to 12/31/2012	$19.02045	$15.86236	3,992
01/01/2013 to 12/31/2013	$15.86236	$9.60681	3,364
01/01/2014 to 12/31/2014	$9.60681	$7.13823	1,583
01/01/2015 to 12/31/2015	$7.13823	$4.67787	626
01/01/2016 to 12/31/2016	$4.67787	$7.11454	456
01/01/2017 to 12/31/2017	$7.11454	$7.31085	153
01/01/2018 to 12/31/2018	$7.31085	$6.17342	0
01/01/2019 to 12/31/2019	$6.17342	$8.79580	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.44548	$15.14645	2,959
01/01/2011 to 12/31/2011	$15.14645	$15.48580	379
01/01/2012 to 12/31/2012	$15.48580	$17.70874	511
01/01/2013 to 12/31/2013	$17.70874	$17.29962	692
01/01/2014 to 12/31/2014	$17.29962	$21.10876	961
01/01/2015 to 12/31/2015	$21.10876	$20.66887	2,048
01/01/2016 to 12/31/2016	$20.66887	$21.32924	22
01/01/2017 to 12/31/2017	$21.32924	$22.49465	0
01/01/2018 to 12/31/2018	$22.49465	$20.70117	170
01/01/2019 to 12/31/2019	$20.70117	$25.61079	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.50659	$4.51306	31,795
01/01/2011 to 12/31/2011	$4.51306	$2.75291	11,480
01/01/2012 to 12/31/2012	$2.75291	$2.50031	16,466
01/01/2013 to 12/31/2013	$2.50031	$2.84233	5,665
01/01/2014 to 12/31/2014	$2.84233	$1.93468	4,762
01/01/2015 to 12/31/2015	$1.93468	$1.85824	1,032
01/01/2016 to 12/31/2016	$1.85824	$1.72017	1,180
01/01/2017 to 12/31/2017	$1.72017	$1.47909	39
01/01/2018 to 12/31/2018	$1.47909	$1.50339	24
01/01/2019 to 12/31/2019	$1.50339	$1.21180	50
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.79052	$2.91573	4,075
01/01/2011 to 12/31/2011	$2.91573	$2.54776	105
01/01/2012 to 12/31/2012	$2.54776	$2.01909	104
01/01/2013 to 12/31/2013	$2.01909	$1.39116	96
01/01/2014 to 12/31/2014	$1.39116	$1.09461	85
01/01/2015 to 12/31/2015	$1.09461	$0.92896	74
01/01/2016 to 12/31/2016	$0.92896	$0.81551	65
01/01/2017 to 12/31/2017	$0.81551	$0.59497	60
01/01/2018 to 12/31/2018	$0.59497	$0.56385	0
01/01/2019 to 12/31/2019	$0.56385	$0.39588	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$13.59868	$16.68685	9,243
01/01/2011 to 12/31/2011	$16.68685	$16.49566	5,997
01/01/2012 to 12/31/2012	$16.49566	$18.10843	845
01/01/2013 to 12/31/2013	$18.10843	$24.81902	5,088
01/01/2014 to 12/31/2014	$24.81902	$24.74970	929
01/01/2015 to 12/31/2015	$24.74970	$24.43900	2,127
01/01/2016 to 12/31/2016	$24.43900	$28.68070	1,852
01/01/2017 to 12/31/2017	$28.68070	$31.62487	775
01/01/2018 to 12/31/2018	$31.62487	$29.08754	376
01/01/2019 to 12/31/2019	$29.08754	$33.81670	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.08706	$15.59637	3,948
01/01/2011 to 12/31/2011	$15.59637	$14.59812	2,432
01/01/2012 to 12/31/2012	$14.59812	$16.54899	8,493
01/01/2013 to 12/31/2013	$16.54899	$22.23740	10,520
01/01/2014 to 12/31/2014	$22.23740	$22.96566	1,683
01/01/2015 to 12/31/2015	$22.96566	$20.55890	1,565
01/01/2016 to 12/31/2016	$20.55890	$25.84125	1,992
01/01/2017 to 12/31/2017	$25.84125	$27.67228	743
01/01/2018 to 12/31/2018	$27.67228	$23.16542	151
01/01/2019 to 12/31/2019	$23.16542	$27.71123	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.57520	$10.81158	5,873
01/01/2011 to 12/31/2011	$10.81158	$10.74971	500
01/01/2012 to 12/31/2012	$10.74971	$12.22405	454
01/01/2013 to 12/31/2013	$12.22405	$13.37070	478
01/01/2014 to 12/31/2014	$13.37070	$13.12371	4
01/01/2015 to 12/31/2015	$13.12371	$13.00371	0
01/01/2016 to 12/31/2016	$13.00371	$15.44127	0
01/01/2017 to 12/31/2017	$15.44127	$14.75162	0
01/01/2018 to 12/31/2018	$14.75162	$12.22111	0
01/01/2019 to 12/31/2019	$12.22111	$13.68941	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.47517	$11.25679	7,515
01/01/2011 to 12/31/2011	$11.25679	$15.76888	6,149
01/01/2012 to 12/31/2012	$15.76888	$15.53948	1,620
01/01/2013 to 12/31/2013	$15.53948	$12.26766	8,298
01/01/2014 to 12/31/2014	$12.26766	$16.33078	7,831
01/01/2015 to 12/31/2015	$16.33078	$15.03953	7,031
01/01/2016 to 12/31/2016	$15.03953	$14.63439	0
01/01/2017 to 12/31/2017	$14.63439	$15.63936	0
01/01/2018 to 12/31/2018	$15.63936	$14.43425	0
01/01/2019 to 12/31/2019	$14.43425	$16.65488	474
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.46017	$19.66392	4,160
01/01/2011 to 12/31/2011	$19.66392	$16.57298	195
01/01/2012 to 12/31/2012	$16.57298	$21.42969	1,575
01/01/2013 to 12/31/2013	$21.42969	$35.68516	79
01/01/2014 to 12/31/2014	$35.68516	$40.17224	236
01/01/2015 to 12/31/2015	$40.17224	$35.62071	174
01/01/2016 to 12/31/2016	$35.62071	$47.94976	66
01/01/2017 to 12/31/2017	$47.94976	$60.30934	0
01/01/2018 to 12/31/2018	$60.30934	$43.09739	0
01/01/2019 to 12/31/2019	$43.09739	$62.16484	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$15.74647	$16.28322	4,562
01/01/2011 to 12/31/2011	$16.28322	$18.67615	2,028
01/01/2012 to 12/31/2012	$18.67615	$18.25263	2,674
01/01/2013 to 12/31/2013	$18.25263	$20.18620	3,138
01/01/2014 to 12/31/2014	$20.18620	$24.80173	1,950
01/01/2015 to 12/31/2015	$24.80173	$22.65664	1,672
01/01/2016 to 12/31/2016	$22.65664	$25.44861	1,879
01/01/2017 to 12/31/2017	$25.44861	$27.48245	0
01/01/2018 to 12/31/2018	$27.48245	$27.59281	0
01/01/2019 to 12/31/2019	$27.59281	$33.09108	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.69908	$11.90536	4,767
01/01/2011 to 12/31/2011	$11.90536	$9.88679	1,595
01/01/2012 to 12/31/2012	$9.88679	$11.81014	2,019
01/01/2013 to 12/31/2013	$11.81014	$13.70174	2,721
01/01/2014 to 12/31/2014	$13.70174	$12.60860	2,322
01/01/2015 to 12/31/2015	$12.60860	$12.72026	1,763
01/01/2016 to 12/31/2016	$12.72026	$11.97095	835
01/01/2017 to 12/31/2017	$11.97095	$15.86917	891
01/01/2018 to 12/31/2018	$15.86917	$13.50209	0
01/01/2019 to 12/31/2019	$13.50209	$17.44560	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.82143	$16.65379	1,791
01/01/2011 to 12/31/2011	$16.65379	$14.17565	241
01/01/2012 to 12/31/2012	$14.17565	$15.72768	319
01/01/2013 to 12/31/2013	$15.72768	$18.41096	574
01/01/2014 to 12/31/2014	$18.41096	$17.01650	0
01/01/2015 to 12/31/2015	$17.01650	$16.98936	52
01/01/2016 to 12/31/2016	$16.98936	$17.12235	0
01/01/2017 to 12/31/2017	$17.12235	$20.86710	0
01/01/2018 to 12/31/2018	$20.86710	$16.93008	0
01/01/2019 to 12/31/2019	$16.93008	$19.08541	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.62470	$18.37908	2,813
01/01/2011 to 12/31/2011	$18.37908	$16.97764	1,868
01/01/2012 to 12/31/2012	$16.97764	$20.00870	2,716
01/01/2013 to 12/31/2013	$20.00870	$27.38260	4,092
01/01/2014 to 12/31/2014	$27.38260	$27.81789	2,448
01/01/2015 to 12/31/2015	$27.81789	$27.59038	1,629
01/01/2016 to 12/31/2016	$27.59038	$27.13651	797
01/01/2017 to 12/31/2017	$27.13651	$35.74523	1,223
01/01/2018 to 12/31/2018	$35.74523	$35.06348	1,039
01/01/2019 to 12/31/2019	$35.06348	$47.01950	1,069
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59306	$12.20524	3,806
01/01/2011 to 12/31/2011	$12.20524	$11.39550	340
01/01/2012 to 12/31/2012	$11.39550	$12.02356	541
01/01/2013 to 12/31/2013	$12.02356	$17.66798	428
01/01/2014 to 12/31/2014	$17.66798	$16.95511	495
01/01/2015 to 12/31/2015	$16.95511	$16.11211	418
01/01/2016 to 12/31/2016	$16.11211	$17.00093	407
01/01/2017 to 12/31/2017	$17.00093	$20.93160	407
01/01/2018 to 12/31/2018	$20.93160	$20.72743	405
01/01/2019 to 12/31/2019	$20.72743	$25.35045	404
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.18448	$13.30816	3,949,179
01/01/2011 to 12/31/2011	$13.30816	$12.63747	2,931,866
01/01/2012 to 12/31/2012	$12.63747	$13.87655	3,095,464
01/01/2013 to 12/31/2013	$13.87655	$14.88678	3,047,847
01/01/2014 to 12/31/2014	$14.88678	$15.07655	2,392,239
01/01/2015 to 12/31/2015	$15.07655	$14.23377	1,680,698
01/01/2016 to 12/31/2016	$14.23377	$14.76567	1,387,340
01/01/2017 to 12/31/2017	$14.76567	$16.21777	1,384,257
01/01/2018 to 12/31/2018	$16.21777	$14.53130	830,758
01/01/2019 to 12/31/2019	$14.53130	$16.45113	786,922
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.38087	$13.73305	1,701,914
01/01/2011 to 12/31/2011	$13.73305	$13.41223	1,389,885
01/01/2012 to 12/31/2012	$13.41223	$14.86896	1,538,380
01/01/2013 to 12/31/2013	$14.86896	$16.90630	1,596,045
01/01/2014 to 12/31/2014	$16.90630	$17.49949	1,432,882
01/01/2015 to 12/31/2015	$17.49949	$17.20783	1,252,712
01/01/2016 to 12/31/2016	$17.20783	$17.98035	1,111,576
01/01/2017 to 12/31/2017	$17.98035	$20.51014	1,077,252
01/01/2018 to 12/31/2018	$20.51014	$18.82732	787,342
01/01/2019 to 12/31/2019	$18.82732	$22.38089	579,478
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.90645	$12.99916	1,695,420
01/01/2011 to 12/31/2011	$12.99916	$12.45089	1,349,916
01/01/2012 to 12/31/2012	$12.45089	$13.39417	1,441,120
01/01/2013 to 12/31/2013	$13.39417	$14.69135	1,340,222
01/01/2014 to 12/31/2014	$14.69135	$15.06794	1,191,874
01/01/2015 to 12/31/2015	$15.06794	$14.67436	1,055,324
01/01/2016 to 12/31/2016	$14.67436	$15.00501	898,480
01/01/2017 to 12/31/2017	$15.00501	$17.01469	898,132
01/01/2018 to 12/31/2018	$17.01469	$15.28396	537,917
01/01/2019 to 12/31/2019	$15.28396	$17.60045	463,912
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.57265	0
01/01/2014 to 12/31/2014	$11.57265	$12.77579	17,752
01/01/2015 to 12/31/2015	$12.77579	$12.67795	21,150
01/01/2016 to 12/31/2016	$12.67795	$13.69186	9,362
01/01/2017 to 12/31/2017	$13.69186	$16.31408	9,317
01/01/2018 to 12/31/2018	$16.31408	$14.61778	10,070
01/01/2019 to 12/31/2019	$14.61778	$17.47932	13,443

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.00964	$13.15819	4,171,056
01/01/2011 to 12/31/2011	$13.15819	$12.68033	3,413,824
01/01/2012 to 12/31/2012	$12.68033	$13.91226	3,719,137
01/01/2013 to 12/31/2013	$13.91226	$15.96660	3,709,195
01/01/2014 to 12/31/2014	$15.96660	$16.59119	3,390,387
01/01/2015 to 12/31/2015	$16.59119	$16.26177	3,075,765
01/01/2016 to 12/31/2016	$16.26177	$16.86342	2,743,691
01/01/2017 to 12/31/2017	$16.86342	$18.90363	2,652,080
01/01/2018 to 12/31/2018	$18.90363	$17.52817	2,143,320
01/01/2019 to 12/31/2019	$17.52817	$20.41891	1,514,049
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	54,933
01/01/2012 to 12/31/2012	$9.11678	$9.95090	203,036
01/01/2013 to 12/31/2013	$9.95090	$10.76063	223,867
01/01/2014 to 12/31/2014	$10.76063	$11.01087	212,037
01/01/2015 to 12/31/2015	$11.01087	$10.41889	223,429
01/01/2016 to 12/31/2016	$10.41889	$10.87175	203,575
01/01/2017 to 12/31/2017	$10.87175	$11.94375	166,053
01/01/2018 to 12/31/2018	$11.94375	$11.03452	98,219
01/01/2019 to 12/31/2019	$11.03452	$12.66097	107,495
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.45579	$10.59717	494,017
01/01/2011 to 12/31/2011	$10.59717	$10.57045	438,828
01/01/2012 to 12/31/2012	$10.57045	$10.79516	465,625
01/01/2013 to 12/31/2013	$10.79516	$10.30170	499,633
01/01/2014 to 12/31/2014	$10.30170	$10.03933	352,424
01/01/2015 to 12/31/2015	$10.03933	$9.84056	164,949
01/01/2016 to 12/31/2016	$9.84056	$9.75694	154,903
01/01/2017 to 12/31/2017	$9.75694	$9.68106	145,693
01/01/2018 to 12/31/2018	$9.68106	$9.51275	133,510
01/01/2019 to 12/31/2019	$9.51275	$9.70853	141,347
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.02170	$11.58164	4,777,220
01/01/2011 to 12/31/2011	$11.58164	$11.65746	3,685,504
01/01/2012 to 12/31/2012	$11.65746	$12.43143	4,405,066
01/01/2013 to 12/31/2013	$12.43143	$11.90407	3,525,426
01/01/2014 to 12/31/2014	$11.90407	$12.10380	2,763,292
01/01/2015 to 12/31/2015	$12.10380	$11.55834	2,045,758
01/01/2016 to 12/31/2016	$11.55834	$11.75254	1,738,117
01/01/2017 to 12/31/2017	$11.75254	$11.96541	1,822,848
01/01/2018 to 12/31/2018	$11.96541	$11.59367	1,207,313
01/01/2019 to 12/31/2019	$11.59367	$12.35302	1,141,573
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.27792	$13.57925	4,481,134
01/01/2011 to 12/31/2011	$13.57925	$12.92556	3,050,077
01/01/2012 to 12/31/2012	$12.92556	$14.33862	3,527,961
01/01/2013 to 12/31/2013	$14.33862	$17.15975	4,044,080
01/01/2014 to 12/31/2014	$17.15975	$17.91025	3,974,344
01/01/2015 to 12/31/2015	$17.91025	$17.56469	3,564,803
01/01/2016 to 12/31/2016	$17.56469	$18.30679	3,111,098
01/01/2017 to 12/31/2017	$18.30679	$21.05449	3,169,207
01/01/2018 to 12/31/2018	$21.05449	$19.25886	2,464,499
01/01/2019 to 12/31/2019	$19.25886	$22.96684	1,702,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	9,544
01/01/2014 to 12/31/2014	$11.58193	$12.83593	32,785
01/01/2015 to 12/31/2015	$12.83593	$12.07417	35,640
01/01/2016 to 12/31/2016	$12.07417	$13.53352	64,052
01/01/2017 to 12/31/2017	$13.53352	$15.63273	76,233
01/01/2018 to 12/31/2018	$15.63273	$14.52108	47,869
01/01/2019 to 12/31/2019	$14.52108	$18.56095	51,909
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.89905	$16.29755	65,621
01/01/2011 to 12/31/2011	$16.29755	$15.09769	45,601
01/01/2012 to 12/31/2012	$15.09769	$18.67482	78,607
01/01/2013 to 12/31/2013	$18.67482	$19.00926	86,064
01/01/2014 to 12/31/2014	$19.00926	$21.12563	67,951
01/01/2015 to 12/31/2015	$21.12563	$20.58959	47,886
01/01/2016 to 12/31/2016	$20.58959	$20.26628	41,508
01/01/2017 to 12/31/2017	$20.26628	$21.92345	47,323
01/01/2018 to 12/31/2018	$21.92345	$20.37622	27,491
01/01/2019 to 12/31/2019	$20.37622	$24.87139	22,073
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.47371	$18.17055	78,297
01/01/2011 to 12/31/2011	$18.17055	$18.89439	68,471
01/01/2012 to 12/31/2012	$18.89439	$21.25956	67,908
01/01/2013 to 12/31/2013	$21.25956	$21.38840	89,390
01/01/2014 to 12/31/2014	$21.38840	$27.31474	80,898
01/01/2015 to 12/31/2015	$27.31474	$27.93636	57,164
01/01/2016 to 12/31/2016	$27.93636	$28.56608	60,301
01/01/2017 to 12/31/2017	$28.56608	$29.60853	58,529
01/01/2018 to 12/31/2018	$29.60853	$27.50590	37,762
01/01/2019 to 12/31/2019	$27.50590	$35.20823	33,262
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.26469	$13.68275	1,910,950
01/01/2011 to 12/31/2011	$13.68275	$13.14735	1,598,083
01/01/2012 to 12/31/2012	$13.14735	$14.18861	1,564,740
01/01/2013 to 12/31/2013	$14.18861	$15.88411	1,485,301
01/01/2014 to 12/31/2014	$15.88411	$15.98324	1,359,386
01/01/2015 to 12/31/2015	$15.98324	$15.74618	1,100,173
01/01/2016 to 12/31/2016	$15.74618	$16.01472	859,386
01/01/2017 to 12/31/2017	$16.01472	$18.19691	937,810
01/01/2018 to 12/31/2018	$18.19691	$16.37402	605,954
01/01/2019 to 12/31/2019	$16.37402	$19.16755	500,220
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.82844	$12.87698	1,722,014
01/01/2011 to 12/31/2011	$12.87698	$12.49833	1,508,359
01/01/2012 to 12/31/2012	$12.49833	$13.42670	1,627,984
01/01/2013 to 12/31/2013	$13.42670	$14.38413	1,517,606
01/01/2014 to 12/31/2014	$14.38413	$14.59874	1,235,997
01/01/2015 to 12/31/2015	$14.59874	$14.11150	981,039
01/01/2016 to 12/31/2016	$14.11150	$14.49003	848,686
01/01/2017 to 12/31/2017	$14.49003	$15.87232	881,419
01/01/2018 to 12/31/2018	$15.87232	$14.38860	514,952
01/01/2019 to 12/31/2019	$14.38860	$16.28494	398,876

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.72587	$15.73721	244,740
01/01/2011 to 12/31/2011	$15.73721	$15.55209	171,766
01/01/2012 to 12/31/2012	$15.55209	$17.55077	213,320
01/01/2013 to 12/31/2013	$17.55077	$23.76605	213,976
01/01/2014 to 12/31/2014	$23.76605	$24.85257	193,714
01/01/2015 to 12/31/2015	$24.85257	$22.91154	148,380
01/01/2016 to 12/31/2016	$22.91154	$27.78593	128,510
01/01/2017 to 12/31/2017	$27.78593	$30.41090	135,735
01/01/2018 to 12/31/2018	$30.41090	$25.48974	92,075
01/01/2019 to 12/31/2019	$25.48974	$30.49390	90,512
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.84126	$9.60254	722,156
01/01/2011 to 12/31/2011	$9.60254	$9.36983	650,694
01/01/2012 to 12/31/2012	$9.36983	$9.14059	709,894
01/01/2013 to 12/31/2013	$9.14059	$8.91657	588,370
01/01/2014 to 12/31/2014	$8.91657	$8.69821	442,033
01/01/2015 to 12/31/2015	$8.69821	$8.48504	391,041
01/01/2016 to 12/31/2016	$8.48504	$8.27789	447,853
01/01/2017 to 12/31/2017	$8.27789	$8.10317	267,176
01/01/2018 to 12/31/2018	$8.10317	$8.00634	321,089
01/01/2019 to 12/31/2019	$8.00634	$7.94227	166,930
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.48359	$13.82185	197,331
01/01/2011 to 12/31/2011	$13.82185	$13.91156	179,178
01/01/2012 to 12/31/2012	$13.91156	$15.45300	207,566
01/01/2013 to 12/31/2013	$15.45300	$16.15687	202,353
01/01/2014 to 12/31/2014	$16.15687	$16.16426	177,735
01/01/2015 to 12/31/2015	$16.16426	$15.20627	110,951
01/01/2016 to 12/31/2016	$15.20627	$17.11857	97,387
01/01/2017 to 12/31/2017	$17.11857	$17.94803	106,435
01/01/2018 to 12/31/2018	$17.94803	$17.15820	65,282
01/01/2019 to 12/31/2019	$17.15820	$19.29869	61,433
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.69997	$14.01936	58,656
01/01/2011 to 12/31/2011	$14.01936	$13.10432	41,926
01/01/2012 to 12/31/2012	$13.10432	$14.94134	39,728
01/01/2013 to 12/31/2013	$14.94134	$20.38537	106,904
01/01/2014 to 12/31/2014	$20.38537	$22.61970	127,378
01/01/2015 to 12/31/2015	$22.61970	$20.33641	122,111
01/01/2016 to 12/31/2016	$20.33641	$23.78473	114,720
01/01/2017 to 12/31/2017	$23.78473	$27.65709	100,363
01/01/2018 to 12/31/2018	$27.65709	$23.15791	70,943
01/01/2019 to 12/31/2019	$23.15791	$29.26016	75,134
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.23664	$14.78460	114,002
01/01/2011 to 12/31/2011	$14.78460	$12.55871	75,035
01/01/2012 to 12/31/2012	$12.55871	$14.74550	82,693
01/01/2013 to 12/31/2013	$14.74550	$17.12547	101,801
01/01/2014 to 12/31/2014	$17.12547	$15.78286	91,078
01/01/2015 to 12/31/2015	$15.78286	$15.88087	102,774
01/01/2016 to 12/31/2016	$15.88087	$14.90739	95,297
01/01/2017 to 12/31/2017	$14.90739	$19.69536	118,944
01/01/2018 to 12/31/2018	$19.69536	$16.64912	106,273
01/01/2019 to 12/31/2019	$16.64912	$21.45657	95,559

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.06851	$14.16146	140,823
01/01/2011 to 12/31/2011	$14.16146	$12.08112	92,030
01/01/2012 to 12/31/2012	$12.08112	$13.75004	112,024
01/01/2013 to 12/31/2013	$13.75004	$16.02438	105,832
01/01/2014 to 12/31/2014	$16.02438	$14.58386	97,949
01/01/2015 to 12/31/2015	$14.58386	$14.34284	84,499
01/01/2016 to 12/31/2016	$14.34284	$14.07349	84,470
01/01/2017 to 12/31/2017	$14.07349	$16.86179	76,095
01/01/2018 to 12/31/2018	$16.86179	$13.79243	49,560
01/01/2019 to 12/31/2019	$13.79243	$16.14863	51,964
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.81762	$11.69349	77,776
01/01/2011 to 12/31/2011	$11.69349	$12.82717	10,513,694
01/01/2012 to 12/31/2012	$12.82717	$13.68874	4,902,955
01/01/2013 to 12/31/2013	$13.68874	$12.92850	1,831,935
01/01/2014 to 12/31/2014	$12.92850	$13.46048	1,963,124
01/01/2015 to 12/31/2015	$13.46048	$13.28462	6,348,510
01/01/2016 to 12/31/2016	$13.28462	$13.50474	7,762,359
01/01/2017 to 12/31/2017	$13.50474	$13.74281	4,542,641
01/01/2018 to 12/31/2018	$13.74281	$13.36854	12,706,569
01/01/2019 to 12/31/2019	$13.36854	$14.50561	3,905,005
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.21599	$13.56339	1,219,025
01/01/2011 to 12/31/2011	$13.56339	$13.15627	707,163
01/01/2012 to 12/31/2012	$13.15627	$14.57677	740,636
01/01/2013 to 12/31/2013	$14.57677	$16.53506	746,438
01/01/2014 to 12/31/2014	$16.53506	$17.15649	653,969
01/01/2015 to 12/31/2015	$17.15649	$16.56073	501,245
01/01/2016 to 12/31/2016	$16.56073	$16.99882	434,964
01/01/2017 to 12/31/2017	$16.99882	$19.39538	459,315
01/01/2018 to 12/31/2018	$19.39538	$17.52301	283,354
01/01/2019 to 12/31/2019	$17.52301	$20.41503	278,991
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.55348	$14.16959	337,387
01/01/2011 to 12/31/2011	$14.16959	$12.55801	228,979
01/01/2012 to 12/31/2012	$12.55801	$14.93376	249,160
01/01/2013 to 12/31/2013	$14.93376	$16.80576	221,598
01/01/2014 to 12/31/2014	$16.80576	$15.35050	215,576
01/01/2015 to 12/31/2015	$15.35050	$14.55580	206,982
01/01/2016 to 12/31/2016	$14.55580	$14.47449	187,431
01/01/2017 to 12/31/2017	$14.47449	$18.30524	201,341
01/01/2018 to 12/31/2018	$18.30524	$14.73514	142,713
01/01/2019 to 12/31/2019	$14.73514	$18.28727	135,358
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.63646	$12.18235	1,686,564
01/01/2011 to 12/31/2011	$12.18235	$11.91214	1,458,362
01/01/2012 to 12/31/2012	$11.91214	$12.86542	1,451,868
01/01/2013 to 12/31/2013	$12.86542	$13.93476	1,365,761
01/01/2014 to 12/31/2014	$13.93476	$14.33405	1,173,217
01/01/2015 to 12/31/2015	$14.33405	$13.95736	924,861
01/01/2016 to 12/31/2016	$13.95736	$14.13878	764,355
01/01/2017 to 12/31/2017	$14.13878	$15.46819	726,571
01/01/2018 to 12/31/2018	$15.46819	$14.31373	465,866
01/01/2019 to 12/31/2019	$14.31373	$16.00290	336,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27958	$11.16256	58,400
01/01/2011 to 12/31/2011	$11.16256	$10.96161	55,060
01/01/2012 to 12/31/2012	$10.96161	$12.31659	34,258
01/01/2013 to 12/31/2013	$12.31659	$16.39972	36,158
01/01/2014 to 12/31/2014	$16.39972	$17.51841	36,889
01/01/2015 to 12/31/2015	$17.51841	$18.90660	51,524
01/01/2016 to 12/31/2016	$18.90660	$18.17430	24,541
01/01/2017 to 12/31/2017	$18.17430	$24.08318	52,860
01/01/2018 to 12/31/2018	$24.08318	$23.11135	41,966
01/01/2019 to 12/31/2019	$23.11135	$29.89550	47,099
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.68196	$14.81504	244,736
01/01/2011 to 12/31/2011	$14.81504	$14.32058	174,151
01/01/2012 to 12/31/2012	$14.32058	$15.68274	164,561
01/01/2013 to 12/31/2013	$15.68274	$20.89981	170,755
01/01/2014 to 12/31/2014	$20.89981	$22.54689	273,653
01/01/2015 to 12/31/2015	$22.54689	$24.20985	210,236
01/01/2016 to 12/31/2016	$24.20985	$24.93508	196,721
01/01/2017 to 12/31/2017	$24.93508	$32.35103	176,272
01/01/2018 to 12/31/2018	$32.35103	$30.70579	128,227
01/01/2019 to 12/31/2019	$30.70579	$39.42821	97,785
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.33069	$14.57092	177,654
01/01/2011 to 12/31/2011	$14.57092	$13.76913	123,927
01/01/2012 to 12/31/2012	$13.76913	$16.53101	190,240
01/01/2013 to 12/31/2013	$16.53101	$20.58255	189,655
01/01/2014 to 12/31/2014	$20.58255	$20.80720	167,349
01/01/2015 to 12/31/2015	$20.80720	$19.99994	157,783
01/01/2016 to 12/31/2016	$19.99994	$20.89873	121,834
01/01/2017 to 12/31/2017	$20.89873	$25.24879	156,956
01/01/2018 to 12/31/2018	$25.24879	$22.27399	108,860
01/01/2019 to 12/31/2019	$22.27399	$28.23756	77,222
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	156,954
01/01/2013 to 12/31/2013	$10.26668	$11.90955	191,651
01/01/2014 to 12/31/2014	$11.90955	$12.21473	138,394
01/01/2015 to 12/31/2015	$12.21473	$11.76755	133,132
01/01/2016 to 12/31/2016	$11.76755	$11.97612	126,333
01/01/2017 to 12/31/2017	$11.97612	$13.61042	123,196
01/01/2018 to 12/31/2018	$13.61042	$12.17660	93,849
01/01/2019 to 12/31/2019	$12.17660	$14.58217	101,452
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.12008	$13.33476	212,508
01/01/2011 to 12/31/2011	$13.33476	$12.93122	145,330
01/01/2012 to 12/31/2012	$12.93122	$14.76899	150,949
01/01/2013 to 12/31/2013	$14.76899	$19.69573	159,621
01/01/2014 to 12/31/2014	$19.69573	$20.88670	173,051
01/01/2015 to 12/31/2015	$20.88670	$21.84793	98,614
01/01/2016 to 12/31/2016	$21.84793	$21.72130	88,924
01/01/2017 to 12/31/2017	$21.72130	$27.69799	74,329
01/01/2018 to 12/31/2018	$27.69799	$27.59637	58,855
01/01/2019 to 12/31/2019	$27.59637	$37.09078	51,836

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	1,675
01/01/2013 to 12/31/2013	$10.16591	$13.33883	12,970
01/01/2014 to 12/31/2014	$13.33883	$14.34158	15,500
01/01/2015 to 12/31/2015	$14.34158	$13.88901	20,843
01/01/2016 to 12/31/2016	$13.88901	$15.37133	68,173
01/01/2017 to 12/31/2017	$15.37133	$17.59610	57,089
01/01/2018 to 12/31/2018	$17.59610	$15.42047	33,952
01/01/2019 to 12/31/2019	$15.42047	$19.45734	30,246
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.44950	$15.72117	440,042
01/01/2011 to 12/31/2011	$15.72117	$14.87987	254,658
01/01/2012 to 12/31/2012	$14.87987	$17.36175	299,390
01/01/2013 to 12/31/2013	$17.36175	$22.38871	318,245
01/01/2014 to 12/31/2014	$22.38871	$24.35766	274,850
01/01/2015 to 12/31/2015	$24.35766	$22.40985	315,659
01/01/2016 to 12/31/2016	$22.40985	$22.22161	287,500
01/01/2017 to 12/31/2017	$22.22161	$27.55179	293,482
01/01/2018 to 12/31/2018	$27.55179	$25.70420	208,481
01/01/2019 to 12/31/2019	$25.70420	$32.63576	190,962
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.68129	$16.47421	137,131
01/01/2011 to 12/31/2011	$16.47421	$15.67193	98,601
01/01/2012 to 12/31/2012	$15.67193	$17.90574	83,761
01/01/2013 to 12/31/2013	$17.90574	$24.80483	138,471
01/01/2014 to 12/31/2014	$24.80483	$27.64538	157,545
01/01/2015 to 12/31/2015	$27.64538	$25.44778	132,902
01/01/2016 to 12/31/2016	$25.44778	$29.35166	120,672
01/01/2017 to 12/31/2017	$29.35166	$32.58297	131,446
01/01/2018 to 12/31/2018	$32.58297	$26.55427	85,028
01/01/2019 to 12/31/2019	$26.55427	$31.34757	89,045
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.75739	$17.60209	322,078
01/01/2011 to 12/31/2011	$17.60209	$13.69040	188,326
01/01/2012 to 12/31/2012	$13.69040	$15.74883	238,218
01/01/2013 to 12/31/2013	$15.74883	$15.39725	263,330
01/01/2014 to 12/31/2014	$15.39725	$14.31657	252,562
01/01/2015 to 12/31/2015	$14.31657	$11.62957	211,486
01/01/2016 to 12/31/2016	$11.62957	$12.74781	179,386
01/01/2017 to 12/31/2017	$12.74781	$15.71679	184,131
01/01/2018 to 12/31/2018	$15.71679	$13.17619	124,479
01/01/2019 to 12/31/2019	$13.17619	$14.56922	126,756
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.57669	$12.48704	4,703,974
01/01/2011 to 12/31/2011	$12.48704	$12.30300	3,873,239
01/01/2012 to 12/31/2012	$12.30300	$13.24615	4,009,825
01/01/2013 to 12/31/2013	$13.24615	$14.11193	3,309,961
01/01/2014 to 12/31/2014	$14.11193	$14.56120	2,860,651
01/01/2015 to 12/31/2015	$14.56120	$14.22478	2,489,566
01/01/2016 to 12/31/2016	$14.22478	$14.64391	2,204,647
01/01/2017 to 12/31/2017	$14.64391	$15.73328	2,045,994
01/01/2018 to 12/31/2018	$15.73328	$14.90998	1,461,585
01/01/2019 to 12/31/2019	$14.90998	$16.68869	967,816

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	0
01/01/2012 to 12/31/2012	$10.05643	$10.50712	56,817
01/01/2013 to 12/31/2013	$10.50712	$10.01269	184,464
01/01/2014 to 12/31/2014	$10.01269	$10.35944	360,530
01/01/2015 to 12/31/2015	$10.35944	$10.07855	273,757
01/01/2016 to 12/31/2016	$10.07855	$10.24604	292,931
01/01/2017 to 12/31/2017	$10.24604	$10.56250	296,090
01/01/2018 to 12/31/2018	$10.56250	$10.21860	205,188
01/01/2019 to 12/31/2019	$10.21860	$10.94066	257,560
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.12475	$14.07752	3,200,820
01/01/2011 to 12/31/2011	$14.07752	$12.87969	2,085,788
01/01/2012 to 12/31/2012	$12.87969	$14.18693	2,564,185
01/01/2013 to 12/31/2013	$14.18693	$16.19572	2,344,087
01/01/2014 to 12/31/2014	$16.19572	$17.25206	2,247,968
01/01/2015 to 12/31/2015	$17.25206	$16.72629	2,975,040
01/01/2016 to 12/31/2016	$16.72629	$17.96468	2,578,803
01/01/2017 to 12/31/2017	$17.96468	$20.34673	4,263,312
01/01/2018 to 12/31/2018	$20.34673	$18.33795	2,675,776
01/01/2019 to 12/31/2019	$18.33795	$21.31954	2,418,422
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.61202	0
01/01/2014 to 12/31/2014	$11.61202	$13.05407	1,856
01/01/2015 to 12/31/2015	$13.05407	$12.93078	0
01/01/2016 to 12/31/2016	$12.93078	$13.98420	0
01/01/2017 to 12/31/2017	$13.98420	$16.56379	0
01/01/2018 to 12/31/2018	$16.56379	$15.00038	0
01/01/2019 to 12/31/2019	$15.00038	$18.31887	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.77318	$14.33559	39,095
01/01/2011 to 12/31/2011	$14.33559	$14.46850	48,752
01/01/2012 to 12/31/2012	$14.46850	$16.76746	110,789
01/01/2013 to 12/31/2013	$16.76746	$21.66099	93,404
01/01/2014 to 12/31/2014	$21.66099	$24.76766	128,339
01/01/2015 to 12/31/2015	$24.76766	$24.90479	123,406
01/01/2016 to 12/31/2016	$24.90479	$27.90313	129,994
01/01/2017 to 12/31/2017	$27.90313	$33.27854	127,269
01/01/2018 to 12/31/2018	$33.27854	$29.79156	103,297
01/01/2019 to 12/31/2019	$29.79156	$36.17176	106,901
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	624
01/01/2014 to 12/31/2014	$11.66555	$12.11951	600
01/01/2015 to 12/31/2015	$12.11951	$11.84042	1,810
01/01/2016 to 12/31/2016	$11.84042	$12.28129	19,085
01/01/2017 to 12/31/2017	$12.28129	$14.16066	17,957
01/01/2018 to 12/31/2018	$14.16066	$12.91015	16,981
01/01/2019 to 12/31/2019	$12.91015	$15.26440	10,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.94962	$16.74401	69,225
01/01/2011 to 12/31/2011	$16.74401	$14.19256	111,609
01/01/2012 to 12/31/2012	$14.19256	$16.62340	170,989
01/01/2013 to 12/31/2013	$16.62340	$22.83438	126,228
01/01/2014 to 12/31/2014	$22.83438	$23.37559	113,400
01/01/2015 to 12/31/2015	$23.37559	$23.10731	98,327
01/01/2016 to 12/31/2016	$23.10731	$24.27801	89,400
01/01/2017 to 12/31/2017	$24.27801	$30.24340	102,672
01/01/2018 to 12/31/2018	$30.24340	$26.29930	81,602
01/01/2019 to 12/31/2019	$26.29930	$35.01475	70,405
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.10010	$17.43329	138,778
01/01/2011 to 12/31/2011	$17.43329	$16.84030	100,627
01/01/2012 to 12/31/2012	$16.84030	$18.42724	73,529
01/01/2013 to 12/31/2013	$18.42724	$24.29884	131,502
01/01/2014 to 12/31/2014	$24.29884	$24.60878	107,417
01/01/2015 to 12/31/2015	$24.60878	$24.19449	85,209
01/01/2016 to 12/31/2016	$24.19449	$26.45361	77,008
01/01/2017 to 12/31/2017	$26.45361	$31.97937	81,926
01/01/2018 to 12/31/2018	$31.97937	$28.56988	50,152
01/01/2019 to 12/31/2019	$28.56988	$36.26447	53,569
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.90798	$15.86510	74,369
01/01/2011 to 12/31/2011	$15.86510	$14.55193	47,102
01/01/2012 to 12/31/2012	$14.55193	$16.77271	57,425
01/01/2013 to 12/31/2013	$16.77271	$22.48166	97,654
01/01/2014 to 12/31/2014	$22.48166	$23.08625	78,258
01/01/2015 to 12/31/2015	$23.08625	$21.54997	59,723
01/01/2016 to 12/31/2016	$21.54997	$27.16295	63,100
01/01/2017 to 12/31/2017	$27.16295	$28.44611	65,870
01/01/2018 to 12/31/2018	$28.44611	$23.00756	39,600
01/01/2019 to 12/31/2019	$23.00756	$27.37703	38,332
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.11421	$13.18068	2,333,576
01/01/2011 to 12/31/2011	$13.18068	$13.11335	1,881,784
01/01/2012 to 12/31/2012	$13.11335	$14.51796	2,087,616
01/01/2013 to 12/31/2013	$14.51796	$16.54637	2,168,261
01/01/2014 to 12/31/2014	$16.54637	$17.09002	2,108,193
01/01/2015 to 12/31/2015	$17.09002	$16.67829	2,267,784
01/01/2016 to 12/31/2016	$16.67829	$17.49814	2,083,754
01/01/2017 to 12/31/2017	$17.49814	$19.70075	2,047,081
01/01/2018 to 12/31/2018	$19.70075	$18.19181	1,457,480
01/01/2019 to 12/31/2019	$18.19181	$21.44532	1,200,028
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.12597	$14.82904	316,786
01/01/2011 to 12/31/2011	$14.82904	$14.22104	215,988
01/01/2012 to 12/31/2012	$14.22104	$16.31119	278,296
01/01/2013 to 12/31/2013	$16.31119	$22.91711	291,475
01/01/2014 to 12/31/2014	$22.91711	$24.22143	251,222
01/01/2015 to 12/31/2015	$24.22143	$25.89238	225,871
01/01/2016 to 12/31/2016	$25.89238	$25.94120	199,539
01/01/2017 to 12/31/2017	$25.94120	$34.89567	210,774
01/01/2018 to 12/31/2018	$34.89567	$35.35208	156,627
01/01/2019 to 12/31/2019	$35.35208	$44.22146	147,417

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.72342	$13.95617	165,907
01/01/2011 to 12/31/2011	$13.95617	$13.54784	153,332
01/01/2012 to 12/31/2012	$13.54784	$14.98648	135,537
01/01/2013 to 12/31/2013	$14.98648	$19.68209	134,952
01/01/2014 to 12/31/2014	$19.68209	$19.49888	128,677
01/01/2015 to 12/31/2015	$19.49888	$17.86766	66,272
01/01/2016 to 12/31/2016	$17.86766	$18.49912	54,216
01/01/2017 to 12/31/2017	$18.49912	$21.03441	48,003
01/01/2018 to 12/31/2018	$21.03441	$18.52395	29,297
01/01/2019 to 12/31/2019	$18.52395	$22.76306	146,034
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.71903	$16.12040	443,457
01/01/2011 to 12/31/2011	$16.12040	$13.37987	307,537
01/01/2012 to 12/31/2012	$13.37987	$13.52351	365,723
01/01/2013 to 12/31/2013	$13.52351	$15.22128	331,435
01/01/2014 to 12/31/2014	$15.22128	$13.60670	304,508
01/01/2015 to 12/31/2015	$13.60670	$10.71758	239,740
01/01/2016 to 12/31/2016	$10.71758	$13.02934	198,091
01/01/2017 to 12/31/2017	$13.02934	$14.02103	224,099
01/01/2018 to 12/31/2018	$14.02103	$11.39805	133,081
01/01/2019 to 12/31/2019	$11.39805	$12.99410	145,093
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.07591	$11.42517	296,195
01/01/2011 to 12/31/2011	$11.42517	$11.60544	235,612
01/01/2012 to 12/31/2012	$11.60544	$11.91230	254,272
01/01/2013 to 12/31/2013	$11.91230	$11.18418	273,906
01/01/2014 to 12/31/2014	$11.18418	$10.97091	226,026
01/01/2015 to 12/31/2015	$10.97091	$10.20784	150,394
01/01/2016 to 12/31/2016	$10.20784	$10.39219	134,292
01/01/2017 to 12/31/2017	$10.39219	$10.34516	145,570
01/01/2018 to 12/31/2018	$10.34516	$10.29201	109,125
01/01/2019 to 12/31/2019	$10.29201	$10.20085	113,323
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.19658	$15.91272	137,053
01/01/2011 to 12/31/2011	$15.91272	$14.98769	95,278
01/01/2012 to 12/31/2012	$14.98769	$17.31163	99,192
01/01/2013 to 12/31/2013	$17.31163	$22.36179	125,922
01/01/2014 to 12/31/2014	$22.36179	$25.07934	103,811
01/01/2015 to 12/31/2015	$25.07934	$22.84802	80,171
01/01/2016 to 12/31/2016	$22.84802	$25.40919	66,863
01/01/2017 to 12/31/2017	$25.40919	$29.38181	68,754
01/01/2018 to 12/31/2018	$29.38181	$23.92173	45,123
01/01/2019 to 12/31/2019	$23.92173	$27.80331	51,623
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.73007	$14.23596	158,984
01/01/2011 to 12/31/2011	$14.23596	$13.40781	222,060
01/01/2012 to 12/31/2012	$13.40781	$14.51852	219,875
01/01/2013 to 12/31/2013	$14.51852	$17.06671	399,935
01/01/2014 to 12/31/2014	$17.06671	$17.56506	360,201
01/01/2015 to 12/31/2015	$17.56506	$17.02626	301,587
01/01/2016 to 12/31/2016	$17.02626	$17.69389	222,082
01/01/2017 to 12/31/2017	$17.69389	$19.60809	233,553
01/01/2018 to 12/31/2018	$19.60809	$18.16932	134,656
01/01/2019 to 12/31/2019	$18.16932	$21.36728	100,490

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.72906	$11.28236	671,704
01/01/2011 to 12/31/2011	$11.28236	$11.66960	540,443
01/01/2012 to 12/31/2012	$11.66960	$12.27713	666,781
01/01/2013 to 12/31/2013	$12.27713	$11.79749	493,079
01/01/2014 to 12/31/2014	$11.79749	$12.33682	582,133
01/01/2015 to 12/31/2015	$12.33682	$12.18330	492,029
01/01/2016 to 12/31/2016	$12.18330	$12.49758	514,471
01/01/2017 to 12/31/2017	$12.49758	$12.96131	679,725
01/01/2018 to 12/31/2018	$12.96131	$12.35583	602,089
01/01/2019 to 12/31/2019	$12.35583	$13.53581	560,486
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99275	$9.07161	2,642
01/01/2012 to 12/31/2012	$9.07161	$10.50596	4,069
01/01/2013 to 12/31/2013	$10.50596	$13.42951	3,999
01/01/2014 to 12/31/2014	$13.42951	$14.78103	3,824
01/01/2015 to 12/31/2015	$14.78103	$14.71686	7,106
01/01/2016 to 12/31/2016	$14.71686	$16.48403	3,651
01/01/2017 to 12/31/2017	$16.48403	$17.46024	3,665
01/01/2018 to 12/31/2018	$17.46024	$15.74012	828
01/01/2019 to 12/31/2019	$15.74012	$19.20731	791
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.72022	$13.06553	9,338
01/01/2011 to 12/31/2011	$13.06553	$13.24956	8,920
01/01/2012 to 12/31/2012	$13.24956	$15.62526	8,783
01/01/2013 to 12/31/2013	$15.62526	$21.42238	10,581
01/01/2014 to 12/31/2014	$21.42238	$25.00804	6,423
01/01/2015 to 12/31/2015	$25.00804	$25.16684	10,790
01/01/2016 to 12/31/2016	$25.16684	$21.73789	10,304
01/01/2017 to 12/31/2017	$21.73789	$24.56321	10,522
01/01/2018 to 12/31/2018	$24.56321	$24.17467	10,369
01/01/2019 to 12/31/2019	$24.17467	$31.24781	7,207
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04970	$9.71179	0
01/01/2013 to 12/31/2013	$9.71179	$12.98073	4,081
01/01/2014 to 12/31/2014	$12.98073	$13.68027	2,746
01/01/2015 to 12/31/2015	$13.68027	$13.50600	2,745
01/01/2016 to 12/31/2016	$13.50600	$13.27548	1,775
01/01/2017 to 12/31/2017	$13.27548	$15.86422	1,774
01/01/2018 to 12/31/2018	$15.86422	$14.60934	0
01/01/2019 to 12/31/2019	$14.60934	$19.14540	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12624	$9.69741	8,516
01/01/2017 to 12/31/2017	$9.69741	$13.34851	7,083
01/01/2018 to 12/31/2018	$13.34851	$10.71384	7,616
01/01/2019 to 12/31/2019	$10.71384	$12.81152	3,820

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$13.97643	$15.53043	2,422
01/01/2011 to 12/31/2011	$15.53043	$11.06023	2,758
01/01/2012 to 12/31/2012	$11.06023	$12.45832	7,208
01/01/2013 to 12/31/2013	$12.45832	$13.97265	6,684
01/01/2014 to 12/31/2014	$13.97265	$13.41646	9,797
01/01/2015 to 12/31/2015	$13.41646	$11.85992	9,192
01/01/2016 to 12/31/2016	$11.85992	$11.64423	2,558
01/01/2017 to 12/31/2017	$11.64423	$15.09475	2,503
01/01/2018 to 12/31/2018	$15.09475	$11.98476	2,101
01/01/2019 to 12/31/2019	$11.98476	$14.76657	2,157
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.47987	$13.18903	0
01/01/2011 to 12/31/2011	$13.18903	$9.42409	0
01/01/2012 to 12/31/2012	$9.42409	$12.26356	0
01/01/2013 to 12/31/2013	$12.26356	$15.96563	7,228
01/01/2014 to 12/31/2014	$15.96563	$17.19057	7,196
01/01/2015 to 12/31/2015	$17.19057	$16.69667	12,343
01/01/2016 to 12/31/2016	$16.69667	$20.07233	815
01/01/2017 to 12/31/2017	$20.07233	$23.09095	295
01/01/2018 to 12/31/2018	$23.09095	$18.49103	0
01/01/2019 to 12/31/2019	$18.49103	$24.60898	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.26039	$18.04227	3,639
01/01/2011 to 12/31/2011	$18.04227	$14.75798	818
01/01/2012 to 12/31/2012	$14.75798	$15.61712	717
01/01/2013 to 12/31/2013	$15.61712	$18.04262	772
01/01/2014 to 12/31/2014	$18.04262	$17.89726	605
01/01/2015 to 12/31/2015	$17.89726	$15.02789	580
01/01/2016 to 12/31/2016	$15.02789	$17.37164	0
01/01/2017 to 12/31/2017	$17.37164	$20.83807	0
01/01/2018 to 12/31/2018	$20.83807	$16.73552	0
01/01/2019 to 12/31/2019	$16.73552	$19.21805	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.31031	$5.86181	7,366
01/01/2011 to 12/31/2011	$5.86181	$5.21051	8,428
01/01/2012 to 12/31/2012	$5.21051	$4.23896	7,189
01/01/2013 to 12/31/2013	$4.23896	$3.03711	21,858
01/01/2014 to 12/31/2014	$3.03711	$2.54062	1,989
01/01/2015 to 12/31/2015	$2.54062	$2.35641	1,628
01/01/2016 to 12/31/2016	$2.35641	$1.99879	1,311
01/01/2017 to 12/31/2017	$1.99879	$1.59962	1,221
01/01/2018 to 12/31/2018	$1.59962	$1.62346	1,127
01/01/2019 to 12/31/2019	$1.62346	$1.22023	1,045
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.63683	$13.87798	590
01/01/2011 to 12/31/2011	$13.87798	$13.53885	541
01/01/2012 to 12/31/2012	$13.53885	$15.04066	964
01/01/2013 to 12/31/2013	$15.04066	$19.03819	966
01/01/2014 to 12/31/2014	$19.03819	$20.70173	889
01/01/2015 to 12/31/2015	$20.70173	$20.10204	1,686
01/01/2016 to 12/31/2016	$20.10204	$21.50540	1,809
01/01/2017 to 12/31/2017	$21.50540	$25.03817	1,808
01/01/2018 to 12/31/2018	$25.03817	$22.91997	0
01/01/2019 to 12/31/2019	$22.91997	$28.81597	1,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.53707	$14.35347	9,142
01/01/2011 to 12/31/2011	$14.35347	$14.97518	8,097
01/01/2012 to 12/31/2012	$14.97518	$16.19386	16,428
01/01/2013 to 12/31/2013	$16.19386	$20.29198	6,722
01/01/2014 to 12/31/2014	$20.29198	$21.81935	3,512
01/01/2015 to 12/31/2015	$21.81935	$22.17092	2,152
01/01/2016 to 12/31/2016	$22.17092	$22.39570	1,808
01/01/2017 to 12/31/2017	$22.39570	$25.13791	679
01/01/2018 to 12/31/2018	$25.13791	$20.88900	556
01/01/2019 to 12/31/2019	$20.88900	$25.78995	832
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.27437	$14.53499	1,666
01/01/2011 to 12/31/2011	$14.53499	$14.95932	877
01/01/2012 to 12/31/2012	$14.95932	$17.81688	876
01/01/2013 to 12/31/2013	$17.81688	$24.31020	3,109
01/01/2014 to 12/31/2014	$24.31020	$26.66970	891
01/01/2015 to 12/31/2015	$26.66970	$27.23636	1,891
01/01/2016 to 12/31/2016	$27.23636	$27.68301	1,721
01/01/2017 to 12/31/2017	$27.68301	$31.96731	1,174
01/01/2018 to 12/31/2018	$31.96731	$31.37152	1,173
01/01/2019 to 12/31/2019	$31.37152	$38.14331	1,182
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.60356	$13.61986	2,011
01/01/2011 to 12/31/2011	$13.61986	$12.10606	0
01/01/2012 to 12/31/2012	$12.10606	$13.76866	4,550
01/01/2013 to 12/31/2013	$13.76866	$16.33747	3,274
01/01/2014 to 12/31/2014	$16.33747	$14.55894	2,928
01/01/2015 to 12/31/2015	$14.55894	$12.65718	503
01/01/2016 to 12/31/2016	$12.65718	$13.31219	364
01/01/2017 to 12/31/2017	$13.31219	$15.54707	363
01/01/2018 to 12/31/2018	$15.54707	$13.02135	0
01/01/2019 to 12/31/2019	$13.02135	$14.96180	286
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.84677	$13.90187	43,045
01/01/2011 to 12/31/2011	$13.90187	$11.68579	22,526
01/01/2012 to 12/31/2012	$11.68579	$14.21803	26,967
01/01/2013 to 12/31/2013	$14.21803	$18.31894	12,006
01/01/2014 to 12/31/2014	$18.31894	$20.17848	11,228
01/01/2015 to 12/31/2015	$20.17848	$19.38985	6,184
01/01/2016 to 12/31/2016	$19.38985	$21.81399	7,334
01/01/2017 to 12/31/2017	$21.81399	$25.15214	6,523
01/01/2018 to 12/31/2018	$25.15214	$21.97376	4,915
01/01/2019 to 12/31/2019	$21.97376	$27.92417	6,814
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.75328	$12.79475	33,487
01/01/2011 to 12/31/2011	$12.79475	$13.74428	47,289
01/01/2012 to 12/31/2012	$13.74428	$15.74034	53,268
01/01/2013 to 12/31/2013	$15.74034	$21.45977	58,915
01/01/2014 to 12/31/2014	$21.45977	$25.89537	83,723
01/01/2015 to 12/31/2015	$25.89537	$26.52984	37,559
01/01/2016 to 12/31/2016	$26.52984	$24.83250	12,299
01/01/2017 to 12/31/2017	$24.83250	$29.29337	10,347
01/01/2018 to 12/31/2018	$29.29337	$29.83904	6,706
01/01/2019 to 12/31/2019	$29.83904	$34.74647	8,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.74831	$15.38967	6,201
01/01/2011 to 12/31/2011	$15.38967	$14.74526	14,746
01/01/2012 to 12/31/2012	$14.74526	$16.65582	5,156
01/01/2013 to 12/31/2013	$16.65582	$22.45281	3,372
01/01/2014 to 12/31/2014	$22.45281	$23.12419	2,686
01/01/2015 to 12/31/2015	$23.12419	$21.78607	2,495
01/01/2016 to 12/31/2016	$21.78607	$24.98311	2,220
01/01/2017 to 12/31/2017	$24.98311	$29.83192	3,069
01/01/2018 to 12/31/2018	$29.83192	$25.38242	2,217
01/01/2019 to 12/31/2019	$25.38242	$32.31096	2,258
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.33527	$10.33520	0
01/01/2011 to 12/31/2011	$10.33520	$8.21303	1,349
01/01/2012 to 12/31/2012	$8.21303	$9.84995	7,868
01/01/2013 to 12/31/2013	$9.84995	$14.24380	6,355
01/01/2014 to 12/31/2014	$14.24380	$14.34307	4,325
01/01/2015 to 12/31/2015	$14.34307	$14.80439	3,356
01/01/2016 to 12/31/2016	$14.80439	$14.50233	30
01/01/2017 to 12/31/2017	$14.50233	$16.75859	30
01/01/2018 to 12/31/2018	$16.75859	$14.44366	30
01/01/2019 to 12/31/2019	$14.44366	$16.90757	29
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.61079	$13.92387	3,389
01/01/2011 to 12/31/2011	$13.92387	$14.00848	2,581
01/01/2012 to 12/31/2012	$14.00848	$15.40254	10,997
01/01/2013 to 12/31/2013	$15.40254	$19.63291	9,697
01/01/2014 to 12/31/2014	$19.63291	$21.62784	5,562
01/01/2015 to 12/31/2015	$21.62784	$21.89056	5,045
01/01/2016 to 12/31/2016	$21.89056	$22.42661	6,474
01/01/2017 to 12/31/2017	$22.42661	$27.41240	6,146
01/01/2018 to 12/31/2018	$27.41240	$26.23976	4,420
01/01/2019 to 12/31/2019	$26.23976	$32.99190	5,545
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.66640	$13.94952	6,499
01/01/2011 to 12/31/2011	$13.94952	$13.43428	6,095
01/01/2012 to 12/31/2012	$13.43428	$15.12539	6,095
01/01/2013 to 12/31/2013	$15.12539	$19.16573	5,453
01/01/2014 to 12/31/2014	$19.16573	$20.65444	5,398
01/01/2015 to 12/31/2015	$20.65444	$19.19432	5,983
01/01/2016 to 12/31/2016	$19.19432	$21.61484	6,799
01/01/2017 to 12/31/2017	$21.61484	$23.91969	7,237
01/01/2018 to 12/31/2018	$23.91969	$20.85096	5,468
01/01/2019 to 12/31/2019	$20.85096	$26.39645	8,172
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.63316	$15.82612	3,970
01/01/2011 to 12/31/2011	$15.82612	$14.99228	10,146
01/01/2012 to 12/31/2012	$14.99228	$16.87366	3,830
01/01/2013 to 12/31/2013	$16.87366	$21.48506	5,059
01/01/2014 to 12/31/2014	$21.48506	$22.19340	2,131
01/01/2015 to 12/31/2015	$22.19340	$21.71106	3,854
01/01/2016 to 12/31/2016	$21.71106	$23.90767	3,409
01/01/2017 to 12/31/2017	$23.90767	$27.59339	7,612
01/01/2018 to 12/31/2018	$27.59339	$23.68965	2,585
01/01/2019 to 12/31/2019	$23.68965	$28.71157	3,258

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.73464	$14.96334	1,607
01/01/2011 to 12/31/2011	$14.96334	$14.02451	836
01/01/2012 to 12/31/2012	$14.02451	$15.94637	1,063
01/01/2013 to 12/31/2013	$15.94637	$20.55849	2,049
01/01/2014 to 12/31/2014	$20.55849	$22.09744	1,774
01/01/2015 to 12/31/2015	$22.09744	$19.78312	2,167
01/01/2016 to 12/31/2016	$19.78312	$23.99748	2,426
01/01/2017 to 12/31/2017	$23.99748	$25.89474	2,515
01/01/2018 to 12/31/2018	$25.89474	$21.90006	1,270
01/01/2019 to 12/31/2019	$21.90006	$26.50837	3,105
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.01777	$15.01595	325
01/01/2011 to 12/31/2011	$15.01595	$14.86203	141
01/01/2012 to 12/31/2012	$14.86203	$16.85037	142
01/01/2013 to 12/31/2013	$16.85037	$22.07171	134
01/01/2014 to 12/31/2014	$22.07171	$25.19257	120
01/01/2015 to 12/31/2015	$25.19257	$26.40740	109
01/01/2016 to 12/31/2016	$26.40740	$27.11632	116
01/01/2017 to 12/31/2017	$27.11632	$34.48868	114
01/01/2018 to 12/31/2018	$34.48868	$33.00996	104
01/01/2019 to 12/31/2019	$33.00996	$44.02009	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.90208	$13.67301	25,455
01/01/2011 to 12/31/2011	$13.67301	$13.63833	40,270
01/01/2012 to 12/31/2012	$13.63833	$13.68882	48,979
01/01/2013 to 12/31/2013	$13.68882	$16.56795	39,264
01/01/2014 to 12/31/2014	$16.56795	$14.40537	38,567
01/01/2015 to 12/31/2015	$14.40537	$10.76774	3,299
01/01/2016 to 12/31/2016	$10.76774	$13.04501	3,601
01/01/2017 to 12/31/2017	$13.04501	$12.32232	745
01/01/2018 to 12/31/2018	$12.32232	$9.58797	745
01/01/2019 to 12/31/2019	$9.58797	$10.14965	745
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.05714	$12.79808	0
01/01/2011 to 12/31/2011	$12.79808	$14.49932	654
01/01/2012 to 12/31/2012	$14.49932	$15.81997	446
01/01/2013 to 12/31/2013	$15.81997	$20.31348	864
01/01/2014 to 12/31/2014	$20.31348	$23.65222	723
01/01/2015 to 12/31/2015	$23.65222	$24.09790	717
01/01/2016 to 12/31/2016	$24.09790	$22.63128	749
01/01/2017 to 12/31/2017	$22.63128	$24.36509	768
01/01/2018 to 12/31/2018	$24.36509	$22.29145	776
01/01/2019 to 12/31/2019	$22.29145	$24.79841	805
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.64568	$17.69517	38,027
01/01/2011 to 12/31/2011	$17.69517	$13.94533	51,835
01/01/2012 to 12/31/2012	$13.94533	$11.62395	62,569
01/01/2013 to 12/31/2013	$11.62395	$7.03616	42,025
01/01/2014 to 12/31/2014	$7.03616	$5.22536	43,835
01/01/2015 to 12/31/2015	$5.22536	$3.42257	9,721
01/01/2016 to 12/31/2016	$3.42257	$5.20267	14,754
01/01/2017 to 12/31/2017	$5.20267	$5.34345	351
01/01/2018 to 12/31/2018	$5.34345	$4.50975	351
01/01/2019 to 12/31/2019	$4.50975	$6.42214	351

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.99339	$17.02155	20,734
01/01/2011 to 12/31/2011	$17.02155	$17.39400	33,412
01/01/2012 to 12/31/2012	$17.39400	$19.88062	36,906
01/01/2013 to 12/31/2013	$19.88062	$19.41140	35,012
01/01/2014 to 12/31/2014	$19.41140	$23.67333	35,696
01/01/2015 to 12/31/2015	$23.67333	$23.16824	2,808
01/01/2016 to 12/31/2016	$23.16824	$23.89618	2,664
01/01/2017 to 12/31/2017	$23.89618	$25.18903	2,776
01/01/2018 to 12/31/2018	$25.18903	$23.16864	2,400
01/01/2019 to 12/31/2019	$23.16864	$28.64893	2,662
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.20305	$8.35783	9,433
01/01/2011 to 12/31/2011	$8.35783	$5.09563	9,365
01/01/2012 to 12/31/2012	$5.09563	$4.62573	8,885
01/01/2013 to 12/31/2013	$4.62573	$5.25599	7,813
01/01/2014 to 12/31/2014	$5.25599	$3.57570	10,987
01/01/2015 to 12/31/2015	$3.57570	$3.43270	12,394
01/01/2016 to 12/31/2016	$3.43270	$3.17606	13,237
01/01/2017 to 12/31/2017	$3.17606	$2.72965	13,136
01/01/2018 to 12/31/2018	$2.72965	$2.77319	13,328
01/01/2019 to 12/31/2019	$2.77319	$2.23400	7,611
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.08246	$5.44501	0
01/01/2011 to 12/31/2011	$5.44501	$4.75549	0
01/01/2012 to 12/31/2012	$4.75549	$3.76678	0
01/01/2013 to 12/31/2013	$3.76678	$2.59405	23,074
01/01/2014 to 12/31/2014	$2.59405	$2.04001	0
01/01/2015 to 12/31/2015	$2.04001	$1.73039	0
01/01/2016 to 12/31/2016	$1.73039	$1.51824	0
01/01/2017 to 12/31/2017	$1.51824	$1.10720	0
01/01/2018 to 12/31/2018	$1.10720	$1.04868	0
01/01/2019 to 12/31/2019	$1.04868	$0.73598	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.55149	$15.39400	5,315
01/01/2011 to 12/31/2011	$15.39400	$15.20988	4,716
01/01/2012 to 12/31/2012	$15.20988	$16.68844	4,303
01/01/2013 to 12/31/2013	$16.68844	$22.86105	3,669
01/01/2014 to 12/31/2014	$22.86105	$22.78544	3,518
01/01/2015 to 12/31/2015	$22.78544	$22.48795	3,531
01/01/2016 to 12/31/2016	$22.48795	$26.37763	10,486
01/01/2017 to 12/31/2017	$26.37763	$29.07060	3,873
01/01/2018 to 12/31/2018	$29.07060	$26.72439	2,820
01/01/2019 to 12/31/2019	$26.72439	$31.05344	3,696
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.37341	$14.73832	3,759
01/01/2011 to 12/31/2011	$14.73832	$13.78794	2,340
01/01/2012 to 12/31/2012	$13.78794	$15.62253	2,524
01/01/2013 to 12/31/2013	$15.62253	$20.98169	2,895
01/01/2014 to 12/31/2014	$20.98169	$21.65758	815
01/01/2015 to 12/31/2015	$21.65758	$19.37792	1,872
01/01/2016 to 12/31/2016	$19.37792	$24.34444	11,391
01/01/2017 to 12/31/2017	$24.34444	$26.05603	1,468
01/01/2018 to 12/31/2018	$26.05603	$21.80110	1,112
01/01/2019 to 12/31/2019	$21.80110	$26.06578	1,764

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.99417	$12.40743	24,899
01/01/2011 to 12/31/2011	$12.40743	$12.33012	45,449
01/01/2012 to 12/31/2012	$12.33012	$14.01407	48,737
01/01/2013 to 12/31/2013	$14.01407	$15.32071	44,090
01/01/2014 to 12/31/2014	$15.32071	$15.02987	44,620
01/01/2015 to 12/31/2015	$15.02987	$14.88467	968
01/01/2016 to 12/31/2016	$14.88467	$17.66586	1,332
01/01/2017 to 12/31/2017	$17.66586	$16.86840	551
01/01/2018 to 12/31/2018	$16.86840	$13.96758	431
01/01/2019 to 12/31/2019	$13.96758	$15.63764	574
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.88418	$9.54219	1,233
01/01/2011 to 12/31/2011	$9.54219	$13.36014	15,147
01/01/2012 to 12/31/2012	$13.36014	$13.15892	1,974
01/01/2013 to 12/31/2013	$13.15892	$10.38293	0
01/01/2014 to 12/31/2014	$10.38293	$13.81464	884
01/01/2015 to 12/31/2015	$13.81464	$12.71579	817
01/01/2016 to 12/31/2016	$12.71579	$12.36694	0
01/01/2017 to 12/31/2017	$12.36694	$13.20949	806
01/01/2018 to 12/31/2018	$13.20949	$12.18530	893
01/01/2019 to 12/31/2019	$12.18530	$14.05271	833
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$15.98898	$23.34622	11,384
01/01/2011 to 12/31/2011	$23.34622	$19.66638	13,805
01/01/2012 to 12/31/2012	$19.66638	$25.41666	2,053
01/01/2013 to 12/31/2013	$25.41666	$42.30267	2,231
01/01/2014 to 12/31/2014	$42.30267	$47.59730	515
01/01/2015 to 12/31/2015	$47.59730	$42.18291	513
01/01/2016 to 12/31/2016	$42.18291	$56.75419	480
01/01/2017 to 12/31/2017	$56.75419	$71.34667	452
01/01/2018 to 12/31/2018	$71.34667	$50.95835	462
01/01/2019 to 12/31/2019	$50.95835	$73.46601	392
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.22333	$12.63358	19,168
01/01/2011 to 12/31/2011	$12.63358	$14.48283	16,860
01/01/2012 to 12/31/2012	$14.48283	$14.14715	19,266
01/01/2013 to 12/31/2013	$14.14715	$15.63787	13,187
01/01/2014 to 12/31/2014	$15.63787	$19.20360	14,009
01/01/2015 to 12/31/2015	$19.20360	$17.53370	7,587
01/01/2016 to 12/31/2016	$17.53370	$19.68435	6,982
01/01/2017 to 12/31/2017	$19.68435	$21.24661	5,825
01/01/2018 to 12/31/2018	$21.24661	$21.32091	7,221
01/01/2019 to 12/31/2019	$21.32091	$25.55635	9,036
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.37270	$14.87269	0
01/01/2011 to 12/31/2011	$14.87269	$12.34473	0
01/01/2012 to 12/31/2012	$12.34473	$14.73879	0
01/01/2013 to 12/31/2013	$14.73879	$17.09070	0
01/01/2014 to 12/31/2014	$17.09070	$15.71903	0
01/01/2015 to 12/31/2015	$15.71903	$15.85010	0
01/01/2016 to 12/31/2016	$15.85010	$14.90883	0
01/01/2017 to 12/31/2017	$14.90883	$19.75376	0
01/01/2018 to 12/31/2018	$19.75376	$16.79843	0
01/01/2019 to 12/31/2019	$16.79843	$21.69356	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.03064	$14.49262	4,743
01/01/2011 to 12/31/2011	$14.49262	$12.32977	3,833
01/01/2012 to 12/31/2012	$12.32977	$13.67262	3,661
01/01/2013 to 12/31/2013	$13.67262	$15.99711	3,466
01/01/2014 to 12/31/2014	$15.99711	$14.77788	3,429
01/01/2015 to 12/31/2015	$14.77788	$14.74672	834
01/01/2016 to 12/31/2016	$14.74672	$14.85460	808
01/01/2017 to 12/31/2017	$14.85460	$18.09413	784
01/01/2018 to 12/31/2018	$18.09413	$14.67275	755
01/01/2019 to 12/31/2019	$14.67275	$16.53218	281
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.91323	$14.96807	6,279
01/01/2011 to 12/31/2011	$14.96807	$13.81973	5,270
01/01/2012 to 12/31/2012	$13.81973	$16.27859	5,231
01/01/2013 to 12/31/2013	$16.27859	$22.26626	4,339
01/01/2014 to 12/31/2014	$22.26626	$22.60853	3,871
01/01/2015 to 12/31/2015	$22.60853	$22.41211	3,504
01/01/2016 to 12/31/2016	$22.41211	$22.03213	3,465
01/01/2017 to 12/31/2017	$22.03213	$29.00679	2,587
01/01/2018 to 12/31/2018	$29.00679	$28.43886	2,674
01/01/2019 to 12/31/2019	$28.43886	$38.11639	1,515
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59304	$12.20228	1,720
01/01/2011 to 12/31/2011	$12.20228	$11.38688	1,247
01/01/2012 to 12/31/2012	$11.38688	$12.00835	838
01/01/2013 to 12/31/2013	$12.00835	$17.63668	2,394
01/01/2014 to 12/31/2014	$17.63668	$16.91636	2,083
01/01/2015 to 12/31/2015	$16.91636	$16.06702	2,045
01/01/2016 to 12/31/2016	$16.06702	$16.94473	2,010
01/01/2017 to 12/31/2017	$16.94473	$20.85170	1,978
01/01/2018 to 12/31/2018	$20.85170	$20.63772	2,138
01/01/2019 to 12/31/2019	$20.63772	$25.22768	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and
HAV (2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.19374	$13.83582	0
01/01/2011 to 12/31/2011	$13.83582	$13.86110	0
01/01/2012 to 12/31/2012	$13.86110	$15.42265	0
01/01/2013 to 12/31/2013	$15.42265	$16.54351	0
01/01/2014 to 12/31/2014	$16.54351	$16.50720	0
01/01/2015 to 12/31/2015	$16.50720	$16.11929	0
01/01/2016 to 12/31/2016	$16.11929	$17.13206	0
01/01/2017 to 12/31/2017	$17.13206	$17.50582	0
01/01/2018 to 12/31/2018	$17.50582	$16.96144	0
01/01/2019 to 12/31/2019	$16.96144	$18.59328	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.36008	$10.21808	9,120,739
01/01/2011 to 12/31/2011	$10.21808	$9.69819	8,340,337
01/01/2012 to 12/31/2012	$9.69819	$10.64361	7,854,561
01/01/2013 to 12/31/2013	$10.64361	$11.41259	6,845,548
01/01/2014 to 12/31/2014	$11.41259	$11.55218	6,075,373
01/01/2015 to 12/31/2015	$11.55218	$10.90077	4,857,888
01/01/2016 to 12/31/2016	$10.90077	$11.30236	3,297,580
01/01/2017 to 12/31/2017	$11.30236	$12.40753	2,051,980
01/01/2018 to 12/31/2018	$12.40753	$11.11157	1,445,641
01/01/2019 to 12/31/2019	$11.11157	$12.57316	1,294,163
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.51803	$10.55223	4,623,037
01/01/2011 to 12/31/2011	$10.55223	$10.30044	4,359,824
01/01/2012 to 12/31/2012	$10.30044	$11.41328	4,314,692
01/01/2013 to 12/31/2013	$11.41328	$12.97044	4,074,934
01/01/2014 to 12/31/2014	$12.97044	$13.41871	3,833,133
01/01/2015 to 12/31/2015	$13.41871	$13.18825	3,156,725
01/01/2016 to 12/31/2016	$13.18825	$13.77319	2,244,638
01/01/2017 to 12/31/2017	$13.77319	$15.70309	1,301,649
01/01/2018 to 12/31/2018	$15.70309	$14.40723	985,030
01/01/2019 to 12/31/2019	$14.40723	$17.11775	953,621
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.52156	$9.29887	670,563
01/01/2011 to 12/31/2011	$9.29887	$8.90207	577,467
01/01/2012 to 12/31/2012	$8.90207	$9.57162	574,402
01/01/2013 to 12/31/2013	$9.57162	$10.49326	507,598
01/01/2014 to 12/31/2014	$10.49326	$10.75667	412,647
01/01/2015 to 12/31/2015	$10.75667	$10.47041	616,035
01/01/2016 to 12/31/2016	$10.47041	$10.70080	497,799
01/01/2017 to 12/31/2017	$10.70080	$12.12776	348,215
01/01/2018 to 12/31/2018	$12.12776	$10.88851	232,977
01/01/2019 to 12/31/2019	$10.88851	$12.53234	199,134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.56858	0
01/01/2014 to 12/31/2014	$11.56858	$12.76476	0
01/01/2015 to 12/31/2015	$12.76476	$12.66052	30
01/01/2016 to 12/31/2016	$12.66052	$13.66614	14
01/01/2017 to 12/31/2017	$13.66614	$16.27514	23
01/01/2018 to 12/31/2018	$16.27514	$14.57544	0
01/01/2019 to 12/31/2019	$14.57544	$17.41976	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.59901	$10.51165	4,724,825
01/01/2011 to 12/31/2011	$10.51165	$10.12467	4,223,929
01/01/2012 to 12/31/2012	$10.12467	$11.10269	4,042,723
01/01/2013 to 12/31/2013	$11.10269	$12.73560	4,062,273
01/01/2014 to 12/31/2014	$12.73560	$13.22709	3,984,593
01/01/2015 to 12/31/2015	$13.22709	$12.95779	3,491,769
01/01/2016 to 12/31/2016	$12.95779	$13.43034	3,107,463
01/01/2017 to 12/31/2017	$13.43034	$15.04749	2,199,860
01/01/2018 to 12/31/2018	$15.04749	$13.94540	1,693,997
01/01/2019 to 12/31/2019	$13.94540	$16.23690	1,550,562
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	261,629
01/01/2012 to 12/31/2012	$9.11369	$9.94251	374,853
01/01/2013 to 12/31/2013	$9.94251	$10.74607	390,980
01/01/2014 to 12/31/2014	$10.74607	$10.99031	302,001
01/01/2015 to 12/31/2015	$10.99031	$10.39400	259,756
01/01/2016 to 12/31/2016	$10.39400	$10.84017	224,808
01/01/2017 to 12/31/2017	$10.84017	$11.90300	193,499
01/01/2018 to 12/31/2018	$11.90300	$10.99125	171,441
01/01/2019 to 12/31/2019	$10.99125	$12.60489	139,106
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.01997	$11.16344	827,745
01/01/2011 to 12/31/2011	$11.16344	$11.12958	670,827
01/01/2012 to 12/31/2012	$11.12958	$11.36034	603,657
01/01/2013 to 12/31/2013	$11.36034	$10.83556	605,138
01/01/2014 to 12/31/2014	$10.83556	$10.55445	503,829
01/01/2015 to 12/31/2015	$10.55445	$10.34036	341,455
01/01/2016 to 12/31/2016	$10.34036	$10.24748	285,098
01/01/2017 to 12/31/2017	$10.24748	$10.16243	262,569
01/01/2018 to 12/31/2018	$10.16243	$9.98089	215,907
01/01/2019 to 12/31/2019	$9.98089	$10.18096	216,173
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.92190	$12.52113	1,380,066
01/01/2011 to 12/31/2011	$12.52113	$12.59677	915,620
01/01/2012 to 12/31/2012	$12.59677	$13.42622	1,036,977
01/01/2013 to 12/31/2013	$13.42622	$12.85004	923,481
01/01/2014 to 12/31/2014	$12.85004	$13.05893	633,059
01/01/2015 to 12/31/2015	$13.05893	$12.46412	488,166
01/01/2016 to 12/31/2016	$12.46412	$12.66710	379,885
01/01/2017 to 12/31/2017	$12.66710	$12.89000	329,321
01/01/2018 to 12/31/2018	$12.89000	$12.48311	217,799
01/01/2019 to 12/31/2019	$12.48311	$13.29393	197,681

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.82009	$11.74814	376,845
01/01/2011 to 12/31/2011	$11.74814	$13.28473	299,580
01/01/2012 to 12/31/2012	$13.28473	$13.71100	475,183
01/01/2013 to 12/31/2013	$13.71100	$12.72240	406,952
01/01/2014 to 12/31/2014	$12.72240	$12.93321	315,676
01/01/2015 to 12/31/2015	$12.93321	$12.74497	287,286
01/01/2016 to 12/31/2016	$12.74497	$12.60677	240,686
01/01/2017 to 12/31/2017	$12.60677	$12.38594	180,937
01/01/2018 to 12/31/2018	$12.38594	$12.14290	459,457
01/01/2019 to 12/31/2019	$12.14290	$12.00540	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.72613	$9.51578	158,180
01/01/2011 to 12/31/2011	$9.51578	$11.01117	30,219
01/01/2012 to 12/31/2012	$11.01117	$11.41389	7,531
01/01/2013 to 12/31/2013	$11.41389	$10.40340	429,048
01/01/2014 to 12/31/2014	$10.40340	$10.76815	471,947
01/01/2015 to 12/31/2015	$10.76815	$10.65930	447,499
01/01/2016 to 12/31/2016	$10.65930	$10.59678	382,197
01/01/2017 to 12/31/2017	$10.59678	$10.42406	289,044
01/01/2018 to 12/31/2018	$10.42406	$10.19169	300,285
01/01/2019 to 12/31/2019	$10.19169	$10.28478	505,627
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99723	$10.92993	234,930
01/01/2011 to 12/31/2011	$10.92993	$12.82070	1,098,426
01/01/2012 to 12/31/2012	$12.82070	$13.34905	611,783
01/01/2013 to 12/31/2013	$13.34905	$12.10413	189,608
01/01/2014 to 12/31/2014	$12.10413	$12.70809	694,421
01/01/2015 to 12/31/2015	$12.70809	$12.61131	820,264
01/01/2016 to 12/31/2016	$12.61131	$12.54679	683,270
01/01/2017 to 12/31/2017	$12.54679	$12.42722	461,176
01/01/2018 to 12/31/2018	$12.42722	$12.12301	347,016
01/01/2019 to 12/31/2019	$12.12301	$12.41914	258,076
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99792	$11.93517	643,997
01/01/2012 to 12/31/2012	$11.93517	$12.31666	881,024
01/01/2013 to 12/31/2013	$12.31666	$10.83835	241,518
01/01/2014 to 12/31/2014	$10.83835	$11.66325	78,185
01/01/2015 to 12/31/2015	$11.66325	$11.61014	474,504
01/01/2016 to 12/31/2016	$11.61014	$11.52734	603,871
01/01/2017 to 12/31/2017	$11.52734	$11.41622	132,395
01/01/2018 to 12/31/2018	$11.41622	$11.11288	69,955
01/01/2019 to 12/31/2019	$11.11288	$11.47339	56,895
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99723	$10.32467	299,031
01/01/2013 to 12/31/2013	$10.32467	$9.03988	930,232
01/01/2014 to 12/31/2014	$9.03988	$9.92615	336,533
01/01/2015 to 12/31/2015	$9.92615	$9.94003	63,712
01/01/2016 to 12/31/2016	$9.94003	$9.87726	130,843
01/01/2017 to 12/31/2017	$9.87726	$9.79431	115,247
01/01/2018 to 12/31/2018	$9.79431	$9.52297	46,211
01/01/2019 to 12/31/2019	$9.52297	$9.88922	11,714

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99861	$8.68710	342,440
01/01/2014 to 12/31/2014	$8.68710	$9.70586	285,326
01/01/2015 to 12/31/2015	$9.70586	$9.73202	35,102
01/01/2016 to 12/31/2016	$9.73202	$9.67017	7,225
01/01/2017 to 12/31/2017	$9.67017	$9.58777	116,342
01/01/2018 to 12/31/2018	$9.58777	$9.28662	281,794
01/01/2019 to 12/31/2019	$9.28662	$9.77497	60,942
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99861	$11.22238	261,879
01/01/2015 to 12/31/2015	$11.22238	$11.16049	911,980
01/01/2016 to 12/31/2016	$11.16049	$11.15109	109,043
01/01/2017 to 12/31/2017	$11.15109	$11.07195	44,345
01/01/2018 to 12/31/2018	$11.07195	$10.71433	638,342
01/01/2019 to 12/31/2019	$10.71433	$11.35721	292,439
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99861	$9.86702	117,325
01/01/2016 to 12/31/2016	$9.86702	$9.82071	340,391
01/01/2017 to 12/31/2017	$9.82071	$9.80764	183,598
01/01/2018 to 12/31/2018	$9.80764	$9.46170	171,426
01/01/2019 to 12/31/2019	$9.46170	$10.15033	279,996
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99723	$9.80918	573,657
01/01/2017 to 12/31/2017	$9.80918	$9.82133	360,910
01/01/2018 to 12/31/2018	$9.82133	$9.45403	219,597
01/01/2019 to 12/31/2019	$9.45403	$10.20279	94,043
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99723	$9.96523	82,792
01/01/2018 to 12/31/2018	$9.96523	$9.51510	201,160
01/01/2019 to 12/31/2019	$9.51510	$10.35241	13,578
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99723	$9.59265	73,543
01/01/2019 to 12/31/2019	$9.59265	$10.50298	58,818
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99861	$11.15407	18,046
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.19092	$10.15979	15,150,836
01/01/2011 to 12/31/2011	$10.15979	$9.66590	13,177,505
01/01/2012 to 12/31/2012	$9.66590	$10.71717	12,380,743
01/01/2013 to 12/31/2013	$10.71717	$12.81919	13,086,088
01/01/2014 to 12/31/2014	$12.81919	$13.37306	11,821,337
01/01/2015 to 12/31/2015	$13.37306	$13.10837	10,120,803
01/01/2016 to 12/31/2016	$13.10837	$13.65523	7,289,513
01/01/2017 to 12/31/2017	$13.65523	$15.69678	4,908,777
01/01/2018 to 12/31/2018	$15.69678	$14.35073	3,722,113
01/01/2019 to 12/31/2019	$14.35073	$17.10492	3,326,894
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	0
01/01/2014 to 12/31/2014	$11.57690	$12.82380	1,573
01/01/2015 to 12/31/2015	$12.82380	$12.05659	0
01/01/2016 to 12/31/2016	$12.05659	$13.50685	14,284
01/01/2017 to 12/31/2017	$13.50685	$15.59396	14,045
01/01/2018 to 12/31/2018	$15.59396	$14.47758	4,084
01/01/2019 to 12/31/2019	$14.47758	$18.49598	14,311

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.02099	$9.40028	17,776
01/01/2011 to 12/31/2011	$9.40028	$8.70382	4,128
01/01/2012 to 12/31/2012	$8.70382	$10.76052	3,972
01/01/2013 to 12/31/2013	$10.76052	$10.94758	1,928
01/01/2014 to 12/31/2014	$10.94758	$12.16016	2,879
01/01/2015 to 12/31/2015	$12.16016	$11.84556	2,588
01/01/2016 to 12/31/2016	$11.84556	$11.65366	1,945
01/01/2017 to 12/31/2017	$11.65366	$12.60010	249
01/01/2018 to 12/31/2018	$12.60010	$11.70491	11
01/01/2019 to 12/31/2019	$11.70491	$14.27989	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.35507	$16.75764	147,356
01/01/2011 to 12/31/2011	$16.75764	$17.41632	77,620
01/01/2012 to 12/31/2012	$17.41632	$19.58642	65,451
01/01/2013 to 12/31/2013	$19.58642	$19.69504	40,140
01/01/2014 to 12/31/2014	$19.69504	$25.13937	39,700
01/01/2015 to 12/31/2015	$25.13937	$25.69827	24,216
01/01/2016 to 12/31/2016	$25.69827	$26.26415	17,311
01/01/2017 to 12/31/2017	$26.26415	$27.20879	14,474
01/01/2018 to 12/31/2018	$27.20879	$25.26348	4,992
01/01/2019 to 12/31/2019	$25.26348	$32.32147	10,961
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.57789	$9.56482	3,796,493
01/01/2011 to 12/31/2011	$9.56482	$9.18580	3,237,291
01/01/2012 to 12/31/2012	$9.18580	$9.90825	3,165,507
01/01/2013 to 12/31/2013	$9.90825	$11.08661	2,795,944
01/01/2014 to 12/31/2014	$11.08661	$11.15009	2,378,566
01/01/2015 to 12/31/2015	$11.15009	$10.97906	2,310,294
01/01/2016 to 12/31/2016	$10.97906	$11.16046	1,614,124
01/01/2017 to 12/31/2017	$11.16046	$12.67475	1,141,047
01/01/2018 to 12/31/2018	$12.67475	$11.39910	821,921
01/01/2019 to 12/31/2019	$11.39910	$13.33705	800,829
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.03149	$9.82712	499,627
01/01/2011 to 12/31/2011	$9.82712	$9.53340	435,315
01/01/2012 to 12/31/2012	$9.53340	$10.23620	477,163
01/01/2013 to 12/31/2013	$10.23620	$10.96053	388,197
01/01/2014 to 12/31/2014	$10.96053	$11.11840	370,373
01/01/2015 to 12/31/2015	$11.11840	$10.74188	323,796
01/01/2016 to 12/31/2016	$10.74188	$11.02454	225,173
01/01/2017 to 12/31/2017	$11.02454	$12.07006	238,542
01/01/2018 to 12/31/2018	$12.07006	$10.93619	128,036
01/01/2019 to 12/31/2019	$10.93619	$12.37119	120,132
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.14167	$15.00706	65,600
01/01/2011 to 12/31/2011	$15.00706	$14.82299	32,212
01/01/2012 to 12/31/2012	$14.82299	$16.71942	28,369
01/01/2013 to 12/31/2013	$16.71942	$22.62879	19,479
01/01/2014 to 12/31/2014	$22.62879	$23.65124	19,430
01/01/2015 to 12/31/2015	$23.65124	$21.79289	12,586
01/01/2016 to 12/31/2016	$21.79289	$26.41569	10,102
01/01/2017 to 12/31/2017	$26.41569	$28.89645	7,838
01/01/2018 to 12/31/2018	$28.89645	$24.20786	10,956
01/01/2019 to 12/31/2019	$24.20786	$28.94551	11,515

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.98946	$9.74223	306,725
01/01/2011 to 12/31/2011	$9.74223	$9.50115	349,258
01/01/2012 to 12/31/2012	$9.50115	$9.26385	230,945
01/01/2013 to 12/31/2013	$9.26385	$9.03223	205,641
01/01/2014 to 12/31/2014	$9.03223	$8.80654	452,177
01/01/2015 to 12/31/2015	$8.80654	$8.58626	84,307
01/01/2016 to 12/31/2016	$8.58626	$8.37227	29,775
01/01/2017 to 12/31/2017	$8.37227	$8.19118	15,033
01/01/2018 to 12/31/2018	$8.19118	$8.08911	22,348
01/01/2019 to 12/31/2019	$8.08911	$8.02027	6,271
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.43539	$12.65488	120,128
01/01/2011 to 12/31/2011	$12.65488	$12.73060	97,978
01/01/2012 to 12/31/2012	$12.73060	$14.13392	77,817
01/01/2013 to 12/31/2013	$14.13392	$14.77006	56,952
01/01/2014 to 12/31/2014	$14.77006	$14.76911	76,238
01/01/2015 to 12/31/2015	$14.76911	$13.88672	28,920
01/01/2016 to 12/31/2016	$13.88672	$15.62515	23,921
01/01/2017 to 12/31/2017	$15.62515	$16.37400	19,194
01/01/2018 to 12/31/2018	$16.37400	$15.64539	10,973
01/01/2019 to 12/31/2019	$15.64539	$17.58816	15,319
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84865	$9.76287	410,002
01/01/2011 to 12/31/2011	$9.76287	$9.12086	338,670
01/01/2012 to 12/31/2012	$9.12086	$10.39412	315,714
01/01/2013 to 12/31/2013	$10.39412	$14.17421	307,235
01/01/2014 to 12/31/2014	$14.17421	$15.71971	277,792
01/01/2015 to 12/31/2015	$15.71971	$14.12569	216,279
01/01/2016 to 12/31/2016	$14.12569	$16.51246	164,113
01/01/2017 to 12/31/2017	$16.51246	$19.19106	113,758
01/01/2018 to 12/31/2018	$19.19106	$16.06089	69,125
01/01/2019 to 12/31/2019	$16.06089	$20.28275	64,316
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$11.88739	$13.27077	620,533
01/01/2011 to 12/31/2011	$13.27077	$11.26711	575,086
01/01/2012 to 12/31/2012	$11.26711	$13.22232	499,560
01/01/2013 to 12/31/2013	$13.22232	$15.34872	464,471
01/01/2014 to 12/31/2014	$15.34872	$14.13820	441,244
01/01/2015 to 12/31/2015	$14.13820	$14.21875	273,722
01/01/2016 to 12/31/2016	$14.21875	$13.34034	247,507
01/01/2017 to 12/31/2017	$13.34034	$17.61613	201,857
01/01/2018 to 12/31/2018	$17.61613	$14.88389	159,786
01/01/2019 to 12/31/2019	$14.88389	$19.17191	135,037
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.96578	$15.12591	125,806
01/01/2011 to 12/31/2011	$15.12591	$12.89736	105,132
01/01/2012 to 12/31/2012	$12.89736	$14.67149	105,231
01/01/2013 to 12/31/2013	$14.67149	$17.08955	101,303
01/01/2014 to 12/31/2014	$17.08955	$15.54518	92,555
01/01/2015 to 12/31/2015	$15.54518	$15.28035	95,136
01/01/2016 to 12/31/2016	$15.28035	$14.98576	75,255
01/01/2017 to 12/31/2017	$14.98576	$17.94557	64,375
01/01/2018 to 12/31/2018	$17.94557	$14.67135	36,069
01/01/2019 to 12/31/2019	$14.67135	$17.16875	33,717

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.81891	$12.76928	0
01/01/2011 to 12/31/2011	$12.76928	$14.00019	0
01/01/2012 to 12/31/2012	$14.00019	$14.93300	0
01/01/2013 to 12/31/2013	$14.93300	$14.09640	0
01/01/2014 to 12/31/2014	$14.09640	$14.66899	0
01/01/2015 to 12/31/2015	$14.66899	$14.47005	0
01/01/2016 to 12/31/2016	$14.47005	$14.70239	0
01/01/2017 to 12/31/2017	$14.70239	$14.95401	0
01/01/2018 to 12/31/2018	$14.95401	$14.53921	0
01/01/2019 to 12/31/2019	$14.53921	$15.76777	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.49285	$9.42473	202,325
01/01/2011 to 12/31/2011	$9.42473	$9.13714	303,032
01/01/2012 to 12/31/2012	$9.13714	$10.11848	354,763
01/01/2013 to 12/31/2013	$10.11848	$11.47190	358,505
01/01/2014 to 12/31/2014	$11.47190	$11.89699	318,795
01/01/2015 to 12/31/2015	$11.89699	$11.47805	325,203
01/01/2016 to 12/31/2016	$11.47805	$11.77555	263,162
01/01/2017 to 12/31/2017	$11.77555	$13.42888	202,091
01/01/2018 to 12/31/2018	$13.42888	$12.12626	96,166
01/01/2019 to 12/31/2019	$12.12626	$14.12038	83,833
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$12.90115	$13.48081	76,401
01/01/2011 to 12/31/2011	$13.48081	$11.94147	46,934
01/01/2012 to 12/31/2012	$11.94147	$14.19335	42,000
01/01/2013 to 12/31/2013	$14.19335	$15.96428	32,720
01/01/2014 to 12/31/2014	$15.96428	$14.57435	27,228
01/01/2015 to 12/31/2015	$14.57435	$13.81275	17,179
01/01/2016 to 12/31/2016	$13.81275	$13.72849	15,464
01/01/2017 to 12/31/2017	$13.72849	$17.35283	18,313
01/01/2018 to 12/31/2018	$17.35283	$13.96132	15,885
01/01/2019 to 12/31/2019	$13.96132	$17.31799	17,006
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.04881	$12.60754	2,092,140
01/01/2011 to 12/31/2011	$12.60754	$12.32160	1,497,254
01/01/2012 to 12/31/2012	$12.32160	$13.30085	1,434,244
01/01/2013 to 12/31/2013	$13.30085	$14.39912	1,298,092
01/01/2014 to 12/31/2014	$14.39912	$14.80416	1,167,982
01/01/2015 to 12/31/2015	$14.80416	$14.40773	905,968
01/01/2016 to 12/31/2016	$14.40773	$14.58768	703,908
01/01/2017 to 12/31/2017	$14.58768	$15.95113	471,484
01/01/2018 to 12/31/2018	$15.95113	$14.75303	307,490
01/01/2019 to 12/31/2019	$14.75303	$16.48573	287,792
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27890	$11.15624	7,798
01/01/2011 to 12/31/2011	$11.15624	$10.94988	4,016
01/01/2012 to 12/31/2012	$10.94988	$12.29715	9,916
01/01/2013 to 12/31/2013	$12.29715	$16.36547	11,142
01/01/2014 to 12/31/2014	$16.36547	$17.47289	13,148
01/01/2015 to 12/31/2015	$17.47289	$18.84785	7,991
01/01/2016 to 12/31/2016	$18.84785	$18.10863	1,844
01/01/2017 to 12/31/2017	$18.10863	$23.98383	8,126
01/01/2018 to 12/31/2018	$23.98383	$23.00417	4,243
01/01/2019 to 12/31/2019	$23.00417	$29.74168	8,292

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.84676	$11.49709	1,431,391
01/01/2011 to 12/31/2011	$11.49709	$11.10774	1,187,254
01/01/2012 to 12/31/2012	$11.10774	$12.15796	1,061,600
01/01/2013 to 12/31/2013	$12.15796	$16.19410	876,247
01/01/2014 to 12/31/2014	$16.19410	$17.46136	739,074
01/01/2015 to 12/31/2015	$17.46136	$18.73953	455,961
01/01/2016 to 12/31/2016	$18.73953	$19.29108	377,476
01/01/2017 to 12/31/2017	$19.29108	$25.01572	291,581
01/01/2018 to 12/31/2018	$25.01572	$23.73133	211,440
01/01/2019 to 12/31/2019	$23.73133	$30.45683	180,728
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.87292	$15.15580	24,096
01/01/2011 to 12/31/2011	$15.15580	$14.31449	10,214
01/01/2012 to 12/31/2012	$14.31449	$17.17683	7,957
01/01/2013 to 12/31/2013	$17.17683	$21.37561	7,445
01/01/2014 to 12/31/2014	$21.37561	$21.59794	8,013
01/01/2015 to 12/31/2015	$21.59794	$20.74945	8,887
01/01/2016 to 12/31/2016	$20.74945	$21.67086	7,730
01/01/2017 to 12/31/2017	$21.67086	$26.16828	3,856
01/01/2018 to 12/31/2018	$26.16828	$23.07337	2,051
01/01/2019 to 12/31/2019	$23.07337	$29.23604	2,064
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	110,729
01/01/2013 to 12/31/2013	$10.26319	$11.89948	159,016
01/01/2014 to 12/31/2014	$11.89948	$12.19819	142,097
01/01/2015 to 12/31/2015	$12.19819	$11.74560	136,936
01/01/2016 to 12/31/2016	$11.74560	$11.94767	146,593
01/01/2017 to 12/31/2017	$11.94767	$13.57111	110,741
01/01/2018 to 12/31/2018	$13.57111	$12.13516	67,751
01/01/2019 to 12/31/2019	$12.13516	$14.52506	56,256
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.30261	$11.32937	151,020
01/01/2011 to 12/31/2011	$11.32937	$10.98096	104,267
01/01/2012 to 12/31/2012	$10.98096	$12.53520	118,503
01/01/2013 to 12/31/2013	$12.53520	$16.70821	94,277
01/01/2014 to 12/31/2014	$16.70821	$17.70940	72,758
01/01/2015 to 12/31/2015	$17.70940	$18.51490	48,136
01/01/2016 to 12/31/2016	$18.51490	$18.39826	39,046
01/01/2017 to 12/31/2017	$18.39826	$23.44866	34,674
01/01/2018 to 12/31/2018	$23.44866	$23.35063	17,850
01/01/2019 to 12/31/2019	$23.35063	$31.36822	15,274
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.97016	$15.15320	182,054
01/01/2011 to 12/31/2011	$15.15320	$14.33506	122,494
01/01/2012 to 12/31/2012	$14.33506	$16.71748	103,332
01/01/2013 to 12/31/2013	$16.71748	$21.54687	85,780
01/01/2014 to 12/31/2014	$21.54687	$23.42993	76,240
01/01/2015 to 12/31/2015	$23.42993	$21.54533	61,270
01/01/2016 to 12/31/2016	$21.54533	$21.35342	51,692
01/01/2017 to 12/31/2017	$21.35342	$26.46185	42,405
01/01/2018 to 12/31/2018	$26.46185	$24.67471	34,494
01/01/2019 to 12/31/2019	$24.67471	$31.31266	32,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88659	$14.30574	277,336
01/01/2011 to 12/31/2011	$14.30574	$13.60216	200,064
01/01/2012 to 12/31/2012	$13.60216	$15.53298	172,471
01/01/2013 to 12/31/2013	$15.53298	$21.50691	129,123
01/01/2014 to 12/31/2014	$21.50691	$23.95750	107,082
01/01/2015 to 12/31/2015	$23.95750	$22.04176	60,441
01/01/2016 to 12/31/2016	$22.04176	$25.41007	49,289
01/01/2017 to 12/31/2017	$25.41007	$28.19311	42,292
01/01/2018 to 12/31/2018	$28.19311	$22.96484	42,386
01/01/2019 to 12/31/2019	$22.96484	$27.09629	39,031
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.01373	$10.74581	50,127
01/01/2011 to 12/31/2011	$10.74581	$8.35355	31,501
01/01/2012 to 12/31/2012	$8.35355	$9.60467	29,694
01/01/2013 to 12/31/2013	$9.60467	$9.38542	24,665
01/01/2014 to 12/31/2014	$9.38542	$8.72216	20,595
01/01/2015 to 12/31/2015	$8.72216	$7.08156	2,488
01/01/2016 to 12/31/2016	$7.08156	$7.75842	1,156
01/01/2017 to 12/31/2017	$7.75842	$9.56053	846
01/01/2018 to 12/31/2018	$9.56053	$8.01093	11,293
01/01/2019 to 12/31/2019	$8.01093	$8.85320	12,272
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.28184	$11.08471	5,386,866
01/01/2011 to 12/31/2011	$11.08471	$10.91579	5,146,697
01/01/2012 to 12/31/2012	$10.91579	$11.74650	4,956,059
01/01/2013 to 12/31/2013	$11.74650	$12.50797	3,875,385
01/01/2014 to 12/31/2014	$12.50797	$12.89960	3,449,605
01/01/2015 to 12/31/2015	$12.89960	$12.59519	2,927,412
01/01/2016 to 12/31/2016	$12.59519	$12.95963	2,141,943
01/01/2017 to 12/31/2017	$12.95963	$13.91673	1,357,836
01/01/2018 to 12/31/2018	$13.91673	$13.18163	1,032,224
01/01/2019 to 12/31/2019	$13.18163	$14.74647	931,694
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	6,395
01/01/2012 to 12/31/2012	$10.05559	$10.50075	34,061
01/01/2013 to 12/31/2013	$10.50075	$10.00148	12,736
01/01/2014 to 12/31/2014	$10.00148	$10.34246	31,372
01/01/2015 to 12/31/2015	$10.34246	$10.05680	38,003
01/01/2016 to 12/31/2016	$10.05680	$10.21869	39,619
01/01/2017 to 12/31/2017	$10.21869	$10.52891	49,414
01/01/2018 to 12/31/2018	$10.52891	$10.18074	21,092
01/01/2019 to 12/31/2019	$10.18074	$10.89453	38,766
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.02864	$9.31694	6,678,107
01/01/2011 to 12/31/2011	$9.31694	$8.51981	6,108,939
01/01/2012 to 12/31/2012	$8.51981	$9.37972	5,754,914
01/01/2013 to 12/31/2013	$9.37972	$10.70231	5,268,313
01/01/2014 to 12/31/2014	$10.70231	$11.39454	4,925,682
01/01/2015 to 12/31/2015	$11.39454	$11.04165	4,661,450
01/01/2016 to 12/31/2016	$11.04165	$11.85306	3,872,767
01/01/2017 to 12/31/2017	$11.85306	$13.41799	3,396,788
01/01/2018 to 12/31/2018	$13.41799	$12.08704	2,387,006
01/01/2019 to 12/31/2019	$12.08704	$14.04510	2,347,565

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.60793	0
01/01/2014 to 12/31/2014	$11.60793	$13.04274	0
01/01/2015 to 12/31/2015	$13.04274	$12.91297	0
01/01/2016 to 12/31/2016	$12.91297	$13.95788	0
01/01/2017 to 12/31/2017	$13.95788	$16.52408	0
01/01/2018 to 12/31/2018	$16.52408	$14.95661	0
01/01/2019 to 12/31/2019	$14.95661	$18.25596	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.85684	$9.93515	20,769
01/01/2011 to 12/31/2011	$9.93515	$10.02209	7,757
01/01/2012 to 12/31/2012	$10.02209	$11.60856	11,373
01/01/2013 to 12/31/2013	$11.60856	$14.98875	9,415
01/01/2014 to 12/31/2014	$14.98875	$17.12960	5,621
01/01/2015 to 12/31/2015	$17.12960	$17.21573	6,716
01/01/2016 to 12/31/2016	$17.21573	$19.27846	9,858
01/01/2017 to 12/31/2017	$19.27846	$22.98067	20,300
01/01/2018 to 12/31/2018	$22.98067	$20.56207	9,168
01/01/2019 to 12/31/2019	$20.56207	$24.95305	12,000
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	11,879
01/01/2012 to 12/31/2012	$8.84823	$9.76175	13,557
01/01/2013 to 12/31/2013	$9.76175	$11.64951	15,817
01/01/2014 to 12/31/2014	$11.64951	$12.09669	24,307
01/01/2015 to 12/31/2015	$12.09669	$11.81207	33,745
01/01/2016 to 12/31/2016	$11.81207	$12.24562	25,577
01/01/2017 to 12/31/2017	$12.24562	$14.11222	34,971
01/01/2018 to 12/31/2018	$14.11222	$12.85936	13,253
01/01/2019 to 12/31/2019	$12.85936	$15.19653	12,267
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.34901	$14.66687	247,426
01/01/2011 to 12/31/2011	$14.66687	$12.42548	239,050
01/01/2012 to 12/31/2012	$12.42548	$14.54612	204,434
01/01/2013 to 12/31/2013	$14.54612	$19.97092	164,672
01/01/2014 to 12/31/2014	$19.97092	$20.43376	145,744
01/01/2015 to 12/31/2015	$20.43376	$20.18884	89,487
01/01/2016 to 12/31/2016	$20.18884	$21.20087	73,224
01/01/2017 to 12/31/2017	$21.20087	$26.39669	65,571
01/01/2018 to 12/31/2018	$26.39669	$22.94245	52,791
01/01/2019 to 12/31/2019	$22.94245	$30.52985	43,501
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.75710	$11.64779	106,941
01/01/2011 to 12/31/2011	$11.64779	$11.24585	86,129
01/01/2012 to 12/31/2012	$11.24585	$12.29928	82,482
01/01/2013 to 12/31/2013	$12.29928	$16.21002	71,600
01/01/2014 to 12/31/2014	$16.21002	$16.40841	62,681
01/01/2015 to 12/31/2015	$16.40841	$16.12382	51,467
01/01/2016 to 12/31/2016	$16.12382	$17.62031	37,983
01/01/2017 to 12/31/2017	$17.62031	$21.29004	24,995
01/01/2018 to 12/31/2018	$21.29004	$19.01052	21,850
01/01/2019 to 12/31/2019	$19.01052	$24.11826	25,412

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.50646	$14.13546	403,813
01/01/2011 to 12/31/2011	$14.13546	$12.95889	319,318
01/01/2012 to 12/31/2012	$12.95889	$14.92894	278,068
01/01/2013 to 12/31/2013	$14.92894	$20.00001	220,333
01/01/2014 to 12/31/2014	$20.00001	$20.52728	189,518
01/01/2015 to 12/31/2015	$20.52728	$19.15147	129,234
01/01/2016 to 12/31/2016	$19.15147	$24.12737	100,128
01/01/2017 to 12/31/2017	$24.12737	$25.25436	80,093
01/01/2018 to 12/31/2018	$25.25436	$20.41545	64,233
01/01/2019 to 12/31/2019	$20.41545	$24.28027	56,008
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.50932	$12.51610	1,727,430
01/01/2011 to 12/31/2011	$12.51610	$12.44584	1,572,938
01/01/2012 to 12/31/2012	$12.44584	$13.77192	1,707,575
01/01/2013 to 12/31/2013	$13.77192	$15.68797	1,906,467
01/01/2014 to 12/31/2014	$15.68797	$16.19517	1,949,381
01/01/2015 to 12/31/2015	$16.19517	$15.79698	1,995,457
01/01/2016 to 12/31/2016	$15.79698	$16.56495	1,973,060
01/01/2017 to 12/31/2017	$16.56495	$18.64053	1,306,328
01/01/2018 to 12/31/2018	$18.64053	$17.20397	892,803
01/01/2019 to 12/31/2019	$17.20397	$20.27046	830,131
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.30065	$12.76031	399,298
01/01/2011 to 12/31/2011	$12.76031	$12.23083	296,030
01/01/2012 to 12/31/2012	$12.23083	$14.02133	250,348
01/01/2013 to 12/31/2013	$14.02133	$19.68983	242,400
01/01/2014 to 12/31/2014	$19.68983	$20.79976	219,824
01/01/2015 to 12/31/2015	$20.79976	$22.22336	171,953
01/01/2016 to 12/31/2016	$22.22336	$22.25389	129,744
01/01/2017 to 12/31/2017	$22.25389	$29.92025	91,849
01/01/2018 to 12/31/2018	$29.92025	$30.29591	59,335
01/01/2019 to 12/31/2019	$30.29591	$37.87755	60,447
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.77910	$11.81738	59,090
01/01/2011 to 12/31/2011	$11.81738	$11.46575	41,624
01/01/2012 to 12/31/2012	$11.46575	$12.67677	43,114
01/01/2013 to 12/31/2013	$12.67677	$16.64010	23,319
01/01/2014 to 12/31/2014	$16.64010	$16.47684	18,722
01/01/2015 to 12/31/2015	$16.47684	$15.09077	17,049
01/01/2016 to 12/31/2016	$15.09077	$15.61618	15,798
01/01/2017 to 12/31/2017	$15.61618	$17.74741	14,208
01/01/2018 to 12/31/2018	$17.74741	$15.62121	19,424
01/01/2019 to 12/31/2019	$15.62121	$19.18609	280,956
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.21533	$23.74184	104,232
01/01/2011 to 12/31/2011	$23.74184	$19.69557	127,660
01/01/2012 to 12/31/2012	$19.69557	$19.89679	55,020
01/01/2013 to 12/31/2013	$19.89679	$22.38314	35,269
01/01/2014 to 12/31/2014	$22.38314	$19.99865	25,751
01/01/2015 to 12/31/2015	$19.99865	$15.74426	14,263
01/01/2016 to 12/31/2016	$15.74426	$19.13051	15,030
01/01/2017 to 12/31/2017	$19.13051	$20.57606	9,183
01/01/2018 to 12/31/2018	$20.57606	$16.71813	4,708
01/01/2019 to 12/31/2019	$16.71813	$19.04956	2,466

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.73595	$12.09987	283,695
01/01/2011 to 12/31/2011	$12.09987	$12.28450	212,551
01/01/2012 to 12/31/2012	$12.28450	$12.60282	202,920
01/01/2013 to 12/31/2013	$12.60282	$11.82651	216,338
01/01/2014 to 12/31/2014	$11.82651	$11.59505	201,603
01/01/2015 to 12/31/2015	$11.59505	$10.78307	105,883
01/01/2016 to 12/31/2016	$10.78307	$10.97236	95,592
01/01/2017 to 12/31/2017	$10.97236	$10.91713	99,848
01/01/2018 to 12/31/2018	$10.91713	$10.85539	76,951
01/01/2019 to 12/31/2019	$10.85539	$10.75382	80,488
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.34594	$13.67415	61,093
01/01/2011 to 12/31/2011	$13.67415	$12.87267	43,836
01/01/2012 to 12/31/2012	$12.87267	$14.86095	41,702
01/01/2013 to 12/31/2013	$14.86095	$19.18648	28,902
01/01/2014 to 12/31/2014	$19.18648	$21.50711	24,678
01/01/2015 to 12/31/2015	$21.50711	$19.58352	17,690
01/01/2016 to 12/31/2016	$19.58352	$21.76765	14,363
01/01/2017 to 12/31/2017	$21.76765	$25.15811	11,678
01/01/2018 to 12/31/2018	$25.15811	$20.47237	3,286
01/01/2019 to 12/31/2019	$20.47237	$23.78209	2,871
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.47488	$9.47261	341,552
01/01/2011 to 12/31/2011	$9.47261	$8.91699	189,828
01/01/2012 to 12/31/2012	$8.91699	$9.65069	356,686
01/01/2013 to 12/31/2013	$9.65069	$11.33880	697,037
01/01/2014 to 12/31/2014	$11.33880	$11.66386	676,879
01/01/2015 to 12/31/2015	$11.66386	$11.30025	931,466
01/01/2016 to 12/31/2016	$11.30025	$11.73719	689,895
01/01/2017 to 12/31/2017	$11.73719	$13.00030	485,524
01/01/2018 to 12/31/2018	$13.00030	$12.04016	341,731
01/01/2019 to 12/31/2019	$12.04016	$14.15215	319,500
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.02751	$10.53929	312,892
01/01/2011 to 12/31/2011	$10.53929	$10.89546	279,482
01/01/2012 to 12/31/2012	$10.89546	$11.45681	277,219
01/01/2013 to 12/31/2013	$11.45681	$11.00363	265,521
01/01/2014 to 12/31/2014	$11.00363	$11.50070	244,009
01/01/2015 to 12/31/2015	$11.50070	$11.35170	201,019
01/01/2016 to 12/31/2016	$11.35170	$11.63861	183,339
01/01/2017 to 12/31/2017	$11.63861	$12.06430	162,126
01/01/2018 to 12/31/2018	$12.06430	$11.49482	197,003
01/01/2019 to 12/31/2019	$11.49482	$12.58605	217,846
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99274	$9.06843	18,104
01/01/2012 to 12/31/2012	$9.06843	$10.49674	20,606
01/01/2013 to 12/31/2013	$10.49674	$13.41087	11,467
01/01/2014 to 12/31/2014	$13.41087	$14.75297	10,739
01/01/2015 to 12/31/2015	$14.75297	$14.68140	2,636
01/01/2016 to 12/31/2016	$14.68140	$16.43592	2,311
01/01/2017 to 12/31/2017	$16.43592	$17.40045	2,057
01/01/2018 to 12/31/2018	$17.40045	$15.67817	1,768
01/01/2019 to 12/31/2019	$15.67817	$19.12190	2,767

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.62781	$11.93735	6,873
01/01/2011 to 12/31/2011	$11.93735	$12.09923	6,263
01/01/2012 to 12/31/2012	$12.09923	$14.26136	6,138
01/01/2013 to 12/31/2013	$14.26136	$19.54249	6,240
01/01/2014 to 12/31/2014	$19.54249	$22.80187	5,757
01/01/2015 to 12/31/2015	$22.80187	$22.93495	985
01/01/2016 to 12/31/2016	$22.93495	$19.79988	814
01/01/2017 to 12/31/2017	$19.79988	$22.36186	713
01/01/2018 to 12/31/2018	$22.36186	$21.99678	444
01/01/2019 to 12/31/2019	$21.99678	$28.41808	596
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04969	$9.70843	0
01/01/2013 to 12/31/2013	$9.70843	$12.96963	0
01/01/2014 to 12/31/2014	$12.96963	$13.66160	0
01/01/2015 to 12/31/2015	$13.66160	$13.48077	0
01/01/2016 to 12/31/2016	$13.48077	$13.24393	0
01/01/2017 to 12/31/2017	$13.24393	$15.81834	0
01/01/2018 to 12/31/2018	$15.81834	$14.55956	0
01/01/2019 to 12/31/2019	$14.55956	$19.07037	1,195
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.50174	$11.23825	0
01/01/2011 to 12/31/2011	$11.23825	$10.40389	0
01/01/2012 to 12/31/2012	$10.40389	$11.28726	0
01/01/2013 to 12/31/2013	$11.28726	$13.77240	0
01/01/2014 to 12/31/2014	$13.77240	$14.91212	0
01/01/2015 to 12/31/2015	$14.91212	$15.53009	0
01/01/2016 to 12/31/2016	$15.53009	$15.02837	0
01/01/2017 to 12/31/2017	$15.02837	$19.80233	0
01/01/2018 to 12/31/2018	$19.80233	$19.21671	0
01/01/2019 to 12/31/2019	$19.21671	$25.45890	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12622	$9.69541	2,390
01/01/2017 to 12/31/2017	$9.69541	$13.33900	1,238
01/01/2018 to 12/31/2018	$13.33900	$10.70068	787
01/01/2019 to 12/31/2019	$10.70068	$12.78923	819
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$16.60239	$18.43894	7,101
01/01/2011 to 12/31/2011	$18.43894	$13.12485	5,197
01/01/2012 to 12/31/2012	$13.12485	$14.77649	6,344
01/01/2013 to 12/31/2013	$14.77649	$16.56420	6,126
01/01/2014 to 12/31/2014	$16.56420	$15.89657	204
01/01/2015 to 12/31/2015	$15.89657	$14.04521	0
01/01/2016 to 12/31/2016	$14.04521	$13.78273	322
01/01/2017 to 12/31/2017	$13.78273	$17.85797	294
01/01/2018 to 12/31/2018	$17.85797	$14.17150	0
01/01/2019 to 12/31/2019	$14.17150	$17.45189	246

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.33213	$4.57593	2,311
01/01/2011 to 12/31/2011	$4.57593	$3.26806	3,085
01/01/2012 to 12/31/2012	$3.26806	$4.25061	1,485
01/01/2013 to 12/31/2013	$4.25061	$5.53088	4,649
01/01/2014 to 12/31/2014	$5.53088	$5.95212	5,647
01/01/2015 to 12/31/2015	$5.95212	$5.77821	5,930
01/01/2016 to 12/31/2016	$5.77821	$6.94298	5,326
01/01/2017 to 12/31/2017	$6.94298	$7.98305	4,731
01/01/2018 to 12/31/2018	$7.98305	$6.38947	2,141
01/01/2019 to 12/31/2019	$6.38947	$8.49919	1,898
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.31938	$16.84321	17,984
01/01/2011 to 12/31/2011	$16.84321	$13.77021	5,913
01/01/2012 to 12/31/2012	$13.77021	$14.56447	3,100
01/01/2013 to 12/31/2013	$14.56447	$16.81787	2,329
01/01/2014 to 12/31/2014	$16.81787	$16.67377	17
01/01/2015 to 12/31/2015	$16.67377	$13.99333	0
01/01/2016 to 12/31/2016	$13.99333	$16.16730	247
01/01/2017 to 12/31/2017	$16.16730	$19.38353	316
01/01/2018 to 12/31/2018	$19.38353	$15.55929	0
01/01/2019 to 12/31/2019	$15.55929	$17.85832	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.63006	$5.31366	24,619
01/01/2011 to 12/31/2011	$5.31366	$4.72079	23,266
01/01/2012 to 12/31/2012	$4.72079	$3.83859	17,201
01/01/2013 to 12/31/2013	$3.83859	$2.74885	5,643
01/01/2014 to 12/31/2014	$2.74885	$2.29827	5,538
01/01/2015 to 12/31/2015	$2.29827	$2.13047	5,525
01/01/2016 to 12/31/2016	$2.13047	$1.80622	0
01/01/2017 to 12/31/2017	$1.80622	$1.44473	0
01/01/2018 to 12/31/2018	$1.44473	$1.46541	0
01/01/2019 to 12/31/2019	$1.46541	$1.10091	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.25998	$10.16421	92,509
01/01/2011 to 12/31/2011	$10.16421	$9.91072	135,038
01/01/2012 to 12/31/2012	$9.91072	$11.00443	258
01/01/2013 to 12/31/2013	$11.00443	$13.92209	228
01/01/2014 to 12/31/2014	$13.92209	$15.13075	967
01/01/2015 to 12/31/2015	$15.13075	$14.68494	2,767
01/01/2016 to 12/31/2016	$14.68494	$15.70215	657
01/01/2017 to 12/31/2017	$15.70215	$18.27215	527
01/01/2018 to 12/31/2018	$18.27215	$16.71773	1,670
01/01/2019 to 12/31/2019	$16.71773	$21.00751	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.76939	$12.32335	5,555
01/01/2011 to 12/31/2011	$12.32335	$12.85054	2,526
01/01/2012 to 12/31/2012	$12.85054	$13.88917	587
01/01/2013 to 12/31/2013	$13.88917	$17.39510	0
01/01/2014 to 12/31/2014	$17.39510	$18.69491	0
01/01/2015 to 12/31/2015	$18.69491	$18.98636	0
01/01/2016 to 12/31/2016	$18.98636	$19.16900	37
01/01/2017 to 12/31/2017	$19.16900	$21.50512	0
01/01/2018 to 12/31/2018	$21.50512	$17.86101	0
01/01/2019 to 12/31/2019	$17.86101	$22.04015	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.25776	$9.77353	3,284
01/01/2011 to 12/31/2011	$9.77353	$10.05382	515
01/01/2012 to 12/31/2012	$10.05382	$11.96811	1,230
01/01/2013 to 12/31/2013	$11.96811	$16.32151	6,780
01/01/2014 to 12/31/2014	$16.32151	$17.89647	3,821
01/01/2015 to 12/31/2015	$17.89647	$18.26738	1,262
01/01/2016 to 12/31/2016	$18.26738	$18.55744	42
01/01/2017 to 12/31/2017	$18.55744	$21.41844	75
01/01/2018 to 12/31/2018	$21.41844	$21.00848	50
01/01/2019 to 12/31/2019	$21.00848	$25.53024	63
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$11.73354	$11.74164	21,029
01/01/2011 to 12/31/2011	$11.74164	$10.43124	618
01/01/2012 to 12/31/2012	$10.43124	$11.85774	14,781
01/01/2013 to 12/31/2013	$11.85774	$14.06277	12,574
01/01/2014 to 12/31/2014	$14.06277	$12.52542	0
01/01/2015 to 12/31/2015	$12.52542	$10.88369	299
01/01/2016 to 12/31/2016	$10.88369	$11.44112	2,080
01/01/2017 to 12/31/2017	$11.44112	$13.35501	1,901
01/01/2018 to 12/31/2018	$13.35501	$11.17967	0
01/01/2019 to 12/31/2019	$11.17967	$12.83904	1,628
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.55391	$6.00701	627
01/01/2011 to 12/31/2011	$6.00701	$5.04685	1,704
01/01/2012 to 12/31/2012	$5.04685	$6.13727	1,385
01/01/2013 to 12/31/2013	$6.13727	$7.90343	5,672
01/01/2014 to 12/31/2014	$7.90343	$8.70128	2,920
01/01/2015 to 12/31/2015	$8.70128	$8.35700	5,416
01/01/2016 to 12/31/2016	$8.35700	$9.39699	3,412
01/01/2017 to 12/31/2017	$9.39699	$10.82941	3,464
01/01/2018 to 12/31/2018	$10.82941	$9.45602	5,677
01/01/2019 to 12/31/2019	$9.45602	$12.01060	5,228
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.07251	$10.10010	1,972
01/01/2011 to 12/31/2011	$10.10010	$10.84401	4,524
01/01/2012 to 12/31/2012	$10.84401	$12.41249	1,503
01/01/2013 to 12/31/2013	$12.41249	$16.91407	8,606
01/01/2014 to 12/31/2014	$16.91407	$20.39963	8,392
01/01/2015 to 12/31/2015	$20.39963	$20.88874	16,504
01/01/2016 to 12/31/2016	$20.88874	$19.54234	2,099
01/01/2017 to 12/31/2017	$19.54234	$23.04122	1,397
01/01/2018 to 12/31/2018	$23.04122	$23.45829	1,752
01/01/2019 to 12/31/2019	$23.45829	$27.30240	4,359
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.01317	$12.08164	1,384
01/01/2011 to 12/31/2011	$12.08164	$11.56979	1,183
01/01/2012 to 12/31/2012	$11.56979	$13.06211	1,406
01/01/2013 to 12/31/2013	$13.06211	$17.59934	3,684
01/01/2014 to 12/31/2014	$17.59934	$18.11645	3,059
01/01/2015 to 12/31/2015	$18.11645	$17.05934	747
01/01/2016 to 12/31/2016	$17.05934	$19.55269	0
01/01/2017 to 12/31/2017	$19.55269	$23.33575	0
01/01/2018 to 12/31/2018	$23.33575	$19.84494	0
01/01/2019 to 12/31/2019	$19.84494	$25.24900	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.39425	$7.64974	10,951
01/01/2011 to 12/31/2011	$7.64974	$6.07593	1,845
01/01/2012 to 12/31/2012	$6.07593	$7.28315	8,580
01/01/2013 to 12/31/2013	$7.28315	$10.52653	5,426
01/01/2014 to 12/31/2014	$10.52653	$10.59454	0
01/01/2015 to 12/31/2015	$10.59454	$10.92977	310
01/01/2016 to 12/31/2016	$10.92977	$10.70132	660
01/01/2017 to 12/31/2017	$10.70132	$12.35993	603
01/01/2018 to 12/31/2018	$12.35993	$10.64718	0
01/01/2019 to 12/31/2019	$10.64718	$12.45715	493
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.99453	$9.92594	33,375
01/01/2011 to 12/31/2011	$9.92594	$9.98123	22,374
01/01/2012 to 12/31/2012	$9.98123	$10.96893	16,305
01/01/2013 to 12/31/2013	$10.96893	$13.97448	17,153
01/01/2014 to 12/31/2014	$13.97448	$15.38655	16,420
01/01/2015 to 12/31/2015	$15.38655	$15.56548	7,874
01/01/2016 to 12/31/2016	$15.56548	$15.93847	1,157
01/01/2017 to 12/31/2017	$15.93847	$19.47192	1,475
01/01/2018 to 12/31/2018	$19.47192	$18.62925	4,703
01/01/2019 to 12/31/2019	$18.62925	$23.41097	3,665
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.94649	$8.74702	7,343
01/01/2011 to 12/31/2011	$8.74702	$8.41955	8,114
01/01/2012 to 12/31/2012	$8.41955	$9.47451	7,885
01/01/2013 to 12/31/2013	$9.47451	$11.99916	4,928
01/01/2014 to 12/31/2014	$11.99916	$12.92469	12,848
01/01/2015 to 12/31/2015	$12.92469	$12.00476	1,720
01/01/2016 to 12/31/2016	$12.00476	$13.51181	1,574
01/01/2017 to 12/31/2017	$13.51181	$14.94506	1,284
01/01/2018 to 12/31/2018	$14.94506	$13.02098	290
01/01/2019 to 12/31/2019	$13.02098	$16.47548	9,951
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.68256	$13.37575	38,054
01/01/2011 to 12/31/2011	$13.37575	$12.66445	24,773
01/01/2012 to 12/31/2012	$12.66445	$14.24644	26,014
01/01/2013 to 12/31/2013	$14.24644	$18.13062	23,946
01/01/2014 to 12/31/2014	$18.13062	$18.71879	18,591
01/01/2015 to 12/31/2015	$18.71879	$18.30262	8,546
01/01/2016 to 12/31/2016	$18.30262	$20.14418	4,017
01/01/2017 to 12/31/2017	$20.14418	$23.23782	1,198
01/01/2018 to 12/31/2018	$23.23782	$19.93999	157
01/01/2019 to 12/31/2019	$19.93999	$24.15462	209
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.02786	$12.95136	7,585
01/01/2011 to 12/31/2011	$12.95136	$12.13248	10,163
01/01/2012 to 12/31/2012	$12.13248	$13.78800	7,475
01/01/2013 to 12/31/2013	$13.78800	$17.76675	3,843
01/01/2014 to 12/31/2014	$17.76675	$19.08698	1,933
01/01/2015 to 12/31/2015	$19.08698	$17.07915	1,758
01/01/2016 to 12/31/2016	$17.07915	$20.70702	4,081
01/01/2017 to 12/31/2017	$20.70702	$22.33270	906
01/01/2018 to 12/31/2018	$22.33270	$18.87779	639
01/01/2019 to 12/31/2019	$18.87779	$22.83845	860

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.41666	$12.00945	12,129
01/01/2011 to 12/31/2011	$12.00945	$11.88033	12,612
01/01/2012 to 12/31/2012	$11.88033	$13.46283	12,012
01/01/2013 to 12/31/2013	$13.46283	$17.62543	11,728
01/01/2014 to 12/31/2014	$17.62543	$20.10734	12,010
01/01/2015 to 12/31/2015	$20.10734	$21.06617	0
01/01/2016 to 12/31/2016	$21.06617	$21.62059	387
01/01/2017 to 12/31/2017	$21.62059	$27.48470	0
01/01/2018 to 12/31/2018	$27.48470	$26.29269	339
01/01/2019 to 12/31/2019	$26.29269	$35.04443	706
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.52128	$21.26616	52,404
01/01/2011 to 12/31/2011	$21.26616	$21.20132	9,589
01/01/2012 to 12/31/2012	$21.20132	$21.26890	8,354
01/01/2013 to 12/31/2013	$21.26890	$25.72908	3,700
01/01/2014 to 12/31/2014	$25.72908	$22.35922	1,737
01/01/2015 to 12/31/2015	$22.35922	$16.70442	1,417
01/01/2016 to 12/31/2016	$16.70442	$20.22715	984
01/01/2017 to 12/31/2017	$20.22715	$19.09685	310
01/01/2018 to 12/31/2018	$19.09685	$14.85157	97
01/01/2019 to 12/31/2019	$14.85157	$15.71358	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.61002	$8.43482	1,030
01/01/2011 to 12/31/2011	$8.43482	$9.55114	5,100
01/01/2012 to 12/31/2012	$9.55114	$10.41580	4,281
01/01/2013 to 12/31/2013	$10.41580	$13.36740	2,961
01/01/2014 to 12/31/2014	$13.36740	$15.55647	3,020
01/01/2015 to 12/31/2015	$15.55647	$15.84147	2,540
01/01/2016 to 12/31/2016	$15.84147	$14.86971	2,090
01/01/2017 to 12/31/2017	$14.86971	$16.00072	1,866
01/01/2018 to 12/31/2018	$16.00072	$14.63146	0
01/01/2019 to 12/31/2019	$14.63146	$16.26861	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.90309	$18.01969	94,493
01/01/2011 to 12/31/2011	$18.01969	$14.19387	27,932
01/01/2012 to 12/31/2012	$14.19387	$11.82504	25,607
01/01/2013 to 12/31/2013	$11.82504	$7.15433	35,165
01/01/2014 to 12/31/2014	$7.15433	$5.31051	28,560
01/01/2015 to 12/31/2015	$5.31051	$3.47653	17,868
01/01/2016 to 12/31/2016	$3.47653	$5.28204	10,209
01/01/2017 to 12/31/2017	$5.28204	$5.42224	8,675
01/01/2018 to 12/31/2018	$5.42224	$4.57390	6,571
01/01/2019 to 12/31/2019	$4.57390	$6.51020	12,467
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$9.79872	$11.91311	3,179
01/01/2011 to 12/31/2011	$11.91311	$12.16762	4,541
01/01/2012 to 12/31/2012	$12.16762	$13.89997	6,816
01/01/2013 to 12/31/2013	$13.89997	$13.56493	6,202
01/01/2014 to 12/31/2014	$13.56493	$16.53471	2,306
01/01/2015 to 12/31/2015	$16.53471	$16.17364	6,194
01/01/2016 to 12/31/2016	$16.17364	$16.67320	296
01/01/2017 to 12/31/2017	$16.67320	$17.56620	246
01/01/2018 to 12/31/2018	$17.56620	$16.14889	426
01/01/2019 to 12/31/2019	$16.14889	$19.95837	149

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.75365	$4.71062	12,644
01/01/2011 to 12/31/2011	$4.71062	$2.87050	3,340
01/01/2012 to 12/31/2012	$2.87050	$2.60443	1,728
01/01/2013 to 12/31/2013	$2.60443	$2.95770	21,379
01/01/2014 to 12/31/2014	$2.95770	$2.01113	17,664
01/01/2015 to 12/31/2015	$2.01113	$1.92971	15,332
01/01/2016 to 12/31/2016	$1.92971	$1.78447	949
01/01/2017 to 12/31/2017	$1.78447	$1.53280	278
01/01/2018 to 12/31/2018	$1.53280	$1.55647	0
01/01/2019 to 12/31/2019	$1.55647	$1.25323	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.59947	$4.30270	9,982
01/01/2011 to 12/31/2011	$4.30270	$3.75585	3,270
01/01/2012 to 12/31/2012	$3.75585	$2.97340	0
01/01/2013 to 12/31/2013	$2.97340	$2.04663	0
01/01/2014 to 12/31/2014	$2.04663	$1.60873	0
01/01/2015 to 12/31/2015	$1.60873	$1.36394	0
01/01/2016 to 12/31/2016	$1.36394	$1.19613	0
01/01/2017 to 12/31/2017	$1.19613	$0.87177	0
01/01/2018 to 12/31/2018	$0.87177	$0.82535	0
01/01/2019 to 12/31/2019	$0.82535	$0.57906	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$10.86672	$13.32082	18,669
01/01/2011 to 12/31/2011	$13.32082	$13.15483	12,575
01/01/2012 to 12/31/2012	$13.15483	$14.42620	9,824
01/01/2013 to 12/31/2013	$14.42620	$19.75195	13,599
01/01/2014 to 12/31/2014	$19.75195	$19.67665	8,031
01/01/2015 to 12/31/2015	$19.67665	$19.40975	4,699
01/01/2016 to 12/31/2016	$19.40975	$22.75523	6,417
01/01/2017 to 12/31/2017	$22.75523	$25.06551	2,366
01/01/2018 to 12/31/2018	$25.06551	$23.03067	3,978
01/01/2019 to 12/31/2019	$23.03067	$26.74769	916
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.40426	$12.38642	4,221
01/01/2011 to 12/31/2011	$12.38642	$11.58177	2,240
01/01/2012 to 12/31/2012	$11.58177	$13.11608	3,305
01/01/2013 to 12/31/2013	$13.11608	$17.60641	4,157
01/01/2014 to 12/31/2014	$17.60641	$18.16431	1,651
01/01/2015 to 12/31/2015	$18.16431	$16.24399	1,463
01/01/2016 to 12/31/2016	$16.24399	$20.39697	5,937
01/01/2017 to 12/31/2017	$20.39697	$21.81992	1,968
01/01/2018 to 12/31/2018	$21.81992	$18.24728	201
01/01/2019 to 12/31/2019	$18.24728	$21.80562	7,146
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.53010	$11.87760	5,999
01/01/2011 to 12/31/2011	$11.87760	$11.79755	6,682
01/01/2012 to 12/31/2012	$11.79755	$13.40192	6,265
01/01/2013 to 12/31/2013	$13.40192	$14.64405	9,745
01/01/2014 to 12/31/2014	$14.64405	$14.35873	2,616
01/01/2015 to 12/31/2015	$14.35873	$14.21288	1,847
01/01/2016 to 12/31/2016	$14.21288	$16.85999	1,336
01/01/2017 to 12/31/2017	$16.85999	$16.09049	723
01/01/2018 to 12/31/2018	$16.09049	$13.31656	0
01/01/2019 to 12/31/2019	$13.31656	$14.90125	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.96659	$11.77275	3,004
01/01/2011 to 12/31/2011	$11.77275	$16.47484	4,138
01/01/2012 to 12/31/2012	$16.47484	$16.21850	2,041
01/01/2013 to 12/31/2013	$16.21850	$12.79057	2,161
01/01/2014 to 12/31/2014	$12.79057	$17.00952	2,643
01/01/2015 to 12/31/2015	$17.00952	$15.64864	1,718
01/01/2016 to 12/31/2016	$15.64864	$15.21161	1,739
01/01/2017 to 12/31/2017	$15.21161	$16.23960	1,527
01/01/2018 to 12/31/2018	$16.23960	$14.97281	1,525
01/01/2019 to 12/31/2019	$14.97281	$17.25866	1,524
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.06868	$13.23487	16,371
01/01/2011 to 12/31/2011	$13.23487	$11.14309	10,529
01/01/2012 to 12/31/2012	$11.14309	$14.39380	7,518
01/01/2013 to 12/31/2013	$14.39380	$23.94434	4,656
01/01/2014 to 12/31/2014	$23.94434	$26.92754	2,827
01/01/2015 to 12/31/2015	$26.92754	$23.85226	1,647
01/01/2016 to 12/31/2016	$23.85226	$32.07530	274
01/01/2017 to 12/31/2017	$32.07530	$40.30189	0
01/01/2018 to 12/31/2018	$40.30189	$28.77025	0
01/01/2019 to 12/31/2019	$28.77025	$41.45648	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.16055	$13.59525	8,246
01/01/2011 to 12/31/2011	$13.59525	$15.57730	13,450
01/01/2012 to 12/31/2012	$15.57730	$15.20849	8,948
01/01/2013 to 12/31/2013	$15.20849	$16.80245	9,855
01/01/2014 to 12/31/2014	$16.80245	$20.62317	3,210
01/01/2015 to 12/31/2015	$20.62317	$18.82014	2,833
01/01/2016 to 12/31/2016	$18.82014	$21.11771	2,278
01/01/2017 to 12/31/2017	$21.11771	$22.78213	1,619
01/01/2018 to 12/31/2018	$22.78213	$22.85001	119
01/01/2019 to 12/31/2019	$22.85001	$27.37509	75
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.64380	$11.83178	2,388
01/01/2011 to 12/31/2011	$11.83178	$9.81570	2,204
01/01/2012 to 12/31/2012	$9.81570	$11.71326	667
01/01/2013 to 12/31/2013	$11.71326	$13.57544	1,270
01/01/2014 to 12/31/2014	$13.57544	$12.47953	572
01/01/2015 to 12/31/2015	$12.47953	$12.57718	0
01/01/2016 to 12/31/2016	$12.57718	$11.82428	0
01/01/2017 to 12/31/2017	$11.82428	$15.65882	0
01/01/2018 to 12/31/2018	$15.65882	$13.30925	0
01/01/2019 to 12/31/2019	$13.30925	$17.17886	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.48901	$13.83686	3,301
01/01/2011 to 12/31/2011	$13.83686	$11.76576	2,313
01/01/2012 to 12/31/2012	$11.76576	$13.04042	1,842
01/01/2013 to 12/31/2013	$13.04042	$15.24962	740
01/01/2014 to 12/31/2014	$15.24962	$14.08024	595
01/01/2015 to 12/31/2015	$14.08024	$14.04332	528
01/01/2016 to 12/31/2016	$14.04332	$14.13887	0
01/01/2017 to 12/31/2017	$14.13887	$17.21356	0
01/01/2018 to 12/31/2018	$17.21356	$13.95148	0
01/01/2019 to 12/31/2019	$13.95148	$15.71155	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55394	$14.51326	15,512
01/01/2011 to 12/31/2011	$14.51326	$13.39289	12,341
01/01/2012 to 12/31/2012	$13.39289	$15.76780	14,988
01/01/2013 to 12/31/2013	$15.76780	$21.55660	13,040
01/01/2014 to 12/31/2014	$21.55660	$21.87689	12,907
01/01/2015 to 12/31/2015	$21.87689	$21.67568	2,014
01/01/2016 to 12/31/2016	$21.67568	$21.29735	1,763
01/01/2017 to 12/31/2017	$21.29735	$28.02507	1,631
01/01/2018 to 12/31/2018	$28.02507	$27.46225	1,509
01/01/2019 to 12/31/2019	$27.46225	$36.78875	1,389
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59303	$12.19941	5,133
01/01/2011 to 12/31/2011	$12.19941	$11.37831	2,244
01/01/2012 to 12/31/2012	$11.37831	$11.99317	1,265
01/01/2013 to 12/31/2013	$11.99317	$17.60540	1,394
01/01/2014 to 12/31/2014	$17.60540	$16.87782	1,100
01/01/2015 to 12/31/2015	$16.87782	$16.02220	1,055
01/01/2016 to 12/31/2016	$16.02220	$16.88875	751
01/01/2017 to 12/31/2017	$16.88875	$20.77222	751
01/01/2018 to 12/31/2018	$20.77222	$20.54845	751
01/01/2019 to 12/31/2019	$20.54845	$25.10574	751
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.10644	$13.71569	0
01/01/2011 to 12/31/2011	$13.71569	$13.71964	0
01/01/2012 to 12/31/2012	$13.71964	$15.24172	0
01/01/2013 to 12/31/2013	$15.24172	$16.32444	0
01/01/2014 to 12/31/2014	$16.32444	$16.26354	0
01/01/2015 to 12/31/2015	$16.26354	$15.85687	0
01/01/2016 to 12/31/2016	$15.85687	$16.82735	0
01/01/2017 to 12/31/2017	$16.82735	$17.16814	0
01/01/2018 to 12/31/2018	$17.16814	$16.60842	0
01/01/2019 to 12/31/2019	$16.60842	$18.17834	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
01/01/2018 to 12/31/2018	$12.17815	$10.88922	3,982
01/01/2019 to 12/31/2019	$10.88922	$12.30258	9,074
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.46245	$10.47437	131,942
01/01/2011 to 12/31/2011	$10.47437	$10.20875	48,552
01/01/2012 to 12/31/2012	$10.20875	$11.29424	57,706
01/01/2013 to 12/31/2013	$11.29424	$12.81546	25,222
01/01/2014 to 12/31/2014	$12.81546	$13.23787	28,188
01/01/2015 to 12/31/2015	$13.23787	$12.99050	18,223
01/01/2016 to 12/31/2016	$12.99050	$13.54584	5,076
01/01/2017 to 12/31/2017	$13.54584	$15.42017	6,537
01/01/2018 to 12/31/2018	$15.42017	$14.12574	1,853
01/01/2019 to 12/31/2019	$14.12574	$16.75753	3,351
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.49370	$9.25415	113,621
01/01/2011 to 12/31/2011	$9.25415	$8.84571	45,096
01/01/2012 to 12/31/2012	$8.84571	$9.49637	48,074
01/01/2013 to 12/31/2013	$9.49637	$10.39472	22,804
01/01/2014 to 12/31/2014	$10.39472	$10.63926	35,167
01/01/2015 to 12/31/2015	$10.63926	$10.34018	20,596
01/01/2016 to 12/31/2016	$10.34018	$10.55147	15,543
01/01/2017 to 12/31/2017	$10.55147	$11.94013	16,202
01/01/2018 to 12/31/2018	$11.94013	$10.70343	6,295
01/01/2019 to 12/31/2019	$10.70343	$12.30036	12,748

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.55654	0
01/01/2014 to 12/31/2014	$11.55654	$12.73194	0
01/01/2015 to 12/31/2015	$12.73194	$12.60863	0
01/01/2016 to 12/31/2016	$12.60863	$13.58917	0
01/01/2017 to 12/31/2017	$13.58917	$16.15870	0
01/01/2018 to 12/31/2018	$16.15870	$14.44864	0
01/01/2019 to 12/31/2019	$14.44864	$17.24162	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
01/01/2018 to 12/31/2018	$14.77042	$13.66744	122,984
01/01/2019 to 12/31/2019	$13.66744	$15.88887	157,742
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	6,280
01/01/2012 to 12/31/2012	$9.10428	$9.91691	23,922
01/01/2013 to 12/31/2013	$9.91691	$10.70194	18,253
01/01/2014 to 12/31/2014	$10.70194	$10.92829	8,630
01/01/2015 to 12/31/2015	$10.92829	$10.31939	9,739
01/01/2016 to 12/31/2016	$10.31939	$10.74584	2,606
01/01/2017 to 12/31/2017	$10.74584	$11.78131	3,924
01/01/2018 to 12/31/2018	$11.78131	$10.86203	712
01/01/2019 to 12/31/2019	$10.86203	$12.43761	680
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
01/01/2018 to 12/31/2018	$10.08240	$9.88682	318
01/01/2019 to 12/31/2019	$9.88682	$10.06973	404
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
01/01/2018 to 12/31/2018	$12.35273	$11.94430	13,139
01/01/2019 to 12/31/2019	$11.94430	$12.70060	18,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
01/01/2018 to 12/31/2018	$10.78420	$10.55618	200,218
01/01/2019 to 12/31/2019	$10.55618	$10.42009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
01/01/2018 to 12/31/2018	$10.87183	$10.61314	138,038
01/01/2019 to 12/31/2019	$10.61314	$10.69338	147,256
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
01/01/2018 to 12/31/2018	$12.27525	$11.95626	269,958
01/01/2019 to 12/31/2019	$11.95626	$12.22937	132,278
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
01/01/2018 to 12/31/2018	$11.29385	$10.97682	122,280
01/01/2019 to 12/31/2019	$10.97682	$11.31554	61,504
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
01/01/2018 to 12/31/2018	$9.70455	$9.42113	66,791
01/01/2019 to 12/31/2019	$9.42113	$9.76850	12,524

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
01/01/2018 to 12/31/2018	$9.51434	$9.20120	354,679
01/01/2019 to 12/31/2019	$9.20120	$9.66999	179,160
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
01/01/2018 to 12/31/2018	$11.00416	$10.63230	152,354
01/01/2019 to 12/31/2019	$10.63230	$11.25284	67,220
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
01/01/2018 to 12/31/2018	$9.76249	$9.40361	370,354
01/01/2019 to 12/31/2019	$9.40361	$10.07263	166,412
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
01/01/2018 to 12/31/2018	$9.79143	$9.41066	260,667
01/01/2019 to 12/31/2019	$9.41066	$10.14034	140,381
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
01/01/2018 to 12/31/2018	$9.94987	$9.48576	28,544
01/01/2019 to 12/31/2019	$9.48576	$10.30467	202
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99706	$9.57789	16,223
01/01/2019 to 12/31/2019	$9.57789	$10.47071	5,428
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99853	$11.13698	3,818
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
01/01/2018 to 12/31/2018	$15.40780	$14.06462	88,137
01/01/2019 to 12/31/2019	$14.06462	$16.73811	162,951
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	0
01/01/2014 to 12/31/2014	$11.56161	$12.78708	109
01/01/2015 to 12/31/2015	$12.78708	$12.00361	60
01/01/2016 to 12/31/2016	$12.00361	$13.42687	6,961
01/01/2017 to 12/31/2017	$13.42687	$15.47778	4,467
01/01/2018 to 12/31/2018	$15.47778	$14.34747	2,554
01/01/2019 to 12/31/2019	$14.34747	$18.30168	1,822

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.00312	$9.36504	52,578
01/01/2011 to 12/31/2011	$9.36504	$8.65780	13,704
01/01/2012 to 12/31/2012	$8.65780	$10.68709	16,463
01/01/2013 to 12/31/2013	$10.68709	$10.85615	8,942
01/01/2014 to 12/31/2014	$10.85615	$12.04000	10,387
01/01/2015 to 12/31/2015	$12.04000	$11.71043	7,446
01/01/2016 to 12/31/2016	$11.71043	$11.50305	2,198
01/01/2017 to 12/31/2017	$11.50305	$12.41820	2,063
01/01/2018 to 12/31/2018	$12.41820	$11.51801	353
01/01/2019 to 12/31/2019	$11.51801	$14.03016	917
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
01/01/2018 to 12/31/2018	$20.20052	$18.72723	2,722
01/01/2019 to 12/31/2019	$18.72723	$23.92231	2,548
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.52775	$9.49433	188,595
01/01/2011 to 12/31/2011	$9.49433	$9.10412	91,985
01/01/2012 to 12/31/2012	$9.10412	$9.80498	102,678
01/01/2013 to 12/31/2013	$9.80498	$10.95414	41,823
01/01/2014 to 12/31/2014	$10.95414	$10.99993	53,089
01/01/2015 to 12/31/2015	$10.99993	$10.81453	34,729
01/01/2016 to 12/31/2016	$10.81453	$10.97648	18,268
01/01/2017 to 12/31/2017	$10.97648	$12.44675	22,075
01/01/2018 to 12/31/2018	$12.44675	$11.17679	7,963
01/01/2019 to 12/31/2019	$11.17679	$13.05677	5,186
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.00197	$9.77984	111,962
01/01/2011 to 12/31/2011	$9.77984	$9.47291	37,760
01/01/2012 to 12/31/2012	$9.47291	$10.15559	41,636
01/01/2013 to 12/31/2013	$10.15559	$10.85741	29,512
01/01/2014 to 12/31/2014	$10.85741	$10.99681	19,617
01/01/2015 to 12/31/2015	$10.99681	$10.60805	15,694
01/01/2016 to 12/31/2016	$10.60805	$10.87050	4,240
01/01/2017 to 12/31/2017	$10.87050	$11.88329	4,803
01/01/2018 to 12/31/2018	$11.88329	$10.75022	2,047
01/01/2019 to 12/31/2019	$10.75022	$12.14210	3,243
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73159	$12.00975	32,918
01/01/2011 to 12/31/2011	$12.00975	$11.84432	10,130
01/01/2012 to 12/31/2012	$11.84432	$13.33909	12,406
01/01/2013 to 12/31/2013	$13.33909	$18.02596	9,636
01/01/2014 to 12/31/2014	$18.02596	$18.81140	8,718
01/01/2015 to 12/31/2015	$18.81140	$17.30670	5,653
01/01/2016 to 12/31/2016	$17.30670	$20.94566	4,784
01/01/2017 to 12/31/2017	$20.94566	$22.87762	5,637
01/01/2018 to 12/31/2018	$22.87762	$19.13594	6,248
01/01/2019 to 12/31/2019	$19.13594	$22.84579	9,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
01/01/2018 to 12/31/2018	$8.21443	$8.09956	1,049
01/01/2019 to 12/31/2019	$8.09956	$8.01821	359
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.02053	$11.07190	56,851
01/01/2011 to 12/31/2011	$11.07190	$11.12104	18,231
01/01/2012 to 12/31/2012	$11.12104	$12.32797	31,773
01/01/2013 to 12/31/2013	$12.32797	$12.86318	11,852
01/01/2014 to 12/31/2014	$12.86318	$12.84256	18,616
01/01/2015 to 12/31/2015	$12.84256	$12.05668	10,600
01/01/2016 to 12/31/2016	$12.05668	$13.54509	7,515
01/01/2017 to 12/31/2017	$13.54509	$14.17238	9,328
01/01/2018 to 12/31/2018	$14.17238	$13.52072	5,117
01/01/2019 to 12/31/2019	$13.52072	$15.17631	4,936
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
01/01/2018 to 12/31/2018	$16.17314	$13.51420	5,360
01/01/2019 to 12/31/2019	$13.51420	$17.04029	757
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
01/01/2018 to 12/31/2018	$14.26668	$12.03521	2,354
01/01/2019 to 12/31/2019	$12.03521	$15.47855	1,302
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
01/01/2018 to 12/31/2018	$13.27831	$10.83881	1,306
01/01/2019 to 12/31/2019	$10.83881	$12.66431	714

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.46513	$9.37955	204,130
01/01/2011 to 12/31/2011	$9.37955	$9.07934	79,044
01/01/2012 to 12/31/2012	$9.07934	$10.03896	86,248
01/01/2013 to 12/31/2013	$10.03896	$11.36421	52,088
01/01/2014 to 12/31/2014	$11.36421	$11.76723	71,138
01/01/2015 to 12/31/2015	$11.76723	$11.33538	46,627
01/01/2016 to 12/31/2016	$11.33538	$11.61143	25,632
01/01/2017 to 12/31/2017	$11.61143	$13.22136	21,926
01/01/2018 to 12/31/2018	$13.22136	$11.92035	7,024
01/01/2019 to 12/31/2019	$11.92035	$13.85930	20,127
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
01/01/2018 to 12/31/2018	$13.49167	$10.83795	7,602
01/01/2019 to 12/31/2019	$10.83795	$13.42316	10,324
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.77493	$11.25727	55,706
01/01/2011 to 12/31/2011	$11.25727	$10.98501	32,627
01/01/2012 to 12/31/2012	$10.98501	$11.83978	45,485
01/01/2013 to 12/31/2013	$11.83978	$12.79771	26,599
01/01/2014 to 12/31/2014	$12.79771	$13.13745	28,919
01/01/2015 to 12/31/2015	$13.13745	$12.76605	20,294
01/01/2016 to 12/31/2016	$12.76605	$12.90558	17,992
01/01/2017 to 12/31/2017	$12.90558	$14.09020	10,757
01/01/2018 to 12/31/2018	$14.09020	$13.01165	3,350
01/01/2019 to 12/31/2019	$13.01165	$14.51741	2,025
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27678	$11.13674	5,980
01/01/2011 to 12/31/2011	$11.13674	$10.91390	1,722
01/01/2012 to 12/31/2012	$10.91390	$12.23773	2,198
01/01/2013 to 12/31/2013	$12.23773	$16.26131	777
01/01/2014 to 12/31/2014	$16.26131	$17.33496	3,190
01/01/2015 to 12/31/2015	$17.33496	$18.67019	2,334
01/01/2016 to 12/31/2016	$18.67019	$17.91035	838
01/01/2017 to 12/31/2017	$17.91035	$23.68491	2,053
01/01/2018 to 12/31/2018	$23.68491	$22.68224	637
01/01/2019 to 12/31/2019	$22.68224	$29.28034	416
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166
01/01/2018 to 12/31/2018	$21.96017	$20.80046	2,911
01/01/2019 to 12/31/2019	$20.80046	$26.65435	4,710

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.01460	$12.01462	12,938
01/01/2011 to 12/31/2011	$12.01462	$11.33026	5,269
01/01/2012 to 12/31/2012	$11.33026	$13.57495	3,362
01/01/2013 to 12/31/2013	$13.57495	$16.86726	2,723
01/01/2014 to 12/31/2014	$16.86726	$17.01638	2,686
01/01/2015 to 12/31/2015	$17.01638	$16.32267	7,087
01/01/2016 to 12/31/2016	$16.32267	$17.02128	4,698
01/01/2017 to 12/31/2017	$17.02128	$20.52220	4,191
01/01/2018 to 12/31/2018	$20.52220	$18.06696	3,182
01/01/2019 to 12/31/2019	$18.06696	$22.85731	368
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	10,230
01/01/2013 to 12/31/2013	$10.25246	$11.86864	7,334
01/01/2014 to 12/31/2014	$11.86864	$12.14784	7,401
01/01/2015 to 12/31/2015	$12.14784	$11.67915	5,389
01/01/2016 to 12/31/2016	$11.67915	$11.86182	4,205
01/01/2017 to 12/31/2017	$11.86182	$13.45301	5,197
01/01/2018 to 12/31/2018	$13.45301	$12.01091	2,305
01/01/2019 to 12/31/2019	$12.01091	$14.35435	2,448
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
01/01/2018 to 12/31/2018	$21.52919	$21.40599	375
01/01/2019 to 12/31/2019	$21.40599	$28.71161	1,144
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	0
01/01/2013 to 12/31/2013	$10.15815	$13.30115	0
01/01/2014 to 12/31/2014	$13.30115	$14.27186	0
01/01/2015 to 12/31/2015	$14.27186	$13.79315	7,799
01/01/2016 to 12/31/2016	$13.79315	$15.23403	6,154
01/01/2017 to 12/31/2017	$15.23403	$17.40332	3,319
01/01/2018 to 12/31/2018	$17.40332	$15.22009	151
01/01/2019 to 12/31/2019	$15.22009	$19.16512	1,321
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
01/01/2018 to 12/31/2018	$22.39656	$20.85164	6,184
01/01/2019 to 12/31/2019	$20.85164	$26.42043	6,072

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
01/01/2018 to 12/31/2018	$21.07256	$17.13819	3,683
01/01/2019 to 12/31/2019	$17.13819	$20.19026	6,123
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$8.99348	$10.70514	34,990
01/01/2011 to 12/31/2011	$10.70514	$8.30910	11,571
01/01/2012 to 12/31/2012	$8.30910	$9.53876	15,406
01/01/2013 to 12/31/2013	$9.53876	$9.30664	3,091
01/01/2014 to 12/31/2014	$9.30664	$8.63575	8,003
01/01/2015 to 12/31/2015	$8.63575	$7.00055	8,802
01/01/2016 to 12/31/2016	$7.00055	$7.65794	3,957
01/01/2017 to 12/31/2017	$7.65794	$9.42210	3,474
01/01/2018 to 12/31/2018	$9.42210	$7.88276	7,523
01/01/2019 to 12/31/2019	$7.88276	$8.69830	7,441
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
01/01/2018 to 12/31/2018	$13.65999	$12.91841	6,777
01/01/2019 to 12/31/2019	$12.91841	$14.42989	9,759
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	0
01/01/2012 to 12/31/2012	$10.05292	$10.48178	623
01/01/2013 to 12/31/2013	$10.48178	$9.96795	925
01/01/2014 to 12/31/2014	$9.96795	$10.29191	2,813
01/01/2015 to 12/31/2015	$10.29191	$9.99230	2,701
01/01/2016 to 12/31/2016	$9.99230	$10.13767	4,190
01/01/2017 to 12/31/2017	$10.13767	$10.42943	4,138
01/01/2018 to 12/31/2018	$10.42943	$10.06905	1,392
01/01/2019 to 12/31/2019	$10.06905	$10.75841	2,224
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.98180	$9.24834	333,228
01/01/2011 to 12/31/2011	$9.24834	$8.44414	126,388
01/01/2012 to 12/31/2012	$8.44414	$9.28208	162,969
01/01/2013 to 12/31/2013	$9.28208	$10.57462	77,591
01/01/2014 to 12/31/2014	$10.57462	$11.24123	76,565
01/01/2015 to 12/31/2015	$11.24123	$10.87624	94,663
01/01/2016 to 12/31/2016	$10.87624	$11.65761	51,733
01/01/2017 to 12/31/2017	$11.65761	$13.17643	85,245
01/01/2018 to 12/31/2018	$13.17643	$11.85114	18,712
01/01/2019 to 12/31/2019	$11.85114	$13.74976	33,824

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.59582	0
01/01/2014 to 12/31/2014	$11.59582	$13.00911	0
01/01/2015 to 12/31/2015	$13.00911	$12.85986	0
01/01/2016 to 12/31/2016	$12.85986	$13.87907	783
01/01/2017 to 12/31/2017	$13.87907	$16.40574	694
01/01/2018 to 12/31/2018	$16.40574	$14.82650	694
01/01/2019 to 12/31/2019	$14.82650	$18.06933	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.94826	$8.90228	3,799
01/01/2011 to 12/31/2011	$8.90228	$8.96646	1,298
01/01/2012 to 12/31/2012	$8.96646	$10.36979	2,513
01/01/2013 to 12/31/2013	$10.36979	$13.36883	1,248
01/01/2014 to 12/31/2014	$13.36883	$15.25490	2,992
01/01/2015 to 12/31/2015	$15.25490	$15.30800	2,014
01/01/2016 to 12/31/2016	$15.30800	$17.11590	912
01/01/2017 to 12/31/2017	$17.11590	$20.37152	674
01/01/2018 to 12/31/2018	$20.37152	$18.19932	206
01/01/2019 to 12/31/2019	$18.19932	$22.05166	784
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
01/01/2018 to 12/31/2018	$13.96800	$12.70828	0
01/01/2019 to 12/31/2019	$12.70828	$14.99501	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
01/01/2018 to 12/31/2018	$20.88035	$18.11988	409
01/01/2019 to 12/31/2019	$18.11988	$24.07528	1,427
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
01/01/2018 to 12/31/2018	$23.42807	$20.88714	5,088
01/01/2019 to 12/31/2019	$20.88714	$26.45831	4,928

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
01/01/2018 to 12/31/2018	$20.78882	$16.77946	2,542
01/01/2019 to 12/31/2019	$16.77946	$19.92520	454
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.13977	$11.00983	148,995
01/01/2011 to 12/31/2011	$11.00983	$10.93119	63,515
01/01/2012 to 12/31/2012	$10.93119	$12.07721	75,183
01/01/2013 to 12/31/2013	$12.07721	$13.73628	37,483
01/01/2014 to 12/31/2014	$13.73628	$14.15850	60,719
01/01/2015 to 12/31/2015	$14.15850	$13.78912	52,048
01/01/2016 to 12/31/2016	$13.78912	$14.43737	21,444
01/01/2017 to 12/31/2017	$14.43737	$16.22147	26,356
01/01/2018 to 12/31/2018	$16.22147	$14.94814	3,863
01/01/2019 to 12/31/2019	$14.94814	$17.58541	1,667
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
01/01/2018 to 12/31/2018	$29.42329	$29.74669	7,217
01/01/2019 to 12/31/2019	$29.74669	$37.13361	7,450
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
01/01/2018 to 12/31/2018	$14.17145	$12.45435	7,482
01/01/2019 to 12/31/2019	$12.45435	$15.27299	13,111
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.71188	$14.90652	92,333
01/01/2011 to 12/31/2011	$14.90652	$12.34701	29,413
01/01/2012 to 12/31/2012	$12.34701	$12.45393	34,645
01/01/2013 to 12/31/2013	$12.45393	$13.98862	20,962
01/01/2014 to 12/31/2014	$13.98862	$12.47908	20,951
01/01/2015 to 12/31/2015	$12.47908	$9.80926	13,030
01/01/2016 to 12/31/2016	$9.80926	$11.90065	11,545
01/01/2017 to 12/31/2017	$11.90065	$12.78034	12,554
01/01/2018 to 12/31/2018	$12.78034	$10.36795	6,930
01/01/2019 to 12/31/2019	$10.36795	$11.79557	12,648

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
01/01/2018 to 12/31/2018	$9.85528	$9.78455	1,059
01/01/2019 to 12/31/2019	$9.78455	$9.67800	1,018
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
01/01/2018 to 12/31/2018	$20.37024	$16.55057	529
01/01/2019 to 12/31/2019	$16.55057	$19.19663	1,160
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.42174	$9.39871	54,929
01/01/2011 to 12/31/2011	$9.39871	$8.83383	15,323
01/01/2012 to 12/31/2012	$8.83383	$9.54601	21,695
01/01/2013 to 12/31/2013	$9.54601	$11.19851	19,797
01/01/2014 to 12/31/2014	$11.19851	$11.50181	22,610
01/01/2015 to 12/31/2015	$11.50181	$11.12617	44,847
01/01/2016 to 12/31/2016	$11.12617	$11.53879	25,137
01/01/2017 to 12/31/2017	$11.53879	$12.76096	13,915
01/01/2018 to 12/31/2018	$12.76096	$11.80014	4,502
01/01/2019 to 12/31/2019	$11.80014	$13.84863	6,795
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
01/01/2018 to 12/31/2018	$11.87776	$11.29955	27,945
01/01/2019 to 12/31/2019	$11.29955	$12.35327	26,590
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99269	$9.05901	392
01/01/2012 to 12/31/2012	$9.05901	$10.46967	544
01/01/2013 to 12/31/2013	$10.46967	$13.35563	311
01/01/2014 to 12/31/2014	$13.35563	$14.66956	2,501
01/01/2015 to 12/31/2015	$14.66956	$14.57590	1,134
01/01/2016 to 12/31/2016	$14.57590	$16.29288	869
01/01/2017 to 12/31/2017	$16.29288	$17.22246	661
01/01/2018 to 12/31/2018	$17.22246	$15.49370	56
01/01/2019 to 12/31/2019	$15.49370	$18.86786	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.66998	$10.93718	1,668
01/01/2011 to 12/31/2011	$10.93718	$11.06847	716
01/01/2012 to 12/31/2012	$11.06847	$13.02623	948
01/01/2013 to 12/31/2013	$13.02623	$17.82249	634
01/01/2014 to 12/31/2014	$17.82249	$20.76303	1,245
01/01/2015 to 12/31/2015	$20.76303	$20.85203	590
01/01/2016 to 12/31/2016	$20.85203	$17.97399	434
01/01/2017 to 12/31/2017	$17.97399	$20.26855	170
01/01/2018 to 12/31/2018	$20.26855	$19.90675	70
01/01/2019 to 12/31/2019	$19.90675	$25.67842	43
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04964	$9.69828	1,134
01/01/2013 to 12/31/2013	$9.69828	$12.93620	91
01/01/2014 to 12/31/2014	$12.93620	$13.60549	224
01/01/2015 to 12/31/2015	$13.60549	$13.40463	152
01/01/2016 to 12/31/2016	$13.40463	$13.14890	139
01/01/2017 to 12/31/2017	$13.14890	$15.68083	163
01/01/2018 to 12/31/2018	$15.68083	$14.41070	46
01/01/2019 to 12/31/2019	$14.41070	$18.84636	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.92411	$11.71979	0
01/01/2011 to 12/31/2011	$11.71979	$10.83310	0
01/01/2012 to 12/31/2012	$10.83310	$11.73485	0
01/01/2013 to 12/31/2013	$11.73485	$14.29647	0
01/01/2014 to 12/31/2014	$14.29647	$15.45581	0
01/01/2015 to 12/31/2015	$15.45581	$16.07162	0
01/01/2016 to 12/31/2016	$16.07162	$15.52857	0
01/01/2017 to 12/31/2017	$15.52857	$20.43005	0
01/01/2018 to 12/31/2018	$20.43005	$19.79516	0
01/01/2019 to 12/31/2019	$19.79516	$26.18495	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12618	$9.68937	171
01/01/2017 to 12/31/2017	$9.68937	$13.31024	99
01/01/2018 to 12/31/2018	$13.31024	$10.66105	63
01/01/2019 to 12/31/2019	$10.66105	$12.72227	39
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.59572	$17.29428	0
01/01/2011 to 12/31/2011	$17.29428	$12.29119	0
01/01/2012 to 12/31/2012	$12.29119	$13.81637	0
01/01/2013 to 12/31/2013	$13.81637	$15.46404	0
01/01/2014 to 12/31/2014	$15.46404	$14.81798	0
01/01/2015 to 12/31/2015	$14.81798	$13.07202	0
01/01/2016 to 12/31/2016	$13.07202	$12.80804	0
01/01/2017 to 12/31/2017	$12.80804	$16.56972	0
01/01/2018 to 12/31/2018	$16.56972	$13.12879	0
01/01/2019 to 12/31/2019	$13.12879	$16.14298	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.88032	$4.09238	0
01/01/2011 to 12/31/2011	$4.09238	$2.91824	0
01/01/2012 to 12/31/2012	$2.91824	$3.78970	0
01/01/2013 to 12/31/2013	$3.78970	$4.92360	0
01/01/2014 to 12/31/2014	$4.92360	$5.29044	0
01/01/2015 to 12/31/2015	$5.29044	$5.12799	0
01/01/2016 to 12/31/2016	$5.12799	$6.15215	0
01/01/2017 to 12/31/2017	$6.15215	$7.06297	0
01/01/2018 to 12/31/2018	$7.06297	$5.64432	0
01/01/2019 to 12/31/2019	$5.64432	$7.49647	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.16158	$12.83016	8,573
01/01/2011 to 12/31/2011	$12.83016	$10.47311	2,409
01/01/2012 to 12/31/2012	$10.47311	$11.06006	3,899
01/01/2013 to 12/31/2013	$11.06006	$12.75162	3,745
01/01/2014 to 12/31/2014	$12.75162	$12.62291	3,075
01/01/2015 to 12/31/2015	$12.62291	$10.57730	2,187
01/01/2016 to 12/31/2016	$10.57730	$12.20194	58
01/01/2017 to 12/31/2017	$12.20194	$14.60694	3
01/01/2018 to 12/31/2018	$14.60694	$11.70693	6
01/01/2019 to 12/31/2019	$11.70693	$13.41602	10
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.07070	$6.45830	0
01/01/2011 to 12/31/2011	$6.45830	$5.72891	0
01/01/2012 to 12/31/2012	$5.72891	$4.65112	0
01/01/2013 to 12/31/2013	$4.65112	$3.32562	0
01/01/2014 to 12/31/2014	$3.32562	$2.77618	0
01/01/2015 to 12/31/2015	$2.77618	$2.56955	0
01/01/2016 to 12/31/2016	$2.56955	$2.17499	0
01/01/2017 to 12/31/2017	$2.17499	$1.73706	0
01/01/2018 to 12/31/2018	$1.73706	$1.75941	0
01/01/2019 to 12/31/2019	$1.75941	$1.31971	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.16165	$12.44337	0
01/01/2011 to 12/31/2011	$12.44337	$12.90906	0
01/01/2012 to 12/31/2012	$12.90906	$17.68189	0
01/01/2013 to 12/31/2013	$17.68189	$28.99117	0
01/01/2014 to 12/31/2014	$28.99117	$36.61348	0
01/01/2015 to 12/31/2015	$36.61348	$36.81954	0
01/01/2016 to 12/31/2016	$36.81954	$30.29782	0
01/01/2017 to 12/31/2017	$30.29782	$36.14675	0
01/01/2018 to 12/31/2018	$36.14675	$32.80896	0
01/01/2019 to 12/31/2019	$32.80896	$37.19554	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.31410	$9.11192	0
01/01/2011 to 12/31/2011	$9.11192	$8.87100	0
01/01/2012 to 12/31/2012	$8.87100	$9.83482	0
01/01/2013 to 12/31/2013	$9.83482	$12.42327	0
01/01/2014 to 12/31/2014	$12.42327	$13.48112	0
01/01/2015 to 12/31/2015	$13.48112	$13.06382	0
01/01/2016 to 12/31/2016	$13.06382	$13.94726	0
01/01/2017 to 12/31/2017	$13.94726	$16.20516	0
01/01/2018 to 12/31/2018	$16.20516	$14.80355	0
01/01/2019 to 12/31/2019	$14.80355	$18.57367	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.46249	$10.81128	180
01/01/2011 to 12/31/2011	$10.81128	$11.25646	0
01/01/2012 to 12/31/2012	$11.25646	$12.14741	0
01/01/2013 to 12/31/2013	$12.14741	$15.19028	0
01/01/2014 to 12/31/2014	$15.19028	$16.30023	84
01/01/2015 to 12/31/2015	$16.30023	$16.52910	45
01/01/2016 to 12/31/2016	$16.52910	$16.66252	54
01/01/2017 to 12/31/2017	$16.66252	$18.66452	0
01/01/2018 to 12/31/2018	$18.66452	$15.47775	0
01/01/2019 to 12/31/2019	$15.47775	$19.06997	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.02702	$9.48580	212
01/01/2011 to 12/31/2011	$9.48580	$9.74275	0
01/01/2012 to 12/31/2012	$9.74275	$11.58005	0
01/01/2013 to 12/31/2013	$11.58005	$15.76796	0
01/01/2014 to 12/31/2014	$15.76796	$17.26297	0
01/01/2015 to 12/31/2015	$17.26297	$17.59365	0
01/01/2016 to 12/31/2016	$17.59365	$17.84564	0
01/01/2017 to 12/31/2017	$17.84564	$20.56528	0
01/01/2018 to 12/31/2018	$20.56528	$20.14043	5
01/01/2019 to 12/31/2019	$20.14043	$24.43767	14
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.35507	$9.34720	0
01/01/2011 to 12/31/2011	$9.34720	$8.29118	0
01/01/2012 to 12/31/2012	$8.29118	$9.41041	0
01/01/2013 to 12/31/2013	$9.41041	$11.14315	0
01/01/2014 to 12/31/2014	$11.14315	$9.90971	0
01/01/2015 to 12/31/2015	$9.90971	$8.59761	0
01/01/2016 to 12/31/2016	$8.59761	$9.02399	0
01/01/2017 to 12/31/2017	$9.02399	$10.51737	0
01/01/2018 to 12/31/2018	$10.51737	$8.79059	0
01/01/2019 to 12/31/2019	$8.79059	$10.07985	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.11801	$5.52707	4,649
01/01/2011 to 12/31/2011	$5.52707	$4.63648	1,408
01/01/2012 to 12/31/2012	$4.63648	$5.62952	2,549
01/01/2013 to 12/31/2013	$5.62952	$7.23833	843
01/01/2014 to 12/31/2014	$7.23833	$7.95677	765
01/01/2015 to 12/31/2015	$7.95677	$7.63014	470
01/01/2016 to 12/31/2016	$7.63014	$8.56660	437
01/01/2017 to 12/31/2017	$8.56660	$9.85744	0
01/01/2018 to 12/31/2018	$9.85744	$8.59407	0
01/01/2019 to 12/31/2019	$8.59407	$10.89896	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.56502	$9.57649	1,966
01/01/2011 to 12/31/2011	$9.57649	$10.26602	599
01/01/2012 to 12/31/2012	$10.26602	$11.73274	768
01/01/2013 to 12/31/2013	$11.73274	$15.96320	486
01/01/2014 to 12/31/2014	$15.96320	$19.22325	835
01/01/2015 to 12/31/2015	$19.22325	$19.65385	372
01/01/2016 to 12/31/2016	$19.65385	$18.35883	399
01/01/2017 to 12/31/2017	$18.35883	$21.61250	859
01/01/2018 to 12/31/2018	$21.61250	$21.96977	424
01/01/2019 to 12/31/2019	$21.96977	$25.53063	676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.34939	$10.05872	294
01/01/2011 to 12/31/2011	$10.05872	$9.61784	201
01/01/2012 to 12/31/2012	$9.61784	$10.84161	230
01/01/2013 to 12/31/2013	$10.84161	$14.58510	182
01/01/2014 to 12/31/2014	$14.58510	$14.99040	190
01/01/2015 to 12/31/2015	$14.99040	$14.09396	82
01/01/2016 to 12/31/2016	$14.09396	$16.12915	23
01/01/2017 to 12/31/2017	$16.12915	$19.22023	0
01/01/2018 to 12/31/2018	$19.22023	$16.31988	0
01/01/2019 to 12/31/2019	$16.31988	$20.73201	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.50815	$16.47262	0
01/01/2011 to 12/31/2011	$16.47262	$14.92872	0
01/01/2012 to 12/31/2012	$14.92872	$17.40449	0
01/01/2013 to 12/31/2013	$17.40449	$25.70526	0
01/01/2014 to 12/31/2014	$25.70526	$25.30468	0
01/01/2015 to 12/31/2015	$25.30468	$29.64798	0
01/01/2016 to 12/31/2016	$29.64798	$30.46047	0
01/01/2017 to 12/31/2017	$30.46047	$40.34729	0
01/01/2018 to 12/31/2018	$40.34729	$41.20965	0
01/01/2019 to 12/31/2019	$41.20965	$47.34846	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.84478	$7.13792	0
01/01/2011 to 12/31/2011	$7.13792	$5.66062	0
01/01/2012 to 12/31/2012	$5.66062	$6.77490	0
01/01/2013 to 12/31/2013	$6.77490	$9.77687	0
01/01/2014 to 12/31/2014	$9.77687	$9.82487	0
01/01/2015 to 12/31/2015	$9.82487	$10.12021	0
01/01/2016 to 12/31/2016	$10.12021	$9.89345	0
01/01/2017 to 12/31/2017	$9.89345	$11.40936	0
01/01/2018 to 12/31/2018	$11.40936	$9.81306	0
01/01/2019 to 12/31/2019	$9.81306	$11.46353	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.77558	$9.66948	243
01/01/2011 to 12/31/2011	$9.66948	$9.70839	0
01/01/2012 to 12/31/2012	$9.70839	$10.65259	0
01/01/2013 to 12/31/2013	$10.65259	$13.55061	0
01/01/2014 to 12/31/2014	$13.55061	$14.89691	291
01/01/2015 to 12/31/2015	$14.89691	$15.04705	189
01/01/2016 to 12/31/2016	$15.04705	$15.38399	161
01/01/2017 to 12/31/2017	$15.38399	$18.76567	134
01/01/2018 to 12/31/2018	$18.76567	$17.92586	0
01/01/2019 to 12/31/2019	$17.92586	$22.49246	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.76427	$8.53333	0
01/01/2011 to 12/31/2011	$8.53333	$8.20132	0
01/01/2012 to 12/31/2012	$8.20132	$9.21468	0
01/01/2013 to 12/31/2013	$9.21468	$11.65220	0
01/01/2014 to 12/31/2014	$11.65220	$12.53158	347
01/01/2015 to 12/31/2015	$12.53158	$11.62181	246
01/01/2016 to 12/31/2016	$11.62181	$13.06061	191
01/01/2017 to 12/31/2017	$13.06061	$14.42376	176
01/01/2018 to 12/31/2018	$14.42376	$12.54736	0
01/01/2019 to 12/31/2019	$12.54736	$15.85185	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.52628	$11.90955	504
01/01/2011 to 12/31/2011	$11.90955	$11.25901	209
01/01/2012 to 12/31/2012	$11.25901	$12.64592	508
01/01/2013 to 12/31/2013	$12.64592	$16.06886	234
01/01/2014 to 12/31/2014	$16.06886	$16.56468	412
01/01/2015 to 12/31/2015	$16.56468	$16.17135	257
01/01/2016 to 12/31/2016	$16.17135	$17.77114	71
01/01/2017 to 12/31/2017	$17.77114	$20.46882	0
01/01/2018 to 12/31/2018	$20.46882	$17.53668	0
01/01/2019 to 12/31/2019	$17.53668	$21.21071	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.02401	$10.58167	0
01/01/2011 to 12/31/2011	$10.58167	$9.89740	0
01/01/2012 to 12/31/2012	$9.89740	$11.23062	200
01/01/2013 to 12/31/2013	$11.23062	$14.44910	0
01/01/2014 to 12/31/2014	$14.44910	$15.49889	0
01/01/2015 to 12/31/2015	$15.49889	$13.84722	0
01/01/2016 to 12/31/2016	$13.84722	$16.76276	0
01/01/2017 to 12/31/2017	$16.76276	$18.05104	0
01/01/2018 to 12/31/2018	$18.05104	$15.23483	0
01/01/2019 to 12/31/2019	$15.23483	$18.40288	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.30690	$11.86466	0
01/01/2011 to 12/31/2011	$11.86466	$11.71907	0
01/01/2012 to 12/31/2012	$11.71907	$13.25968	0
01/01/2013 to 12/31/2013	$13.25968	$17.33281	0
01/01/2014 to 12/31/2014	$17.33281	$19.74313	0
01/01/2015 to 12/31/2015	$19.74313	$20.65281	0
01/01/2016 to 12/31/2016	$20.65281	$21.16385	0
01/01/2017 to 12/31/2017	$21.16385	$26.86292	0
01/01/2018 to 12/31/2018	$26.86292	$25.65813	0
01/01/2019 to 12/31/2019	$25.65813	$34.14602	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.44751	$13.12381	3,236
01/01/2011 to 12/31/2011	$13.12381	$13.06368	1,649
01/01/2012 to 12/31/2012	$13.06368	$13.08508	1,244
01/01/2013 to 12/31/2013	$13.08508	$15.80465	467
01/01/2014 to 12/31/2014	$15.80465	$13.71351	420
01/01/2015 to 12/31/2015	$13.71351	$10.22954	170
01/01/2016 to 12/31/2016	$10.22954	$12.36771	69
01/01/2017 to 12/31/2017	$12.36771	$11.65872	84
01/01/2018 to 12/31/2018	$11.65872	$9.05293	0
01/01/2019 to 12/31/2019	$9.05293	$9.56369	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.17992	$8.97928	471
01/01/2011 to 12/31/2011	$8.97928	$10.15225	350
01/01/2012 to 12/31/2012	$10.15225	$11.05420	309
01/01/2013 to 12/31/2013	$11.05420	$14.16494	244
01/01/2014 to 12/31/2014	$14.16494	$16.45940	425
01/01/2015 to 12/31/2015	$16.45940	$16.73507	110
01/01/2016 to 12/31/2016	$16.73507	$15.68440	31
01/01/2017 to 12/31/2017	$15.68440	$16.85145	0
01/01/2018 to 12/31/2018	$16.85145	$15.38552	0
01/01/2019 to 12/31/2019	$15.38552	$17.08083	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.30910	$17.22331	0
01/01/2011 to 12/31/2011	$17.22331	$13.54580	0
01/01/2012 to 12/31/2012	$13.54580	$11.26779	0
01/01/2013 to 12/31/2013	$11.26779	$6.80660	0
01/01/2014 to 12/31/2014	$6.80660	$5.04456	0
01/01/2015 to 12/31/2015	$5.04456	$3.29734	0
01/01/2016 to 12/31/2016	$3.29734	$5.00209	0
01/01/2017 to 12/31/2017	$5.00209	$5.12692	0
01/01/2018 to 12/31/2018	$5.12692	$4.31814	0
01/01/2019 to 12/31/2019	$4.31814	$6.13666	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.05179	$9.77409	1,103
01/01/2011 to 12/31/2011	$9.77409	$9.96760	292
01/01/2012 to 12/31/2012	$9.96760	$11.36922	356
01/01/2013 to 12/31/2013	$11.36922	$11.07811	132
01/01/2014 to 12/31/2014	$11.07811	$13.48278	184
01/01/2015 to 12/31/2015	$13.48278	$13.16804	0
01/01/2016 to 12/31/2016	$13.16804	$13.55407	0
01/01/2017 to 12/31/2017	$13.55407	$14.25821	0
01/01/2018 to 12/31/2018	$14.25821	$13.08754	0
01/01/2019 to 12/31/2019	$13.08754	$16.14999	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.00453	$5.72599	4,321
01/01/2011 to 12/31/2011	$5.72599	$3.48386	1,971
01/01/2012 to 12/31/2012	$3.48386	$3.15603	2,279
01/01/2013 to 12/31/2013	$3.15603	$3.57870	529
01/01/2014 to 12/31/2014	$3.57870	$2.42966	714
01/01/2015 to 12/31/2015	$2.42966	$2.32777	245
01/01/2016 to 12/31/2016	$2.32777	$2.14925	331
01/01/2017 to 12/31/2017	$2.14925	$1.84336	215
01/01/2018 to 12/31/2018	$1.84336	$1.86888	159
01/01/2019 to 12/31/2019	$1.86888	$1.50250	475
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.85569	$8.59647	0
01/01/2011 to 12/31/2011	$8.59647	$8.04261	0
01/01/2012 to 12/31/2012	$8.04261	$7.50255	0
01/01/2013 to 12/31/2013	$7.50255	$9.74877	0
01/01/2014 to 12/31/2014	$9.74877	$12.76759	0
01/01/2015 to 12/31/2015	$12.76759	$12.07179	0
01/01/2016 to 12/31/2016	$12.07179	$15.00934	0
01/01/2017 to 12/31/2017	$15.00934	$19.80855	0
01/01/2018 to 12/31/2018	$19.80855	$17.30775	0
01/01/2019 to 12/31/2019	$17.30775	$25.23603	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.41915	$4.63389	0
01/01/2011 to 12/31/2011	$4.63389	$4.14022	0
01/01/2012 to 12/31/2012	$4.14022	$3.26642	0
01/01/2013 to 12/31/2013	$3.26642	$2.29905	0
01/01/2014 to 12/31/2014	$2.29905	$1.95970	0
01/01/2015 to 12/31/2015	$1.95970	$1.87524	0
01/01/2016 to 12/31/2016	$1.87524	$1.45706	0
01/01/2017 to 12/31/2017	$1.45706	$1.20776	0
01/01/2018 to 12/31/2018	$1.20776	$1.30466	0
01/01/2019 to 12/31/2019	$1.30466	$1.00127	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.31530	$4.84536	0
01/01/2011 to 12/31/2011	$4.84536	$4.22311	0
01/01/2012 to 12/31/2012	$4.22311	$3.33818	0
01/01/2013 to 12/31/2013	$3.33818	$2.29408	0
01/01/2014 to 12/31/2014	$2.29408	$1.80043	0
01/01/2015 to 12/31/2015	$1.80043	$1.52404	0
01/01/2016 to 12/31/2016	$1.52404	$1.33445	0
01/01/2017 to 12/31/2017	$1.33445	$0.97117	0
01/01/2018 to 12/31/2018	$0.97117	$0.91816	0
01/01/2019 to 12/31/2019	$0.91816	$0.64311	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.38882	$4.41913	0
01/01/2011 to 12/31/2011	$4.41913	$3.91123	0
01/01/2012 to 12/31/2012	$3.91123	$3.08529	0
01/01/2013 to 12/31/2013	$3.08529	$2.06488	0
01/01/2014 to 12/31/2014	$2.06488	$1.82458	0
01/01/2015 to 12/31/2015	$1.82458	$1.76159	0
01/01/2016 to 12/31/2016	$1.76159	$1.34459	0
01/01/2017 to 12/31/2017	$1.34459	$1.12318	0
01/01/2018 to 12/31/2018	$1.12318	$1.20690	0
01/01/2019 to 12/31/2019	$1.20690	$0.93066	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.88147	$10.87056	396
01/01/2011 to 12/31/2011	$10.87056	$10.71862	38
01/01/2012 to 12/31/2012	$10.71862	$11.73641	287
01/01/2013 to 12/31/2013	$11.73641	$16.04442	45
01/01/2014 to 12/31/2014	$16.04442	$15.95866	222
01/01/2015 to 12/31/2015	$15.95866	$15.71790	176
01/01/2016 to 12/31/2016	$15.71790	$18.39886	47
01/01/2017 to 12/31/2017	$18.39886	$20.23570	0
01/01/2018 to 12/31/2018	$20.23570	$18.56419	0
01/01/2019 to 12/31/2019	$18.56419	$21.52714	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.43094	$10.02174	509
01/01/2011 to 12/31/2011	$10.02174	$9.35637	300
01/01/2012 to 12/31/2012	$9.35637	$10.57953	318
01/01/2013 to 12/31/2013	$10.57953	$14.17975	119
01/01/2014 to 12/31/2014	$14.17975	$14.60657	343
01/01/2015 to 12/31/2015	$14.60657	$13.04229	180
01/01/2016 to 12/31/2016	$13.04229	$16.35158	56
01/01/2017 to 12/31/2017	$16.35158	$17.46552	0
01/01/2018 to 12/31/2018	$17.46552	$14.58331	0
01/01/2019 to 12/31/2019	$14.58331	$17.40032	0
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.54187	$11.36414	0
01/01/2011 to 12/31/2011	$11.36414	$10.91244	0
01/01/2012 to 12/31/2012	$10.91244	$11.71758	0
01/01/2013 to 12/31/2013	$11.71758	$14.28098	0
01/01/2014 to 12/31/2014	$14.28098	$16.42113	0
01/01/2015 to 12/31/2015	$16.42113	$16.37003	0
01/01/2016 to 12/31/2016	$16.37003	$17.90473	0
01/01/2017 to 12/31/2017	$17.90473	$23.56521	0
01/01/2018 to 12/31/2018	$23.56521	$22.41076	0
01/01/2019 to 12/31/2019	$22.41076	$31.67495	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$8.98228	$10.11607	239
01/01/2011 to 12/31/2011	$10.11607	$10.03242	0
01/01/2012 to 12/31/2012	$10.03242	$11.37923	0
01/01/2013 to 12/31/2013	$11.37923	$12.41471	0
01/01/2014 to 12/31/2014	$12.41471	$12.15414	0
01/01/2015 to 12/31/2015	$12.15414	$12.01216	0
01/01/2016 to 12/31/2016	$12.01216	$14.22752	0
01/01/2017 to 12/31/2017	$14.22752	$13.55740	0
01/01/2018 to 12/31/2018	$13.55740	$11.20282	0
01/01/2019 to 12/31/2019	$11.20282	$12.51668	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.07149	$10.79532	1,744
01/01/2011 to 12/31/2011	$10.79532	$15.08391	1,541
01/01/2012 to 12/31/2012	$15.08391	$14.82628	1,014
01/01/2013 to 12/31/2013	$14.82628	$11.67453	0
01/01/2014 to 12/31/2014	$11.67453	$15.50146	41
01/01/2015 to 12/31/2015	$15.50146	$14.23920	10
01/01/2016 to 12/31/2016	$14.23920	$13.82021	0
01/01/2017 to 12/31/2017	$13.82021	$14.73158	705
01/01/2018 to 12/31/2018	$14.73158	$13.56140	0
01/01/2019 to 12/31/2019	$13.56140	$15.60768	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.40000	$6.42242	0
01/01/2011 to 12/31/2011	$6.42242	$5.95043	0
01/01/2012 to 12/31/2012	$5.95043	$7.46736	0
01/01/2013 to 12/31/2013	$7.46736	$12.21682	0
01/01/2014 to 12/31/2014	$12.21682	$14.65692	0
01/01/2015 to 12/31/2015	$14.65692	$13.85706	0
01/01/2016 to 12/31/2016	$13.85706	$16.00031	0
01/01/2017 to 12/31/2017	$16.00031	$21.96759	0
01/01/2018 to 12/31/2018	$21.96759	$18.06628	0
01/01/2019 to 12/31/2019	$18.06628	$28.16997	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.47935	$9.44138	0
01/01/2011 to 12/31/2011	$9.44138	$7.93699	0
01/01/2012 to 12/31/2012	$7.93699	$10.23666	0
01/01/2013 to 12/31/2013	$10.23666	$17.00253	0
01/01/2014 to 12/31/2014	$17.00253	$19.09142	0
01/01/2015 to 12/31/2015	$19.09142	$16.88502	0
01/01/2016 to 12/31/2016	$16.88502	$22.67126	0
01/01/2017 to 12/31/2017	$22.67126	$28.44221	0
01/01/2018 to 12/31/2018	$28.44221	$20.27254	0
01/01/2019 to 12/31/2019	$20.27254	$29.16687	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.00922	$10.54353	0
01/01/2011 to 12/31/2011	$10.54353	$10.14211	0
01/01/2012 to 12/31/2012	$10.14211	$13.20530	0
01/01/2013 to 12/31/2013	$13.20530	$23.01756	0
01/01/2014 to 12/31/2014	$23.01756	$30.43881	0
01/01/2015 to 12/31/2015	$30.43881	$33.66335	0
01/01/2016 to 12/31/2016	$33.66335	$35.59987	0
01/01/2017 to 12/31/2017	$35.59987	$58.34435	0
01/01/2018 to 12/31/2018	$58.34435	$51.31880	0
01/01/2019 to 12/31/2019	$51.31880	$89.76030	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.97732	$7.19282	0
01/01/2011 to 12/31/2011	$7.19282	$5.68351	0
01/01/2012 to 12/31/2012	$5.68351	$7.16565	0
01/01/2013 to 12/31/2013	$7.16565	$13.02136	0
01/01/2014 to 12/31/2014	$13.02136	$13.35807	0
01/01/2015 to 12/31/2015	$13.35807	$11.31658	0
01/01/2016 to 12/31/2016	$11.31658	$15.37972	0
01/01/2017 to 12/31/2017	$15.37972	$18.74660	0
01/01/2018 to 12/31/2018	$18.74660	$13.32845	0
01/01/2019 to 12/31/2019	$13.32845	$19.11646	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.11650	$10.43461	3,356
01/01/2011 to 12/31/2011	$10.43461	$11.93753	1,527
01/01/2012 to 12/31/2012	$11.93753	$11.63686	2,109
01/01/2013 to 12/31/2013	$11.63686	$12.83661	2,367
01/01/2014 to 12/31/2014	$12.83661	$15.73122	2,574
01/01/2015 to 12/31/2015	$15.73122	$14.33376	508
01/01/2016 to 12/31/2016	$14.33376	$16.05897	299
01/01/2017 to 12/31/2017	$16.05897	$17.29810	0
01/01/2018 to 12/31/2018	$17.29810	$17.32285	0
01/01/2019 to 12/31/2019	$17.32285	$20.72147	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.93001	$11.02130	24
01/01/2011 to 12/31/2011	$11.02130	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$10.87734	0
01/01/2013 to 12/31/2013	$10.87734	$12.58723	0
01/01/2014 to 12/31/2014	$12.58723	$11.55330	0
01/01/2015 to 12/31/2015	$11.55330	$11.62581	0
01/01/2016 to 12/31/2016	$11.62581	$10.91306	0
01/01/2017 to 12/31/2017	$10.91306	$14.42996	0
01/01/2018 to 12/31/2018	$14.42996	$12.24582	0
01/01/2019 to 12/31/2019	$12.24582	$15.78187	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
01/01/2018 to 12/31/2018	$13.19046	$10.67423	50
01/01/2019 to 12/31/2019	$10.67423	$12.00230	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
01/01/2018 to 12/31/2018	$26.20089	$25.63489	3
01/01/2019 to 12/31/2019	$25.63489	$34.28794	3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59299	$12.19082	0
01/01/2011 to 12/31/2011	$12.19082	$11.35290	0
01/01/2012 to 12/31/2012	$11.35290	$11.94780	0
01/01/2013 to 12/31/2013	$11.94780	$17.51176	0
01/01/2014 to 12/31/2014	$17.51176	$16.76213	0
01/01/2015 to 12/31/2015	$16.76213	$15.88786	0
01/01/2016 to 12/31/2016	$15.88786	$16.72136	0
01/01/2017 to 12/31/2017	$16.72136	$20.53485	0
01/01/2018 to 12/31/2018	$20.53485	$20.28222	0
01/01/2019 to 12/31/2019	$20.28222	$24.74240	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EBP OR HD GRO 60 bps and
Combo DB OR HD GRO, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.04837	$13.63597	0
01/01/2011 to 12/31/2011	$13.63597	$13.62595	0
01/01/2012 to 12/31/2012	$13.62595	$15.12209	0
01/01/2013 to 12/31/2013	$15.12209	$16.17964	0
01/01/2014 to 12/31/2014	$16.17964	$16.10275	0
01/01/2015 to 12/31/2015	$16.10275	$15.68402	0
01/01/2016 to 12/31/2016	$15.68402	$16.62683	0
01/01/2017 to 12/31/2017	$16.62683	$16.94624	0
01/01/2018 to 12/31/2018	$16.94624	$16.37696	0
01/01/2019 to 12/31/2019	$16.37696	$17.90639	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.26219	$10.08529	13,024,320
01/01/2011 to 12/31/2011	$10.08529	$9.54759	11,569,697
01/01/2012 to 12/31/2012	$9.54759	$10.45132	11,019,117
01/01/2013 to 12/31/2013	$10.45132	$11.17785	9,716,479
01/01/2014 to 12/31/2014	$11.17785	$11.28549	8,680,784
01/01/2015 to 12/31/2015	$11.28549	$10.62184	7,229,492
01/01/2016 to 12/31/2016	$10.62184	$10.98500	4,884,188
01/01/2017 to 12/31/2017	$10.98500	$12.02831	3,005,112
01/01/2018 to 12/31/2018	$12.02831	$10.74414	2,391,278
01/01/2019 to 12/31/2019	$10.74414	$12.12636	2,153,215
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.42569	$10.42307	5,174,676
01/01/2011 to 12/31/2011	$10.42307	$10.14826	4,769,958
01/01/2012 to 12/31/2012	$10.14826	$11.21570	4,620,835
01/01/2013 to 12/31/2013	$11.21570	$12.71329	4,512,863
01/01/2014 to 12/31/2014	$12.71329	$13.11879	4,262,451
01/01/2015 to 12/31/2015	$13.11879	$12.86050	3,240,796
01/01/2016 to 12/31/2016	$12.86050	$13.39652	2,143,516
01/01/2017 to 12/31/2017	$13.39652	$15.23455	1,315,113
01/01/2018 to 12/31/2018	$15.23455	$13.94137	1,016,054
01/01/2019 to 12/31/2019	$13.94137	$16.52178	955,438
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.47506	$9.22445	678,507
01/01/2011 to 12/31/2011	$9.22445	$8.80826	704,346
01/01/2012 to 12/31/2012	$8.80826	$9.44643	716,857
01/01/2013 to 12/31/2013	$9.44643	$10.32950	611,026
01/01/2014 to 12/31/2014	$10.32950	$10.56180	558,165
01/01/2015 to 12/31/2015	$10.56180	$10.25435	889,076
01/01/2016 to 12/31/2016	$10.25435	$10.45331	667,004
01/01/2017 to 12/31/2017	$10.45331	$11.81697	437,629
01/01/2018 to 12/31/2018	$11.81697	$10.58217	304,480
01/01/2019 to 12/31/2019	$10.58217	$12.14862	286,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.54837	0
01/01/2014 to 12/31/2014	$11.54837	$12.70993	0
01/01/2015 to 12/31/2015	$12.70993	$12.57381	0
01/01/2016 to 12/31/2016	$12.57381	$13.53778	0
01/01/2017 to 12/31/2017	$13.53778	$16.08113	0
01/01/2018 to 12/31/2018	$16.08113	$14.36454	0
01/01/2019 to 12/31/2019	$14.36454	$17.12380	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.49915	$10.37568	5,939,704
01/01/2011 to 12/31/2011	$10.37568	$9.96827	5,132,034
01/01/2012 to 12/31/2012	$9.96827	$10.90308	4,991,638
01/01/2013 to 12/31/2013	$10.90308	$12.47456	4,669,803
01/01/2014 to 12/31/2014	$12.47456	$12.92282	4,389,957
01/01/2015 to 12/31/2015	$12.92282	$12.62730	3,786,341
01/01/2016 to 12/31/2016	$12.62730	$13.05426	2,990,984
01/01/2017 to 12/31/2017	$13.05426	$14.58876	1,963,804
01/01/2018 to 12/31/2018	$14.58876	$13.48545	1,518,365
01/01/2019 to 12/31/2019	$13.48545	$15.66119	1,409,246
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99771	$9.09799	81,289
01/01/2012 to 12/31/2012	$9.09799	$9.89982	125,130
01/01/2013 to 12/31/2013	$9.89982	$10.67248	267,264
01/01/2014 to 12/31/2014	$10.67248	$10.88710	294,096
01/01/2015 to 12/31/2015	$10.88710	$10.26996	282,799
01/01/2016 to 12/31/2016	$10.26996	$10.68352	250,328
01/01/2017 to 12/31/2017	$10.68352	$11.70097	177,001
01/01/2018 to 12/31/2018	$11.70097	$10.77686	165,472
01/01/2019 to 12/31/2019	$10.77686	$12.32732	149,879
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.01446	$11.12920	1,801,999
01/01/2011 to 12/31/2011	$11.12920	$11.06717	1,557,369
01/01/2012 to 12/31/2012	$11.06717	$11.26756	1,546,186
01/01/2013 to 12/31/2013	$11.26756	$10.71938	1,700,904
01/01/2014 to 12/31/2014	$10.71938	$10.41459	1,567,653
01/01/2015 to 12/31/2015	$10.41459	$10.17709	973,454
01/01/2016 to 12/31/2016	$10.17709	$10.05995	891,917
01/01/2017 to 12/31/2017	$10.05995	$9.95073	844,124
01/01/2018 to 12/31/2018	$9.95073	$9.74769	722,012
01/01/2019 to 12/31/2019	$9.74769	$9.91768	712,062
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.50992	$12.05731	1,368,149
01/01/2011 to 12/31/2011	$12.05731	$12.09904	1,237,359
01/01/2012 to 12/31/2012	$12.09904	$12.86252	1,205,692
01/01/2013 to 12/31/2013	$12.86252	$12.27900	1,228,731
01/01/2014 to 12/31/2014	$12.27900	$12.44660	1,123,157
01/01/2015 to 12/31/2015	$12.44660	$11.84916	832,032
01/01/2016 to 12/31/2016	$11.84916	$12.01136	662,671
01/01/2017 to 12/31/2017	$12.01136	$12.19152	529,858
01/01/2018 to 12/31/2018	$12.19152	$11.77619	471,104
01/01/2019 to 12/31/2019	$11.77619	$12.50892	428,728

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.53108	$10.32211	0
01/01/2011 to 12/31/2011	$10.32211	$11.64231	0
01/01/2012 to 12/31/2012	$11.64231	$11.98497	59,662
01/01/2013 to 12/31/2013	$11.98497	$11.09222	78,240
01/01/2014 to 12/31/2014	$11.09222	$11.24724	69,633
01/01/2015 to 12/31/2015	$11.24724	$11.05517	58,478
01/01/2016 to 12/31/2016	$11.05517	$10.90740	53,779
01/01/2017 to 12/31/2017	$10.90740	$10.68891	40,635
01/01/2018 to 12/31/2018	$10.68891	$10.45213	78,378
01/01/2019 to 12/31/2019	$10.45213	$10.30664	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.20749	$10.01484	5,662
01/01/2011 to 12/31/2011	$10.01484	$11.55914	0
01/01/2012 to 12/31/2012	$11.55914	$11.95107	0
01/01/2013 to 12/31/2013	$11.95107	$10.86504	109,437
01/01/2014 to 12/31/2014	$10.86504	$11.21704	65,693
01/01/2015 to 12/31/2015	$11.21704	$11.07521	58,152
01/01/2016 to 12/31/2016	$11.07521	$10.98201	41,596
01/01/2017 to 12/31/2017	$10.98201	$10.77524	10,714
01/01/2018 to 12/31/2018	$10.77524	$10.50817	16,069
01/01/2019 to 12/31/2019	$10.50817	$10.57672	61,228
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99694	$10.90190	6,485
01/01/2011 to 12/31/2011	$10.90190	$12.75521	220,611
01/01/2012 to 12/31/2012	$12.75521	$13.24653	156,242
01/01/2013 to 12/31/2013	$13.24653	$11.98037	90,399
01/01/2014 to 12/31/2014	$11.98037	$12.54585	257,222
01/01/2015 to 12/31/2015	$12.54585	$12.41840	287,236
01/01/2016 to 12/31/2016	$12.41840	$12.32330	239,037
01/01/2017 to 12/31/2017	$12.32330	$12.17460	146,724
01/01/2018 to 12/31/2018	$12.17460	$11.84602	86,253
01/01/2019 to 12/31/2019	$11.84602	$12.10421	71,750
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	115,924
01/01/2012 to 12/31/2012	$11.90464	$12.25361	137,718
01/01/2013 to 12/31/2013	$12.25361	$10.75527	59,143
01/01/2014 to 12/31/2014	$10.75527	$11.54418	30,413
01/01/2015 to 12/31/2015	$11.54418	$11.46210	107,088
01/01/2016 to 12/31/2016	$11.46210	$11.35124	89,716
01/01/2017 to 12/31/2017	$11.35124	$11.21311	58,756
01/01/2018 to 12/31/2018	$11.21311	$10.88705	35,735
01/01/2019 to 12/31/2019	$10.88705	$11.21141	33,554
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	76,269
01/01/2014 to 12/31/2014	$8.99349	$9.84987	41,706
01/01/2015 to 12/31/2015	$9.84987	$9.83846	7,287
01/01/2016 to 12/31/2016	$9.83846	$9.75135	11,160
01/01/2017 to 12/31/2017	$9.75135	$9.64468	14,057
01/01/2018 to 12/31/2018	$9.64468	$9.35332	16,460
01/01/2019 to 12/31/2019	$9.35332	$9.68824	7,982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	61,032
01/01/2014 to 12/31/2014	$8.66486	$9.65617	79,286
01/01/2015 to 12/31/2015	$9.65617	$9.65740	1,172
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	9,361
01/01/2018 to 12/31/2018	$9.46556	$9.14473	11,057
01/01/2019 to 12/31/2019	$9.14473	$9.60077	5,527
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	18,935
01/01/2015 to 12/31/2015	$11.19362	$11.10340	158,105
01/01/2016 to 12/31/2016	$11.10340	$11.06565	6,233
01/01/2017 to 12/31/2017	$11.06565	$10.95909	5,253
01/01/2018 to 12/31/2018	$10.95909	$10.57775	68,251
01/01/2019 to 12/31/2019	$10.57775	$11.18370	39,461
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	46,423
01/01/2016 to 12/31/2016	$9.84167	$9.77040	114,487
01/01/2017 to 12/31/2017	$9.77040	$9.73247	102,457
01/01/2018 to 12/31/2018	$9.73247	$9.36500	0
01/01/2019 to 12/31/2019	$9.36500	$10.02089	424
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	116,448
01/01/2017 to 12/31/2017	$9.78417	$9.77132	100,892
01/01/2018 to 12/31/2018	$9.77132	$9.38163	76,584
01/01/2019 to 12/31/2019	$9.38163	$10.09866	35,111
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0
01/01/2018 to 12/31/2018	$9.93970	$9.46628	2,071
01/01/2019 to 12/31/2019	$9.46628	$10.27282	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99694	$9.56802	0
01/01/2019 to 12/31/2019	$9.56802	$10.44926	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99847	$11.12548	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.09530	$10.02846	20,534,825
01/01/2011 to 12/31/2011	$10.02846	$9.51643	18,278,067
01/01/2012 to 12/31/2012	$9.51643	$10.52427	17,046,081
01/01/2013 to 12/31/2013	$10.52427	$12.55621	16,964,011
01/01/2014 to 12/31/2014	$12.55621	$13.06506	15,797,304
01/01/2015 to 12/31/2015	$13.06506	$12.77351	13,282,736
01/01/2016 to 12/31/2016	$12.77351	$13.27241	8,995,347
01/01/2017 to 12/31/2017	$13.27241	$15.21776	5,753,421
01/01/2018 to 12/31/2018	$15.21776	$13.87687	4,366,346
01/01/2019 to 12/31/2019	$13.87687	$16.49773	4,118,534
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99771	$11.55149	1,569
01/01/2014 to 12/31/2014	$11.55149	$12.76281	1,168
01/01/2015 to 12/31/2015	$12.76281	$11.96851	561
01/01/2016 to 12/31/2016	$11.96851	$13.37403	768
01/01/2017 to 12/31/2017	$13.37403	$15.40114	506
01/01/2018 to 12/31/2018	$15.40114	$14.26167	129
01/01/2019 to 12/31/2019	$14.26167	$18.17355	268

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$7.99105	$9.34126	1,069
01/01/2011 to 12/31/2011	$9.34126	$8.62695	41
01/01/2012 to 12/31/2012	$8.62695	$10.63809	43
01/01/2013 to 12/31/2013	$10.63809	$10.79529	5,948
01/01/2014 to 12/31/2014	$10.79529	$11.96023	5,805
01/01/2015 to 12/31/2015	$11.96023	$11.62091	0
01/01/2016 to 12/31/2016	$11.62091	$11.40333	0
01/01/2017 to 12/31/2017	$11.40333	$12.29795	0
01/01/2018 to 12/31/2018	$12.29795	$11.39469	0
01/01/2019 to 12/31/2019	$11.39469	$13.86574	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$9.98844	$12.50117	23,414
01/01/2011 to 12/31/2011	$12.50117	$12.95936	16,257
01/01/2012 to 12/31/2012	$12.95936	$14.53663	17,946
01/01/2013 to 12/31/2013	$14.53663	$14.57979	13,982
01/01/2014 to 12/31/2014	$14.57979	$18.56231	11,305
01/01/2015 to 12/31/2015	$18.56231	$18.92641	7,660
01/01/2016 to 12/31/2016	$18.92641	$19.29379	4,187
01/01/2017 to 12/31/2017	$19.29379	$19.93654	1,537
01/01/2018 to 12/31/2018	$19.93654	$18.46342	406
01/01/2019 to 12/31/2019	$18.46342	$23.56097	513
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.49459	$9.44776	4,449,367
01/01/2011 to 12/31/2011	$9.44776	$9.05015	3,957,348
01/01/2012 to 12/31/2012	$9.05015	$9.73684	3,825,117
01/01/2013 to 12/31/2013	$9.73684	$10.86685	3,572,852
01/01/2014 to 12/31/2014	$10.86685	$10.90107	3,240,509
01/01/2015 to 12/31/2015	$10.90107	$10.70639	2,853,845
01/01/2016 to 12/31/2016	$10.70639	$10.85561	1,731,350
01/01/2017 to 12/31/2017	$10.85561	$12.29705	1,099,723
01/01/2018 to 12/31/2018	$12.29705	$11.03088	893,922
01/01/2019 to 12/31/2019	$11.03088	$12.87299	837,456
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$8.98223	$9.74838	587,582
01/01/2011 to 12/31/2011	$9.74838	$9.43274	521,789
01/01/2012 to 12/31/2012	$9.43274	$10.10208	479,505
01/01/2013 to 12/31/2013	$10.10208	$10.78921	481,553
01/01/2014 to 12/31/2014	$10.78921	$10.91660	427,332
01/01/2015 to 12/31/2015	$10.91660	$10.51987	382,885
01/01/2016 to 12/31/2016	$10.51987	$10.76901	320,212
01/01/2017 to 12/31/2017	$10.76901	$11.76015	286,551
01/01/2018 to 12/31/2018	$11.76015	$10.62785	197,247
01/01/2019 to 12/31/2019	$10.62785	$11.99156	175,992
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.68368	$11.93832	11,846
01/01/2011 to 12/31/2011	$11.93832	$11.76172	7,042
01/01/2012 to 12/31/2012	$11.76172	$13.23238	7,306
01/01/2013 to 12/31/2013	$13.23238	$17.86358	11,885
01/01/2014 to 12/31/2014	$17.86358	$18.62287	13,324
01/01/2015 to 12/31/2015	$18.62287	$17.11571	1,116
01/01/2016 to 12/31/2016	$17.11571	$20.69331	804
01/01/2017 to 12/31/2017	$20.69331	$22.57885	1,066
01/01/2018 to 12/31/2018	$22.57885	$18.86648	300
01/01/2019 to 12/31/2019	$18.86648	$22.50097	339

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.09198	$9.81677	137,154
01/01/2011 to 12/31/2011	$9.81677	$9.54946	472,914
01/01/2012 to 12/31/2012	$9.54946	$9.28705	104,195
01/01/2013 to 12/31/2013	$9.28705	$9.03167	74,694
01/01/2014 to 12/31/2014	$9.03167	$8.78328	77,006
01/01/2015 to 12/31/2015	$8.78328	$8.54174	51,457
01/01/2016 to 12/31/2016	$8.54174	$8.30743	38,075
01/01/2017 to 12/31/2017	$8.30743	$8.10722	30,679
01/01/2018 to 12/31/2018	$8.10722	$7.98559	20,947
01/01/2019 to 12/31/2019	$7.98559	$7.89728	20,473
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.97157	$11.00659	11,027
01/01/2011 to 12/31/2011	$11.00659	$11.04415	16,943
01/01/2012 to 12/31/2012	$11.04415	$12.23009	15,860
01/01/2013 to 12/31/2013	$12.23009	$12.74786	15,027
01/01/2014 to 12/31/2014	$12.74786	$12.71448	14,285
01/01/2015 to 12/31/2015	$12.71448	$11.92417	8,506
01/01/2016 to 12/31/2016	$11.92417	$13.38261	5,191
01/01/2017 to 12/31/2017	$13.38261	$13.98805	4,283
01/01/2018 to 12/31/2018	$13.98805	$13.33110	4,245
01/01/2019 to 12/31/2019	$13.33110	$14.94816	4,237
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.51236	$8.26729	561,803
01/01/2011 to 12/31/2011	$8.26729	$7.70399	505,503
01/01/2012 to 12/31/2012	$7.70399	$8.75680	516,662
01/01/2013 to 12/31/2013	$8.75680	$11.91079	481,491
01/01/2014 to 12/31/2014	$11.91079	$13.17567	433,833
01/01/2015 to 12/31/2015	$13.17567	$11.80925	321,668
01/01/2016 to 12/31/2016	$11.80925	$13.76921	270,301
01/01/2017 to 12/31/2017	$13.76921	$15.96190	188,443
01/01/2018 to 12/31/2018	$15.96190	$13.32393	147,032
01/01/2019 to 12/31/2019	$13.32393	$16.78317	132,851
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.69857	$10.79942	1,629,992
01/01/2011 to 12/31/2011	$10.79942	$9.14534	1,618,582
01/01/2012 to 12/31/2012	$9.14534	$10.70484	1,397,860
01/01/2013 to 12/31/2013	$10.70484	$12.39448	1,356,634
01/01/2014 to 12/31/2014	$12.39448	$11.38769	1,358,426
01/01/2015 to 12/31/2015	$11.38769	$11.42312	774,897
01/01/2016 to 12/31/2016	$11.42312	$10.68990	738,154
01/01/2017 to 12/31/2017	$10.68990	$14.08012	540,054
01/01/2018 to 12/31/2018	$14.08012	$11.86554	497,553
01/01/2019 to 12/31/2019	$11.86554	$15.24476	410,818
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.41008	$11.24607	211,511
01/01/2011 to 12/31/2011	$11.24607	$9.56462	184,715
01/01/2012 to 12/31/2012	$9.56462	$10.85232	187,032
01/01/2013 to 12/31/2013	$10.85232	$12.60847	191,458
01/01/2014 to 12/31/2014	$12.60847	$11.43972	176,058
01/01/2015 to 12/31/2015	$11.43972	$11.21606	155,404
01/01/2016 to 12/31/2016	$11.21606	$10.97164	129,260
01/01/2017 to 12/31/2017	$10.97164	$13.10520	99,047
01/01/2018 to 12/31/2018	$13.10520	$10.68645	83,356
01/01/2019 to 12/31/2019	$10.68645	$12.47351	79,445

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.44669	$9.34959	357,471
01/01/2011 to 12/31/2011	$9.34959	$9.04125	442,021
01/01/2012 to 12/31/2012	$9.04125	$9.98650	451,421
01/01/2013 to 12/31/2013	$9.98650	$11.29324	494,161
01/01/2014 to 12/31/2014	$11.29324	$11.68169	423,827
01/01/2015 to 12/31/2015	$11.68169	$11.24142	337,688
01/01/2016 to 12/31/2016	$11.24142	$11.50336	302,258
01/01/2017 to 12/31/2017	$11.50336	$13.08487	200,091
01/01/2018 to 12/31/2018	$13.08487	$11.78512	170,465
01/01/2019 to 12/31/2019	$11.78512	$13.68803	161,630
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.10498	$10.53189	115,802
01/01/2011 to 12/31/2011	$10.53189	$9.30539	108,976
01/01/2012 to 12/31/2012	$9.30539	$11.03184	95,646
01/01/2013 to 12/31/2013	$11.03184	$12.37660	86,508
01/01/2014 to 12/31/2014	$12.37660	$11.27002	87,427
01/01/2015 to 12/31/2015	$11.27002	$10.65375	42,225
01/01/2016 to 12/31/2016	$10.65375	$10.56164	37,755
01/01/2017 to 12/31/2017	$10.56164	$13.31595	25,050
01/01/2018 to 12/31/2018	$13.31595	$10.68578	24,077
01/01/2019 to 12/31/2019	$10.68578	$13.22093	19,481
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.72146	$11.18985	1,988,412
01/01/2011 to 12/31/2011	$11.18985	$10.90803	1,688,955
01/01/2012 to 12/31/2012	$10.90803	$11.74470	1,693,869
01/01/2013 to 12/31/2013	$11.74470	$12.68186	1,546,284
01/01/2014 to 12/31/2014	$12.68186	$13.00508	1,427,522
01/01/2015 to 12/31/2015	$13.00508	$12.62426	1,192,242
01/01/2016 to 12/31/2016	$12.62426	$12.74913	953,647
01/01/2017 to 12/31/2017	$12.74913	$13.90512	669,027
01/01/2018 to 12/31/2018	$13.90512	$12.82751	407,638
01/01/2019 to 12/31/2019	$12.82751	$14.29726	365,449
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27541	$11.12386	19,360
01/01/2011 to 12/31/2011	$11.12386	$10.89012	677
01/01/2012 to 12/31/2012	$10.89012	$12.19850	1,274
01/01/2013 to 12/31/2013	$12.19850	$16.19247	754
01/01/2014 to 12/31/2014	$16.19247	$17.24384	585
01/01/2015 to 12/31/2015	$17.24384	$18.55291	3,963
01/01/2016 to 12/31/2016	$18.55291	$17.77964	1,509
01/01/2017 to 12/31/2017	$17.77964	$23.48810	834
01/01/2018 to 12/31/2018	$23.48810	$22.47059	0
01/01/2019 to 12/31/2019	$22.47059	$28.97740	16
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.70780	$10.14122	3,268,952
01/01/2011 to 12/31/2011	$10.14122	$9.77273	2,896,966
01/01/2012 to 12/31/2012	$9.77273	$10.66921	2,645,643
01/01/2013 to 12/31/2013	$10.66921	$14.17478	2,265,220
01/01/2014 to 12/31/2014	$14.17478	$15.24484	1,976,476
01/01/2015 to 12/31/2015	$15.24484	$16.31893	1,086,498
01/01/2016 to 12/31/2016	$16.31893	$16.75636	947,214
01/01/2017 to 12/31/2017	$16.75636	$21.67340	689,574
01/01/2018 to 12/31/2018	$21.67340	$20.50760	566,577
01/01/2019 to 12/31/2019	$20.50760	$26.25216	467,733

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$10.96039	$11.94327	11,249
01/01/2011 to 12/31/2011	$11.94327	$11.25154	5,180
01/01/2012 to 12/31/2012	$11.25154	$13.46685	4,869
01/01/2013 to 12/31/2013	$13.46685	$16.71585	9,854
01/01/2014 to 12/31/2014	$16.71585	$16.84634	9,633
01/01/2015 to 12/31/2015	$16.84634	$16.14300	2,960
01/01/2016 to 12/31/2016	$16.14300	$16.81672	5,907
01/01/2017 to 12/31/2017	$16.81672	$20.25487	1,713
01/01/2018 to 12/31/2018	$20.25487	$17.81327	1,463
01/01/2019 to 12/31/2019	$17.81327	$22.51316	1,586
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.24525	114,505
01/01/2013 to 12/31/2013	$10.24525	$11.84816	166,074
01/01/2014 to 12/31/2014	$11.84816	$12.11446	193,362
01/01/2015 to 12/31/2015	$12.11446	$11.63504	139,684
01/01/2016 to 12/31/2016	$11.63504	$11.80493	113,845
01/01/2017 to 12/31/2017	$11.80493	$13.37481	103,152
01/01/2018 to 12/31/2018	$13.37481	$11.92888	91,691
01/01/2019 to 12/31/2019	$11.92888	$14.24165	89,085
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.52928	$10.45223	344,635
01/01/2011 to 12/31/2011	$10.45223	$10.10496	305,235
01/01/2012 to 12/31/2012	$10.10496	$11.50545	275,846
01/01/2013 to 12/31/2013	$11.50545	$15.29640	230,780
01/01/2014 to 12/31/2014	$15.29640	$16.17140	205,929
01/01/2015 to 12/31/2015	$16.17140	$16.86363	125,059
01/01/2016 to 12/31/2016	$16.86363	$16.71453	100,411
01/01/2017 to 12/31/2017	$16.71453	$21.24837	73,165
01/01/2018 to 12/31/2018	$21.24837	$21.10498	61,045
01/01/2019 to 12/31/2019	$21.10498	$28.27889	45,400
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99771	$10.15434	0
01/01/2013 to 12/31/2013	$10.15434	$13.28266	130
01/01/2014 to 12/31/2014	$13.28266	$14.23729	369
01/01/2015 to 12/31/2015	$14.23729	$13.74561	1,537
01/01/2016 to 12/31/2016	$13.74561	$15.16601	1,538
01/01/2017 to 12/31/2017	$15.16601	$17.30783	1,046
01/01/2018 to 12/31/2018	$17.30783	$15.12088	67
01/01/2019 to 12/31/2019	$15.12088	$19.02065	154
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.05904	$12.88737	333,876
01/01/2011 to 12/31/2011	$12.88737	$12.16040	300,190
01/01/2012 to 12/31/2012	$12.16040	$14.14502	254,265
01/01/2013 to 12/31/2013	$14.14502	$18.18456	223,560
01/01/2014 to 12/31/2014	$18.18456	$19.72308	197,236
01/01/2015 to 12/31/2015	$19.72308	$18.09010	115,588
01/01/2016 to 12/31/2016	$18.09010	$17.88318	106,365
01/01/2017 to 12/31/2017	$17.88318	$22.10474	78,048
01/01/2018 to 12/31/2018	$22.10474	$20.55868	64,423
01/01/2019 to 12/31/2019	$20.55868	$26.02244	54,732

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.95019	$10.74418	566,838
01/01/2011 to 12/31/2011	$10.74418	$10.18961	505,579
01/01/2012 to 12/31/2012	$10.18961	$11.60622	442,637
01/01/2013 to 12/31/2013	$11.60622	$16.02878	357,274
01/01/2014 to 12/31/2014	$16.02878	$17.80940	300,828
01/01/2015 to 12/31/2015	$17.80940	$16.34327	174,576
01/01/2016 to 12/31/2016	$16.34327	$18.79252	141,103
01/01/2017 to 12/31/2017	$18.79252	$20.79750	123,464
01/01/2018 to 12/31/2018	$20.79750	$16.89704	120,716
01/01/2019 to 12/31/2019	$16.89704	$19.88569	107,629
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$8.98003	$10.67821	14,634
01/01/2011 to 12/31/2011	$10.67821	$8.27962	5,061
01/01/2012 to 12/31/2012	$8.27962	$9.49516	1,147
01/01/2013 to 12/31/2013	$9.49516	$9.25458	707
01/01/2014 to 12/31/2014	$9.25458	$8.57855	281
01/01/2015 to 12/31/2015	$8.57855	$6.94698	89
01/01/2016 to 12/31/2016	$6.94698	$7.59154	68
01/01/2017 to 12/31/2017	$7.59154	$9.33094	10
01/01/2018 to 12/31/2018	$9.33094	$7.79840	0
01/01/2019 to 12/31/2019	$7.79840	$8.59633	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.17466	$10.94104	7,022,300
01/01/2011 to 12/31/2011	$10.94104	$10.74672	6,797,345
01/01/2012 to 12/31/2012	$10.74672	$11.53484	7,065,435
01/01/2013 to 12/31/2013	$11.53484	$12.25103	5,762,890
01/01/2014 to 12/31/2014	$12.25103	$12.60227	5,042,278
01/01/2015 to 12/31/2015	$12.60227	$12.27329	4,207,032
01/01/2016 to 12/31/2016	$12.27329	$12.59605	2,965,097
01/01/2017 to 12/31/2017	$12.59605	$13.49162	2,112,758
01/01/2018 to 12/31/2018	$13.49162	$12.74598	1,664,698
01/01/2019 to 12/31/2019	$12.74598	$14.22264	1,503,925
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01763	$10.05117	0
01/01/2012 to 12/31/2012	$10.05117	$10.46916	6,357
01/01/2013 to 12/31/2013	$10.46916	$9.94579	731
01/01/2014 to 12/31/2014	$9.94579	$10.25860	4,138
01/01/2015 to 12/31/2015	$10.25860	$9.94976	1,223
01/01/2016 to 12/31/2016	$9.94976	$10.08414	1,445
01/01/2017 to 12/31/2017	$10.08414	$10.36371	1,013
01/01/2018 to 12/31/2018	$10.36371	$9.99517	244
01/01/2019 to 12/31/2019	$9.99517	$10.66857	583
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.95062	$9.20281	6,943,038
01/01/2011 to 12/31/2011	$9.20281	$8.39401	6,149,329
01/01/2012 to 12/31/2012	$8.39401	$9.21743	5,860,428
01/01/2013 to 12/31/2013	$9.21743	$10.49027	5,588,507
01/01/2014 to 12/31/2014	$10.49027	$11.14011	5,348,893
01/01/2015 to 12/31/2015	$11.14011	$10.76734	5,037,966
01/01/2016 to 12/31/2016	$10.76734	$11.52904	3,793,917
01/01/2017 to 12/31/2017	$11.52904	$13.01785	2,844,059
01/01/2018 to 12/31/2018	$13.01785	$11.69637	2,291,412
01/01/2019 to 12/31/2019	$11.69637	$13.55627	2,107,521

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.58769	0
01/01/2014 to 12/31/2014	$11.58769	$12.98670	0
01/01/2015 to 12/31/2015	$12.98670	$12.82448	0
01/01/2016 to 12/31/2016	$12.82448	$13.82666	0
01/01/2017 to 12/31/2017	$13.82666	$16.32694	0
01/01/2018 to 12/31/2018	$16.32694	$14.74015	0
01/01/2019 to 12/31/2019	$14.74015	$17.94559	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.90892	$8.84913	1,465
01/01/2011 to 12/31/2011	$8.84913	$8.90376	1,332
01/01/2012 to 12/31/2012	$8.90376	$10.28672	2,969
01/01/2013 to 12/31/2013	$10.28672	$13.24795	7,138
01/01/2014 to 12/31/2014	$13.24795	$15.10149	6,340
01/01/2015 to 12/31/2015	$15.10149	$15.13842	2,806
01/01/2016 to 12/31/2016	$15.13842	$16.90901	1,488
01/01/2017 to 12/31/2017	$16.90901	$20.10481	1,210
01/01/2018 to 12/31/2018	$20.10481	$17.94249	862
01/01/2019 to 12/31/2019	$17.94249	$21.71825	888
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.83297	4,084
01/01/2012 to 12/31/2012	$8.83297	$9.71986	3,027
01/01/2013 to 12/31/2013	$9.71986	$11.56990	4,469
01/01/2014 to 12/31/2014	$11.56990	$11.98312	8,758
01/01/2015 to 12/31/2015	$11.98312	$11.67109	37,202
01/01/2016 to 12/31/2016	$11.67109	$12.06855	18,938
01/01/2017 to 12/31/2017	$12.06855	$13.87272	16,068
01/01/2018 to 12/31/2018	$13.87272	$12.60861	17,578
01/01/2019 to 12/31/2019	$12.60861	$14.86204	16,830
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.04381	$11.65797	644,217
01/01/2011 to 12/31/2011	$11.65797	$9.85116	634,564
01/01/2012 to 12/31/2012	$9.85116	$11.50282	540,643
01/01/2013 to 12/31/2013	$11.50282	$15.75213	448,885
01/01/2014 to 12/31/2014	$15.75213	$16.07579	409,582
01/01/2015 to 12/31/2015	$16.07579	$15.84237	240,597
01/01/2016 to 12/31/2016	$15.84237	$16.59396	206,283
01/01/2017 to 12/31/2017	$16.59396	$20.60789	159,070
01/01/2018 to 12/31/2018	$20.60789	$17.86500	142,918
01/01/2019 to 12/31/2019	$17.86500	$23.71226	115,026
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.70756	$12.87895	86,506
01/01/2011 to 12/31/2011	$12.87895	$12.40272	67,451
01/01/2012 to 12/31/2012	$12.40272	$13.52964	59,463
01/01/2013 to 12/31/2013	$13.52964	$17.78586	58,623
01/01/2014 to 12/31/2014	$17.78586	$17.95728	53,380
01/01/2015 to 12/31/2015	$17.95728	$17.60057	36,118
01/01/2016 to 12/31/2016	$17.60057	$19.18500	29,632
01/01/2017 to 12/31/2017	$19.18500	$23.12144	21,653
01/01/2018 to 12/31/2018	$23.12144	$20.59240	16,644
01/01/2019 to 12/31/2019	$20.59240	$26.05819	14,621

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54197	$11.69195	834,033
01/01/2011 to 12/31/2011	$11.69195	$10.69129	755,910
01/01/2012 to 12/31/2012	$10.69129	$12.28493	673,282
01/01/2013 to 12/31/2013	$12.28493	$16.41575	564,952
01/01/2014 to 12/31/2014	$16.41575	$16.80545	511,358
01/01/2015 to 12/31/2015	$16.80545	$15.63889	314,313
01/01/2016 to 12/31/2016	$15.63889	$19.65171	237,210
01/01/2017 to 12/31/2017	$19.65171	$20.51707	198,448
01/01/2018 to 12/31/2018	$20.51707	$16.54303	187,072
01/01/2019 to 12/31/2019	$16.54303	$19.62434	165,532
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.08991	$10.94443	2,381,502
01/01/2011 to 12/31/2011	$10.94443	$10.85512	2,168,883
01/01/2012 to 12/31/2012	$10.85512	$11.98084	2,361,251
01/01/2013 to 12/31/2013	$11.98084	$13.61281	2,519,178
01/01/2014 to 12/31/2014	$13.61281	$14.01693	2,370,271
01/01/2015 to 12/31/2015	$14.01693	$13.63720	2,364,779
01/01/2016 to 12/31/2016	$13.63720	$14.26365	2,351,828
01/01/2017 to 12/31/2017	$14.26365	$16.00992	1,527,027
01/01/2018 to 12/31/2018	$16.00992	$14.73796	1,294,485
01/01/2019 to 12/31/2019	$14.73796	$17.32026	1,169,277
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.19463	$12.60826	480,201
01/01/2011 to 12/31/2011	$12.60826	$12.05423	398,072
01/01/2012 to 12/31/2012	$12.05423	$13.78328	342,729
01/01/2013 to 12/31/2013	$13.78328	$19.30601	317,759
01/01/2014 to 12/31/2014	$19.30601	$20.34203	289,187
01/01/2015 to 12/31/2015	$20.34203	$21.67852	215,446
01/01/2016 to 12/31/2016	$21.67852	$21.65272	178,767
01/01/2017 to 12/31/2017	$21.65272	$29.03758	120,252
01/01/2018 to 12/31/2018	$29.03758	$29.32644	84,528
01/01/2019 to 12/31/2019	$29.32644	$36.57152	75,032
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.67084	$9.48175	97,851
01/01/2011 to 12/31/2011	$9.48175	$9.17609	66,863
01/01/2012 to 12/31/2012	$9.17609	$10.11918	59,984
01/01/2013 to 12/31/2013	$10.11918	$13.24887	57,459
01/01/2014 to 12/31/2014	$13.24887	$13.08521	53,964
01/01/2015 to 12/31/2015	$13.08521	$11.95365	43,176
01/01/2016 to 12/31/2016	$11.95365	$12.33812	32,204
01/01/2017 to 12/31/2017	$12.33812	$13.98610	30,233
01/01/2018 to 12/31/2018	$13.98610	$12.27873	26,104
01/01/2019 to 12/31/2019	$12.27873	$15.04226	845,544
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.64918	$14.81778	8,663
01/01/2011 to 12/31/2011	$14.81778	$12.26083	6,782
01/01/2012 to 12/31/2012	$12.26083	$12.35433	2,177
01/01/2013 to 12/31/2013	$12.35433	$13.86259	704
01/01/2014 to 12/31/2014	$13.86259	$12.35399	2,277
01/01/2015 to 12/31/2015	$12.35399	$9.70090	1,436
01/01/2016 to 12/31/2016	$9.70090	$11.75716	1,267
01/01/2017 to 12/31/2017	$11.75716	$12.61327	1,267
01/01/2018 to 12/31/2018	$12.61327	$10.22188	1,267
01/01/2019 to 12/31/2019	$10.22188	$11.61749	1,267

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.67294	$10.97562	590,706
01/01/2011 to 12/31/2011	$10.97562	$11.11461	493,366
01/01/2012 to 12/31/2012	$11.11461	$11.37326	476,186
01/01/2013 to 12/31/2013	$11.37326	$10.64538	580,606
01/01/2014 to 12/31/2014	$10.64538	$10.41024	567,601
01/01/2015 to 12/31/2015	$10.41024	$9.65638	302,540
01/01/2016 to 12/31/2016	$9.65638	$9.80071	275,804
01/01/2017 to 12/31/2017	$9.80071	$9.72644	263,813
01/01/2018 to 12/31/2018	$9.72644	$9.64668	206,498
01/01/2019 to 12/31/2019	$9.64668	$9.53185	218,037
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.25441	$11.12493	47,273
01/01/2011 to 12/31/2011	$11.12493	$10.44608	40,723
01/01/2012 to 12/31/2012	$10.44608	$12.02860	33,606
01/01/2013 to 12/31/2013	$12.02860	$15.48977	37,033
01/01/2014 to 12/31/2014	$15.48977	$17.31881	35,288
01/01/2015 to 12/31/2015	$17.31881	$15.72952	25,248
01/01/2016 to 12/31/2016	$15.72952	$17.43906	22,145
01/01/2017 to 12/31/2017	$17.43906	$20.10388	16,005
01/01/2018 to 12/31/2018	$20.10388	$16.31733	12,270
01/01/2019 to 12/31/2019	$16.31733	$18.90671	13,739
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.38633	$9.34957	45,397
01/01/2011 to 12/31/2011	$9.34957	$8.77863	134,227
01/01/2012 to 12/31/2012	$8.77863	$9.47645	161,285
01/01/2013 to 12/31/2013	$9.47645	$11.10550	466,868
01/01/2014 to 12/31/2014	$11.10550	$11.39462	548,801
01/01/2015 to 12/31/2015	$11.39462	$11.01111	473,966
01/01/2016 to 12/31/2016	$11.01111	$11.40774	415,108
01/01/2017 to 12/31/2017	$11.40774	$12.60313	342,745
01/01/2018 to 12/31/2018	$12.60313	$11.64221	294,049
01/01/2019 to 12/31/2019	$11.64221	$13.64920	262,912
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.97307	$10.45510	293,625
01/01/2011 to 12/31/2011	$10.45510	$10.78075	311,846
01/01/2012 to 12/31/2012	$10.78075	$11.30708	262,032
01/01/2013 to 12/31/2013	$11.30708	$10.83196	293,801
01/01/2014 to 12/31/2014	$10.83196	$11.29230	265,799
01/01/2015 to 12/31/2015	$11.29230	$11.11757	177,922
01/01/2016 to 12/31/2016	$11.11757	$11.36937	135,905
01/01/2017 to 12/31/2017	$11.36937	$11.75507	101,219
01/01/2018 to 12/31/2018	$11.75507	$11.17121	294,787
01/01/2019 to 12/31/2019	$11.17121	$12.20043	284,670
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99267	$9.05277	0
01/01/2012 to 12/31/2012	$9.05277	$10.45164	0
01/01/2013 to 12/31/2013	$10.45164	$13.31907	5,778
01/01/2014 to 12/31/2014	$13.31907	$14.61442	5,935
01/01/2015 to 12/31/2015	$14.61442	$14.50622	5,935
01/01/2016 to 12/31/2016	$14.50622	$16.19835	5,753
01/01/2017 to 12/31/2017	$16.19835	$17.10509	5,753
01/01/2018 to 12/31/2018	$17.10509	$15.37230	5,753
01/01/2019 to 12/31/2019	$15.37230	$18.70087	5,753

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.61747	$10.87219	0
01/01/2011 to 12/31/2011	$10.87219	$10.99150	0
01/01/2012 to 12/31/2012	$10.99150	$12.92230	1,682
01/01/2013 to 12/31/2013	$12.92230	$17.66225	5,268
01/01/2014 to 12/31/2014	$17.66225	$20.55531	5,730
01/01/2015 to 12/31/2015	$20.55531	$20.62230	1,296
01/01/2016 to 12/31/2016	$20.62230	$17.75778	0
01/01/2017 to 12/31/2017	$17.75778	$20.00427	0
01/01/2018 to 12/31/2018	$20.00427	$19.62693	0
01/01/2019 to 12/31/2019	$19.62693	$25.29150	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04962	$9.69143	0
01/01/2013 to 12/31/2013	$9.69143	$12.91380	0
01/01/2014 to 12/31/2014	$12.91380	$13.56799	0
01/01/2015 to 12/31/2015	$13.56799	$13.35405	0
01/01/2016 to 12/31/2016	$13.35405	$13.08590	0
01/01/2017 to 12/31/2017	$13.08590	$15.58972	0
01/01/2018 to 12/31/2018	$15.58972	$14.31214	0
01/01/2019 to 12/31/2019	$14.31214	$18.69833	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.87523	$11.65020	0
01/01/2011 to 12/31/2011	$11.65020	$10.75770	0
01/01/2012 to 12/31/2012	$10.75770	$11.64120	0
01/01/2013 to 12/31/2013	$11.64120	$14.16778	0
01/01/2014 to 12/31/2014	$14.16778	$15.30092	0
01/01/2015 to 12/31/2015	$15.30092	$15.89424	0
01/01/2016 to 12/31/2016	$15.89424	$15.34137	0
01/01/2017 to 12/31/2017	$15.34137	$20.16316	0
01/01/2018 to 12/31/2018	$20.16316	$19.51638	0
01/01/2019 to 12/31/2019	$19.51638	$25.78972	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12615	$9.68536	1,297
01/01/2017 to 12/31/2017	$9.68536	$13.29113	1,126
01/01/2018 to 12/31/2018	$13.29113	$10.63471	1,262
01/01/2019 to 12/31/2019	$10.63471	$12.67791	1,274
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.51901	$17.19152	0
01/01/2011 to 12/31/2011	$17.19152	$12.20559	0
01/01/2012 to 12/31/2012	$12.20559	$13.70598	0
01/01/2013 to 12/31/2013	$13.70598	$15.32484	0
01/01/2014 to 12/31/2014	$15.32484	$14.66952	0
01/01/2015 to 12/31/2015	$14.66952	$12.92763	0
01/01/2016 to 12/31/2016	$12.92763	$12.65354	0
01/01/2017 to 12/31/2017	$12.65354	$16.35303	0
01/01/2018 to 12/31/2018	$16.35303	$12.94374	0
01/01/2019 to 12/31/2019	$12.94374	$15.89918	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.86107	$4.06786	0
01/01/2011 to 12/31/2011	$4.06786	$2.89775	0
01/01/2012 to 12/31/2012	$2.89775	$3.75923	0
01/01/2013 to 12/31/2013	$3.75923	$4.87907	0
01/01/2014 to 12/31/2014	$4.87907	$5.23735	0
01/01/2015 to 12/31/2015	$5.23735	$5.07121	0
01/01/2016 to 12/31/2016	$5.07121	$6.07775	0
01/01/2017 to 12/31/2017	$6.07775	$6.97029	0
01/01/2018 to 12/31/2018	$6.97029	$5.56448	0
01/01/2019 to 12/31/2019	$5.56448	$7.38273	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.11167	$12.75409	2,719
01/01/2011 to 12/31/2011	$12.75409	$10.40033	0
01/01/2012 to 12/31/2012	$10.40033	$10.97190	0
01/01/2013 to 12/31/2013	$10.97190	$12.63704	0
01/01/2014 to 12/31/2014	$12.63704	$12.49662	0
01/01/2015 to 12/31/2015	$12.49662	$10.46081	0
01/01/2016 to 12/31/2016	$10.46081	$12.05521	0
01/01/2017 to 12/31/2017	$12.05521	$14.41649	0
01/01/2018 to 12/31/2018	$14.41649	$11.54232	0
01/01/2019 to 12/31/2019	$11.54232	$13.21379	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.03088	$6.41985	269
01/01/2011 to 12/31/2011	$6.41985	$5.68899	0
01/01/2012 to 12/31/2012	$5.68899	$4.61395	0
01/01/2013 to 12/31/2013	$4.61395	$3.29564	0
01/01/2014 to 12/31/2014	$3.29564	$2.74831	0
01/01/2015 to 12/31/2015	$2.74831	$2.54111	0
01/01/2016 to 12/31/2016	$2.54111	$2.14881	0
01/01/2017 to 12/31/2017	$2.14881	$1.71443	0
01/01/2018 to 12/31/2018	$1.71443	$1.73459	0
01/01/2019 to 12/31/2019	$1.73459	$1.29981	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.10142	$12.36904	0
01/01/2011 to 12/31/2011	$12.36904	$12.81872	0
01/01/2012 to 12/31/2012	$12.81872	$17.53999	0
01/01/2013 to 12/31/2013	$17.53999	$28.72898	0
01/01/2014 to 12/31/2014	$28.72898	$36.24512	0
01/01/2015 to 12/31/2015	$36.24512	$36.41157	0
01/01/2016 to 12/31/2016	$36.41157	$29.93137	0
01/01/2017 to 12/31/2017	$29.93137	$35.67302	0
01/01/2018 to 12/31/2018	$35.67302	$32.34552	0
01/01/2019 to 12/31/2019	$32.34552	$36.63251	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.27336	$9.05801	0
01/01/2011 to 12/31/2011	$9.05801	$8.80949	816
01/01/2012 to 12/31/2012	$8.80949	$9.75656	998
01/01/2013 to 12/31/2013	$9.75656	$12.31174	0
01/01/2014 to 12/31/2014	$12.31174	$13.34644	0
01/01/2015 to 12/31/2015	$13.34644	$12.91997	0
01/01/2016 to 12/31/2016	$12.91997	$13.77952	0
01/01/2017 to 12/31/2017	$13.77952	$15.99402	0
01/01/2018 to 12/31/2018	$15.99402	$14.59563	0
01/01/2019 to 12/31/2019	$14.59563	$18.29396	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.41587	$10.74702	7,197
01/01/2011 to 12/31/2011	$10.74702	$11.17801	998
01/01/2012 to 12/31/2012	$11.17801	$12.05038	1,744
01/01/2013 to 12/31/2013	$12.05038	$15.05350	3,425
01/01/2014 to 12/31/2014	$15.05350	$16.13683	3,904
01/01/2015 to 12/31/2015	$16.13683	$16.34648	557
01/01/2016 to 12/31/2016	$16.34648	$16.46151	527
01/01/2017 to 12/31/2017	$16.46151	$18.42048	327
01/01/2018 to 12/31/2018	$18.42048	$15.25959	66
01/01/2019 to 12/31/2019	$15.25959	$18.78178	140
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.98731	$9.42931	3,330
01/01/2011 to 12/31/2011	$9.42931	$9.67490	1,240
01/01/2012 to 12/31/2012	$9.67490	$11.48757	1,877
01/01/2013 to 12/31/2013	$11.48757	$15.62598	4,895
01/01/2014 to 12/31/2014	$15.62598	$17.08982	4,202
01/01/2015 to 12/31/2015	$17.08982	$17.39919	802
01/01/2016 to 12/31/2016	$17.39919	$17.63030	240
01/01/2017 to 12/31/2017	$17.63030	$20.29637	0
01/01/2018 to 12/31/2018	$20.29637	$19.85661	0
01/01/2019 to 12/31/2019	$19.85661	$24.06865	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.30888	$9.29148	1,679
01/01/2011 to 12/31/2011	$9.29148	$8.23340	907
01/01/2012 to 12/31/2012	$8.23340	$9.33536	1,673
01/01/2013 to 12/31/2013	$9.33536	$11.04290	0
01/01/2014 to 12/31/2014	$11.04290	$9.81042	0
01/01/2015 to 12/31/2015	$9.81042	$8.50266	0
01/01/2016 to 12/31/2016	$8.50266	$8.91526	0
01/01/2017 to 12/31/2017	$8.91526	$10.38010	0
01/01/2018 to 12/31/2018	$10.38010	$8.66692	0
01/01/2019 to 12/31/2019	$8.66692	$9.92785	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.09278	$5.49417	0
01/01/2011 to 12/31/2011	$5.49417	$4.60421	0
01/01/2012 to 12/31/2012	$4.60421	$5.58464	0
01/01/2013 to 12/31/2013	$5.58464	$7.17338	0
01/01/2014 to 12/31/2014	$7.17338	$7.87728	2,730
01/01/2015 to 12/31/2015	$7.87728	$7.54613	2,730
01/01/2016 to 12/31/2016	$7.54613	$8.46361	2,646
01/01/2017 to 12/31/2017	$8.46361	$9.72884	2,646
01/01/2018 to 12/31/2018	$9.72884	$8.47319	2,646
01/01/2019 to 12/31/2019	$8.47319	$10.73465	2,646
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.51778	$9.51942	343
01/01/2011 to 12/31/2011	$9.51942	$10.19439	3,455
01/01/2012 to 12/31/2012	$10.19439	$11.63899	3,856
01/01/2013 to 12/31/2013	$11.63899	$15.81937	6,927
01/01/2014 to 12/31/2014	$15.81937	$19.03034	6,261
01/01/2015 to 12/31/2015	$19.03034	$19.43667	0
01/01/2016 to 12/31/2016	$19.43667	$18.13738	0
01/01/2017 to 12/31/2017	$18.13738	$21.33004	0
01/01/2018 to 12/31/2018	$21.33004	$21.66016	0
01/01/2019 to 12/31/2019	$21.66016	$25.14499	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.30824	$9.99885	3,430
01/01/2011 to 12/31/2011	$9.99885	$9.55071	1,594
01/01/2012 to 12/31/2012	$9.55071	$10.75494	2,885
01/01/2013 to 12/31/2013	$10.75494	$14.45347	3,596
01/01/2014 to 12/31/2014	$14.45347	$14.83996	1,852
01/01/2015 to 12/31/2015	$14.83996	$13.93821	0
01/01/2016 to 12/31/2016	$13.93821	$15.93458	0
01/01/2017 to 12/31/2017	$15.93458	$18.96898	0
01/01/2018 to 12/31/2018	$18.96898	$16.08972	0
01/01/2019 to 12/31/2019	$16.08972	$20.41859	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.44639	$16.37456	0
01/01/2011 to 12/31/2011	$16.37456	$14.82470	0
01/01/2012 to 12/31/2012	$14.82470	$17.26551	0
01/01/2013 to 12/31/2013	$17.26551	$25.47371	0
01/01/2014 to 12/31/2014	$25.47371	$25.05102	0
01/01/2015 to 12/31/2015	$25.05102	$29.32073	0
01/01/2016 to 12/31/2016	$29.32073	$30.09341	0
01/01/2017 to 12/31/2017	$30.09341	$39.82031	0
01/01/2018 to 12/31/2018	$39.82031	$40.62949	0
01/01/2019 to 12/31/2019	$40.62949	$46.63396	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.80589	$7.09529	722
01/01/2011 to 12/31/2011	$7.09529	$5.62108	248
01/01/2012 to 12/31/2012	$5.62108	$6.72060	1,676
01/01/2013 to 12/31/2013	$6.72060	$9.68864	0
01/01/2014 to 12/31/2014	$9.68864	$9.72623	0
01/01/2015 to 12/31/2015	$9.72623	$10.00825	0
01/01/2016 to 12/31/2016	$10.00825	$9.77405	0
01/01/2017 to 12/31/2017	$9.77405	$11.26005	0
01/01/2018 to 12/31/2018	$11.26005	$9.67464	0
01/01/2019 to 12/31/2019	$9.67464	$11.29016	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.73218	$9.61183	4,454
01/01/2011 to 12/31/2011	$9.61183	$9.64061	353
01/01/2012 to 12/31/2012	$9.64061	$10.56723	785
01/01/2013 to 12/31/2013	$10.56723	$13.42825	0
01/01/2014 to 12/31/2014	$13.42825	$14.74730	0
01/01/2015 to 12/31/2015	$14.74730	$14.88062	0
01/01/2016 to 12/31/2016	$14.88062	$15.19828	0
01/01/2017 to 12/31/2017	$15.19828	$18.52026	0
01/01/2018 to 12/31/2018	$18.52026	$17.67318	0
01/01/2019 to 12/31/2019	$17.67318	$22.15252	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.72597	$8.48241	457
01/01/2011 to 12/31/2011	$8.48241	$8.14400	4,407
01/01/2012 to 12/31/2012	$8.14400	$9.14091	0
01/01/2013 to 12/31/2013	$9.14091	$11.54696	0
01/01/2014 to 12/31/2014	$11.54696	$12.40563	0
01/01/2015 to 12/31/2015	$12.40563	$11.49305	0
01/01/2016 to 12/31/2016	$11.49305	$12.90269	0
01/01/2017 to 12/31/2017	$12.90269	$14.23481	0
01/01/2018 to 12/31/2018	$14.23481	$12.37019	0
01/01/2019 to 12/31/2019	$12.37019	$15.61202	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.47940	$11.83875	3,897
01/01/2011 to 12/31/2011	$11.83875	$11.18060	537
01/01/2012 to 12/31/2012	$11.18060	$12.54492	415
01/01/2013 to 12/31/2013	$12.54492	$15.92425	0
01/01/2014 to 12/31/2014	$15.92425	$16.39873	0
01/01/2015 to 12/31/2015	$16.39873	$15.99295	0
01/01/2016 to 12/31/2016	$15.99295	$17.55710	0
01/01/2017 to 12/31/2017	$17.55710	$20.20179	0
01/01/2018 to 12/31/2018	$20.20179	$17.29004	0
01/01/2019 to 12/31/2019	$17.29004	$20.89090	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.97953	$10.51873	2,975
01/01/2011 to 12/31/2011	$10.51873	$9.82848	459
01/01/2012 to 12/31/2012	$9.82848	$11.14090	1,265
01/01/2013 to 12/31/2013	$11.14090	$14.31905	0
01/01/2014 to 12/31/2014	$14.31905	$15.34360	0
01/01/2015 to 12/31/2015	$15.34360	$13.69436	0
01/01/2016 to 12/31/2016	$13.69436	$16.56068	0
01/01/2017 to 12/31/2017	$16.56068	$17.81525	0
01/01/2018 to 12/31/2018	$17.81525	$15.02036	0
01/01/2019 to 12/31/2019	$15.02036	$18.12514	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.25604	$11.79404	0
01/01/2011 to 12/31/2011	$11.79404	$11.63737	0
01/01/2012 to 12/31/2012	$11.63737	$13.15362	0
01/01/2013 to 12/31/2013	$13.15362	$17.17655	0
01/01/2014 to 12/31/2014	$17.17655	$19.54501	0
01/01/2015 to 12/31/2015	$19.54501	$20.42458	0
01/01/2016 to 12/31/2016	$20.42458	$20.90859	0
01/01/2017 to 12/31/2017	$20.90859	$26.51166	0
01/01/2018 to 12/31/2018	$26.51166	$25.29646	0
01/01/2019 to 12/31/2019	$25.29646	$33.63024	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.39110	$13.04571	2,407
01/01/2011 to 12/31/2011	$13.04571	$12.97271	1,539
01/01/2012 to 12/31/2012	$12.97271	$12.98066	1,877
01/01/2013 to 12/31/2013	$12.98066	$15.66246	0
01/01/2014 to 12/31/2014	$15.66246	$13.57611	0
01/01/2015 to 12/31/2015	$13.57611	$10.11659	0
01/01/2016 to 12/31/2016	$10.11659	$12.21862	0
01/01/2017 to 12/31/2017	$12.21862	$11.50636	0
01/01/2018 to 12/31/2018	$11.50636	$8.92541	0
01/01/2019 to 12/31/2019	$8.92541	$9.41919	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.13492	$8.92622	0
01/01/2011 to 12/31/2011	$8.92622	$10.08184	0
01/01/2012 to 12/31/2012	$10.08184	$10.96619	0
01/01/2013 to 12/31/2013	$10.96619	$14.03774	0
01/01/2014 to 12/31/2014	$14.03774	$16.29484	0
01/01/2015 to 12/31/2015	$16.29484	$16.55087	0
01/01/2016 to 12/31/2016	$16.55087	$15.49577	0
01/01/2017 to 12/31/2017	$15.49577	$16.63175	0
01/01/2018 to 12/31/2018	$16.63175	$15.16926	0
01/01/2019 to 12/31/2019	$15.16926	$16.82339	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.24324	$17.12050	999
01/01/2011 to 12/31/2011	$17.12050	$13.45111	0
01/01/2012 to 12/31/2012	$13.45111	$11.17737	0
01/01/2013 to 12/31/2013	$11.17737	$6.74500	0
01/01/2014 to 12/31/2014	$6.74500	$4.99374	0
01/01/2015 to 12/31/2015	$4.99374	$3.26074	0
01/01/2016 to 12/31/2016	$3.26074	$4.94156	0
01/01/2017 to 12/31/2017	$4.94156	$5.05973	0
01/01/2018 to 12/31/2018	$5.05973	$4.25706	0
01/01/2019 to 12/31/2019	$4.25706	$6.04380	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.01222	$9.71615	0
01/01/2011 to 12/31/2011	$9.71615	$9.89831	121
01/01/2012 to 12/31/2012	$9.89831	$11.27854	148
01/01/2013 to 12/31/2013	$11.27854	$10.97849	0
01/01/2014 to 12/31/2014	$10.97849	$13.34780	1,684
01/01/2015 to 12/31/2015	$13.34780	$13.02286	1,684
01/01/2016 to 12/31/2016	$13.02286	$13.39091	2,308
01/01/2017 to 12/31/2017	$13.39091	$14.07203	2,033
01/01/2018 to 12/31/2018	$14.07203	$12.90326	1,713
01/01/2019 to 12/31/2019	$12.90326	$15.90632	1,794
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$6.96968	$5.69157	0
01/01/2011 to 12/31/2011	$5.69157	$3.45941	0
01/01/2012 to 12/31/2012	$3.45941	$3.13069	0
01/01/2013 to 12/31/2013	$3.13069	$3.54636	0
01/01/2014 to 12/31/2014	$3.54636	$2.40526	0
01/01/2015 to 12/31/2015	$2.40526	$2.30201	0
01/01/2016 to 12/31/2016	$2.30201	$2.12337	0
01/01/2017 to 12/31/2017	$2.12337	$1.81927	0
01/01/2018 to 12/31/2018	$1.81927	$1.84268	0
01/01/2019 to 12/31/2019	$1.84268	$1.47990	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.81678	$8.54509	0
01/01/2011 to 12/31/2011	$8.54509	$7.98637	0
01/01/2012 to 12/31/2012	$7.98637	$7.44230	0
01/01/2013 to 12/31/2013	$7.44230	$9.66069	0
01/01/2014 to 12/31/2014	$9.66069	$12.63929	0
01/01/2015 to 12/31/2015	$12.63929	$11.93827	0
01/01/2016 to 12/31/2016	$11.93827	$14.82820	0
01/01/2017 to 12/31/2017	$14.82820	$19.54958	0
01/01/2018 to 12/31/2018	$19.54958	$17.06382	0
01/01/2019 to 12/31/2019	$17.06382	$24.85480	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.38748	$4.60625	0
01/01/2011 to 12/31/2011	$4.60625	$4.11134	0
01/01/2012 to 12/31/2012	$4.11134	$3.24030	0
01/01/2013 to 12/31/2013	$3.24030	$2.27835	0
01/01/2014 to 12/31/2014	$2.27835	$1.94017	0
01/01/2015 to 12/31/2015	$1.94017	$1.85463	0
01/01/2016 to 12/31/2016	$1.85463	$1.43963	0
01/01/2017 to 12/31/2017	$1.43963	$1.19212	0
01/01/2018 to 12/31/2018	$1.19212	$1.28629	0
01/01/2019 to 12/31/2019	$1.28629	$0.98614	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.28402	$4.81641	0
01/01/2011 to 12/31/2011	$4.81641	$4.19352	0
01/01/2012 to 12/31/2012	$4.19352	$3.31144	0
01/01/2013 to 12/31/2013	$3.31144	$2.27340	0
01/01/2014 to 12/31/2014	$2.27340	$1.78233	0
01/01/2015 to 12/31/2015	$1.78233	$1.50714	0
01/01/2016 to 12/31/2016	$1.50714	$1.31835	0
01/01/2017 to 12/31/2017	$1.31835	$0.95851	0
01/01/2018 to 12/31/2018	$0.95851	$0.90509	0
01/01/2019 to 12/31/2019	$0.90509	$0.63322	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.35740	$4.39298	0
01/01/2011 to 12/31/2011	$4.39298	$3.88410	0
01/01/2012 to 12/31/2012	$3.88410	$3.06069	0
01/01/2013 to 12/31/2013	$3.06069	$2.04620	0
01/01/2014 to 12/31/2014	$2.04620	$1.80618	0
01/01/2015 to 12/31/2015	$1.80618	$1.74202	0
01/01/2016 to 12/31/2016	$1.74202	$1.32837	0
01/01/2017 to 12/31/2017	$1.32837	$1.10848	0
01/01/2018 to 12/31/2018	$1.10848	$1.18991	0
01/01/2019 to 12/31/2019	$1.18991	$0.91666	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.83752	$10.80573	2,784
01/01/2011 to 12/31/2011	$10.80573	$10.64374	138
01/01/2012 to 12/31/2012	$10.64374	$11.64237	153
01/01/2013 to 12/31/2013	$11.64237	$15.89961	0
01/01/2014 to 12/31/2014	$15.89961	$15.79831	1,141
01/01/2015 to 12/31/2015	$15.79831	$15.54402	1,141
01/01/2016 to 12/31/2016	$15.54402	$18.17672	1,636
01/01/2017 to 12/31/2017	$18.17672	$19.97109	1,405
01/01/2018 to 12/31/2018	$19.97109	$18.30239	1,160
01/01/2019 to 12/31/2019	$18.30239	$21.20177	1,230
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.38937	$9.96215	3,373
01/01/2011 to 12/31/2011	$9.96215	$9.29122	623
01/01/2012 to 12/31/2012	$9.29122	$10.49501	603
01/01/2013 to 12/31/2013	$10.49501	$14.05201	455
01/01/2014 to 12/31/2014	$14.05201	$14.46006	451
01/01/2015 to 12/31/2015	$14.46006	$12.89824	492
01/01/2016 to 12/31/2016	$12.89824	$16.15442	407
01/01/2017 to 12/31/2017	$16.15442	$17.23724	414
01/01/2018 to 12/31/2018	$17.23724	$14.37777	460
01/01/2019 to 12/31/2019	$14.37777	$17.13744	439
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.48999	$11.29656	0
01/01/2011 to 12/31/2011	$11.29656	$10.83644	0
01/01/2012 to 12/31/2012	$10.83644	$11.62399	0
01/01/2013 to 12/31/2013	$11.62399	$14.15233	0
01/01/2014 to 12/31/2014	$14.15233	$16.25660	0
01/01/2015 to 12/31/2015	$16.25660	$16.18943	0
01/01/2016 to 12/31/2016	$16.18943	$17.68900	0
01/01/2017 to 12/31/2017	$17.68900	$23.25743	0
01/01/2018 to 12/31/2018	$23.25743	$22.09514	0
01/01/2019 to 12/31/2019	$22.09514	$31.19687	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$8.93811	$10.05599	0
01/01/2011 to 12/31/2011	$10.05599	$9.96264	905
01/01/2012 to 12/31/2012	$9.96264	$11.28841	2,223
01/01/2013 to 12/31/2013	$11.28841	$12.30290	716
01/01/2014 to 12/31/2014	$12.30290	$12.03220	673
01/01/2015 to 12/31/2015	$12.03220	$11.87944	427
01/01/2016 to 12/31/2016	$11.87944	$14.05588	788
01/01/2017 to 12/31/2017	$14.05588	$13.38007	602
01/01/2018 to 12/31/2018	$13.38007	$11.04477	211
01/01/2019 to 12/31/2019	$11.04477	$12.32748	203
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.02197	$10.73123	328
01/01/2011 to 12/31/2011	$10.73123	$14.97895	1,042
01/01/2012 to 12/31/2012	$14.97895	$14.70796	323
01/01/2013 to 12/31/2013	$14.70796	$11.56958	0
01/01/2014 to 12/31/2014	$11.56958	$15.34618	0
01/01/2015 to 12/31/2015	$15.34618	$14.08222	0
01/01/2016 to 12/31/2016	$14.08222	$13.65387	0
01/01/2017 to 12/31/2017	$13.65387	$14.53941	0
01/01/2018 to 12/31/2018	$14.53941	$13.37062	0
01/01/2019 to 12/31/2019	$13.37062	$15.37222	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.37351	$6.38425	0
01/01/2011 to 12/31/2011	$6.38425	$5.90906	0
01/01/2012 to 12/31/2012	$5.90906	$7.40781	0
01/01/2013 to 12/31/2013	$7.40781	$12.10682	0
01/01/2014 to 12/31/2014	$12.10682	$14.51002	0
01/01/2015 to 12/31/2015	$14.51002	$13.70409	0
01/01/2016 to 12/31/2016	$13.70409	$15.80743	0
01/01/2017 to 12/31/2017	$15.80743	$21.68067	0
01/01/2018 to 12/31/2018	$21.68067	$17.81191	0
01/01/2019 to 12/31/2019	$17.81191	$27.74491	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.44739	$9.38527	0
01/01/2011 to 12/31/2011	$9.38527	$7.88161	0
01/01/2012 to 12/31/2012	$7.88161	$10.15463	0
01/01/2013 to 12/31/2013	$10.15463	$16.84914	0
01/01/2014 to 12/31/2014	$16.84914	$18.89975	0
01/01/2015 to 12/31/2015	$18.89975	$16.69832	0
01/01/2016 to 12/31/2016	$16.69832	$22.39762	0
01/01/2017 to 12/31/2017	$22.39762	$28.07028	0
01/01/2018 to 12/31/2018	$28.07028	$19.98677	0
01/01/2019 to 12/31/2019	$19.98677	$28.72612	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$7.96982	$10.48089	0
01/01/2011 to 12/31/2011	$10.48089	$10.07155	0
01/01/2012 to 12/31/2012	$10.07155	$13.10005	0
01/01/2013 to 12/31/2013	$13.10005	$22.81063	0
01/01/2014 to 12/31/2014	$22.81063	$30.13418	0
01/01/2015 to 12/31/2015	$30.13418	$33.29218	0
01/01/2016 to 12/31/2016	$33.29218	$35.17131	0
01/01/2017 to 12/31/2017	$35.17131	$57.58313	0
01/01/2018 to 12/31/2018	$57.58313	$50.59698	0
01/01/2019 to 12/31/2019	$50.59698	$88.40702	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.95269	$7.14987	0
01/01/2011 to 12/31/2011	$7.14987	$5.64378	0
01/01/2012 to 12/31/2012	$5.64378	$7.10819	0
01/01/2013 to 12/31/2013	$7.10819	$12.90375	0
01/01/2014 to 12/31/2014	$12.90375	$13.22382	0
01/01/2015 to 12/31/2015	$13.22382	$11.19127	0
01/01/2016 to 12/31/2016	$11.19127	$15.19385	0
01/01/2017 to 12/31/2017	$15.19385	$18.50107	0
01/01/2018 to 12/31/2018	$18.50107	$13.14034	0
01/01/2019 to 12/31/2019	$13.14034	$18.82738	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.06675	$10.37255	0
01/01/2011 to 12/31/2011	$10.37255	$11.85437	1,095
01/01/2012 to 12/31/2012	$11.85437	$11.54386	1,471
01/01/2013 to 12/31/2013	$11.54386	$12.72111	679
01/01/2014 to 12/31/2014	$12.72111	$15.57374	526
01/01/2015 to 12/31/2015	$15.57374	$14.17574	358
01/01/2016 to 12/31/2016	$14.17574	$15.86563	655
01/01/2017 to 12/31/2017	$15.86563	$17.07235	403
01/01/2018 to 12/31/2018	$17.07235	$17.07901	140
01/01/2019 to 12/31/2019	$17.07901	$20.40877	129
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.88082	$10.95545	2,206
01/01/2011 to 12/31/2011	$10.95545	$9.06539	1,213
01/01/2012 to 12/31/2012	$9.06539	$10.79007	1,057
01/01/2013 to 12/31/2013	$10.79007	$12.47344	2,560
01/01/2014 to 12/31/2014	$12.47344	$11.43711	1,052
01/01/2015 to 12/31/2015	$11.43711	$11.49708	964
01/01/2016 to 12/31/2016	$11.49708	$10.78105	1,000
01/01/2017 to 12/31/2017	$10.78105	$14.24078	809
01/01/2018 to 12/31/2018	$14.24078	$12.07279	820
01/01/2019 to 12/31/2019	$12.07279	$15.54296	697
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.85661	$10.65393	970
01/01/2011 to 12/31/2011	$10.65393	$9.03608	581
01/01/2012 to 12/31/2012	$9.03608	$9.98939	567
01/01/2013 to 12/31/2013	$9.98939	$11.65175	548
01/01/2014 to 12/31/2014	$11.65175	$10.73069	608
01/01/2015 to 12/31/2015	$10.73069	$10.67510	595
01/01/2016 to 12/31/2016	$10.67510	$10.72024	614
01/01/2017 to 12/31/2017	$10.72024	$13.01813	549
01/01/2018 to 12/31/2018	$13.01813	$10.52393	629
01/01/2019 to 12/31/2019	$10.52393	$11.82123	636
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.86691	$13.63406	12,116
01/01/2011 to 12/31/2011	$13.63406	$12.54942	5,363
01/01/2012 to 12/31/2012	$12.54942	$14.73674	4,519
01/01/2013 to 12/31/2013	$14.73674	$20.09548	6,930
01/01/2014 to 12/31/2014	$20.09548	$20.34165	6,852
01/01/2015 to 12/31/2015	$20.34165	$20.10291	194
01/01/2016 to 12/31/2016	$20.10291	$19.70146	122
01/01/2017 to 12/31/2017	$19.70146	$25.85882	200
01/01/2018 to 12/31/2018	$25.85882	$25.27405	85
01/01/2019 to 12/31/2019	$25.27405	$33.77058	218

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59296	$12.18495	612
01/01/2011 to 12/31/2011	$12.18495	$11.33590	0
01/01/2012 to 12/31/2012	$11.33590	$11.91770	0
01/01/2013 to 12/31/2013	$11.91770	$17.44975	0
01/01/2014 to 12/31/2014	$17.44975	$16.68557	0
01/01/2015 to 12/31/2015	$16.68557	$15.79906	0
01/01/2016 to 12/31/2016	$15.79906	$16.61090	0
01/01/2017 to 12/31/2017	$16.61090	$20.37831	0
01/01/2018 to 12/31/2018	$20.37831	$20.10677	0
01/01/2019 to 12/31/2019	$20.10677	$24.50313	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (3.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$11.90430	$13.43829	0
01/01/2011 to 12/31/2011	$13.43829	$13.39388	0
01/01/2012 to 12/31/2012	$13.39388	$14.82626	0
01/01/2013 to 12/31/2013	$14.82626	$15.82234	0
01/01/2014 to 12/31/2014	$15.82234	$15.70668	0
01/01/2015 to 12/31/2015	$15.70668	$15.25895	0
01/01/2016 to 12/31/2016	$15.25895	$16.13475	0
01/01/2017 to 12/31/2017	$16.13475	$16.40243	0
01/01/2018 to 12/31/2018	$16.40243	$15.81030	0
01/01/2019 to 12/31/2019	$15.81030	$17.24247	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.16548	$9.95441	47,467
01/01/2011 to 12/31/2011	$9.95441	$9.39953	47,097
01/01/2012 to 12/31/2012	$9.39953	$10.26278	46,247
01/01/2013 to 12/31/2013	$10.26278	$10.94787	46,099
01/01/2014 to 12/31/2014	$10.94787	$11.02496	45,256
01/01/2015 to 12/31/2015	$11.02496	$10.34987	44,398
01/01/2016 to 12/31/2016	$10.34987	$10.67628	43,170
01/01/2017 to 12/31/2017	$10.67628	$11.66022	37,256
01/01/2018 to 12/31/2018	$11.66022	$10.38839	33,592
01/01/2019 to 12/31/2019	$10.38839	$11.69468	30,163
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.33416	$10.29529	9,458
01/01/2011 to 12/31/2011	$10.29529	$9.99816	9,294
01/01/2012 to 12/31/2012	$9.99816	$11.02134	5,212
01/01/2013 to 12/31/2013	$11.02134	$12.46082	2,887
01/01/2014 to 12/31/2014	$12.46082	$12.82529	2,835
01/01/2015 to 12/31/2015	$12.82529	$12.54040	2,794
01/01/2016 to 12/31/2016	$12.54040	$13.02971	2,671
01/01/2017 to 12/31/2017	$13.02971	$14.77941	0
01/01/2018 to 12/31/2018	$14.77941	$13.48980	0
01/01/2019 to 12/31/2019	$13.48980	$15.94561	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.42891	$9.15067	7,715
01/01/2011 to 12/31/2011	$9.15067	$8.71537	7,765
01/01/2012 to 12/31/2012	$8.71537	$9.32258	6,447
01/01/2013 to 12/31/2013	$9.32258	$10.16792	5,122
01/01/2014 to 12/31/2014	$10.16792	$10.36984	5,120
01/01/2015 to 12/31/2015	$10.36984	$10.04204	5,119
01/01/2016 to 12/31/2016	$10.04204	$10.21054	5,117
01/01/2017 to 12/31/2017	$10.21054	$11.51301	5,115
01/01/2018 to 12/31/2018	$11.51301	$10.28324	0
01/01/2019 to 12/31/2019	$10.28324	$11.77505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.39981	$10.24068	4,366
01/01/2011 to 12/31/2011	$10.24068	$9.81326	4,220
01/01/2012 to 12/31/2012	$9.81326	$10.70591	4,153
01/01/2013 to 12/31/2013	$10.70591	$12.21751	1,868
01/01/2014 to 12/31/2014	$12.21751	$12.62386	1,851
01/01/2015 to 12/31/2015	$12.62386	$12.30340	1,853
01/01/2016 to 12/31/2016	$12.30340	$12.68683	1,854
01/01/2017 to 12/31/2017	$12.68683	$14.14181	0
01/01/2018 to 12/31/2018	$14.14181	$13.03844	0
01/01/2019 to 12/31/2019	$13.03844	$15.10326	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99750	$9.08219	0
01/01/2012 to 12/31/2012	$9.08219	$9.85713	1,253
01/01/2013 to 12/31/2013	$9.85713	$10.59916	1,244
01/01/2014 to 12/31/2014	$10.59916	$10.78449	1,214
01/01/2015 to 12/31/2015	$10.78449	$10.14709	1,200
01/01/2016 to 12/31/2016	$10.14709	$10.52848	1,095
01/01/2017 to 12/31/2017	$10.52848	$11.50168	0
01/01/2018 to 12/31/2018	$11.50168	$10.56591	0
01/01/2019 to 12/31/2019	$10.56591	$12.05491	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.87872	$10.96387	0
01/01/2011 to 12/31/2011	$10.96387	$10.87479	0
01/01/2012 to 12/31/2012	$10.87479	$11.04315	0
01/01/2013 to 12/31/2013	$11.04315	$10.47893	0
01/01/2014 to 12/31/2014	$10.47893	$10.15466	0
01/01/2015 to 12/31/2015	$10.15466	$9.89760	0
01/01/2016 to 12/31/2016	$9.89760	$9.75868	0
01/01/2017 to 12/31/2017	$9.75868	$9.62828	0
01/01/2018 to 12/31/2018	$9.62828	$9.40749	0
01/01/2019 to 12/31/2019	$9.40749	$9.54690	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.36843	$11.87856	0
01/01/2011 to 12/31/2011	$11.87856	$11.88918	0
01/01/2012 to 12/31/2012	$11.88918	$12.60689	0
01/01/2013 to 12/31/2013	$12.60689	$12.00395	0
01/01/2014 to 12/31/2014	$12.00395	$12.13642	0
01/01/2015 to 12/31/2015	$12.13642	$11.52424	0
01/01/2016 to 12/31/2016	$11.52424	$11.65203	0
01/01/2017 to 12/31/2017	$11.65203	$11.79637	0
01/01/2018 to 12/31/2018	$11.79637	$11.36501	0
01/01/2019 to 12/31/2019	$11.36501	$12.04113	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51459	$10.27777	0
01/01/2011 to 12/31/2011	$10.27777	$11.56264	0
01/01/2012 to 12/31/2012	$11.56264	$11.87229	0
01/01/2013 to 12/31/2013	$11.87229	$10.95977	0
01/01/2014 to 12/31/2014	$10.95977	$11.08430	0
01/01/2015 to 12/31/2015	$11.08430	$10.86680	0
01/01/2016 to 12/31/2016	$10.86680	$10.69402	0
01/01/2017 to 12/31/2017	$10.69402	$10.45283	0
01/01/2018 to 12/31/2018	$10.45283	$10.19492	0
01/01/2019 to 12/31/2019	$10.19492	$10.02741	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.19164	$9.97206	0
01/01/2011 to 12/31/2011	$9.97206	$11.48025	0
01/01/2012 to 12/31/2012	$11.48025	$11.83899	0
01/01/2013 to 12/31/2013	$11.83899	$10.73550	0
01/01/2014 to 12/31/2014	$10.73550	$11.05485	0
01/01/2015 to 12/31/2015	$11.05485	$10.88693	0
01/01/2016 to 12/31/2016	$10.88693	$10.76766	0
01/01/2017 to 12/31/2017	$10.76766	$10.53787	0
01/01/2018 to 12/31/2018	$10.53787	$10.24986	0
01/01/2019 to 12/31/2019	$10.24986	$10.29021	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99666	$10.87383	0
01/01/2011 to 12/31/2011	$10.87383	$12.68967	0
01/01/2012 to 12/31/2012	$12.68967	$13.14459	0
01/01/2013 to 12/31/2013	$13.14459	$11.85754	0
01/01/2014 to 12/31/2014	$11.85754	$12.38530	0
01/01/2015 to 12/31/2015	$12.38530	$12.22795	0
01/01/2016 to 12/31/2016	$12.22795	$12.10326	0
01/01/2017 to 12/31/2017	$12.10326	$11.92672	0
01/01/2018 to 12/31/2018	$11.92672	$11.57489	0
01/01/2019 to 12/31/2019	$11.57489	$11.79673	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99750	$11.87422	0
01/01/2012 to 12/31/2012	$11.87422	$12.19082	0
01/01/2013 to 12/31/2013	$12.19082	$10.67266	0
01/01/2014 to 12/31/2014	$10.67266	$11.42601	0
01/01/2015 to 12/31/2015	$11.42601	$11.31553	0
01/01/2016 to 12/31/2016	$11.31553	$11.17735	0
01/01/2017 to 12/31/2017	$11.17735	$11.01299	0
01/01/2018 to 12/31/2018	$11.01299	$10.66506	0
01/01/2019 to 12/31/2019	$10.66506	$10.95463	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99667	$10.27176	0
01/01/2013 to 12/31/2013	$10.27176	$8.94731	0
01/01/2014 to 12/31/2014	$8.94731	$9.77409	0
01/01/2015 to 12/31/2015	$9.77409	$9.73762	0
01/01/2016 to 12/31/2016	$9.73762	$9.62667	0
01/01/2017 to 12/31/2017	$9.62667	$9.49701	0
01/01/2018 to 12/31/2018	$9.49701	$9.18630	0
01/01/2019 to 12/31/2019	$9.18630	$9.49072	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99833	$8.64248	0
01/01/2014 to 12/31/2014	$8.64248	$9.60648	0
01/01/2015 to 12/31/2015	$9.60648	$9.58300	0
01/01/2016 to 12/31/2016	$9.58300	$9.47333	0
01/01/2017 to 12/31/2017	$9.47333	$9.34453	0
01/01/2018 to 12/31/2018	$9.34453	$9.00434	0
01/01/2019 to 12/31/2019	$9.00434	$9.42917	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99833	$11.16484	0
01/01/2015 to 12/31/2015	$11.16484	$11.04626	0
01/01/2016 to 12/31/2016	$11.04626	$10.98044	0
01/01/2017 to 12/31/2017	$10.98044	$10.84674	0
01/01/2018 to 12/31/2018	$10.84674	$10.44229	0
01/01/2019 to 12/31/2019	$10.44229	$11.01204	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99833	$9.81641	0
01/01/2016 to 12/31/2016	$9.81641	$9.72040	0
01/01/2017 to 12/31/2017	$9.72040	$9.65779	0
01/01/2018 to 12/31/2018	$9.65779	$9.26907	0
01/01/2019 to 12/31/2019	$9.26907	$9.89279	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99667	$9.75900	0
01/01/2017 to 12/31/2017	$9.75900	$9.72120	0
01/01/2018 to 12/31/2018	$9.72120	$9.30929	0
01/01/2019 to 12/31/2019	$9.30929	$9.99504	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99666	$9.91427	0
01/01/2018 to 12/31/2018	$9.91427	$9.41755	0
01/01/2019 to 12/31/2019	$9.41755	$10.19369	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99666	$9.54311	0
01/01/2019 to 12/31/2019	$9.54311	$10.39529	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99833	$11.09686	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.99999	$9.89785	9,470
01/01/2011 to 12/31/2011	$9.89785	$9.36837	9,327
01/01/2012 to 12/31/2012	$9.36837	$10.33387	11,241
01/01/2013 to 12/31/2013	$10.33387	$12.29743	5,949
01/01/2014 to 12/31/2014	$12.29743	$12.76289	5,909
01/01/2015 to 12/31/2015	$12.76289	$12.44609	5,895
01/01/2016 to 12/31/2016	$12.44609	$12.89909	3,268
01/01/2017 to 12/31/2017	$12.89909	$14.75189	1,426
01/01/2018 to 12/31/2018	$14.75189	$13.41722	0
01/01/2019 to 12/31/2019	$13.41722	$15.91020	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99750	$11.52608	0
01/01/2014 to 12/31/2014	$11.52608	$12.70196	0
01/01/2015 to 12/31/2015	$12.70196	$11.88076	0
01/01/2016 to 12/31/2016	$11.88076	$13.24187	0
01/01/2017 to 12/31/2017	$13.24187	$15.20982	0
01/01/2018 to 12/31/2018	$15.20982	$14.04808	0
01/01/2019 to 12/31/2019	$14.04808	$17.85526	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$7.96101	$9.28228	0
01/01/2011 to 12/31/2011	$9.28228	$8.55052	0
01/01/2012 to 12/31/2012	$8.55052	$10.51679	0
01/01/2013 to 12/31/2013	$10.51679	$10.64480	0
01/01/2014 to 12/31/2014	$10.64480	$11.76319	0
01/01/2015 to 12/31/2015	$11.76319	$11.40004	0
01/01/2016 to 12/31/2016	$11.40004	$11.15800	0
01/01/2017 to 12/31/2017	$11.15800	$12.00251	0
01/01/2018 to 12/31/2018	$12.00251	$11.09216	0
01/01/2019 to 12/31/2019	$11.09216	$13.46295	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$9.86551	$12.31559	0
01/01/2011 to 12/31/2011	$12.31559	$12.73409	0
01/01/2012 to 12/31/2012	$12.73409	$14.24720	0
01/01/2013 to 12/31/2013	$14.24720	$14.25275	0
01/01/2014 to 12/31/2014	$14.25275	$18.09936	0
01/01/2015 to 12/31/2015	$18.09936	$18.40695	0
01/01/2016 to 12/31/2016	$18.40695	$18.71619	0
01/01/2017 to 12/31/2017	$18.71619	$19.29027	0
01/01/2018 to 12/31/2018	$19.29027	$17.81878	0
01/01/2019 to 12/31/2019	$17.81878	$22.67999	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.41215	$9.33203	2,039
01/01/2011 to 12/31/2011	$9.33203	$8.91636	2,051
01/01/2012 to 12/31/2012	$8.91636	$9.56815	2,075
01/01/2013 to 12/31/2013	$9.56815	$10.65116	2,119
01/01/2014 to 12/31/2014	$10.65116	$10.65721	2,191
01/01/2015 to 12/31/2015	$10.65721	$10.43994	2,186
01/01/2016 to 12/31/2016	$10.43994	$10.55831	2,203
01/01/2017 to 12/31/2017	$10.55831	$11.92964	0
01/01/2018 to 12/31/2018	$11.92964	$10.67360	0
01/01/2019 to 12/31/2019	$10.67360	$12.42408	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$8.93346	$9.67062	0
01/01/2011 to 12/31/2011	$9.67062	$9.33350	0
01/01/2012 to 12/31/2012	$9.33350	$9.97010	0
01/01/2013 to 12/31/2013	$9.97010	$10.62088	0
01/01/2014 to 12/31/2014	$10.62088	$10.71863	0
01/01/2015 to 12/31/2015	$10.71863	$10.30253	0
01/01/2016 to 12/31/2016	$10.30253	$10.51956	0
01/01/2017 to 12/31/2017	$10.51956	$11.45836	0
01/01/2018 to 12/31/2018	$11.45836	$10.32834	0
01/01/2019 to 12/31/2019	$10.32834	$11.62367	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.56421	$11.76078	0
01/01/2011 to 12/31/2011	$11.76078	$11.55719	0
01/01/2012 to 12/31/2012	$11.55719	$12.96878	0
01/01/2013 to 12/31/2013	$12.96878	$17.46260	0
01/01/2014 to 12/31/2014	$17.46260	$18.15802	0
01/01/2015 to 12/31/2015	$18.15802	$16.64546	0
01/01/2016 to 12/31/2016	$16.64546	$20.07325	0
01/01/2017 to 12/31/2017	$20.07325	$21.84618	0
01/01/2018 to 12/31/2018	$21.84618	$18.20701	0
01/01/2019 to 12/31/2019	$18.20701	$21.65869	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.96799	$9.67128	0
01/01/2011 to 12/31/2011	$9.67128	$9.38382	0
01/01/2012 to 12/31/2012	$9.38382	$9.10243	0
01/01/2013 to 12/31/2013	$9.10243	$8.82930	0
01/01/2014 to 12/31/2014	$8.82930	$8.56438	0
01/01/2015 to 12/31/2015	$8.56438	$8.30752	0
01/01/2016 to 12/31/2016	$8.30752	$8.05896	0
01/01/2017 to 12/31/2017	$8.05896	$7.84451	0
01/01/2018 to 12/31/2018	$7.84451	$7.70685	0
01/01/2019 to 12/31/2019	$7.70685	$7.60200	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.84872	$10.84305	0
01/01/2011 to 12/31/2011	$10.84305	$10.85215	0
01/01/2012 to 12/31/2012	$10.85215	$11.98653	0
01/01/2013 to 12/31/2013	$11.98653	$12.46186	0
01/01/2014 to 12/31/2014	$12.46186	$12.39716	0
01/01/2015 to 12/31/2015	$12.39716	$11.59665	0
01/01/2016 to 12/31/2016	$11.59665	$12.98165	0
01/01/2017 to 12/31/2017	$12.98165	$13.53417	0
01/01/2018 to 12/31/2018	$13.53417	$12.86521	0
01/01/2019 to 12/31/2019	$12.86521	$14.38863	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.41967	$8.14431	0
01/01/2011 to 12/31/2011	$8.14431	$7.56982	0
01/01/2012 to 12/31/2012	$7.56982	$8.58222	0
01/01/2013 to 12/31/2013	$8.58222	$11.64335	0
01/01/2014 to 12/31/2014	$11.64335	$12.84660	0
01/01/2015 to 12/31/2015	$12.84660	$11.48474	0
01/01/2016 to 12/31/2016	$11.48474	$13.35659	0
01/01/2017 to 12/31/2017	$13.35659	$15.44393	0
01/01/2018 to 12/31/2018	$15.44393	$12.85818	0
01/01/2019 to 12/31/2019	$12.85818	$16.15490	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.57916	$10.63922	0
01/01/2011 to 12/31/2011	$10.63922	$8.98662	0
01/01/2012 to 12/31/2012	$8.98662	$10.49202	0
01/01/2013 to 12/31/2013	$10.49202	$12.11687	0
01/01/2014 to 12/31/2014	$12.11687	$11.10385	0
01/01/2015 to 12/31/2015	$11.10385	$11.10981	0
01/01/2016 to 12/31/2016	$11.10981	$10.37006	0
01/01/2017 to 12/31/2017	$10.37006	$13.62382	0
01/01/2018 to 12/31/2018	$13.62382	$11.45131	0
01/01/2019 to 12/31/2019	$11.45131	$14.67475	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.28186	$11.07887	0
01/01/2011 to 12/31/2011	$11.07887	$9.39814	0
01/01/2012 to 12/31/2012	$9.39814	$10.63589	0
01/01/2013 to 12/31/2013	$10.63589	$12.32540	0
01/01/2014 to 12/31/2014	$12.32540	$11.15414	0
01/01/2015 to 12/31/2015	$11.15414	$10.90786	0
01/01/2016 to 12/31/2016	$10.90786	$10.64280	0
01/01/2017 to 12/31/2017	$10.64280	$12.67979	0
01/01/2018 to 12/31/2018	$12.67979	$10.31278	0
01/01/2019 to 12/31/2019	$10.31278	$12.00641	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.40067	$9.27478	0
01/01/2011 to 12/31/2011	$9.27478	$8.94576	0
01/01/2012 to 12/31/2012	$8.94576	$9.85560	0
01/01/2013 to 12/31/2013	$9.85560	$11.11653	0
01/01/2014 to 12/31/2014	$11.11653	$11.46930	0
01/01/2015 to 12/31/2015	$11.46930	$11.00863	0
01/01/2016 to 12/31/2016	$11.00863	$11.23632	0
01/01/2017 to 12/31/2017	$11.23632	$12.74843	0
01/01/2018 to 12/31/2018	$12.74843	$11.45247	0
01/01/2019 to 12/31/2019	$11.45247	$13.26737	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$9.98036	$10.37536	0
01/01/2011 to 12/31/2011	$10.37536	$9.14348	0
01/01/2012 to 12/31/2012	$9.14348	$10.81182	0
01/01/2013 to 12/31/2013	$10.81182	$12.09850	0
01/01/2014 to 12/31/2014	$12.09850	$10.98850	0
01/01/2015 to 12/31/2015	$10.98850	$10.36088	0
01/01/2016 to 12/31/2016	$10.36088	$10.24501	0
01/01/2017 to 12/31/2017	$10.24501	$12.88371	0
01/01/2018 to 12/31/2018	$12.88371	$10.31205	0
01/01/2019 to 12/31/2019	$10.31205	$12.72579	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.58996	$11.02420	0
01/01/2011 to 12/31/2011	$11.02420	$10.71898	0
01/01/2012 to 12/31/2012	$10.71898	$11.51131	4,288
01/01/2013 to 12/31/2013	$11.51131	$12.39792	0
01/01/2014 to 12/31/2014	$12.39792	$12.68125	0
01/01/2015 to 12/31/2015	$12.68125	$12.27836	0
01/01/2016 to 12/31/2016	$12.27836	$12.36815	0
01/01/2017 to 12/31/2017	$12.36815	$13.45495	0
01/01/2018 to 12/31/2018	$13.45495	$12.38012	0
01/01/2019 to 12/31/2019	$12.38012	$13.76317	0
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27195	$11.09150	0
01/01/2011 to 12/31/2011	$11.09150	$10.83059	0
01/01/2012 to 12/31/2012	$10.83059	$12.10058	0
01/01/2013 to 12/31/2013	$12.10058	$16.02134	0
01/01/2014 to 12/31/2014	$16.02134	$17.01769	0
01/01/2015 to 12/31/2015	$17.01769	$18.26256	0
01/01/2016 to 12/31/2016	$18.26256	$17.45663	0
01/01/2017 to 12/31/2017	$17.45663	$23.00230	0
01/01/2018 to 12/31/2018	$23.00230	$21.94888	0
01/01/2019 to 12/31/2019	$21.94888	$28.23179	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.60046	$9.99046	0
01/01/2011 to 12/31/2011	$9.99046	$9.60269	0
01/01/2012 to 12/31/2012	$9.60269	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$13.85656	0
01/01/2014 to 12/31/2014	$13.85656	$14.86439	0
01/01/2015 to 12/31/2015	$14.86439	$15.87075	0
01/01/2016 to 12/31/2016	$15.87075	$16.25431	0
01/01/2017 to 12/31/2017	$16.25431	$20.97017	0
01/01/2018 to 12/31/2018	$20.97017	$19.79084	0
01/01/2019 to 12/31/2019	$19.79084	$25.26948	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$10.82547	$11.76588	0
01/01/2011 to 12/31/2011	$11.76588	$11.05590	0
01/01/2012 to 12/31/2012	$11.05590	$13.19859	0
01/01/2013 to 12/31/2013	$13.19859	$16.34078	0
01/01/2014 to 12/31/2014	$16.34078	$16.42593	0
01/01/2015 to 12/31/2015	$16.42593	$15.69965	0
01/01/2016 to 12/31/2016	$15.69965	$16.31295	0
01/01/2017 to 12/31/2017	$16.31295	$19.59786	0
01/01/2018 to 12/31/2018	$19.59786	$17.19082	0
01/01/2019 to 12/31/2019	$17.19082	$21.67053	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99750	$10.22750	0
01/01/2013 to 12/31/2013	$10.22750	$11.79728	0
01/01/2014 to 12/31/2014	$11.79728	$12.03134	0
01/01/2015 to 12/31/2015	$12.03134	$11.52549	0
01/01/2016 to 12/31/2016	$11.52549	$11.66381	0
01/01/2017 to 12/31/2017	$11.66381	$13.18108	0
01/01/2018 to 12/31/2018	$13.18108	$11.72558	0
01/01/2019 to 12/31/2019	$11.72558	$13.96287	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.41184	$10.29682	0
01/01/2011 to 12/31/2011	$10.29682	$9.92908	0
01/01/2012 to 12/31/2012	$9.92908	$11.27608	0
01/01/2013 to 12/31/2013	$11.27608	$14.95283	0
01/01/2014 to 12/31/2014	$14.95283	$15.76760	0
01/01/2015 to 12/31/2015	$15.76760	$16.40023	0
01/01/2016 to 12/31/2016	$16.40023	$16.21340	0
01/01/2017 to 12/31/2017	$16.21340	$20.55844	0
01/01/2018 to 12/31/2018	$20.55844	$20.36688	0
01/01/2019 to 12/31/2019	$20.36688	$27.21963	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99750	$10.14455	0
01/01/2013 to 12/31/2013	$10.14455	$13.23570	0
01/01/2014 to 12/31/2014	$13.23570	$14.15043	0
01/01/2015 to 12/31/2015	$14.15043	$13.62663	0
01/01/2016 to 12/31/2016	$13.62663	$14.99625	0
01/01/2017 to 12/31/2017	$14.99625	$17.07022	0
01/01/2018 to 12/31/2018	$17.07022	$14.87476	0
01/01/2019 to 12/31/2019	$14.87476	$18.66292	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.92265	$12.69576	0
01/01/2011 to 12/31/2011	$12.69576	$11.94875	0
01/01/2012 to 12/31/2012	$11.94875	$13.86301	0
01/01/2013 to 12/31/2013	$13.86301	$17.77617	0
01/01/2014 to 12/31/2014	$17.77617	$19.23064	0
01/01/2015 to 12/31/2015	$19.23064	$17.59304	0
01/01/2016 to 12/31/2016	$17.59304	$17.34713	0
01/01/2017 to 12/31/2017	$17.34713	$21.38730	0
01/01/2018 to 12/31/2018	$21.38730	$19.83997	0
01/01/2019 to 12/31/2019	$19.83997	$25.04813	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.83991	$10.58454	0
01/01/2011 to 12/31/2011	$10.58454	$10.01232	0
01/01/2012 to 12/31/2012	$10.01232	$11.37485	0
01/01/2013 to 12/31/2013	$11.37485	$15.66891	0
01/01/2014 to 12/31/2014	$15.66891	$17.36484	0
01/01/2015 to 12/31/2015	$17.36484	$15.89431	0
01/01/2016 to 12/31/2016	$15.89431	$18.22957	0
01/01/2017 to 12/31/2017	$18.22957	$20.12284	0
01/01/2018 to 12/31/2018	$20.12284	$16.30657	0
01/01/2019 to 12/31/2019	$16.30657	$19.14145	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$8.94643	$10.61092	0
01/01/2011 to 12/31/2011	$10.61092	$8.20639	0
01/01/2012 to 12/31/2012	$8.20639	$9.38696	0
01/01/2013 to 12/31/2013	$9.38696	$9.12561	0
01/01/2014 to 12/31/2014	$9.12561	$8.43727	0
01/01/2015 to 12/31/2015	$8.43727	$6.81504	0
01/01/2016 to 12/31/2016	$6.81504	$7.42826	0
01/01/2017 to 12/31/2017	$7.42826	$9.10693	0
01/01/2018 to 12/31/2018	$9.10693	$7.59142	0
01/01/2019 to 12/31/2019	$7.59142	$8.34648	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.06856	$10.79911	12,907
01/01/2011 to 12/31/2011	$10.79911	$10.58006	12,856
01/01/2012 to 12/31/2012	$10.58006	$11.32676	10,697
01/01/2013 to 12/31/2013	$11.32676	$11.99909	10,759
01/01/2014 to 12/31/2014	$11.99909	$12.31127	10,596
01/01/2015 to 12/31/2015	$12.31127	$11.95908	10,269
01/01/2016 to 12/31/2016	$11.95908	$12.24215	9,796
01/01/2017 to 12/31/2017	$12.24215	$13.07892	4,168
01/01/2018 to 12/31/2018	$13.07892	$12.32425	0
01/01/2019 to 12/31/2019	$12.32425	$13.71672	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.87353	$9.09009	8,928
01/01/2011 to 12/31/2011	$9.09009	$8.26989	8,851
01/01/2012 to 12/31/2012	$8.26989	$9.05783	2,478
01/01/2013 to 12/31/2013	$9.05783	$10.28211	0
01/01/2014 to 12/31/2014	$10.28211	$10.89104	0
01/01/2015 to 12/31/2015	$10.89104	$10.49955	0
01/01/2016 to 12/31/2016	$10.49955	$11.21344	0
01/01/2017 to 12/31/2017	$11.21344	$12.62900	1,577
01/01/2018 to 12/31/2018	$12.62900	$11.31763	0
01/01/2019 to 12/31/2019	$11.31763	$13.08363	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.81157	$8.71761	0
01/01/2011 to 12/31/2011	$8.71761	$8.74895	0
01/01/2012 to 12/31/2012	$8.74895	$10.08181	0
01/01/2013 to 12/31/2013	$10.08181	$12.95070	0
01/01/2014 to 12/31/2014	$12.95070	$14.72465	0
01/01/2015 to 12/31/2015	$14.72465	$14.72263	0
01/01/2016 to 12/31/2016	$14.72263	$16.40243	0
01/01/2017 to 12/31/2017	$16.40243	$19.45239	0
01/01/2018 to 12/31/2018	$19.45239	$17.31534	0
01/01/2019 to 12/31/2019	$17.31534	$20.90509	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99750	$8.81765	0
01/01/2012 to 12/31/2012	$8.81765	$9.67802	0
01/01/2013 to 12/31/2013	$9.67802	$11.49047	0
01/01/2014 to 12/31/2014	$11.49047	$11.87031	0
01/01/2015 to 12/31/2015	$11.87031	$11.53150	0
01/01/2016 to 12/31/2016	$11.53150	$11.89362	0
01/01/2017 to 12/31/2017	$11.89362	$13.63666	0
01/01/2018 to 12/31/2018	$13.63666	$12.36196	0
01/01/2019 to 12/31/2019	$12.36196	$14.53388	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.93256	$11.48487	0
01/01/2011 to 12/31/2011	$11.48487	$9.67996	0
01/01/2012 to 12/31/2012	$9.67996	$11.27386	0
01/01/2013 to 12/31/2013	$11.27386	$15.39892	0
01/01/2014 to 12/31/2014	$15.39892	$15.67495	0
01/01/2015 to 12/31/2015	$15.67495	$15.40763	0
01/01/2016 to 12/31/2016	$15.40763	$16.09717	0
01/01/2017 to 12/31/2017	$16.09717	$19.93980	0
01/01/2018 to 12/31/2018	$19.93980	$17.24108	0
01/01/2019 to 12/31/2019	$17.24108	$22.82534	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.58800	$12.68769	0
01/01/2011 to 12/31/2011	$12.68769	$12.18718	0
01/01/2012 to 12/31/2012	$12.18718	$13.26025	0
01/01/2013 to 12/31/2013	$13.26025	$17.38689	0
01/01/2014 to 12/31/2014	$17.38689	$17.50930	0
01/01/2015 to 12/31/2015	$17.50930	$17.11733	0
01/01/2016 to 12/31/2016	$17.11733	$18.61035	0
01/01/2017 to 12/31/2017	$18.61035	$22.37143	0
01/01/2018 to 12/31/2018	$22.37143	$19.87290	0
01/01/2019 to 12/31/2019	$19.87290	$25.08299	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.42475	$11.51877	0
01/01/2011 to 12/31/2011	$11.51877	$10.50586	0
01/01/2012 to 12/31/2012	$10.50586	$12.04083	0
01/01/2013 to 12/31/2013	$12.04083	$16.04827	0
01/01/2014 to 12/31/2014	$16.04827	$16.38706	0
01/01/2015 to 12/31/2015	$16.38706	$15.21026	0
01/01/2016 to 12/31/2016	$15.21026	$19.06416	0
01/01/2017 to 12/31/2017	$19.06416	$19.85248	0
01/01/2018 to 12/31/2018	$19.85248	$15.96576	0
01/01/2019 to 12/31/2019	$15.96576	$18.89082	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96590	$10.78211	0
01/01/2011 to 12/31/2011	$10.78211	$10.66679	0
01/01/2012 to 12/31/2012	$10.66679	$11.74262	1,050
01/01/2013 to 12/31/2013	$11.74262	$13.30775	1,990
01/01/2014 to 12/31/2014	$13.30775	$13.66750	1,922
01/01/2015 to 12/31/2015	$13.66750	$13.26295	1,836
01/01/2016 to 12/31/2016	$13.26295	$13.83663	1,658
01/01/2017 to 12/31/2017	$13.83663	$15.49082	0
01/01/2018 to 12/31/2018	$15.49082	$14.22321	0
01/01/2019 to 12/31/2019	$14.22321	$16.67233	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.05692	$12.42115	0
01/01/2011 to 12/31/2011	$12.42115	$11.84489	0
01/01/2012 to 12/31/2012	$11.84489	$13.50902	0
01/01/2013 to 12/31/2013	$13.50902	$18.87308	0
01/01/2014 to 12/31/2014	$18.87308	$19.83469	0
01/01/2015 to 12/31/2015	$19.83469	$21.08351	0
01/01/2016 to 12/31/2016	$21.08351	$21.00458	0
01/01/2017 to 12/31/2017	$21.00458	$28.09631	0
01/01/2018 to 12/31/2018	$28.09631	$28.30230	0
01/01/2019 to 12/31/2019	$28.30230	$35.20337	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.56414	$9.34097	0
01/01/2011 to 12/31/2011	$9.34097	$9.01664	0
01/01/2012 to 12/31/2012	$9.01664	$9.91773	0
01/01/2013 to 12/31/2013	$9.91773	$12.95177	0
01/01/2014 to 12/31/2014	$12.95177	$12.75889	0
01/01/2015 to 12/31/2015	$12.75889	$11.62553	0
01/01/2016 to 12/31/2016	$11.62553	$11.96872	0
01/01/2017 to 12/31/2017	$11.96872	$13.53258	0
01/01/2018 to 12/31/2018	$13.53258	$11.84985	0
01/01/2019 to 12/31/2019	$11.84985	$14.47946	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.49350	$14.59786	0
01/01/2011 to 12/31/2011	$14.59786	$12.04793	0
01/01/2012 to 12/31/2012	$12.04793	$12.10845	0
01/01/2013 to 12/31/2013	$12.10845	$13.55178	0
01/01/2014 to 12/31/2014	$13.55178	$12.04589	0
01/01/2015 to 12/31/2015	$12.04589	$9.43464	0
01/01/2016 to 12/31/2016	$9.43464	$11.40524	0
01/01/2017 to 12/31/2017	$11.40524	$12.20434	0
01/01/2018 to 12/31/2018	$12.20434	$9.86488	0
01/01/2019 to 12/31/2019	$9.86488	$11.18288	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.54179	$10.81292	0
01/01/2011 to 12/31/2011	$10.81292	$10.92173	0
01/01/2012 to 12/31/2012	$10.92173	$11.14710	0
01/01/2013 to 12/31/2013	$11.14710	$10.40683	0
01/01/2014 to 12/31/2014	$10.40683	$10.15073	0
01/01/2015 to 12/31/2015	$10.15073	$9.39148	0
01/01/2016 to 12/31/2016	$9.39148	$9.50745	0
01/01/2017 to 12/31/2017	$9.50745	$9.41128	0
01/01/2018 to 12/31/2018	$9.41128	$9.30990	0
01/01/2019 to 12/31/2019	$9.30990	$9.17551	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.14039	$10.95964	0
01/01/2011 to 12/31/2011	$10.95964	$10.26440	0
01/01/2012 to 12/31/2012	$10.26440	$11.78889	0
01/01/2013 to 12/31/2013	$11.78889	$15.14211	0
01/01/2014 to 12/31/2014	$15.14211	$16.88657	0
01/01/2015 to 12/31/2015	$16.88657	$15.29742	0
01/01/2016 to 12/31/2016	$15.29742	$16.91650	0
01/01/2017 to 12/31/2017	$16.91650	$19.45142	0
01/01/2018 to 12/31/2018	$19.45142	$15.74679	0
01/01/2019 to 12/31/2019	$15.74679	$18.19871	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.29895	$9.22834	0
01/01/2011 to 12/31/2011	$9.22834	$8.64252	0
01/01/2012 to 12/31/2012	$8.64252	$9.30552	331
01/01/2013 to 12/31/2013	$9.30552	$10.87714	0
01/01/2014 to 12/31/2014	$10.87714	$11.13150	0
01/01/2015 to 12/31/2015	$11.13150	$10.72921	0
01/01/2016 to 12/31/2016	$10.72921	$11.08717	0
01/01/2017 to 12/31/2017	$11.08717	$12.21759	0
01/01/2018 to 12/31/2018	$12.21759	$11.25688	0
01/01/2019 to 12/31/2019	$11.25688	$13.16354	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.91861	$10.37131	0
01/01/2011 to 12/31/2011	$10.37131	$10.66696	0
01/01/2012 to 12/31/2012	$10.66696	$11.15888	0
01/01/2013 to 12/31/2013	$11.15888	$10.66254	0
01/01/2014 to 12/31/2014	$10.66254	$11.08711	0
01/01/2015 to 12/31/2015	$11.08711	$10.88748	0
01/01/2016 to 12/31/2016	$10.88748	$11.10563	0
01/01/2017 to 12/31/2017	$11.10563	$11.45296	0
01/01/2018 to 12/31/2018	$11.45296	$10.85605	0
01/01/2019 to 12/31/2019	$10.85605	$11.82585	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99260	$9.03708	0
01/01/2012 to 12/31/2012	$9.03708	$10.40676	0
01/01/2013 to 12/31/2013	$10.40676	$13.22771	0
01/01/2014 to 12/31/2014	$13.22771	$14.47694	0
01/01/2015 to 12/31/2015	$14.47694	$14.33292	0
01/01/2016 to 12/31/2016	$14.33292	$15.96386	0
01/01/2017 to 12/31/2017	$15.96386	$16.81422	0
01/01/2018 to 12/31/2018	$16.81422	$15.07176	0
01/01/2019 to 12/31/2019	$15.07176	$18.28806	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.48674	$10.71071	0
01/01/2011 to 12/31/2011	$10.71071	$10.80036	0
01/01/2012 to 12/31/2012	$10.80036	$12.66503	0
01/01/2013 to 12/31/2013	$12.66503	$17.26609	0
01/01/2014 to 12/31/2014	$17.26609	$20.04249	0
01/01/2015 to 12/31/2015	$20.04249	$20.05606	0
01/01/2016 to 12/31/2016	$20.05606	$17.22597	0
01/01/2017 to 12/31/2017	$17.22597	$19.35542	0
01/01/2018 to 12/31/2018	$19.35542	$18.94123	0
01/01/2019 to 12/31/2019	$18.94123	$24.34522	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04955	$9.67451	0
01/01/2013 to 12/31/2013	$9.67451	$12.85819	0
01/01/2014 to 12/31/2014	$12.85819	$13.47479	0
01/01/2015 to 12/31/2015	$13.47479	$13.22814	0
01/01/2016 to 12/31/2016	$13.22814	$12.92924	0
01/01/2017 to 12/31/2017	$12.92924	$15.36355	0
01/01/2018 to 12/31/2018	$15.36355	$14.06801	0
01/01/2019 to 12/31/2019	$14.06801	$18.33216	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.75350	$11.47685	0
01/01/2011 to 12/31/2011	$11.47685	$10.57056	0
01/01/2012 to 12/31/2012	$10.57056	$11.40915	0
01/01/2013 to 12/31/2013	$11.40915	$13.84968	0
01/01/2014 to 12/31/2014	$13.84968	$14.91893	0
01/01/2015 to 12/31/2015	$14.91893	$15.45751	0
01/01/2016 to 12/31/2016	$15.45751	$14.88163	0
01/01/2017 to 12/31/2017	$14.88163	$19.50878	0
01/01/2018 to 12/31/2018	$19.50878	$18.83409	0
01/01/2019 to 12/31/2019	$18.83409	$24.82404	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12608	$9.67532	0
01/01/2017 to 12/31/2017	$9.67532	$13.24332	0
01/01/2018 to 12/31/2018	$13.24332	$10.56907	0
01/01/2019 to 12/31/2019	$10.56907	$12.56718	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.32804	$16.93638	0
01/01/2011 to 12/31/2011	$16.93638	$11.99354	0
01/01/2012 to 12/31/2012	$11.99354	$13.43327	0
01/01/2013 to 12/31/2013	$13.43327	$14.98126	0
01/01/2014 to 12/31/2014	$14.98126	$14.30372	0
01/01/2015 to 12/31/2015	$14.30372	$12.57298	0
01/01/2016 to 12/31/2016	$12.57298	$12.27486	0
01/01/2017 to 12/31/2017	$12.27486	$15.82297	0
01/01/2018 to 12/31/2018	$15.82297	$12.49176	0
01/01/2019 to 12/31/2019	$12.49176	$15.30450	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.81365	$4.00776	0
01/01/2011 to 12/31/2011	$4.00776	$2.84755	0
01/01/2012 to 12/31/2012	$2.84755	$3.68457	0
01/01/2013 to 12/31/2013	$3.68457	$4.76981	0
01/01/2014 to 12/31/2014	$4.76981	$5.10676	0
01/01/2015 to 12/31/2015	$5.10676	$4.93200	0
01/01/2016 to 12/31/2016	$4.93200	$5.89581	0
01/01/2017 to 12/31/2017	$5.89581	$6.74432	0
01/01/2018 to 12/31/2018	$6.74432	$5.37015	0
01/01/2019 to 12/31/2019	$5.37015	$7.10674	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$9.98701	$12.56456	0
01/01/2011 to 12/31/2011	$12.56456	$10.21956	0
01/01/2012 to 12/31/2012	$10.21956	$10.75336	0
01/01/2013 to 12/31/2013	$10.75336	$12.35337	0
01/01/2014 to 12/31/2014	$12.35337	$12.18468	0
01/01/2015 to 12/31/2015	$12.18468	$10.17341	0
01/01/2016 to 12/31/2016	$10.17341	$11.69398	0
01/01/2017 to 12/31/2017	$11.69398	$13.94861	0
01/01/2018 to 12/31/2018	$13.94861	$11.13880	0
01/01/2019 to 12/31/2019	$11.13880	$12.71909	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.93226	$6.32469	0
01/01/2011 to 12/31/2011	$6.32469	$5.59030	0
01/01/2012 to 12/31/2012	$5.59030	$4.52215	0
01/01/2013 to 12/31/2013	$4.52215	$3.22168	0
01/01/2014 to 12/31/2014	$3.22168	$2.67977	0
01/01/2015 to 12/31/2015	$2.67977	$2.47138	0
01/01/2016 to 12/31/2016	$2.47138	$2.08449	0
01/01/2017 to 12/31/2017	$2.08449	$1.65877	0
01/01/2018 to 12/31/2018	$1.65877	$1.67390	0
01/01/2019 to 12/31/2019	$1.67390	$1.25107	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$11.95266	$12.18556	0
01/01/2011 to 12/31/2011	$12.18556	$12.59617	0
01/01/2012 to 12/31/2012	$12.59617	$17.19123	0
01/01/2013 to 12/31/2013	$17.19123	$28.08540	0
01/01/2014 to 12/31/2014	$28.08540	$35.34206	0
01/01/2015 to 12/31/2015	$35.34206	$35.41308	0
01/01/2016 to 12/31/2016	$35.41308	$29.03593	0
01/01/2017 to 12/31/2017	$29.03593	$34.51711	0
01/01/2018 to 12/31/2018	$34.51711	$31.21643	0
01/01/2019 to 12/31/2019	$31.21643	$35.26289	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.17139	$8.92331	0
01/01/2011 to 12/31/2011	$8.92331	$8.65614	0
01/01/2012 to 12/31/2012	$8.65614	$9.56201	0
01/01/2013 to 12/31/2013	$9.56201	$12.03526	0
01/01/2014 to 12/31/2014	$12.03526	$13.01310	0
01/01/2015 to 12/31/2015	$13.01310	$12.56491	0
01/01/2016 to 12/31/2016	$12.56491	$13.36649	0
01/01/2017 to 12/31/2017	$13.36649	$15.47482	0
01/01/2018 to 12/31/2018	$15.47482	$14.08533	0
01/01/2019 to 12/31/2019	$14.08533	$17.60894	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.29978	$10.58718	0
01/01/2011 to 12/31/2011	$10.58718	$10.98369	0
01/01/2012 to 12/31/2012	$10.98369	$11.81043	0
01/01/2013 to 12/31/2013	$11.81043	$14.71579	0
01/01/2014 to 12/31/2014	$14.71579	$15.73423	0
01/01/2015 to 12/31/2015	$15.73423	$15.89771	0
01/01/2016 to 12/31/2016	$15.89771	$15.96860	0
01/01/2017 to 12/31/2017	$15.96860	$17.82316	0
01/01/2018 to 12/31/2018	$17.82316	$14.72654	0
01/01/2019 to 12/31/2019	$14.72654	$18.07903	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.88936	$9.28973	0
01/01/2011 to 12/31/2011	$9.28973	$9.50711	0
01/01/2012 to 12/31/2012	$9.50711	$11.25932	0
01/01/2013 to 12/31/2013	$11.25932	$15.27614	0
01/01/2014 to 12/31/2014	$15.27614	$16.66421	0
01/01/2015 to 12/31/2015	$16.66421	$16.92226	0
01/01/2016 to 12/31/2016	$16.92226	$17.10309	0
01/01/2017 to 12/31/2017	$17.10309	$19.63897	0
01/01/2018 to 12/31/2018	$19.63897	$19.16370	0
01/01/2019 to 12/31/2019	$19.16370	$23.16899	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.19422	$9.15341	0
01/01/2011 to 12/31/2011	$9.15341	$8.09022	0
01/01/2012 to 12/31/2012	$8.09022	$9.14929	0
01/01/2013 to 12/31/2013	$9.14929	$10.79501	0
01/01/2014 to 12/31/2014	$10.79501	$9.56557	0
01/01/2015 to 12/31/2015	$9.56557	$8.26912	0
01/01/2016 to 12/31/2016	$8.26912	$8.64813	0
01/01/2017 to 12/31/2017	$8.64813	$10.04322	0
01/01/2018 to 12/31/2018	$10.04322	$8.36392	0
01/01/2019 to 12/31/2019	$8.36392	$9.55622	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.03009	$5.41261	0
01/01/2011 to 12/31/2011	$5.41261	$4.52410	0
01/01/2012 to 12/31/2012	$4.52410	$5.47336	0
01/01/2013 to 12/31/2013	$5.47336	$7.01229	0
01/01/2014 to 12/31/2014	$7.01229	$7.68060	0
01/01/2015 to 12/31/2015	$7.68060	$7.33886	0
01/01/2016 to 12/31/2016	$7.33886	$8.21000	0
01/01/2017 to 12/31/2017	$8.21000	$9.41311	0
01/01/2018 to 12/31/2018	$9.41311	$8.17692	0
01/01/2019 to 12/31/2019	$8.17692	$10.33261	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.40057	$9.37796	0
01/01/2011 to 12/31/2011	$9.37796	$10.01706	0
01/01/2012 to 12/31/2012	$10.01706	$11.40705	0
01/01/2013 to 12/31/2013	$11.40705	$15.46426	0
01/01/2014 to 12/31/2014	$15.46426	$18.55556	0
01/01/2015 to 12/31/2015	$18.55556	$18.90301	0
01/01/2016 to 12/31/2016	$18.90301	$17.59415	0
01/01/2017 to 12/31/2017	$17.59415	$20.63811	0
01/01/2018 to 12/31/2018	$20.63811	$20.90333	0
01/01/2019 to 12/31/2019	$20.90333	$24.20405	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.20598	$9.85040	0
01/01/2011 to 12/31/2011	$9.85040	$9.38481	0
01/01/2012 to 12/31/2012	$9.38481	$10.54097	0
01/01/2013 to 12/31/2013	$10.54097	$14.12970	0
01/01/2014 to 12/31/2014	$14.12970	$14.47015	0
01/01/2015 to 12/31/2015	$14.47015	$13.55587	0
01/01/2016 to 12/31/2016	$13.55587	$15.45770	0
01/01/2017 to 12/31/2017	$15.45770	$18.35414	0
01/01/2018 to 12/31/2018	$18.35414	$15.52795	0
01/01/2019 to 12/31/2019	$15.52795	$19.65508	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.29329	$16.13150	0
01/01/2011 to 12/31/2011	$16.13150	$14.56714	0
01/01/2012 to 12/31/2012	$14.56714	$16.92172	0
01/01/2013 to 12/31/2013	$16.92172	$24.90230	0
01/01/2014 to 12/31/2014	$24.90230	$24.42604	0
01/01/2015 to 12/31/2015	$24.42604	$28.51561	0
01/01/2016 to 12/31/2016	$28.51561	$29.19211	0
01/01/2017 to 12/31/2017	$29.19211	$38.52867	0
01/01/2018 to 12/31/2018	$38.52867	$39.20981	0
01/01/2019 to 12/31/2019	$39.20981	$44.88875	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.70983	$6.99001	0
01/01/2011 to 12/31/2011	$6.99001	$5.52343	0
01/01/2012 to 12/31/2012	$5.52343	$6.58680	0
01/01/2013 to 12/31/2013	$6.58680	$9.47121	0
01/01/2014 to 12/31/2014	$9.47121	$9.48341	0
01/01/2015 to 12/31/2015	$9.48341	$9.73329	0
01/01/2016 to 12/31/2016	$9.73329	$9.48120	0
01/01/2017 to 12/31/2017	$9.48120	$10.89480	0
01/01/2018 to 12/31/2018	$10.89480	$9.33661	0
01/01/2019 to 12/31/2019	$9.33661	$10.86769	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.62467	$9.46915	0
01/01/2011 to 12/31/2011	$9.46915	$9.47310	0
01/01/2012 to 12/31/2012	$9.47310	$10.35701	0
01/01/2013 to 12/31/2013	$10.35701	$13.12718	0
01/01/2014 to 12/31/2014	$13.12718	$14.37948	0
01/01/2015 to 12/31/2015	$14.37948	$14.47215	0
01/01/2016 to 12/31/2016	$14.47215	$14.74322	0
01/01/2017 to 12/31/2017	$14.74322	$17.91962	0
01/01/2018 to 12/31/2018	$17.91962	$17.05574	0
01/01/2019 to 12/31/2019	$17.05574	$21.32369	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.63107	$8.35681	0
01/01/2011 to 12/31/2011	$8.35681	$8.00286	0
01/01/2012 to 12/31/2012	$8.00286	$8.95938	0
01/01/2013 to 12/31/2013	$8.95938	$11.28863	0
01/01/2014 to 12/31/2014	$11.28863	$12.09696	0
01/01/2015 to 12/31/2015	$12.09696	$11.17834	0
01/01/2016 to 12/31/2016	$11.17834	$12.51735	0
01/01/2017 to 12/31/2017	$12.51735	$13.77427	0
01/01/2018 to 12/31/2018	$13.77427	$11.93906	0
01/01/2019 to 12/31/2019	$11.93906	$15.02912	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.36281	$11.66314	0
01/01/2011 to 12/31/2011	$11.66314	$10.98643	0
01/01/2012 to 12/31/2012	$10.98643	$12.29527	0
01/01/2013 to 12/31/2013	$12.29527	$15.56721	0
01/01/2014 to 12/31/2014	$15.56721	$15.98964	0
01/01/2015 to 12/31/2015	$15.98964	$15.55391	0
01/01/2016 to 12/31/2016	$15.55391	$17.03144	0
01/01/2017 to 12/31/2017	$17.03144	$19.54659	0
01/01/2018 to 12/31/2018	$19.54659	$16.68592	0
01/01/2019 to 12/31/2019	$16.68592	$20.10916	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.86886	$10.36247	0
01/01/2011 to 12/31/2011	$10.36247	$9.65756	0
01/01/2012 to 12/31/2012	$9.65756	$10.91901	0
01/01/2013 to 12/31/2013	$10.91901	$13.99775	0
01/01/2014 to 12/31/2014	$13.99775	$14.96075	0
01/01/2015 to 12/31/2015	$14.96075	$13.31828	0
01/01/2016 to 12/31/2016	$13.31828	$16.06464	0
01/01/2017 to 12/31/2017	$16.06464	$17.23726	0
01/01/2018 to 12/31/2018	$17.23726	$14.49536	0
01/01/2019 to 12/31/2019	$14.49536	$17.44665	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.12967	$11.61880	0
01/01/2011 to 12/31/2011	$11.61880	$11.43491	0
01/01/2012 to 12/31/2012	$11.43491	$12.89149	0
01/01/2013 to 12/31/2013	$12.89149	$16.79102	0
01/01/2014 to 12/31/2014	$16.79102	$19.05728	0
01/01/2015 to 12/31/2015	$19.05728	$19.86366	0
01/01/2016 to 12/31/2016	$19.86366	$20.28230	0
01/01/2017 to 12/31/2017	$20.28230	$25.65175	0
01/01/2018 to 12/31/2018	$25.65175	$24.41259	0
01/01/2019 to 12/31/2019	$24.41259	$32.37176	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.25086	$12.85207	0
01/01/2011 to 12/31/2011	$12.85207	$12.74729	0
01/01/2012 to 12/31/2012	$12.74729	$12.72215	0
01/01/2013 to 12/31/2013	$12.72215	$15.31114	0
01/01/2014 to 12/31/2014	$15.31114	$13.23743	0
01/01/2015 to 12/31/2015	$13.23743	$9.83878	0
01/01/2016 to 12/31/2016	$9.83878	$11.85269	0
01/01/2017 to 12/31/2017	$11.85269	$11.13308	0
01/01/2018 to 12/31/2018	$11.13308	$8.61354	0
01/01/2019 to 12/31/2019	$8.61354	$9.06681	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.02235	$8.79350	0
01/01/2011 to 12/31/2011	$8.79350	$9.90646	0
01/01/2012 to 12/31/2012	$9.90646	$10.74766	0
01/01/2013 to 12/31/2013	$10.74766	$13.72262	0
01/01/2014 to 12/31/2014	$13.72262	$15.88809	0
01/01/2015 to 12/31/2015	$15.88809	$16.09619	0
01/01/2016 to 12/31/2016	$16.09619	$15.03161	0
01/01/2017 to 12/31/2017	$15.03161	$16.09220	0
01/01/2018 to 12/31/2018	$16.09220	$14.63913	0
01/01/2019 to 12/31/2019	$14.63913	$16.19363	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.07998	$16.86604	0
01/01/2011 to 12/31/2011	$16.86604	$13.21708	0
01/01/2012 to 12/31/2012	$13.21708	$10.95460	0
01/01/2013 to 12/31/2013	$10.95460	$6.59355	0
01/01/2014 to 12/31/2014	$6.59355	$4.86902	0
01/01/2015 to 12/31/2015	$4.86902	$3.17113	0
01/01/2016 to 12/31/2016	$3.17113	$4.79341	0
01/01/2017 to 12/31/2017	$4.79341	$4.89547	0
01/01/2018 to 12/31/2018	$4.89547	$4.10820	0
01/01/2019 to 12/31/2019	$4.10820	$5.81734	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$7.91329	$9.57147	0
01/01/2011 to 12/31/2011	$9.57147	$9.72590	0
01/01/2012 to 12/31/2012	$9.72590	$11.05359	0
01/01/2013 to 12/31/2013	$11.05359	$10.73190	0
01/01/2014 to 12/31/2014	$10.73190	$13.01445	0
01/01/2015 to 12/31/2015	$13.01445	$12.66489	0
01/01/2016 to 12/31/2016	$12.66489	$12.98951	0
01/01/2017 to 12/31/2017	$12.98951	$13.61529	0
01/01/2018 to 12/31/2018	$13.61529	$12.45218	0
01/01/2019 to 12/31/2019	$12.45218	$15.31082	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$6.88410	$5.60720	0
01/01/2011 to 12/31/2011	$5.60720	$3.39937	0
01/01/2012 to 12/31/2012	$3.39937	$3.06835	0
01/01/2013 to 12/31/2013	$3.06835	$3.46667	0
01/01/2014 to 12/31/2014	$3.46667	$2.34510	0
01/01/2015 to 12/31/2015	$2.34510	$2.23860	0
01/01/2016 to 12/31/2016	$2.23860	$2.05945	0
01/01/2017 to 12/31/2017	$2.05945	$1.75988	0
01/01/2018 to 12/31/2018	$1.75988	$1.77789	0
01/01/2019 to 12/31/2019	$1.77789	$1.42422	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.72047	$8.41816	0
01/01/2011 to 12/31/2011	$8.41816	$7.84759	0
01/01/2012 to 12/31/2012	$7.84759	$7.29417	0
01/01/2013 to 12/31/2013	$7.29417	$9.44407	0
01/01/2014 to 12/31/2014	$9.44407	$12.32416	0
01/01/2015 to 12/31/2015	$12.32416	$11.61057	0
01/01/2016 to 12/31/2016	$11.61057	$14.38419	0
01/01/2017 to 12/31/2017	$14.38419	$18.91564	0
01/01/2018 to 12/31/2018	$18.91564	$16.46772	0
01/01/2019 to 12/31/2019	$16.46772	$23.92488	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.30889	$4.53782	0
01/01/2011 to 12/31/2011	$4.53782	$4.03991	0
01/01/2012 to 12/31/2012	$4.03991	$3.17570	0
01/01/2013 to 12/31/2013	$3.17570	$2.22713	0
01/01/2014 to 12/31/2014	$2.22713	$1.89175	0
01/01/2015 to 12/31/2015	$1.89175	$1.80364	0
01/01/2016 to 12/31/2016	$1.80364	$1.39640	0
01/01/2017 to 12/31/2017	$1.39640	$1.15338	0
01/01/2018 to 12/31/2018	$1.15338	$1.24134	0
01/01/2019 to 12/31/2019	$1.24134	$0.94914	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.20679	$4.74492	0
01/01/2011 to 12/31/2011	$4.74492	$4.12070	0
01/01/2012 to 12/31/2012	$4.12070	$3.24547	0
01/01/2013 to 12/31/2013	$3.24547	$2.22237	0
01/01/2014 to 12/31/2014	$2.22237	$1.73786	0
01/01/2015 to 12/31/2015	$1.73786	$1.46581	0
01/01/2016 to 12/31/2016	$1.46581	$1.27890	0
01/01/2017 to 12/31/2017	$1.27890	$0.92743	0
01/01/2018 to 12/31/2018	$0.92743	$0.87351	0
01/01/2019 to 12/31/2019	$0.87351	$0.60955	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.27920	$4.32771	0
01/01/2011 to 12/31/2011	$4.32771	$3.81658	0
01/01/2012 to 12/31/2012	$3.81658	$2.99975	0
01/01/2013 to 12/31/2013	$2.99975	$2.00024	0
01/01/2014 to 12/31/2014	$2.00024	$1.76113	0
01/01/2015 to 12/31/2015	$1.76113	$1.69424	0
01/01/2016 to 12/31/2016	$1.69424	$1.28856	0
01/01/2017 to 12/31/2017	$1.28856	$1.07253	0
01/01/2018 to 12/31/2018	$1.07253	$1.14828	0
01/01/2019 to 12/31/2019	$1.14828	$0.88222	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.72886	$10.64535	0
01/01/2011 to 12/31/2011	$10.64535	$10.45884	0
01/01/2012 to 12/31/2012	$10.45884	$11.41074	0
01/01/2013 to 12/31/2013	$11.41074	$15.54320	0
01/01/2014 to 12/31/2014	$15.54320	$15.40450	0
01/01/2015 to 12/31/2015	$15.40450	$15.11757	0
01/01/2016 to 12/31/2016	$15.11757	$17.63266	0
01/01/2017 to 12/31/2017	$17.63266	$19.32353	0
01/01/2018 to 12/31/2018	$19.32353	$17.66315	0
01/01/2019 to 12/31/2019	$17.66315	$20.40872	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.28609	$9.81423	0
01/01/2011 to 12/31/2011	$9.81423	$9.12959	0
01/01/2012 to 12/31/2012	$9.12959	$10.28594	0
01/01/2013 to 12/31/2013	$10.28594	$13.73671	0
01/01/2014 to 12/31/2014	$13.73671	$14.09931	0
01/01/2015 to 12/31/2015	$14.09931	$12.54402	0
01/01/2016 to 12/31/2016	$12.54402	$15.67048	0
01/01/2017 to 12/31/2017	$15.67048	$16.67796	0
01/01/2018 to 12/31/2018	$16.67796	$13.87530	0
01/01/2019 to 12/31/2019	$13.87530	$16.49605	0
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.36042	$11.12841	0
01/01/2011 to 12/31/2011	$11.12841	$10.64784	0
01/01/2012 to 12/31/2012	$10.64784	$11.39230	0
01/01/2013 to 12/31/2013	$11.39230	$13.83463	0
01/01/2014 to 12/31/2014	$13.83463	$15.85070	0
01/01/2015 to 12/31/2015	$15.85070	$15.74460	0
01/01/2016 to 12/31/2016	$15.74460	$17.15892	0
01/01/2017 to 12/31/2017	$17.15892	$22.50274	0
01/01/2018 to 12/31/2018	$22.50274	$21.32287	0
01/01/2019 to 12/31/2019	$21.32287	$30.02903	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$8.82788	$9.90651	0
01/01/2011 to 12/31/2011	$9.90651	$9.78936	0
01/01/2012 to 12/31/2012	$9.78936	$11.06337	0
01/01/2013 to 12/31/2013	$11.06337	$12.02673	0
01/01/2014 to 12/31/2014	$12.02673	$11.73190	0
01/01/2015 to 12/31/2015	$11.73190	$11.55313	0
01/01/2016 to 12/31/2016	$11.55313	$13.63476	0
01/01/2017 to 12/31/2017	$13.63476	$12.94592	0
01/01/2018 to 12/31/2018	$12.94592	$10.65875	0
01/01/2019 to 12/31/2019	$10.65875	$11.86598	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$9.89870	$10.57199	0
01/01/2011 to 12/31/2011	$10.57199	$14.71892	0
01/01/2012 to 12/31/2012	$14.71892	$14.41537	0
01/01/2013 to 12/31/2013	$14.41537	$11.31018	0
01/01/2014 to 12/31/2014	$11.31018	$14.96359	0
01/01/2015 to 12/31/2015	$14.96359	$13.69574	0
01/01/2016 to 12/31/2016	$13.69574	$13.24521	0
01/01/2017 to 12/31/2017	$13.24521	$14.06804	0
01/01/2018 to 12/31/2018	$14.06804	$12.90367	0
01/01/2019 to 12/31/2019	$12.90367	$14.79729	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.30723	$6.28939	0
01/01/2011 to 12/31/2011	$6.28939	$5.80628	0
01/01/2012 to 12/31/2012	$5.80628	$7.26024	0
01/01/2013 to 12/31/2013	$7.26024	$11.83512	0
01/01/2014 to 12/31/2014	$11.83512	$14.14802	0
01/01/2015 to 12/31/2015	$14.14802	$13.32782	0
01/01/2016 to 12/31/2016	$13.32782	$15.33397	0
01/01/2017 to 12/31/2017	$15.33397	$20.97741	0
01/01/2018 to 12/31/2018	$20.97741	$17.18947	0
01/01/2019 to 12/31/2019	$17.18947	$26.70651	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.36788	$9.24574	0
01/01/2011 to 12/31/2011	$9.24574	$7.74454	0
01/01/2012 to 12/31/2012	$7.74454	$9.95235	0
01/01/2013 to 12/31/2013	$9.95235	$16.47107	0
01/01/2014 to 12/31/2014	$16.47107	$18.42809	0
01/01/2015 to 12/31/2015	$18.42809	$16.23971	0
01/01/2016 to 12/31/2016	$16.23971	$21.72665	0
01/01/2017 to 12/31/2017	$21.72665	$27.15956	0
01/01/2018 to 12/31/2018	$27.15956	$19.28820	0
01/01/2019 to 12/31/2019	$19.28820	$27.65081	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$7.87141	$10.32496	0
01/01/2011 to 12/31/2011	$10.32496	$9.89617	0
01/01/2012 to 12/31/2012	$9.89617	$12.83873	0
01/01/2013 to 12/31/2013	$12.83873	$22.29818	0
01/01/2014 to 12/31/2014	$22.29818	$29.38152	0
01/01/2015 to 12/31/2015	$29.38152	$32.37723	0
01/01/2016 to 12/31/2016	$32.37723	$34.11701	0
01/01/2017 to 12/31/2017	$34.11701	$55.71394	0
01/01/2018 to 12/31/2018	$55.71394	$48.82777	0
01/01/2019 to 12/31/2019	$48.82777	$85.09631	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.89163	$7.04354	0
01/01/2011 to 12/31/2011	$7.04354	$5.54554	0
01/01/2012 to 12/31/2012	$5.54554	$6.96648	0
01/01/2013 to 12/31/2013	$6.96648	$12.61422	0
01/01/2014 to 12/31/2014	$12.61422	$12.89380	0
01/01/2015 to 12/31/2015	$12.89380	$10.88391	0
01/01/2016 to 12/31/2016	$10.88391	$14.73874	0
01/01/2017 to 12/31/2017	$14.73874	$17.90096	0
01/01/2018 to 12/31/2018	$17.90096	$12.68108	0
01/01/2019 to 12/31/2019	$12.68108	$18.12262	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$9.94290	$10.21875	0
01/01/2011 to 12/31/2011	$10.21875	$11.64852	0
01/01/2012 to 12/31/2012	$11.64852	$11.31424	0
01/01/2013 to 12/31/2013	$11.31424	$12.43590	0
01/01/2014 to 12/31/2014	$12.43590	$15.18540	0
01/01/2015 to 12/31/2015	$15.18540	$13.78675	0
01/01/2016 to 12/31/2016	$13.78675	$15.39081	0
01/01/2017 to 12/31/2017	$15.39081	$16.51905	0
01/01/2018 to 12/31/2018	$16.51905	$16.48286	0
01/01/2019 to 12/31/2019	$16.48286	$19.64583	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.75920	$10.79284	0
01/01/2011 to 12/31/2011	$10.79284	$8.90789	0
01/01/2012 to 12/31/2012	$8.90789	$10.57538	0
01/01/2013 to 12/31/2013	$10.57538	$12.19383	0
01/01/2014 to 12/31/2014	$12.19383	$11.15194	0
01/01/2015 to 12/31/2015	$11.15194	$11.18163	0
01/01/2016 to 12/31/2016	$11.18163	$10.45850	0
01/01/2017 to 12/31/2017	$10.45850	$13.77933	0
01/01/2018 to 12/31/2018	$13.77933	$11.65133	0
01/01/2019 to 12/31/2019	$11.65133	$14.96180	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.73548	$10.49583	0
01/01/2011 to 12/31/2011	$10.49583	$8.87913	0
01/01/2012 to 12/31/2012	$8.87913	$9.79050	0
01/01/2013 to 12/31/2013	$9.79050	$11.39051	0
01/01/2014 to 12/31/2014	$11.39051	$10.46304	0
01/01/2015 to 12/31/2015	$10.46304	$10.38197	0
01/01/2016 to 12/31/2016	$10.38197	$10.39913	0
01/01/2017 to 12/31/2017	$10.39913	$12.59586	0
01/01/2018 to 12/31/2018	$12.59586	$10.15621	0
01/01/2019 to 12/31/2019	$10.15621	$11.37875	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.71853	$13.43202	0
01/01/2011 to 12/31/2011	$13.43202	$12.33167	0
01/01/2012 to 12/31/2012	$12.33167	$14.44378	0
01/01/2013 to 12/31/2013	$14.44378	$19.64529	0
01/01/2014 to 12/31/2014	$19.64529	$19.83482	0
01/01/2015 to 12/31/2015	$19.83482	$19.55164	0
01/01/2016 to 12/31/2016	$19.55164	$19.11208	0
01/01/2017 to 12/31/2017	$19.11208	$25.02101	0
01/01/2018 to 12/31/2018	$25.02101	$24.39201	0
01/01/2019 to 12/31/2019	$24.39201	$32.50828	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59289	$12.17039	0
01/01/2011 to 12/31/2011	$12.17039	$11.29316	0
01/01/2012 to 12/31/2012	$11.29316	$11.84215	0
01/01/2013 to 12/31/2013	$11.84215	$17.29468	0
01/01/2014 to 12/31/2014	$17.29468	$16.49483	0
01/01/2015 to 12/31/2015	$16.49483	$15.57824	0
01/01/2016 to 12/31/2016	$15.57824	$16.33675	0
01/01/2017 to 12/31/2017	$16.33675	$19.99065	0
01/01/2018 to 12/31/2018	$19.99065	$19.67321	0
01/01/2019 to 12/31/2019	$19.67321	$23.91309	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
01/01/2019 to 12/31/2019	$17.51425	$21.12943	358,071
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
01/01/2019 to 12/31/2019	$12.90392	$15.08040	158,042
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
01/01/2019 to 12/31/2019	$13.73036	$17.00844	28,186
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
01/01/2019 to 12/31/2019	$55.00434	$66.78080	41,011

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
01/01/2019 to 12/31/2019	$28.39032	$32.40652	129,389
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
01/01/2019 to 12/31/2019	$28.94613	$32.84319	127,531
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
01/01/2019 to 12/31/2019	$26.64602	$34.28218	129,332
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
01/01/2019 to 12/31/2019	$13.43728	$16.33113	184,101
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
01/01/2019 to 12/31/2019	$14.69404	$17.33702	700,212
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
01/01/2019 to 12/31/2019	$29.65905	$36.54615	137,851
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
01/01/2019 to 12/31/2019	$14.45795	$17.34851	43,701
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
01/01/2019 to 12/31/2019	$39.64949	$47.43491	445,916
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
01/01/2019 to 12/31/2019	$46.89028	$54.25085	33,379
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
01/01/2019 to 12/31/2019	$14.70192	$17.54654	191,206
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
01/01/2019 to 12/31/2019	$16.62986	$19.98140	3,455,129
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
01/01/2019 to 12/31/2019	$12.33556	$14.35795	842,860
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
01/01/2019 to 12/31/2019	$13.16170	$16.23816	11,581
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
01/01/2019 to 12/31/2019	$50.52072	$61.08934	537,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
01/01/2019 to 12/31/2019	$26.64894	$30.29598	1,326,908
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
01/01/2019 to 12/31/2019	$28.77270	$32.51436	1,127,514
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
01/01/2019 to 12/31/2019	$24.65191	$31.58841	671,199
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
01/01/2019 to 12/31/2019	$13.07893	$15.83125	1,825,743
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
01/01/2019 to 12/31/2019	$13.95200	$16.39502	5,155,128
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
01/01/2019 to 12/31/2019	$27.24112	$33.43119	1,226,964
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
01/01/2019 to 12/31/2019	$14.01525	$16.74932	124,461
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
01/01/2019 to 12/31/2019	$38.33899	$45.68190	2,631,974
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
01/01/2019 to 12/31/2019	$42.60308	$49.09154	316,127
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
01/01/2019 to 12/31/2019	$13.94339	$16.57398	739,085
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997
Net Assets	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

NET ASSETS, representing:
Accumulation units	$—	$605,331,092	$454,720,232	$129,775,343	$686,577,284
Contracts in payout (annuitization) period	—	701,273	109,455	170,776	53,713
	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Units outstanding	—	13,440,860	39,170,263	2,450,197	29,386,228

Portfolio shares held	—	13,131,796	454,829,687	8,986,592	33,026,984
Portfolio net asset value per share	$—	$46.15	$1.00	$14.46	$20.79
Investment in portfolio shares, at cost	$—	$338,724,538	$454,829,687	$93,741,416	$491,647,458

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,757,330	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,804,515	8,381,281	5,773,944	1,673,149	9,427,537

NET INVESTMENT INCOME (LOSS)	(2,804,515)	(8,381,281)	1,983,386	(1,673,149)	(9,427,537)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET GAIN (LOSS) ON INVESTMENTS	81,285,056	143,113,832	—	33,052,381	90,614,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,480,541	$134,732,551	$1,983,386	$31,379,232	$81,187,396

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154
Net Assets	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

NET ASSETS, representing:
Accumulation units	$679,191,023	$165,586,074	$229,035,637	$68,748,550	$208,527,941
Contracts in payout (annuitization) period	4,104,090	1,339,193	573,899	495,737	1,245,213
	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Units outstanding	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

Portfolio shares held	39,680,320	14,668,301	9,515,522	2,700,635	7,241,048
Portfolio net asset value per share	$17.22	$11.38	$24.13	$25.64	$28.97
Investment in portfolio shares, at cost	$624,835,740	$150,864,709	$125,287,707	$56,072,830	$136,421,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,070,300	2,155,173	3,157,252	925,332	2,988,083

NET INVESTMENT INCOME (LOSS)	(7,070,300)	(2,155,173)	(3,157,252)	(925,332)	(2,988,083)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET GAIN (LOSS) ON INVESTMENTS	70,329,065	22,397,298	67,392,255	11,263,970	40,571,385

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$63,258,765	$20,242,125	$64,235,003	$10,338,638	$37,583,302

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031
Net Assets	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

NET ASSETS, representing:
Accumulation units	$454,062,435	$169,617,865	$255,852,485	$859,857,138	$239,785,589
Contracts in payout (annuitization) period	1,049,380	473,575	1,309,870	4,078,400	561,442
	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Units outstanding	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

Portfolio shares held	38,765,913	6,795,503	7,773,953	13,524,351	7,202,488
Portfolio net asset value per share	$11.74	$25.03	$33.08	$63.88	$33.37
Investment in portfolio shares, at cost	$295,485,652	$124,258,424	$163,397,169	$403,257,400	$108,268,110

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,141,947	2,198,913	3,693,087	12,243,505	3,255,955

NET INVESTMENT INCOME (LOSS)	(6,141,947)	(2,198,913)	(3,693,087)	(12,243,505)	(3,255,955)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET GAIN (LOSS) ON INVESTMENTS	115,548,205	32,011,616	62,160,139	229,910,791	71,551,438

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$109,406,258	$29,812,703	$58,467,052	$217,667,286	$68,295,483

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
ASSETS
Investment in the portfolios, at fair value	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133
Net Assets	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

NET ASSETS, representing:
Accumulation units	$300,819,014	$159,650,380	$280,278,480	$1,045,812,347	$166,969,302
Contracts in payout (annuitization) period	1,342,933	186,489	1,140,567	6,577,702	1,533,831
	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Units outstanding	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

Portfolio shares held	8,559,829	3,012,948	24,860,340	71,107,436	4,828,170
Portfolio net asset value per share	$35.30	$53.05	$11.32	$14.80	$34.90
Investment in portfolio shares, at cost	$188,855,166	$109,330,238	$262,502,910	$901,622,904	$111,536,601

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,084,012	2,180,609	4,008,629	14,751,212	2,181,312

NET INVESTMENT INCOME (LOSS)	(4,084,012)	(2,180,609)	(4,008,629)	(14,751,212)	(2,181,312)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET GAIN (LOSS) ON INVESTMENTS	55,117,398	38,631,633	12,642,299	92,500,912	35,138,093

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,033,386	$36,451,024	$8,633,670	$77,749,700	$32,956,781

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441
Net Assets	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

NET ASSETS, representing:
Accumulation units	$115,858,023	$2,326,813,813	$109,051,228	$206,556,369	$159,639,455
Contracts in payout (annuitization) period	46,491	32,931	281,063	926,309	859,986
	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Units outstanding	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

Portfolio shares held	5,146,737	69,437,384	5,094,701	8,602,101	4,962,877
Portfolio net asset value per share	$22.52	$33.51	$21.46	$24.12	$32.34
Investment in portfolio shares, at cost	$101,012,228	$1,519,973,612	$87,618,808	$143,645,471	$124,232,228

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,400,751	31,873,852	1,553,494	2,761,322	2,070,300

NET INVESTMENT INCOME (LOSS)	(1,400,751)	(31,873,852)	(1,553,494)	(2,761,322)	(2,070,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET GAIN (LOSS) ON INVESTMENTS	15,602,758	421,164,156	18,940,899	51,618,125	36,244,261

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,202,007	$389,290,304	$17,387,405	$48,856,803	$34,173,961

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810
Net Assets	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

NET ASSETS, representing:
Accumulation units	$119,052,197	$316,932,750	$312,255,996	$4,167,400,669	$1,589,008,412
Contracts in payout (annuitization) period	672,132	542,105	—	—	546,398
	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Units outstanding	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088

Portfolio shares held	10,502,134	15,463,948	17,925,143	191,516,575	98,607,619
Portfolio net asset value per share	$11.40	$20.53	$17.42	$21.76	$16.12
Investment in portfolio shares, at cost	$113,557,861	$202,126,390	$234,119,392	$2,416,407,559	$1,197,973,050

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,707,512	4,546,047	4,243,399	60,997,381	23,404,169

NET INVESTMENT INCOME (LOSS)	(1,707,512)	(4,546,047)	(4,243,399)	(60,997,381)	(23,404,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET GAIN (LOSS) ON INVESTMENTS	1,904,624	85,338,990	54,978,901	806,295,761	224,997,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$197,112	$80,792,943	$50,735,502	$745,298,380	$201,593,050

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Net Assets	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

NET ASSETS, representing:
Accumulation units	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Contracts in payout (annuitization) period	—	—	—	—	—
	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Units outstanding	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

Portfolio shares held	116,093,488	85,792,570	41,589,105	30,771,632	34,523,884
Portfolio net asset value per share	$20.48	$18.06	$15.96	$18.01	$15.28
Investment in portfolio shares, at cost	$1,385,783,352	$1,084,593,654	$495,413,658	$386,654,219	$413,638,239

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	33,870,047	23,132,400	8,894,324	7,456,091	6,973,628

NET INVESTMENT INCOME (LOSS)	(33,870,047)	(23,132,400)	(8,894,324)	(7,456,091)	(6,973,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET GAIN (LOSS) ON INVESTMENTS	410,198,492	210,721,596	104,259,796	93,089,112	72,955,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$376,328,445	$187,589,196	$95,365,472	$85,633,021	$65,981,835

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983
Net Assets	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

NET ASSETS, representing:
Accumulation units	$661,124,788	$947,055	$3,034,001	$487,983	$4,477,160
Contracts in payout (annuitization) period	1,327,360	—	—	—	157,823
	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Units outstanding	45,586,442	40,295	101,369	9,231	224,275

Portfolio shares held	47,116,084	111,681	190,100	27,384	499,459
Portfolio net asset value per share	$14.06	$8.48	$15.96	$17.82	$9.28
Investment in portfolio shares, at cost	$577,267,638	$1,078,566	$2,597,831	$446,849	$3,687,779

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$14,151	$57,211	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,188,791	12,358	28,893	4,429	62,341

NET INVESTMENT INCOME (LOSS)	(9,188,791)	1,793	28,318	(4,429)	(62,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET GAIN (LOSS) ON INVESTMENTS	74,696,510	219,549	493,905	141,200	1,311,994

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,507,719	$221,342	$522,223	$136,771	$1,249,653

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
ASSETS
Investment in the portfolios, at fair value	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129
Net Assets	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

NET ASSETS, representing:
Accumulation units	$7,612,501	$4,787,470	$2,482,575	$7,707,821	$4,824,129
Contracts in payout (annuitization) period	—	—	156	—	—
	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Units outstanding	284,822	435,256	1,794,220	234,769	219,986

Portfolio shares held	122,486	166,579	93,759	101,246	74,550
Portfolio net asset value per share	$62.15	$28.74	$26.48	$76.13	$64.71
Investment in portfolio shares, at cost	$7,131,192	$4,214,290	$2,736,602	$6,930,108	$4,779,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$16,545	$40,768	$2,265	$—	$17,079

EXPENSES
Charges for mortality and expense risk,
and for administration	94,437	51,020	35,600	92,387	62,493

NET INVESTMENT INCOME (LOSS)	(77,892)	(10,252)	(33,335)	(92,387)	(45,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET GAIN (LOSS) ON INVESTMENTS	1,538,551	1,235,963	(736,222)	1,135,006	785,179

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,460,659	$1,225,711	$(769,557)	$1,042,619	$739,765

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
ASSETS
Investment in the portfolios, at fair value	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266
Net Assets	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

NET ASSETS, representing:
Accumulation units	$9,038,611	$18,446,993	$9,798,494	$7,722,400	$7,939,889
Contracts in payout (annuitization) period	—	—	—	16,220	22,377
	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Units outstanding	298,525	733,857	350,283	314,978	455,184

Portfolio shares held	557,595	344,032	118,097	160,519	266,653
Portfolio net asset value per share	$16.21	$53.62	$82.97	$48.21	$29.86
Investment in portfolio shares, at cost	$7,598,894	$18,163,198	$9,270,131	$8,439,509	$8,455,665

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,972	$45,877	$—	$102,682	$117,751

EXPENSES
Charges for mortality and expense risk,
and for administration	97,896	268,061	149,609	99,708	104,177

NET INVESTMENT INCOME (LOSS)	(75,924)	(222,184)	(149,609)	2,974	13,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET GAIN (LOSS) ON INVESTMENTS	3,528,421	5,153,931	2,037,403	1,522,305	598,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,452,497	$4,931,747	$1,887,794	$1,525,279	$612,072

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
ASSETS
Investment in the portfolios, at fair value	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577
Net Assets	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

NET ASSETS, representing:
Accumulation units	$8,783,038	$14,658,860	$7,072,074	$27,798,779	$8,454,577
Contracts in payout (annuitization) period	2,735	—	—	38,850	—
	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Units outstanding	660,060	966,910	319,913	984,576	378,182

Portfolio shares held	373,863	318,256	260,482	371,614	294,482
Portfolio net asset value per share	$23.50	$46.06	$27.15	$74.91	$28.71
Investment in portfolio shares, at cost	$8,343,941	$12,994,434	$7,403,628	$27,047,880	$8,383,857
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$211,793	$70,422	$73,610	$—	$314,565

EXPENSES
Charges for mortality and expense risk,
and for administration	114,517	204,399	115,515	402,662	82,732

NET INVESTMENT INCOME (LOSS)	97,276	(133,977)	(41,905)	(402,662)	231,833

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET GAIN (LOSS) ON INVESTMENTS	1,116,659	3,522,665	1,323,643	4,793,694	409,639

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,213,935	$3,388,688	$1,281,738	$4,391,032	$641,472

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993
Net Assets	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

NET ASSETS, representing:
Accumulation units	$8,637,965	$6,305,094	$4,864,129	$14,842,349	$19,403,993
Contracts in payout (annuitization) period	—	—	—	15,327	—
	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Units outstanding	302,763	71,855	337,406	1,565,273	685,992

Portfolio shares held	108,996	146,290	88,342	595,737	449,896
Portfolio net asset value per share	$79.25	$43.10	$55.06	$24.94	$43.13
Investment in portfolio shares, at cost	$8,801,854	$6,270,084	$4,591,832	$13,775,442	$19,161,646

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$5,907	$3,905	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	115,555	89,586	63,257	137,887	219,490

NET INVESTMENT INCOME (LOSS)	(115,555)	(89,586)	(57,350)	(133,982)	(219,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET GAIN (LOSS) ON INVESTMENTS	1,919,291	1,283,592	815,869	3,775,797	3,088,545

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,803,736	$1,194,006	$758,519	$3,641,815	$2,869,055

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812
Net Assets	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

NET ASSETS, representing:
Accumulation units	$15,154,098	$2,723,413	$8,491,933	$1,757,774	$21,803,493
Contracts in payout (annuitization) period	23,021	—	—	—	90,319
	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Units outstanding	562,546	155,500	273,202	1,390,675	819,099

Portfolio shares held	360,074	79,423	130,545	46,003	423,642
Portfolio net asset value per share	$42.15	$34.29	$65.05	$38.21	$51.68
Investment in portfolio shares, at cost	$14,457,998	$2,467,137	$8,394,033	$1,768,044	$20,835,945

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,059	$21,627	$143,106	$3,559	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	152,221	32,590	112,757	34,572	288,188

NET INVESTMENT INCOME (LOSS)	(131,162)	(10,963)	30,349	(31,013)	(288,188)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET GAIN (LOSS) ON INVESTMENTS	1,943,346	337,388	1,779,201	(702,307)	6,773,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,812,184	$326,425	$1,809,550	$(733,320)	$6,484,898

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
ASSETS
Investment in the portfolios, at fair value	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Net Assets	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

NET ASSETS, representing:
Accumulation units	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Units outstanding	144,607	413,871	28,418	880,730	88,244

Portfolio shares held	54,687	377,969	1,267	13,579	10,117
Portfolio net asset value per share	$60.61	$35.85	$27.75	$31.90	$10.20
Investment in portfolio shares, at cost	$2,948,587	$14,232,819	$36,093	$479,235	$103,889

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,897	$—	$309	$746	$246

EXPENSES
Charges for mortality and expense risk,
and for administration	33,366	190,339	1,045	8,260	6,441

NET INVESTMENT INCOME (LOSS)	(25,469)	(190,339)	(736)	(7,514)	(6,195)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET GAIN (LOSS) ON INVESTMENTS	1,039,984	2,245,904	(56,523)	(241,550)	(150,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,014,515	$2,055,565	$(57,259)	$(249,064)	$(156,629)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587
Net Assets	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

NET ASSETS, representing:
Accumulation units	$8,898,669	$9,161,279	$3,497,419	$10,295,180	$37,196,587
Contracts in payout (annuitization) period	—	10,462	—	5,574	—
	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Units outstanding	360,010	458,306	337,444	209,065	2,456,232

Portfolio shares held	182,837	161,276	110,924	167,465	304,416
Portfolio net asset value per share	$48.67	$56.87	$31.53	$61.51	$122.19
Investment in portfolio shares, at cost	$8,602,187	$7,488,830	$3,427,299	$8,811,480	$25,966,551

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$111,231	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	122,184	96,527	52,208	128,050	575,084

NET INVESTMENT INCOME (LOSS)	(122,184)	(96,527)	59,023	(128,050)	(575,084)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET GAIN (LOSS) ON INVESTMENTS	1,697,632	2,871,359	354,938	4,184,338	28,672,209

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,575,448	$2,774,832	$413,961	$4,056,288	$28,097,125

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
ASSETS
Investment in the portfolios, at fair value	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277
Net Assets	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

NET ASSETS, representing:
Accumulation units	$6,302,326	$20,591,375	$18,040,875	$13,042,039	$1,343,277
Contracts in payout (annuitization) period	—	—	53,980	—	—
	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Units outstanding	224,669	767,654	640,199	658,336	67,536

Portfolio shares held	265,697	408,235	281,194	273,992	9,900
Portfolio net asset value per share	$23.72	$50.44	$64.35	$47.60	$135.68
Investment in portfolio shares, at cost	$5,765,001	$19,382,926	$18,731,926	$12,271,542	$454,388

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$293,681	$—	$113,431	$13,595

EXPENSES
Charges for mortality and expense risk,
and for administration	78,463	265,145	228,707	163,923	17,265

NET INVESTMENT INCOME (LOSS)	(78,463)	28,536	(228,707)	(50,492)	(3,670)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET GAIN (LOSS) ON INVESTMENTS	2,307,485	3,545,514	4,063,830	2,989,883	435,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,229,022	$3,574,050	$3,835,123	$2,939,391	$431,549

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460
Net Assets	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

NET ASSETS, representing:
Accumulation units	$9,142,628	$14,754	$27,269,835	$20,899,284	$16,818,460
Contracts in payout (annuitization) period	—	—	40,550	3,909	—
	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Units outstanding	362,121	9,226	734,069	1,292,119	322,796

Portfolio shares held	187,119	267	903,420	767,653	818,417
Portfolio net asset value per share	$48.86	$55.29	$30.23	$27.23	$20.55
Investment in portfolio shares, at cost	$4,728,403	$35,747	$26,653,392	$15,999,232	$11,693,602

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$11,013	$136	$10,432	$—	$186,287

EXPENSES
Charges for mortality and expense risk,
and for administration	120,004	226	324,647	277,204	242,525

NET INVESTMENT INCOME (LOSS)	(108,991)	(90)	(314,215)	(277,204)	(56,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET GAIN (LOSS) ON INVESTMENTS	2,634,174	(4,455)	7,061,291	6,181,340	2,971,232

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,525,183	$(4,545)	$6,747,076	$5,904,136	$2,914,994

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449
Net Assets	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

NET ASSETS, representing:
Accumulation units	$222,506	$1,305,128	$951,856,979	$4,097,738,239	$1,564,074,449
Contracts in payout (annuitization) period	—	—	—	402,692	—
	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Units outstanding	21,853	42,102	60,265,076	242,580,072	77,641,709

Portfolio shares held	118,354	131,698	57,898,843	224,309,849	72,310,423
Portfolio net asset value per share	$1.88	$9.91	$16.44	$18.27	$21.63
Investment in portfolio shares, at cost	$357,590	$1,258,899	$650,274,067	$3,238,637,027	$927,329,384

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,951	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,208	17,702	13,480,749	56,025,355	22,239,046

NET INVESTMENT INCOME (LOSS)	4,743	(17,702)	(13,480,749)	(56,025,355)	(22,239,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET GAIN (LOSS) ON INVESTMENTS	24,606	277,554	164,003,906	672,489,108	296,531,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,349	$259,852	$150,523,157	$616,463,753	$274,292,882

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Net Assets	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

NET ASSETS, representing:
Accumulation units	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Units outstanding	67,175,981	—	1,862,221	9,956,241	6,274,614

Portfolio shares held	141,911,815	—	2,137,709	10,660,095	9,770,297
Portfolio net asset value per share	$8.32	$—	$14.94	$9.85	$7.10
Investment in portfolio shares, at cost	$1,101,871,489	$—	$25,388,886	$92,329,364	$67,723,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	24,067,857	651,927	397,161	1,327,829	1,038,113

NET INVESTMENT INCOME (LOSS)	(24,067,857)	(651,927)	(397,161)	(1,327,829)	(1,038,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET GAIN (LOSS) ON INVESTMENTS	187,199,750	850,392	6,560,697	11,653,341	1,780,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,131,893	$198,465	$6,163,536	$10,325,512	$741,943

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420
Net Assets	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

NET ASSETS, representing:
Accumulation units	$85,765,977	$20,018,643	$2,489,431	$17,351,777	$12,700,483
Contracts in payout (annuitization) period	—	—	—	68,819	33,937
	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Units outstanding	2,546,461	1,544,623	74,385	488,130	451,170

Portfolio shares held	2,117,156	1,287,373	81,487	546,271	1,237,553
Portfolio net asset value per share	$40.51	$15.55	$30.55	$31.89	$10.29
Investment in portfolio shares, at cost	$61,669,688	$18,842,736	$2,107,595	$14,611,629	$12,598,297

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,087,414	623,849	33,422	211,716	169,046

NET INVESTMENT INCOME (LOSS)	(1,087,414)	(623,849)	(33,422)	(211,716)	(169,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET GAIN (LOSS) ON INVESTMENTS	21,469,603	1,606,555	736,218	4,939,233	2,810,773

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,382,189	$982,706	$702,796	$4,727,517	$2,641,727

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213
Net Assets	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

NET ASSETS, representing:
Accumulation units	$9,150,914	$22,267,074	$91,509,647	$105,245,827	$19,665,627
Contracts in payout (annuitization) period	367,230	—	—	—	18,586
	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Units outstanding	489,395	1,829,967	5,310,754	7,572,409	924,127

Portfolio shares held	5,229,750	1,548,475	4,836,662	6,737,889	722,887
Portfolio net asset value per share	$1.82	$14.38	$18.92	$15.62	$27.23
Investment in portfolio shares, at cost	$14,559,083	$20,732,661	$68,739,824	$86,114,287	$18,583,458
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$394,110	$—	$—	$—	$550,592

EXPENSES
Charges for mortality and expense risk,
and for administration	121,563	533,680	1,228,587	1,591,783	255,384

NET INVESTMENT INCOME (LOSS)	272,547	(533,680)	(1,228,587)	(1,591,783)	295,208

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET GAIN (LOSS) ON INVESTMENTS	950,160	1,688,428	20,179,546	17,095,687	3,942,552

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,222,707	$1,154,748	$18,950,959	$15,503,904	$4,237,760

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Net Assets	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

NET ASSETS, representing:
Accumulation units	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Contracts in payout (annuitization) period	—	—	—	—	—
	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Units outstanding	27,804	194,912	94,842	183,717	9,438,867

Portfolio shares held	29,951	238,181	92,893	175,490	8,480,614
Portfolio net asset value per share	$10.62	$21.88	$26.56	$26.68	$13.39
Investment in portfolio shares, at cost	$309,176	$1,834,371	$2,228,015	$3,790,712	$103,691,203

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$8,645	$—	$13,852	$12,807	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,161	47,527	35,120	63,509	1,437,180

NET INVESTMENT INCOME (LOSS)	5,484	(47,527)	(21,268)	(50,702)	(1,437,180)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET GAIN (LOSS) ON INVESTMENTS	11,791	1,425,631	658,664	1,204,115	9,425,008

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,275	$1,378,104	$637,396	$1,153,413	$7,987,828

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586
Net Assets	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

NET ASSETS, representing:
Accumulation units	$22,613,599	$158,242,400	$3,450,087	$71,879,469	$14,051,447
Contracts in payout (annuitization) period	—	825,072	—	—	49,139
	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Units outstanding	2,079,666	10,054,299	301,519	3,384,328	671,935

Portfolio shares held	1,867,349	9,131,313	282,331	3,077,032	2,582,525
Portfolio net asset value per share	$12.11	$17.42	$12.22	$23.36	$5.46
Investment in portfolio shares, at cost	$21,005,050	$112,125,408	$3,175,496	$56,214,553	$13,961,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	395,281	2,165,915	24,226	876,238	177,848

NET INVESTMENT INCOME (LOSS)	(395,281)	(2,165,915)	(24,226)	(876,238)	(177,848)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET GAIN (LOSS) ON INVESTMENTS	1,651,714	30,054,758	380,306	16,083,343	3,813,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,256,433	$27,888,843	$356,080	$15,207,105	$3,636,118

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Net Assets	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

NET ASSETS, representing:
Accumulation units	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Contracts in payout (annuitization) period	—	—	—	—	—
	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Units outstanding	1,666,055	215,916	3,183,083	77,109	12,691

Portfolio shares held	1,461,832	200,276	2,908,519	748,752	21,551
Portfolio net asset value per share	$11.67	$12.24	$22.00	$1.00	$7.64
Investment in portfolio shares, at cost	$15,611,124	$2,521,133	$47,032,528	$748,752	$180,562

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$15,080	$8,137

EXPENSES
Charges for mortality and expense risk,
and for administration	721,958	29,037	815,119	8,191	1,598

NET INVESTMENT INCOME (LOSS)	(721,958)	(29,037)	(815,119)	6,889	6,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET GAIN (LOSS) ON INVESTMENTS	3,469,830	440,528	15,040,878	327	15,730

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,747,872	$411,491	$14,225,759	$7,216	$22,269

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Net Assets	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

NET ASSETS, representing:
Accumulation units	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Units outstanding	193,027	153,135	2,157,443	7,986,633	5,789,539

Portfolio shares held	177,415	139,371	1,912,447	7,336,916	5,406,669
Portfolio net asset value per share	$20.63	$21.62	$13.22	$11.52	$11.29
Investment in portfolio shares, at cost	$3,030,517	$2,480,411	$23,231,203	$77,289,859	$52,949,570

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	52,425	43,345	976,413	1,527,285	1,506,965

NET INVESTMENT INCOME (LOSS)	(52,425)	(43,345)	(976,413)	(1,527,285)	(1,506,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET GAIN (LOSS) ON INVESTMENTS	770,335	675,184	4,832,950	8,092,739	10,130,902

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$717,910	$631,839	$3,856,537	$6,565,454	$8,623,937

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
ASSETS
Investment in the portfolios, at fair value	$29,747,417	$11,171,295	$25,527,755	$16,373,110
Net Assets	$29,747,417	$11,171,295	$25,527,755	$16,373,110

NET ASSETS, representing:
Accumulation units	$29,737,101	$11,171,295	$25,527,755	$16,373,110
Contracts in payout (annuitization) period	10,316	—	—	—
	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Units outstanding	2,229,825	1,044,069	2,378,772	1,454,302

Portfolio shares held	2,243,395	1,000,116	2,310,204	1,431,216
Portfolio net asset value per share	$13.26	$11.17	$11.05	$11.44
Investment in portfolio shares, at cost	$24,707,326	$10,066,434	$25,295,887	$16,615,476

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$588,054	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	372,056	333,822	255,093	119,989

NET INVESTMENT INCOME (LOSS)	215,998	(333,822)	(255,093)	(119,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET GAIN (LOSS) ON INVESTMENTS	5,119,985	2,728,156	938,725	(179,949)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,335,983	$2,394,334	$683,632	$(299,938)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,804,515)	$(8,381,281)	$1,983,386	$(1,673,149)	$(9,427,537)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,480,541	134,732,551	1,983,386	31,379,232	81,187,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	599,035	811,772	6,520,305	449,901	239,319
Annuity payments	(301,513)	(624,403)	(3,653,808)	(427,348)	(611,346)
Surrenders, withdrawals and death benefits	(20,573,528)	(62,313,555)	(602,418,902)	(11,176,542)	(63,048,636)
Net transfers between other subaccounts
or fixed rate option	(603,636,483)	16,994,442	554,790,528	4,440,720	64,011,445
Miscellaneous transactions	62,392	47,475	(4,978)	2,373	(3,643)
Other charges	(565,064)	(3,601,464)	(968,835)	(724,346)	(5,074,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(624,415,161)	(48,685,733)	(45,735,690)	(7,435,242)	(4,487,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(545,934,620)	86,046,818	(43,752,304)	23,943,990	76,699,937

NET ASSETS
Beginning of period	545,934,620	519,985,547	498,581,991	106,002,129	609,931,060
End of period	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Beginning units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351
Units issued	796,670	2,691,520	40,275,313	547,824	6,120,492
Units redeemed	(24,237,658)	(4,465,573)	(45,099,582)	(727,829)	(8,770,615)
Ending units	—	13,440,860	39,170,263	2,450,197	29,386,228

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,070,300)	$(2,155,173)	$(3,157,252)	$(925,332)	$(2,988,083)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,258,765	20,242,125	64,235,003	10,338,638	37,583,302

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,673,915	697,171	810,729	102,300	657,974
Annuity payments	(702,259)	(481,003)	(614,101)	(122,395)	(366,819)
Surrenders, withdrawals and death benefits	(50,985,697)	(16,428,470)	(20,656,728)	(6,543,075)	(23,061,496)
Net transfers between other subaccounts
or fixed rate option	596,689,279	25,477,194	(3,191,728)	7,667,624	3,502,860
Miscellaneous transactions	(204)	(126)	15,422	2,004	9,665
Other charges	(1,765,883)	(692,200)	(942,403)	(413,566)	(631,138)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	544,909,151	8,572,566	(24,578,809)	692,892	(19,888,954)

TOTAL INCREASE (DECREASE) IN NET ASSETS	608,167,916	28,814,691	39,656,194	11,031,530	17,694,348

NET ASSETS
Beginning of period	75,127,197	138,110,576	189,953,342	58,212,757	192,078,806
End of period	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Beginning units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655
Units issued	32,476,836	2,992,415	881,807	622,339	655,524
Units redeemed	(5,404,501)	(2,761,422)	(1,604,347)	(621,932)	(1,310,218)
Ending units	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,141,947)	$(2,198,913)	$(3,693,087)	$(12,243,505)	$(3,255,955)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,406,258	29,812,703	58,467,052	217,667,286	68,295,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,746,378	487,300	601,508	2,481,159	658,645
Annuity payments	(798,101)	(395,958)	(509,159)	(2,137,882)	(708,277)
Surrenders, withdrawals and death benefits	(48,309,939)	(14,522,908)	(25,884,547)	(90,464,912)	(23,779,194)
Net transfers between other subaccounts
or fixed rate option	10,051,094	16,042,222	10,993,484	(27,374,359)	1,067,741
Miscellaneous transactions	48,780	10,123	16,609	30,466	(2,588)
Other charges	(2,285,413)	(1,110,277)	(1,043,700)	(2,028,871)	(930,858)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,547,201)	510,502	(15,825,805)	(119,494,399)	(23,694,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,859,057	30,323,205	42,641,247	98,172,887	44,600,952

NET ASSETS
Beginning of period	385,252,758	139,768,235	214,521,108	765,762,651	195,746,079
End of period	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Beginning units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588
Units issued	4,529,509	868,561	1,256,100	1,273,612	1,148,907
Units redeemed	(5,641,847)	(1,018,450)	(2,234,306)	(4,635,958)	(2,052,560)
Ending units	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,084,012)	$(2,180,609)	$(4,008,629)	$(14,751,212)	$(2,181,312)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,033,386	36,451,024	8,633,670	77,749,700	32,956,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	714,319	244,872	3,376,047	1,690,092	405,031
Annuity payments	(362,797)	(215,316)	(1,021,489)	(2,215,528)	(399,405)
Surrenders, withdrawals and death benefits	(28,380,509)	(15,571,248)	(34,007,902)	(105,802,551)	(18,433,272)
Net transfers between other subaccounts
or fixed rate option	13,129,110	13,250,113	32,624,078	115,979,130	7,465,776
Miscellaneous transactions	20,654	18,291	(1,697)	1,312	8,520
Other charges	(1,231,267)	(916,260)	(620,518)	(7,155,415)	(901,028)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,110,490)	(3,189,548)	348,519	2,497,040	(11,854,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,922,896	33,261,476	8,982,189	80,246,740	21,102,403

NET ASSETS
Beginning of period	267,239,051	126,575,393	272,436,858	972,143,309	147,400,730
End of period	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Beginning units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956
Units issued	900,511	1,020,737	3,693,815	9,760,012	1,124,946
Units redeemed	(1,446,341)	(1,330,398)	(3,798,346)	(12,103,711)	(1,596,075)
Ending units	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,400,751)	$(31,873,852)	$(1,553,494)	$(2,761,322)	$(2,070,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,202,007	389,290,304	17,387,405	48,856,803	34,173,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265,143	5,568,857	99,943	674,028	378,952
Annuity payments	(117,849)	(1,510,928)	(231,426)	(162,109)	(222,733)
Surrenders, withdrawals and death benefits	(9,272,864)	(210,855,389)	(10,127,989)	(21,861,556)	(13,136,403)
Net transfers between other subaccounts
or fixed rate option	23,743,724	109,731,423	5,975,064	8,075,603	7,079,993
Miscellaneous transactions	1,315	(36,747)	3,234	22,372	4,154
Other charges	(853,532)	(16,696,304)	(539,964)	(1,391,562)	(957,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,765,937	(113,799,088)	(4,821,138)	(14,643,224)	(6,853,196)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,967,944	275,491,216	12,566,267	34,213,579	27,320,765

NET ASSETS
Beginning of period	87,936,570	2,051,355,528	96,766,024	173,269,099	133,178,676
End of period	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Beginning units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443
Units issued	1,329,250	10,164,408	821,790	1,631,304	1,271,593
Units redeemed	(1,045,342)	(19,288,702)	(1,185,514)	(2,095,402)	(1,700,736)
Ending units	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,707,512)	$(4,546,047)	$(4,243,399)	$(60,997,381)	$(23,404,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,112	80,792,943	50,735,502	745,298,380	201,593,050

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	692,285	589,893	716,039	5,050,311	1,455,612
Annuity payments	(232,095)	(620,502)	(115,173)	(3,719,642)	(1,279,321)
Surrenders, withdrawals and death benefits	(12,907,322)	(32,090,975)	(27,806,079)	(410,829,147)	(138,908,097)
Net transfers between other subaccounts
or fixed rate option	15,347,529	(13,151,534)	28,580,935	142,237,540	160,450,728
Miscellaneous transactions	(1,358)	4,734	3,006	118,478	11,990
Other charges	(465,027)	(942,613)	(2,073,615)	(24,191,830)	(9,593,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,434,012	(46,210,997)	(694,887)	(291,334,290)	12,137,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,631,124	34,581,946	50,040,615	453,964,090	213,730,805

NET ASSETS
Beginning of period	117,093,205	282,892,909	262,215,381	3,713,436,579	1,375,824,005
End of period	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Beginning units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866
Units issued	1,720,042	913,995	4,123,878	28,623,199	20,891,330
Units redeemed	(1,630,155)	(2,755,322)	(4,359,230)	(46,848,705)	(21,334,108)
Ending units	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(33,870,047)	$(23,132,400)	$(8,894,324)	$(7,456,091)	$(6,973,628)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	376,328,445	187,589,196	95,365,472	85,633,021	65,981,835

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,389,529	3,589,199	161,058	477,719	249,353
Annuity payments	(2,319,148)	(4,310,791)	(688,583)	(155,467)	(326,122)
Surrenders, withdrawals and death benefits	(219,746,983)	(194,002,426)	(57,034,257)	(42,425,496)	(42,605,726)
Net transfers between other subaccounts
or fixed rate option	64,594,469	113,675,365	67,681,201	40,345,223	73,738,596
Miscellaneous transactions	(1,088)	(6,966)	2,637	(12,194)	1,122
Other charges	(16,561,858)	(9,671,197)	(5,854,362)	(4,983,047)	(4,751,712)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(167,645,079)	(90,726,816)	4,267,694	(6,753,262)	26,305,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	208,683,366	96,862,380	99,633,166	78,879,759	92,287,346

NET ASSETS
Beginning of period	2,168,911,272	1,452,551,436	564,128,952	475,317,335	435,237,601
End of period	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Beginning units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105
Units issued	17,317,535	15,825,800	11,354,474	8,018,909	10,659,011
Units redeemed	(28,466,419)	(22,568,797)	(11,714,049)	(9,020,233)	(9,307,874)
Ending units	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(9,188,791)	$1,793	$28,318	$(4,429)	$(62,341)
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,507,719	221,342	522,223	136,771	1,249,653

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,343	3,957	2,069	185	16,340
Annuity payments	(934,386)	—	(65,739)	—	(28,258)
Surrenders, withdrawals and death benefits	(70,175,568)	(64,922)	(151,967)	(21,777)	(686,257)
Net transfers between other subaccounts
or fixed rate option	80,820,686	10,857	(89,415)	—	(265,865)
Miscellaneous transactions	2,391	—	(9)	4,154	(100)
Other charges	(4,641,779)	(2,645)	(2,122)	(398)	(5,695)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,515,687	(52,753)	(307,183)	(17,836)	(969,835)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,023,406	168,589	215,040	118,935	279,818

NET ASSETS
Beginning of period	590,428,742	778,466	2,818,961	369,048	4,355,165
End of period	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Beginning units	45,511,006	42,981	112,949	9,724	277,363
Units issued	10,929,260	809	1,379	2,465	42,398
Units redeemed	(10,853,824)	(3,495)	(12,959)	(2,958)	(95,486)
Ending units	45,586,442	40,295	101,369	9,231	224,275

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(77,892)	$(10,252)	$(33,335)	$(92,387)	$(45,414)
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,460,659	1,225,711	(769,557)	1,042,619	739,765

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,217	3,240	11,238	17,141	34,863
Annuity payments	(7,024)	(9,432)	(1,601)	(15,600)	—
Surrenders, withdrawals and death benefits	(671,395)	(555,888)	(90,826)	(672,989)	(772,497)
Net transfers between other subaccounts
or fixed rate option	773,084	255,832	715,539	(722,570)	(216,377)
Miscellaneous transactions	84	(184)	(48)	141	(371)
Other charges	(22,941)	(2,154)	(2,123)	(4,207)	(4,921)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	92,025	(308,586)	632,179	(1,398,084)	(959,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,552,684	917,125	(137,378)	(355,465)	(219,538)

NET ASSETS
Beginning of period	6,059,817	3,870,345	2,620,109	8,063,286	5,043,667
End of period	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Beginning units	285,038	473,641	1,452,405	278,810	270,450
Units issued	144,307	438,760	4,224,333	481,716	129,501
Units redeemed	(144,523)	(477,145)	(3,882,518)	(525,757)	(179,965)
Ending units	284,822	435,256	1,794,220	234,769	219,986

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(75,924)	$(222,184)	$(149,609)	$2,974	$13,574
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,452,497	4,931,747	1,887,794	1,525,279	612,072

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,240	37,753	9,658	2,378	77,370
Annuity payments	(49,677)	(84,589)	(13,612)	(18,686)	(3,290)
Surrenders, withdrawals and death benefits	(841,332)	(2,192,959)	(969,501)	(539,588)	(1,120,741)
Net transfers between other subaccounts
or fixed rate option	(528,045)	(10,695,877)	367,125	758,948	(183,893)
Miscellaneous transactions	(3)	(190)	1,727	(15)	79
Other charges	(3,686)	(22,470)	(68,975)	(40,726)	(10,855)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,415,503)	(12,958,332)	(673,578)	162,311	(1,241,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,036,994	(8,026,585)	1,214,216	1,687,590	(629,258)

NET ASSETS
Beginning of period	7,001,617	26,473,578	8,584,278	6,051,030	8,591,524
End of period	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Beginning units	361,169	1,380,797	376,238	306,275	528,637
Units issued	423,489	6,745,052	193,116	106,419	308,117
Units redeemed	(486,133)	(7,391,992)	(219,071)	(97,716)	(381,570)
Ending units	298,525	733,857	350,283	314,978	455,184

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$97,276	$(133,977)	$(41,905)	$(402,662)	$231,833
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,213,935	3,388,688	1,281,738	4,391,032	641,472

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,782	11,375	55,539	161,109	6,855
Annuity payments	(9,147)	(8,892)	(21,535)	(38,241)	(3,161)
Surrenders, withdrawals and death benefits	(879,924)	(1,219,389)	(626,755)	(2,739,308)	(1,197,408)
Net transfers between other subaccounts
or fixed rate option	1,334,156	472,731	291,764	(2,238,940)	3,563,616
Miscellaneous transactions	231	294	(184)	118	88
Other charges	(18,875)	(80,384)	(13,232)	(157,563)	(2,922)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	445,223	(824,265)	(314,403)	(5,012,825)	2,367,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,659,158	2,564,423	967,335	(621,793)	3,008,540

NET ASSETS
Beginning of period	7,126,615	12,094,437	6,104,739	28,459,422	5,446,037
End of period	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Beginning units	624,754	1,024,018	316,265	1,182,881	267,684
Units issued	523,733	439,673	3,517,622	391,066	575,590
Units redeemed	(488,427)	(496,781)	(3,513,974)	(589,371)	(465,092)
Ending units	660,060	966,910	319,913	984,576	378,182

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(115,555)	$(89,586)	$(57,350)	$(133,982)	$(219,490)
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,803,736	1,194,006	758,519	3,641,815	2,869,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,662	5,551	2,680	26,324	27,166
Annuity payments	—	(85,089)	(794)	(17,857)	(22,180)
Surrenders, withdrawals and death benefits	(782,439)	(932,120)	(313,695)	(980,502)	(2,057,702)
Net transfers between other subaccounts
or fixed rate option	1,911,976	(689,651)	(32,063)	4,055,341	5,347,531
Miscellaneous transactions	147	138	43	(745)	(49)
Other charges	(46,090)	(3,219)	(8,605)	(15,548)	(63,050)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,085,256	(1,704,390)	(352,434)	3,067,013	3,231,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,888,992	(510,384)	406,085	6,708,828	6,100,771

NET ASSETS
Beginning of period	5,748,973	6,815,478	4,458,044	8,148,848	13,303,222
End of period	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Beginning units	255,352	90,695	370,030	1,250,238	570,539
Units issued	198,386	63,800	172,044	5,197,571	1,206,271
Units redeemed	(150,975)	(82,640)	(204,668)	(4,882,536)	(1,090,818)
Ending units	302,763	71,855	337,406	1,565,273	685,992

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(131,162)	$(10,963)	$30,349	$(31,013)	$(288,188)
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,812,184	326,425	1,809,550	(733,320)	6,484,898

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,131	6,688	18,280	11,841	29,732
Annuity payments	(20,911)	(46,105)	(33,858)	(1,402)	(31,547)
Surrenders, withdrawals and death benefits	(1,512,473)	(309,438)	(830,984)	(253,604)	(1,863,214)
Net transfers between other subaccounts
or fixed rate option	5,367,679	(299,576)	1,197,999	(66,005)	(629,756)
Miscellaneous transactions	(604)	(268)	368	118	86
Other charges	(38,180)	(3,583)	(32,000)	(5,744)	(23,805)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,826,642	(652,282)	319,805	(314,796)	(2,518,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,638,826	(325,857)	2,129,355	(1,048,116)	3,966,394

NET ASSETS
Beginning of period	9,538,293	3,049,270	6,362,578	2,805,890	17,927,418
End of period	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Beginning units	425,578	198,919	256,023	1,810,162	914,623
Units issued	1,097,355	340,548	441,056	8,806,848	6,552,290
Units redeemed	(960,387)	(383,967)	(423,877)	(9,226,335)	(6,647,814)
Ending units	562,546	155,500	273,202	1,390,675	819,099

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(25,469)	$(190,339)	$(736)	$(7,514)	$(6,195)
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,014,515	2,055,565	(57,259)	(249,064)	(156,629)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,889	31,806	2,754	810	111
Annuity payments	(1,022)	(16,179)	—	—	—
Surrenders, withdrawals and death benefits	(273,042)	(1,426,027)	(30,738)	(21,988)	(18,997)
Net transfers between other subaccounts
or fixed rate option	777,868	(79,193)	(294,665)	48,748	(1,061,774)
Miscellaneous transactions	(17)	(398)	27	429	44
Other charges	(1,458)	(51,390)	(111)	(1,957)	(131)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	516,218	(1,541,381)	(322,733)	26,042	(1,080,747)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,530,733	514,184	(379,992)	(223,022)	(1,237,376)

NET ASSETS
Beginning of period	1,783,874	13,035,993	415,155	656,187	1,340,564
End of period	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Beginning units	115,508	466,779	280,605	917,343	964,848
Units issued	491,225	236,469	1,092,142	28,054,197	17,640,029
Units redeemed	(462,126)	(289,377)	(1,344,329)	(28,090,810)	(18,516,633)
Ending units	144,607	413,871	28,418	880,730	88,244

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(122,184)	$(96,527)	$59,023	$(128,050)	$(575,084)
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,575,448	2,774,832	413,961	4,056,288	28,097,125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,077	12,847	2,812	15,617	53,581
Annuity payments	(58,180)	(2,360)	(37,899)	(257)	(4,385)
Surrenders, withdrawals and death benefits	(939,649)	(1,051,576)	(385,689)	(1,663,595)	(4,546,628)
Net transfers between other subaccounts
or fixed rate option	(212,944)	1,068,155	429,782	(341,724)	(27,725,619)
Miscellaneous transactions	1,389	2,220	(15)	(311)	4,714
Other charges	(31,608)	(3,552)	(22,722)	(10,730)	(17,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,210,915)	25,734	(13,731)	(2,001,000)	(32,235,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	364,533	2,800,566	400,230	2,055,288	(4,138,496)

NET ASSETS
Beginning of period	8,534,136	6,371,175	3,097,189	8,245,466	41,335,083
End of period	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Beginning units	417,169	458,248	351,652	246,839	4,640,368
Units issued	153,192	206,210	328,364	957,281	2,109,269
Units redeemed	(210,351)	(206,152)	(342,572)	(995,055)	(4,293,405)
Ending units	360,010	458,306	337,444	209,065	2,456,232

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(78,463)	$28,536	$(228,707)	$(50,492)	$(3,670)
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,229,022	3,574,050	3,835,123	2,939,391	431,549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	522,458	14,750	18,999	18,829	2,335
Annuity payments	—	(76,407)	(41,553)	(16,552)	(18,414)
Surrenders, withdrawals and death benefits	(975,607)	(1,584,211)	(1,786,021)	(1,377,984)	(77,991)
Net transfers between other subaccounts
or fixed rate option	(463,326)	1,624,328	1,270,236	697,705	(52,189)
Miscellaneous transactions	196	500	(578)	37	9
Other charges	(3,043)	(79,501)	(45,211)	(40,911)	(1,220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(919,322)	(100,541)	(584,128)	(718,876)	(147,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,309,700	3,473,509	3,250,995	2,220,515	284,079

NET ASSETS
Beginning of period	4,992,626	17,117,866	14,843,860	10,821,524	1,059,198
End of period	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Beginning units	258,488	774,003	671,885	698,198	75,896
Units issued	798,809	619,464	788,876	409,108	233
Units redeemed	(832,628)	(625,813)	(820,562)	(448,970)	(8,593)
Ending units	224,669	767,654	640,199	658,336	67,536

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(108,991)	$(90)	$(314,215)	$(277,204)	$(56,238)
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,525,183	(4,545)	6,747,076	5,904,136	2,914,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,700	14	63,355	60,888	21,428
Annuity payments	(25,138)	—	(115,080)	(39,429)	(98,559)
Surrenders, withdrawals and death benefits	(701,757)	(264)	(2,504,383)	(1,870,952)	(1,185,792)
Net transfers between other subaccounts
or fixed rate option	(244,051)	266	(731,142)	(1,438,636)	(1,552,130)
Miscellaneous transactions	(89)	—	(508)	(545)	(158)
Other charges	(11,035)	(21)	(25,243)	(20,115)	(6,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(964,370)	(5)	(3,313,001)	(3,308,789)	(2,821,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,560,813	(4,550)	3,434,075	2,595,347	93,651

NET ASSETS
Beginning of period	7,581,815	19,304	23,876,310	18,307,846	16,724,809
End of period	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Beginning units	405,345	9,159	842,591	1,500,542	380,185
Units issued	1,115	657	81,138	76,843	1,572
Units redeemed	(44,339)	(590)	(189,660)	(285,266)	(58,961)
Ending units	362,121	9,226	734,069	1,292,119	322,796

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$4,743	$(17,702)	$(13,480,749)	$(56,025,355)	$(22,239,046)
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,349	259,852	150,523,157	616,463,753	274,292,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,166	31,937	1,855,240	2,106,628	1,601,506
Annuity payments	—	(1,567)	(1,401,126)	(2,411,520)	(547,291)
Surrenders, withdrawals and death benefits	(33,294)	(137,750)	(81,843,215)	(320,987,326)	(143,671,918)
Net transfers between other subaccounts
or fixed rate option	(503)	15,961	78,991,758	392,133,010	64,094,064
Miscellaneous transactions	(2)	(19)	(3,119)	8,254	(23,475)
Other charges	(63)	(679)	(6,653,825)	(34,240,217)	(10,017,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,696)	(92,117)	(9,054,287)	36,608,829	(88,564,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,347)	167,735	141,468,870	653,072,582	185,728,026

NET ASSETS
Beginning of period	224,853	1,137,393	810,388,109	3,445,068,349	1,378,346,423
End of period	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Beginning units	25,346	45,120	61,719,373	244,175,825	83,312,728
Units issued	537	1,880	12,086,245	53,511,430	11,179,771
Units redeemed	(4,030)	(4,898)	(13,540,542)	(55,107,183)	(16,850,790)
Ending units	21,853	42,102	60,265,076	242,580,072	77,641,709
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,067,857)	$(651,927)	$(397,161)	$(1,327,829)	$(1,038,113)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	163,131,893	198,465	6,163,536	10,325,512	741,943

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,148	—	50,214	54,642	—
Annuity payments	(1,122,471)	—	(13,938)	(69,414)	(56,510)
Surrenders, withdrawals and death benefits	(129,490,853)	(7,629,406)	(2,724,965)	(8,233,401)	(14,126,100)
Net transfers between other subaccounts
or fixed rate option	(1,996,502,902)	(69,292,750)	3,681,442	19,063,606	41,666,964
Miscellaneous transactions	19,717	(12)	15	3,733	495
Other charges	(19,830,976)	(30,289)	(277,932)	(962,546)	(22,779)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,146,857,337)	(76,952,457)	714,836	9,856,620	27,462,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,983,725,444)	(76,753,992)	6,878,372	20,182,132	28,204,013

NET ASSETS
Beginning of period	3,164,431,741	76,753,992	25,059,001	84,819,807	41,165,096
End of period	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Beginning units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550
Units issued	41,416,728	82,743	673,738	3,457,318	5,099,394
Units redeemed	(175,956,038)	(6,042,412)	(654,162)	(2,660,473)	(2,652,330)
Ending units	67,175,981	—	1,862,221	9,956,241	6,274,614

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,087,414)	$(623,849)	$(33,422)	$(211,716)	$(169,046)
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,382,189	982,706	702,796	4,727,517	2,641,727

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,994	—	3,735	108,561	20,130
Annuity payments	(34,599)	—	—	(19,858)	(11,910)
Surrenders, withdrawals and death benefits	(5,944,235)	(6,280,520)	(386,613)	(1,359,909)	(1,415,906)
Net transfers between other subaccounts
or fixed rate option	7,946,886	(17,873,528)	2,115	294,526	168,452
Miscellaneous transactions	4,527	(456)	17	408	627
Other charges	(638,626)	(11,532)	(1,012)	(18,931)	(15,049)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,385,947	(24,166,036)	(381,758)	(995,203)	(1,253,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,768,136	(23,183,330)	321,038	3,732,314	1,388,071

NET ASSETS
Beginning of period	63,997,841	43,201,973	2,168,393	13,688,282	11,346,349
End of period	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Beginning units	2,510,921	3,415,588	87,526	523,427	497,525
Units issued	883,724	314,890	1,058	71,406	71,083
Units redeemed	(848,184)	(2,185,855)	(14,199)	(106,703)	(117,438)
Ending units	2,546,461	1,544,623	74,385	488,130	451,170

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$272,547	$(533,680)	$(1,228,587)	$(1,591,783)	$295,208
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,222,707	1,154,748	18,950,959	15,503,904	4,237,760

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,975	—	790,949	82,993	58,664
Annuity payments	(122,032)	—	—	(113,546)	(49,347)
Surrenders, withdrawals and death benefits	(970,098)	(4,922,985)	(39,802,564)	(9,674,249)	(2,613,884)
Net transfers between other subaccounts
or fixed rate option	61,973	(9,756,589)	3,685,345	4,064,532	(1,248,541)
Miscellaneous transactions	863	311	(13,515)	656	(223)
Other charges	(12,673)	(12,984)	(40,709)	(754,939)	(17,557)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(974,992)	(14,692,247)	(35,380,494)	(6,394,553)	(3,870,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,715	(13,537,499)	(16,429,535)	9,109,351	366,872

NET ASSETS
Beginning of period	9,270,429	35,804,573	107,939,182	96,136,476	19,317,341
End of period	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Beginning units	543,368	3,078,757	7,619,710	8,103,603	1,117,683
Units issued	50,528	372,881	1,555,017	2,058,186	154,807
Units redeemed	(104,501)	(1,621,671)	(3,863,973)	(2,589,380)	(348,363)
Ending units	489,395	1,829,967	5,310,754	7,572,409	924,127

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$5,484	$(47,527)	$(21,268)	$(50,702)	$(1,437,180)
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,275	1,378,104	637,396	1,153,413	7,987,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	351	1,947	5,351	5,359	16,316
Annuity payments	—	—	(5,586)	(5,233)	(115,823)
Surrenders, withdrawals and death benefits	(8,270)	(162,012)	(176,067)	(452,694)	(15,493,292)
Net transfers between other subaccounts
or fixed rate option	—	(145,210)	(206,278)	(112,329)	39,684,516
Miscellaneous transactions	—	(1,277)	(189)	(172)	189
Other charges	(336)	(3,314)	(4,166)	(1,180)	(947,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,255)	(309,866)	(386,935)	(566,249)	23,144,491

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,020	1,068,238	250,461	587,164	31,132,319

NET ASSETS
Beginning of period	309,060	4,143,171	2,216,788	4,094,903	82,423,110
End of period	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Beginning units	28,546	208,485	110,740	208,279	7,471,492
Units issued	20	1,174	3,758	180	4,828,005
Units redeemed	(762)	(14,747)	(19,656)	(24,742)	(2,860,630)
Ending units	27,804	194,912	94,842	183,717	9,438,867

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(395,281)	$(2,165,915)	$(24,226)	$(876,238)	$(177,848)
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,256,433	27,888,843	356,080	15,207,105	3,636,118

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	859,717	575	150,711	31,352
Annuity payments	—	(223,773)	—	(6,306)	(59,066)
Surrenders, withdrawals and death benefits	(4,911,339)	(14,267,304)	(89,789)	(5,634,880)	(1,499,499)
Net transfers between other subaccounts
or fixed rate option	(1,252,043)	13,308,648	1,192,558	11,237,702	752,894
Miscellaneous transactions	1,779	2,058	—	321	1,450
Other charges	(15,192)	(836,236)	(168)	(529,282)	(14,927)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,176,795)	(1,156,890)	1,103,176	5,218,266	(787,796)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,920,362)	26,731,953	1,459,256	20,425,371	2,848,322

NET ASSETS
Beginning of period	27,533,961	132,335,519	1,990,831	51,454,098	11,252,264
End of period	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Beginning units	2,749,972	10,165,866	196,633	3,111,678	713,290
Units issued	1,233,369	2,003,911	153,278	1,222,081	168,709
Units redeemed	(1,903,675)	(2,115,478)	(48,392)	(949,431)	(210,064)
Ending units	2,079,666	10,054,299	301,519	3,384,328	671,935

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(721,958)	$(29,037)	$(815,119)	$6,889	$6,539
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,747,872	411,491	14,225,759	7,216	22,269

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,918	38,370	331	125
Annuity payments	—	—	(77,843)	(848)	—
Surrenders, withdrawals and death benefits	(9,987,874)	(510,416)	(6,958,794)	(700,275)	(4,119)
Net transfers between other subaccounts
or fixed rate option	(45,483,322)	(438,234)	11,238,499	670,727	—
Miscellaneous transactions	(949)	(43)	3,900	(404)	—
Other charges	(12,593)	(703)	(468,226)	(850)	(140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,484,738)	(943,478)	3,775,906	(31,319)	(4,134)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,736,866)	(531,987)	18,001,665	(24,103)	18,135

NET ASSETS
Beginning of period	69,796,444	2,983,367	45,985,746	772,855	146,517
End of period	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Beginning units	7,217,549	304,509	2,982,173	80,250	13,021
Units issued	487,266	48,023	1,351,408	69,411	6
Units redeemed	(6,038,760)	(136,616)	(1,150,498)	(72,552)	(336)
Ending units	1,666,055	215,916	3,183,083	77,109	12,691

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(52,425)	$(43,345)	$(976,413)	$(1,527,285)	$(1,506,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	717,910	631,839	3,856,537	6,565,454	8,623,937

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,190	84,817	—	129	—
Annuity payments	(39,289)	—	(98,849)	(341,275)	(60,159)
Surrenders, withdrawals and death benefits	(511,703)	(356,595)	(10,366,013)	(19,121,777)	(15,920,136)
Net transfers between other subaccounts
or fixed rate option	(60,340)	(126,620)	(58,292,143)	(5,398,997)	(68,370,199)
Miscellaneous transactions	(324)	663	(1,043)	2,601	837
Other charges	(2,492)	(5,642)	(13,832)	(35,378)	(43,990)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(612,958)	(403,377)	(68,771,880)	(24,894,697)	(84,393,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,952	228,462	(64,915,343)	(18,329,243)	(75,769,710)

NET ASSETS
Beginning of period	3,555,130	2,784,738	90,197,888	102,850,519	136,811,002
End of period	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Beginning units	227,658	174,582	8,174,197	10,593,189	14,157,239
Units issued	63,566	42,104	715,881	4,652,658	1,158,688
Units redeemed	(98,197)	(63,551)	(6,732,635)	(7,259,214)	(9,526,388)
Ending units	193,027	153,135	2,157,443	7,986,633	5,789,539

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$215,998	$(333,822)	$(255,093)	$(119,989)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,335,983	2,394,334	683,632	(299,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	185,077	—	—	—
Annuity payments	(95,089)	(107,162)	—	—
Surrenders, withdrawals and death benefits	(3,084,715)	(6,409,110)	(5,706,058)	(1,329,439)
Net transfers between other subaccounts
or fixed rate option	116,356	(29,119,812)	23,059,239	17,837,865
Miscellaneous transactions	(45)	209,776	(954)	165,402
Other charges	(35,777)	(7,548)	(4,923)	(780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,914,193)	(35,433,856)	17,347,304	16,673,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,421,790	(33,039,522)	18,030,936	16,373,110

NET ASSETS
Beginning of period	27,325,627	44,210,817	7,496,819	—
End of period	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Beginning units	2,478,535	4,569,524	776,787	—
Units issued	367,672	2,843,734	3,070,444	5,967,895
Units redeemed	(616,382)	(6,369,189)	(1,468,459)	(4,513,593)
Ending units	2,229,825	1,044,069	2,378,772	1,454,302

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(13,629,011)	$(3,369,753)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	129,916,419	31,481,574
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(144,328,594)	(24,634,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(28,041,186)	3,477,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	2,305,127	769,365
Annuity payments	(1,304,162)	(510,315)	(587,794)	(3,616,195)	(1,009,997)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(96,917,143)	(22,837,323)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(87,618,588)	(11,515,030)
Miscellaneous transactions	1,923	3,040	(1,361)	5,450	(3,907)
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(2,169,885)	(882,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(188,011,234)	(35,479,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(216,052,420)	(32,002,312)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	981,815,071	227,748,391
End of period	$385,252,758	$139,768,235	$214,521,108	$765,762,651	$195,746,079

Beginning units	32,134,889	4,500,658	11,148,575	29,003,859	10,885,453
Units issued	3,079,855	519,053	1,293,365	948,402	1,077,466
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(6,839,048)	(2,686,331)
Ending units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)	$(2,588,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,329,269	16,454,626	1,205,790	34,488,487	25,906,422
Net change in unrealized appreciation (depreciation) on investments	(94,504,349)	(28,310,298)	881,874	(44,706,137)	(39,296,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)	(15,978,241)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	942,738	248,216	1,551,636	1,780,588	668,899
Annuity payments	(887,369)	(306,152)	(1,798,242)	(3,217,023)	(396,599)
Surrenders, withdrawals and death benefits	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)	(17,562,802)
Net transfers between other subaccounts
or fixed rate option	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)	(19,892,073)
Miscellaneous transactions	4,111	(8,156)	3,007	(3,030)	822
Other charges	(1,340,971)	(891,520)	(614,989)	(7,391,263)	(985,759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)	(38,167,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)	(54,145,753)

NET ASSETS
Beginning of period	384,828,804	163,900,697	324,559,611	1,223,684,992	201,546,483
End of period	$267,239,051	$126,575,393	$272,436,858	$972,143,309	$147,400,730

Beginning units	7,777,777	5,037,914	22,956,844	67,283,631	7,106,024
Units issued	611,970	938,645	2,672,117	5,357,062	910,589
Units redeemed	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)	(2,441,657)
Ending units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)	$(2,397,360)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	165,605	192,996,567	7,262,976	17,555,076	11,395,647
Net change in unrealized appreciation (depreciation) on investments	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)	(42,397,379)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)	(33,399,092)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	276,011	5,056,583	181,084	886,066	598,357
Annuity payments	(386,784)	(1,423,069)	(210,315)	(343,861)	(412,862)
Surrenders, withdrawals and death benefits	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)	(16,912,252)
Net transfers between other subaccounts
or fixed rate option	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)	(7,026,398)
Miscellaneous transactions	552	4,756	2,067	9,249	7,484
Other charges	(941,817)	(17,475,205)	(589,674)	(1,444,798)	(981,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)	(24,727,540)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)	(58,126,632)

NET ASSETS
Beginning of period	149,316,069	2,636,866,357	135,560,737	246,652,832	191,305,308
End of period	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099	$133,178,676

Beginning units	4,768,104	106,379,273	7,225,922	8,302,546	7,658,060
Units issued	696,385	6,380,206	769,528	1,249,545	1,263,229
Units redeemed	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)	(2,700,846)
Ending units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)	$(28,225,272)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(100,577)	25,235,146	24,834,293	381,689,171	163,872,385
Net change in unrealized appreciation (depreciation) on investments	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)	(303,683,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	698,961	(50,519,893)	(19,197,049)	(321,492,879)	(168,036,503)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	523,374	962,485	1,019,121	8,453,331	3,215,736
Annuity payments	(449,650)	(1,176,916)	(5,771)	(3,070,611)	(1,165,494)
Surrenders, withdrawals and death benefits	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)	(164,256,787)
Net transfers between other subaccounts
or fixed rate option	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)	(349,014,482)
Miscellaneous transactions	300	2,901	(1,388)	(35,802)	(2,717)
Other charges	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)	(10,606,837)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)	(521,830,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)	(689,867,084)

NET ASSETS
Beginning of period	146,223,793	371,248,004	371,660,516	4,739,093,710	2,065,691,089
End of period	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579	$1,375,824,005

Beginning units	9,423,404	14,335,939	25,000,379	268,118,355	147,946,002
Units issued	1,138,225	1,487,235	2,917,932	20,994,669	9,721,344
Units redeemed	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)	(49,346,480)
Ending units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)	$(8,620,525)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	177,668,190	106,108,770	67,474,188	52,388,379	48,453,163
Net change in unrealized appreciation (depreciation) on investments	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)	(88,120,889)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)	(48,288,251)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,524,402	3,644,091	659,241	208,187	310,813
Annuity payments	(1,980,921)	(2,424,746)	(187,807)	(38,148)	(156,007)
Surrenders, withdrawals and death benefits	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)	(46,648,813)
Net transfers between other subaccounts
or fixed rate option	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)	(121,876,488)
Miscellaneous transactions	(2,029)	(5,990)	1,914	(1,611)	(11,795)
Other charges	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)	(5,241,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)	(173,623,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)	(221,912,215)

NET ASSETS
Beginning of period	2,705,876,143	1,832,187,535	832,893,402	655,138,885	657,149,816
End of period	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335	$435,237,601

Beginning units	158,748,670	117,509,300	60,889,182	43,144,541	48,368,104
Units issued	12,228,620	11,331,451	5,448,903	4,480,414	4,818,931
Units redeemed	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)	(18,499,930)
Ending units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,991,715)	$(5,715)	$14,076	$(4,372)	$(71,595)
Capital gains distributions received	—	159,693	229,960	63,039	—
Net realized gain (loss) on shares redeemed	24,813,752	(9,194)	160,512	34,913	449,194
Net change in unrealized appreciation (depreciation) on investments	(35,797,394)	(279,926)	(567,249)	(99,284)	(1,086,758)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,975,357)	(135,142)	(162,701)	(5,704)	(709,159)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	913,585	4,178	2,162	270	16,989
Annuity payments	(775,282)	(6,348)	(165,130)	—	(9,591)
Surrenders, withdrawals and death benefits	(57,828,486)	(43,183)	(254,083)	(38,553)	(556,818)
Net transfers between other subaccounts
or fixed rate option	157,992,862	(31,649)	23,709	(32,377)	(119,404)
Miscellaneous transactions	818	(29)	1,113	—	(157)
Other charges	(3,887,819)	(3,021)	(2,385)	(580)	(5,806)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	96,415,678	(80,052)	(394,614)	(71,240)	(674,787)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,440,321	(215,194)	(557,315)	(76,944)	(1,383,946)

NET ASSETS
Beginning of period	512,988,421	993,660	3,376,276	445,992	5,739,111
End of period	$590,428,742	$778,466	$2,818,961	$369,048	$4,355,165

Beginning units	38,402,873	46,688	127,859	11,430	313,267
Units issued	23,997,969	864	3,709	3	84,304
Units redeemed	(16,889,836)	(4,571)	(18,619)	(1,709)	(120,208)
Ending units	45,511,006	42,981	112,949	9,724	277,363

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(73,202)	$(55,454)	$(33,426)	$(123,238)	$(66,366)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	667,472	316,755	(361,702)	266,081	693,831
Net change in unrealized appreciation (depreciation) on investments	(2,208,828)	(1,424,606)	350,137	(902,823)	(2,015,821)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,614,558)	(1,163,305)	(44,991)	(759,980)	(1,388,356)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,872	8,872	24,248	16,294	58,926
Annuity payments	(20,251)	—	(264)	(5,379)	(12,186)
Surrenders, withdrawals and death benefits	(779,919)	(629,464)	(201,745)	(1,163,857)	(775,036)
Net transfers between other subaccounts
or fixed rate option	(1,637,553)	(1,854,450)	180,857	(1,571,437)	(1,692,532)
Miscellaneous transactions	189	534	36	(107)	1,032
Other charges	(23,776)	(3,058)	(2,445)	(4,685)	(5,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,441,438)	(2,477,566)	687	(2,729,171)	(2,425,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)	(3,814,100)

NET ASSETS
Beginning of period	10,115,813	7,511,216	2,664,413	11,552,437	8,857,767
End of period	$6,059,817	$3,870,345	$2,620,109	$8,063,286	$5,043,667

Beginning units	381,124	748,020	1,569,919	363,716	386,603
Units issued	114,335	1,530,252	13,623,082	619,571	159,294
Units redeemed	(210,421)	(1,804,631)	(13,740,596)	(704,477)	(275,447)
Ending units	285,038	473,641	1,452,405	278,810	270,450

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(123,332)	$(307,615)	$(156,284)	$(17,745)	$59,802
Capital gains distributions received	1,776,244	2,035,959	511,357	1,393,732	—
Net realized gain (loss) on shares redeemed	(2,474,575)	(2,081,801)	1,458,105	(240,884)	9,903
Net change in unrealized appreciation (depreciation) on investments	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)	(2,406,679)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)	(2,336,974)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,050	50,333	7,216	10,197	66,455
Annuity payments	(13,260)	(27,581)	(7,059)	(51,450)	(8,399)
Surrenders, withdrawals and death benefits	(737,048)	(2,749,879)	(1,181,651)	(902,546)	(1,693,344)
Net transfers between other subaccounts
or fixed rate option	(529,565)	(2,218,482)	422,178	(1,540,163)	(1,217,319)
Miscellaneous transactions	6,206	501	(9,876)	222	326
Other charges	(4,417)	(24,849)	(66,313)	(44,463)	(13,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)	(2,866,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)	(5,203,086)

NET ASSETS
Beginning of period	10,253,798	33,706,962	9,698,818	9,932,592	13,794,610
End of period	$7,001,617	$26,473,578	$8,584,278	$6,051,030	$8,591,524

Beginning units	442,773	1,626,560	421,158	423,777	666,657
Units issued	2,280,903	8,744,835	332,496	94,077	487,200
Units redeemed	(2,362,507)	(8,990,598)	(377,416)	(211,579)	(625,220)
Ending units	361,169	1,380,797	376,238	306,275	528,637

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$186,153	$(190,264)	$(31,079)	$(436,573)	$112,694
Capital gains distributions received	—	—	—	1,739,053	165,471
Net realized gain (loss) on shares redeemed	(580,596)	2,197,257	(899,262)	537,849	(638,827)
Net change in unrealized appreciation (depreciation) on investments	(1,008,049)	(3,841,880)	280,987	(1,195,493)	182,373
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,402,492)	(1,834,887)	(649,354)	644,836	(178,289)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,520	25,087	9,721	18,436	8,515
Annuity payments	(10,119)	(5,873)	(42,342)	(182,649)	(45,116)
Surrenders, withdrawals and death benefits	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)	(2,029,760)
Net transfers between other subaccounts
or fixed rate option	(1,995,542)	(4,681,688)	22,126	507,249	(1,766,328)
Miscellaneous transactions	536	(483)	(781)	(4,848)	25
Other charges	(19,294)	(100,960)	(16,670)	(162,993)	(3,441)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)	(3,836,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)	(4,014,394)

NET ASSETS
Beginning of period	11,647,043	20,133,066	7,600,038	30,473,156	9,460,431
End of period	$7,126,615	$12,094,437	$6,104,739	$28,459,422	$5,446,037

Beginning units	864,965	1,502,884	366,818	1,297,848	458,774
Units issued	4,121,492	339,579	4,349,135	481,208	403,994
Units redeemed	(4,361,703)	(818,445)	(4,399,688)	(596,175)	(595,084)
Ending units	624,754	1,024,018	316,265	1,182,881	267,684

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(132,788)	$(111,425)	$(72,476)	$(113,809)	$(268,313)
Capital gains distributions received	—	446,743	—	—	1,672,018
Net realized gain (loss) on shares redeemed	1,313,684	2,784,522	804,519	(1,969,370)	(88,609)
Net change in unrealized appreciation (depreciation) on investments	(2,322,943)	(2,768,941)	(1,494,311)	637,285	(3,555,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,142,047)	350,899	(762,268)	(1,445,894)	(2,240,566)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,831	11,296	7,456	42,566	26,544
Annuity payments	(63,202)	(88,507)	(7,892)	(7,044)	(103,277)
Surrenders, withdrawals and death benefits	(1,262,578)	(706,216)	(442,727)	(971,356)	(2,048,129)
Net transfers between other subaccounts
or fixed rate option	(4,330,574)	(370,674)	(670,218)	123,405	(2,445,158)
Miscellaneous transactions	(629)	(37)	(402)	22	110
Other charges	(52,748)	(3,483)	(9,288)	(13,936)	(69,715)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)	(4,639,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)	(6,880,191)

NET ASSETS
Beginning of period	12,595,920	7,622,200	6,343,383	10,421,085	20,183,413
End of period	$5,748,973	$6,815,478	$4,458,044	$8,148,848	$13,303,222

Beginning units	490,833	105,730	453,414	1,372,515	752,758
Units issued	130,915	146,554	244,338	4,033,738	553,008
Units redeemed	(366,396)	(161,589)	(327,722)	(4,156,015)	(735,227)
Ending units	255,352	90,695	370,030	1,250,238	570,539

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(167,714)	$(8,702)	$57,284	$(56,244)	$(303,207)
Capital gains distributions received	1,733,254	82,446	767,716	—	2,072,859
Net realized gain (loss) on shares redeemed	(1,127,562)	205,831	(677,275)	252,953	(1,148,501)
Net change in unrealized appreciation (depreciation) on investments	(2,111,503)	(521,652)	(686,736)	(240,354)	(1,003,194)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,673,525)	(242,077)	(539,011)	(43,645)	(382,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,749	6,798	17,242	10,767	35,694
Annuity payments	(97,280)	(58,910)	(17,425)	(8,078)	(15,968)
Surrenders, withdrawals and death benefits	(1,245,610)	(689,220)	(864,973)	(848,653)	(2,171,735)
Net transfers between other subaccounts
or fixed rate option	(2,208,970)	(310,413)	442,446	621,673	(1,905,726)
Miscellaneous transactions	21	26	(143)	52	(309)
Other charges	(46,394)	(3,723)	(23,289)	(5,051)	(22,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,566,484)	(1,055,442)	(446,142)	(229,290)	(4,080,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,240,009)	(1,297,519)	(985,153)	(272,935)	(4,462,703)

NET ASSETS
Beginning of period	14,778,302	4,346,789	7,347,731	3,078,825	22,390,121
End of period	$9,538,293	$3,049,270	$6,362,578	$2,805,890	$17,927,418

Beginning units	570,175	261,217	273,254	2,029,271	1,083,299
Units issued	262,697	755,835	214,281	15,107,996	5,471,843
Units redeemed	(407,294)	(818,133)	(231,512)	(15,327,105)	(5,640,519)
Ending units	425,578	198,919	256,023	1,810,162	914,623

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(42,850)	$(264,222)	$(1,655)	$(10,773)	$(5,139)
Capital gains distributions received	305,256	1,350,027	13,454	—	—
Net realized gain (loss) on shares redeemed	43,337	893,634	(6,362)	27,368	70,150
Net change in unrealized appreciation (depreciation) on investments	(652,132)	(3,171,928)	(5,928)	29,609	14,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(346,389)	(1,192,489)	(491)	46,204	79,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,301	41,241	363	1,134	93
Annuity payments	(779)	(146,909)	—	—	—
Surrenders, withdrawals and death benefits	(286,402)	(2,244,579)	(20,172)	(48,285)	(24,361)
Net transfers between other subaccounts
or fixed rate option	(1,139,985)	(2,869,315)	312,286	32,466	1,094,571
Miscellaneous transactions	46	(203)	(30)	(87)	(28)
Other charges	(1,257)	(55,424)	(120)	(2,127)	(169)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,412,076)	(5,275,189)	292,327	(16,899)	1,070,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,758,465)	(6,467,678)	291,836	29,305	1,149,208

NET ASSETS
Beginning of period	3,542,339	19,503,671	123,319	626,882	191,356
End of period	$1,783,874	$13,035,993	$415,155	$656,187	$1,340,564

Beginning units	207,566	648,610	86,345	836,939	139,337
Units issued	288,638	509,086	2,529,847	41,913,279	12,187,030
Units redeemed	(380,696)	(690,917)	(2,335,587)	(41,832,875)	(11,361,519)
Ending units	115,508	466,779	280,605	917,343	964,848

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(171,750)	$(95,448)	$168,008	$(187,372)	$(655,169)
Capital gains distributions received	998,978	205,893	—	3,950,162	20,812,345
Net realized gain (loss) on shares redeemed	716,971	1,107,642	(904,781)	(7,165,040)	(9,159,047)
Net change in unrealized appreciation (depreciation) on investments	(3,264,493)	(1,471,088)	28,483	(366,007)	(16,672,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,720,294)	(253,001)	(708,290)	(3,768,257)	(5,674,358)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,386	23,632	2,449	21,635	65,102
Annuity payments	(18,428)	—	(7,598)	(6,160)	(96,494)
Surrenders, withdrawals and death benefits	(1,270,089)	(718,943)	(289,001)	(1,723,207)	(3,397,389)
Net transfers between other subaccounts
or fixed rate option	(906,681)	(174,258)	(1,018,092)	(2,015,723)	(995,985)
Miscellaneous transactions	(450)	(10,504)	(21)	2,740	1,674
Other charges	(36,919)	(3,177)	(23,145)	(12,658)	(20,668)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)	(4,443,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)	(10,118,118)

NET ASSETS
Beginning of period	12,451,611	7,507,426	5,140,887	15,747,096	51,453,201
End of period	$8,534,136	$6,371,175	$3,097,189	$8,245,466	$41,335,083

Beginning units	510,326	509,399	475,902	343,537	5,201,616
Units issued	457,423	252,926	434,644	3,636,226	11,883,442
Units redeemed	(550,580)	(304,077)	(558,894)	(3,732,924)	(12,444,690)
Ending units	417,169	458,248	351,652	246,839	4,640,368

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(101,111)	$113,236	$(274,566)	$(65,861)	$(16,246)
Capital gains distributions received	2,310,273	535,728	919,767	—	90,944
Net realized gain (loss) on shares redeemed	(1,922,177)	(279,010)	2,709,654	1,203,240	127,698
Net change in unrealized appreciation (depreciation) on investments	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)	(337,020)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,780,454)	(104,892)	(350,125)	(1,676,161)	(134,624)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,336	15,279	32,069	23,993	2,456
Annuity payments	—	(45,295)	(116,778)	(27,908)	(29,074)
Surrenders, withdrawals and death benefits	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)	(75,698)
Net transfers between other subaccounts
or fixed rate option	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)	(69,995)
Miscellaneous transactions	200	(9)	(6,140)	(387)	(249)
Other charges	(4,001)	(71,784)	(53,588)	(49,275)	(1,427)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)	(173,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)	(308,611)

NET ASSETS
Beginning of period	9,350,555	22,354,060	21,496,306	15,937,536	1,367,809
End of period	$4,992,626	$17,117,866	$14,843,860	$10,821,524	$1,059,198

Beginning units	344,350	1,015,423	939,342	905,706	86,705
Units issued	1,071,586	707,649	679,893	449,165	1,119
Units redeemed	(1,157,448)	(949,069)	(947,350)	(656,673)	(11,928)
Ending units	258,488	774,003	671,885	698,198	75,896
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(127,323)	$(265)	$(357,520)	$(309,306)	$(88,126)
Capital gains distributions received	361,228	—	3,472,633	1,028,846	1,233,640
Net realized gain (loss) on shares redeemed	568,843	(6,200)	(1,335,737)	1,492,053	1,198,310
Net change in unrealized appreciation (depreciation) on investments	(966,550)	6,994	(1,795,614)	(2,361,966)	(3,084,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(163,802)	529	(16,238)	(150,373)	(741,035)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,342	15	76,724	62,299	24,431
Annuity payments	(31,165)	—	(85,780)	(47,784)	(109,271)
Surrenders, withdrawals and death benefits	(730,505)	(917)	(3,110,591)	(2,338,454)	(1,967,623)
Net transfers between other subaccounts
or fixed rate option	(397,905)	1,105	(1,258,083)	(864,197)	(1,127,702)
Miscellaneous transactions	(9)	—	2,432	(381)	95
Other charges	(12,221)	(23)	(27,575)	(22,065)	(6,707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,153,463)	180	(4,402,873)	(3,210,582)	(3,186,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,317,265)	709	(4,419,111)	(3,360,955)	(3,927,812)

NET ASSETS
Beginning of period	8,899,080	18,595	28,295,421	21,668,801	20,652,621
End of period	$7,581,815	$19,304	$23,876,310	$18,307,846	$16,724,809

Beginning units	460,674	9,044	1,002,863	1,741,166	449,626
Units issued	238	1,043	102,006	157,064	2,482
Units redeemed	(55,567)	(928)	(262,278)	(397,688)	(71,923)
Ending units	405,345	9,159	842,591	1,500,542	380,185

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)	$(25,560,656)
Capital gains distributions received	67,677	133,888	—	—	—
Net realized gain (loss) on shares redeemed	(14,839)	84,634	92,109,236	298,067,278	134,610,574
Net change in unrealized appreciation (depreciation) on investments	(134,555)	(187,316)	(167,947,054)	(612,799,825)	(224,408,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,047)	11,515	(92,001,967)	(381,548,960)	(115,358,930)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864	2,340	681,899	4,961,710	1,503,061
Annuity payments	—	—	(441,171)	(1,902,415)	(445,961)
Surrenders, withdrawals and death benefits	(18,365)	(63,083)	(92,608,656)	(373,926,897)	(152,429,326)
Net transfers between other subaccounts
or fixed rate option	(29,389)	(91,399)	(144,421,866)	(636,680,679)	(120,837,977)
Miscellaneous transactions	(2)	5	3,519	26,313	56,645
Other charges	(75)	(754)	(7,256,941)	(36,880,899)	(10,548,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)	(282,702,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)	(398,060,955)

NET ASSETS
Beginning of period	321,867	1,278,769	1,146,433,292	4,871,020,176	1,776,407,378
End of period	$224,853	$1,137,393	$810,388,109	$3,445,068,349	$1,378,346,423

Beginning units	29,801	50,603	79,948,244	317,158,851	100,476,598
Units issued	705	370	6,437,228	27,443,832	7,875,985
Units redeemed	(5,160)	(5,853)	(24,666,099)	(100,426,858)	(25,039,855)
Ending units	25,346	45,120	61,719,373	244,175,825	83,312,728

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(23,495,725)	$(1,056,109)	$(454,311)	$(1,578,684)	$(842,725)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,680,148	244,540	1,502,199	3,303,393	318,549
Net change in unrealized appreciation (depreciation) on investments	24,995,823	264,822	(3,041,614)	(19,848,906)	(273,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,180,246	(546,747)	(1,993,726)	(18,124,197)	(797,499)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	128,096	—	49,454	99,318	—
Annuity payments	(927,771)	(56,518)	(186,961)	(84,205)	(1,183)
Surrenders, withdrawals and death benefits	(107,793,776)	(14,233,208)	(3,164,162)	(8,036,344)	(8,985,155)
Net transfers between other subaccounts
or fixed rate option	2,226,412,163	58,721,779	(6,638,189)	(12,985,091)	3,132,657
Miscellaneous transactions	10,356	99	(95)	(213)	328
Other charges	(18,314,954)	(20,390)	(287,388)	(1,026,998)	(22,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,099,514,114	44,411,762	(10,227,341)	(22,033,533)	(5,876,301)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,105,694,360	43,865,015	(12,221,067)	(40,157,730)	(6,673,800)

NET ASSETS
Beginning of period	1,058,737,381	32,888,977	37,280,068	124,977,537	47,838,896
End of period	$3,164,431,741	$76,753,992	$25,059,001	$84,819,807	$41,165,096

Beginning units	67,018,420	2,554,978	2,590,983	11,487,660	4,389,342
Units issued	199,521,064	5,461,573	359,231	2,739,394	1,827,911
Units redeemed	(64,824,193)	(2,056,882)	(1,107,569)	(5,067,658)	(2,389,703)
Ending units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,185,271)	$(949,167)	$(36,383)	$(219,764)	$(178,836)
Capital gains distributions received	—	—	266,572	1,637,939	1,262,171
Net realized gain (loss) on shares redeemed	9,645,302	400,563	47,104	528,612	403,568
Net change in unrealized appreciation (depreciation) on investments	(10,488,436)	(507,783)	(289,234)	(1,887,340)	(1,699,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,028,405)	(1,056,387)	(11,941)	59,447	(213,063)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	159,020	—	4,154	34,127	46,702
Annuity payments	(46,360)	—	(27,213)	(60,356)	(20,927)
Surrenders, withdrawals and death benefits	(6,660,701)	(8,647,738)	(121,310)	(1,531,708)	(1,409,712)
Net transfers between other subaccounts
or fixed rate option	(5,172,363)	(2,347,887)	(104,057)	(1,684,696)	726,153
Miscellaneous transactions	4,231	378	1	28,471	(190)
Other charges	(653,495)	(18,268)	(1,189)	(19,367)	(14,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,369,668)	(11,013,515)	(249,614)	(3,233,529)	(672,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,398,073)	(12,069,902)	(261,555)	(3,174,082)	(885,119)

NET ASSETS
Beginning of period	78,395,914	55,271,875	2,429,948	16,862,364	12,231,468
End of period	$63,997,841	$43,201,973	$2,168,393	$13,688,282	$11,346,349

Beginning units	3,001,410	4,311,036	96,972	626,412	538,192
Units issued	1,051,140	1,901,145	570	75,896	205,516
Units redeemed	(1,541,629)	(2,796,593)	(10,016)	(178,881)	(246,183)
Ending units	2,510,921	3,415,588	87,526	523,427	497,525

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,305,534	$(765,829)	$(1,628,949)	$(1,861,254)	$228,034
Capital gains distributions received	2,894,331	—	—	—	748,993
Net realized gain (loss) on shares redeemed	(1,009,994)	(883,506)	7,645,963	8,695,149	1,037,414
Net change in unrealized appreciation (depreciation) on investments	(5,385,042)	711,397	(15,145,052)	(14,603,600)	(3,956,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,195,171)	(937,938)	(9,128,038)	(7,769,705)	(1,942,506)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,185	—	1,302,855	132,225	85,225
Annuity payments	(193,529)	—	—	(70,176)	(55,821)
Surrenders, withdrawals and death benefits	(1,374,439)	(9,597,126)	(34,514,074)	(13,738,999)	(3,744,421)
Net transfers between other subaccounts
or fixed rate option	(984,230)	2,007,900	13,557,577	(14,589,769)	(1,423,616)
Miscellaneous transactions	(1,059)	8,727	2,777	(1,220)	379
Other charges	(14,701)	(15,364)	(46,878)	(812,765)	(19,062)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,511,773)	(7,595,863)	(19,697,743)	(29,080,704)	(5,157,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,706,944)	(8,533,801)	(28,825,781)	(36,850,409)	(7,099,822)

NET ASSETS
Beginning of period	13,977,373	44,338,374	136,764,963	132,986,885	26,417,163
End of period	$9,270,429	$35,804,573	$107,939,182	$96,136,476	$19,317,341

Beginning units	672,082	3,753,514	8,943,072	10,477,177	1,398,536
Units issued	73,493	1,483,669	1,993,920	2,153,778	172,994
Units redeemed	(202,207)	(2,158,426)	(3,317,282)	(4,527,352)	(453,847)
Ending units	543,368	3,078,757	7,619,710	8,103,603	1,117,683

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$10,602	$(48,950)	$(24,791)	$(61,401)	$(1,286,300)
Capital gains distributions received	473	—	244,684	466,814	—
Net realized gain (loss) on shares redeemed	(9,942)	306,183	94,916	290,031	1,826,776
Net change in unrealized appreciation (depreciation) on investments	(3,589)	(437,961)	(510,969)	(1,070,159)	(2,723,943)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,456)	(180,728)	(196,160)	(374,715)	(2,183,467)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	393	1,982	6,925	8,711	14,343
Annuity payments	—	(73,591)	(16,126)	(48,272)	(593,906)
Surrenders, withdrawals and death benefits	(232,000)	(299,400)	(186,022)	(442,405)	(10,955,601)
Net transfers between other subaccounts
or fixed rate option	(8,315)	(85,777)	68,458	(231,325)	3,545,668
Miscellaneous transactions	—	798	38	4	306
Other charges	(373)	(3,598)	(4,376)	(2,299)	(782,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(240,295)	(459,586)	(131,103)	(715,586)	(8,771,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(242,751)	(640,314)	(327,263)	(1,090,301)	(10,954,971)

NET ASSETS
Beginning of period	551,811	4,783,485	2,544,051	5,185,204	93,378,081
End of period	$309,060	$4,143,171	$2,216,788	$4,094,903	$82,423,110

Beginning units	51,391	228,901	116,605	241,441	8,326,133
Units issued	20	742	4,274	299	3,112,788
Units redeemed	(22,865)	(21,158)	(10,139)	(33,461)	(3,967,429)
Ending units	28,546	208,485	110,740	208,279	7,471,492

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(503,249)	$(2,452,114)	$(19,914)	$(998,916)	$(178,713)
Capital gains distributions received	—	—	—	—	1,467,323
Net realized gain (loss) on shares redeemed	(669,368)	11,750,588	8,257	7,991,847	295,949
Net change in unrealized appreciation (depreciation) on investments	636,433	(24,619,636)	(201,930)	(14,400,123)	(2,497,359)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(536,184)	(15,321,162)	(213,587)	(7,407,192)	(912,800)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	300,942	735	49,095	45,034
Annuity payments	(26,395)	(164,797)	(9,728)	(176,370)	(35,780)
Surrenders, withdrawals and death benefits	(7,693,084)	(15,758,102)	(186,214)	(7,284,126)	(1,774,216)
Net transfers between other subaccounts
or fixed rate option	9,116,051	(11,067,162)	(896,302)	(16,845,792)	920,268
Miscellaneous transactions	414	2,057	2	1,785	13,854
Other charges	(14,053)	(871,627)	(204)	(546,090)	(14,347)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,382,933	(27,558,689)	(1,091,711)	(24,801,498)	(845,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,749	(42,879,851)	(1,305,298)	(32,208,690)	(1,757,987)

NET ASSETS
Beginning of period	26,687,212	175,215,370	3,296,129	83,662,788	13,010,251
End of period	$27,533,961	$132,335,519	$1,990,831	$51,454,098	$11,252,264

Beginning units	2,647,125	12,192,213	303,306	4,510,989	770,065
Units issued	1,557,340	1,246,472	55,781	945,005	193,057
Units redeemed	(1,454,493)	(3,272,819)	(162,454)	(2,344,316)	(249,832)
Ending units	2,749,972	10,165,866	196,633	3,111,678	713,290

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,215,593)	$(44,880)	$(876,607)	$3,844	$6,387
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,291,059)	368,641	5,684,149	—	(4,422)
Net change in unrealized appreciation (depreciation) on investments	1,418,664	(1,160,687)	(8,325,138)	—	(9,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,087,988)	(836,926)	(3,517,596)	3,844	(7,457)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,234	42,067	338	124
Annuity payments	(76,237)	—	(27,074)	—	—
Surrenders, withdrawals and death benefits	(16,566,135)	(808,141)	(7,297,323)	(624,359)	(11,590)
Net transfers between other subaccounts
or fixed rate option	28,855,703	(357,272)	(10,134,454)	476,510	—
Miscellaneous transactions	353	292	198	(20)	—
Other charges	(21,832)	(954)	(458,643)	(871)	(153)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,191,852	(1,154,841)	(17,875,229)	(148,402)	(11,619)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,103,864	(1,991,767)	(21,392,825)	(144,558)	(19,076)

NET ASSETS
Beginning of period	58,692,580	4,975,134	67,378,571	917,413	165,593
End of period	$69,796,444	$2,983,367	$45,985,746	$772,855	$146,517

Beginning units	5,920,396	409,511	4,114,041	95,725	14,021
Units issued	6,504,485	170,500	857,307	60,350	6
Units redeemed	(5,207,332)	(275,502)	(1,989,175)	(75,825)	(1,006)
Ending units	7,217,549	304,509	2,982,173	80,250	13,021

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(59,003)	$(47,644)	$(996,426)	$(2,342,905)	$(2,795,125)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	405,874	349,947	(375,801)	(721,728)	(982,826)
Net change in unrealized appreciation (depreciation) on investments	(719,996)	(572,291)	2,588,635	(318,661)	(613,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(373,125)	(269,988)	1,216,408	(3,383,294)	(4,391,552)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,874	3,996	—	—	—
Annuity payments	—	—	(68,094)	(185,238)	(357,983)
Surrenders, withdrawals and death benefits	(574,006)	(578,293)	(12,871,350)	(29,102,258)	(34,866,681)
Net transfers between other subaccounts
or fixed rate option	(99,195)	127,875	94,088,897	18,768,808	19,796,335
Miscellaneous transactions	(60)	62	335	(2,058)	3,034
Other charges	(2,318)	(4,492)	(10,255)	(56,296)	(62,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(673,705)	(450,852)	81,139,533	(10,577,042)	(15,487,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,046,830)	(720,840)	82,355,941	(13,960,336)	(19,879,252)

NET ASSETS
Beginning of period	4,601,960	3,505,578	7,841,947	116,810,855	156,690,254
End of period	$3,555,130	$2,784,738	$90,197,888	$102,850,519	$136,811,002

Beginning units	268,559	202,734	692,501	11,718,449	15,773,702
Units issued	75,948	63,018	10,137,581	9,447,176	14,502,985
Units redeemed	(116,849)	(91,170)	(2,655,885)	(10,572,436)	(16,119,448)
Ending units	227,658	174,582	8,174,197	10,593,189	14,157,239

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/2/2018*
	to	to	to
	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(329,651)	$(658,446)	$(30,650)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	1,726,520	(513,524)	45,038
Net change in unrealized appreciation (depreciation) on investments	(8,217,113)	1,691,005	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,820,244)	519,035	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93,150	—	—
Annuity payments	(135,511)	(3,944)	—
Surrenders, withdrawals and death benefits	(3,474,540)	(8,407,984)	(143,610)
Net transfers between other subaccounts
or fixed rate option	(725,489)	46,596,843	7,458,723
Miscellaneous transactions	(371)	273	(20)
Other charges	(40,382)	(14,732)	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,283,143)	38,170,456	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,103,387)	38,689,491	7,496,819

NET ASSETS
Beginning of period	38,429,014	5,521,326	—
End of period	$27,325,627	$44,210,817	$7,496,819

Beginning units	2,832,902	550,819	—
Units issued	474,923	9,101,763	1,159,303
Units redeemed	(829,290)	(5,083,058)	(382,516)
Ending units	2,478,535	4,569,524	776,787

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2019

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, a “contract” or "product" and collectively, the “contracts” or "products"). The following is a list of each contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

A79

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio*	ProFund VP NASDAQ-100
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Semiconductor
AST Government Money Market Portfolio	ProFund VP Small-Cap Growth
AST Cohen & Steers Realty Portfolio	ProFund VP Short Mid-Cap
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Short NASDAQ-100
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Small-Cap
AST High Yield Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Technology
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Telecommunications
AST Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Mid-Cap Growth Portfolio (formerly AST	ProFund VP UltraNASDAQ-100
Goldman Sachs Mid-Cap Growth Portfolio)	ProFund VP UltraSmall-Cap
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP Utilities
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP Large-Cap Growth
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Large-Cap Value
AST MFS Growth Portfolio	Rydex VT Nova Fund
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Rydex VT NASDAQ-100® Fund
AST Small-Cap Growth Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST BlackRock Low Duration Bond Portfolio	Invesco V.I. Health Care Fund (Series I)
AST BlackRock/Loomis Sayles Bond Portfolio	Invesco V.I. Technology Fund (Series I)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST International Value Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
AST MFS Global Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST J.P. Morgan International Equity Portfolio	AST Advanced Strategies Portfolio
AST Templeton Global Bond Portfolio	AST Investment Grade Bond Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2019**
AST Wellington Management Hedged Equity Portfolio	AST Cohen & Steers Global Realty Portfolio
AST Capital Growth Asset Allocation Portfolio	(formerly AST Global Real Estate Portfolio)
AST Academic Strategies Asset Allocation Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2020
AST Preservation Asset Allocation Portfolio	AST Jennison Large-Cap Growth Portfolio
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2021
(formerly AST RCM World Trends Portfolio)	Wells Fargo VT Omega Growth Fund (Class 2)
AST J.P. Morgan Global Thematic Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Western Asset Core Plus Bond Portfolio	Wells Fargo VT International Equity Fund (Class 1)
Davis Value Portfolio	AST Bond Portfolio 2022
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Quantitative Modeling Portfolio
Columbia Variable Portfolio - Small Company	AST BlackRock Global Strategies Portfolio
Growth Fund (Class 1)	Invesco V.I. Diversified Dividend Fund (Series I)
Prudential SP International Growth Portfolio (Class I)	Columbia Variable Portfolio - U.S. Government
ProFund VP Asia 30	Mortgage Fund (Class 1)
ProFund VP Banks	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Bear	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Biotechnology	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Basic Materials	AST Prudential Core Bond Portfolio
ProFund VP UltraBull	AST Bond Portfolio 2023
ProFund VP Bull	AST MFS Growth Allocation Portfolio (formerly AST
ProFund VP Consumer Services	New Discovery Asset Allocation Portfolio)
ProFund VP Consumer Goods	AST Western Asset Emerging Markets Debt Portfolio
ProFund VP Oil & Gas	AST MFS Large-Cap Value Portfolio
ProFund VP Europe 30	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Financials	AST Bond Portfolio 2024
ProFund VP U.S. Government Plus	AST AQR Emerging Markets Equity Portfolio
ProFund VP Health Care	AST ClearBridge Dividend Growth Portfolio
Access VP High Yield Fund	Columbia Variable Portfolio - Government
ProFund VP Industrials	Money Market Fund (Class 1)
ProFund VP Internet	Columbia Variable Portfolio - Income
ProFund VP Japan	Opportunities Fund (Class 1)
ProFund VP Precious Metals	AST AQR Large-Cap Portfolio
ProFund VP Mid-Cap Growth	AST QMA Large-Cap Portfolio
ProFund VP Mid-Cap Value	AST Bond Portfolio 2025
ProFund VP Pharmaceuticals	AST Bond Portfolio 2026
ProFund VP Real Estate	AST Bond Portfolio 2027
ProFund VP Rising Rates Opportunity	NVIT Emerging Markets Fund (Class D)

A80

Note 1:	General (continued)

AST Bond Portfolio 2028	AST Bond Portfolio 2030
AST Bond Portfolio 2029

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount liquidated during the period ended December 31, 2019.
The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2019 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.
Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

A81

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$16,671,427	$643,891,104
AST T. Rowe Price Large-Cap Growth Portfolio	118,312,780	175,379,794
AST Government Money Market Portfolio	450,890,039	502,399,673
AST Cohen & Steers Realty Portfolio	26,066,643	35,175,034
AST J.P. Morgan Strategic Opportunities Portfolio	155,260,985	169,175,981
AST T. Rowe Price Large-Cap Value Portfolio	654,358,242	116,519,391
AST High Yield Portfolio	77,672,330	71,254,938
AST Small-Cap Growth Opportunities Portfolio	27,575,218	55,311,279
AST WEDGE Capital Mid-Cap Value Portfolio	17,219,590	17,452,029
AST Small-Cap Value Portfolio	24,095,449	46,972,486
AST Mid-Cap Growth Portfolio	75,420,243	121,109,391
AST Goldman Sachs Small-Cap Value Portfolio	40,895,132	42,583,542
AST Hotchkis & Wiley Large-Cap Value Portfolio	36,293,408	55,812,299
AST Loomis Sayles Large-Cap Growth Portfolio	49,227,261	180,965,165
AST MFS Growth Portfolio	31,160,984	58,111,470
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	40,242,389	60,436,891
AST Small-Cap Growth Portfolio	38,546,909	43,917,066
AST BlackRock Low Duration Bond Portfolio	52,346,244	56,006,355
AST BlackRock/Loomis Sayles Bond Portfolio	203,661,008	215,915,180
AST QMA US Equity Alpha Portfolio	32,138,507	46,174,197
AST T. Rowe Price Natural Resources Portfolio	38,985,313	26,620,127
AST T. Rowe Price Asset Allocation Portfolio	347,904,637	493,577,576

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$15,317,300	$21,691,933
AST MFS Global Equity Portfolio	48,903,415	66,307,962
AST J.P. Morgan International Equity Portfolio	27,944,552	36,868,049
AST Templeton Global Bond Portfolio	27,087,700	26,361,199
AST International Growth Portfolio	23,428,569	74,185,612
AST Wellington Management Hedged Equity Portfolio	65,470,538	70,408,824
AST Capital Growth Asset Allocation Portfolio	551,863,494	904,195,165
AST Academic Strategies Asset Allocation Portfolio	297,423,478	308,689,892
AST Balanced Asset Allocation Portfolio	326,198,133	527,713,259
AST Preservation Asset Allocation Portfolio	266,590,018	380,449,235
AST AllianzGI World Trends Portfolio	159,297,905	163,924,536
AST J.P. Morgan Global Thematic Portfolio	127,805,959	142,015,311
AST Goldman Sachs Multi-Asset Portfolio	148,820,174	129,488,291
AST Western Asset Core Plus Bond Portfolio	151,419,091	154,092,195
Davis Value Portfolio	19,277	84,389
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	36,202	372,279
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	130,000	152,265
Prudential SP International Growth Portfolio (Class I)	755,069	1,787,245
ProFund VP Asia 30	3,604,720	3,607,132
ProFund VP Banks	4,427,822	4,787,427
ProFund VP Bear	6,707,774	6,111,196
ProFund VP Biotechnology	14,910,198	16,400,669
ProFund VP Basic Materials	2,762,165	3,783,961
ProFund VP UltraBull	11,008,459	12,521,858
ProFund VP Bull	139,563,648	152,790,043
ProFund VP Consumer Services	5,072,689	5,895,876
ProFund VP Consumer Goods	2,338,467	2,275,864
ProFund VP Oil & Gas	5,493,644	6,839,152
ProFund VP Europe 30	6,402,035	6,071,328
ProFund VP Financials	6,035,925	7,064,590
ProFund VP U.S. Government Plus	76,424,102	76,854,020
ProFund VP Health Care	10,038,707	15,454,194
Access VP High Yield Fund	12,369,125	10,084,788
ProFund VP Industrials	5,157,193	4,187,492
ProFund VP Internet	5,828,388	7,622,364
ProFund VP Japan	2,452,069	2,867,760
ProFund VP Precious Metals	41,536,338	38,607,212
ProFund VP Mid-Cap Growth	31,064,772	28,052,546
ProFund VP Mid-Cap Value	26,597,755	22,923,335
ProFund VP Pharmaceuticals	5,861,868	6,546,740
ProFund VP Real Estate	14,110,555	13,903,507
ProFund VP Rising Rates Opportunity	11,561,039	11,910,407
ProFund VP NASDAQ-100	158,549,242	161,355,934
ProFund VP Semiconductor	9,537,183	9,054,333
ProFund VP Small-Cap Growth	7,179,852	8,911,571
ProFund VP Short Mid-Cap	1,445,439	1,769,216
ProFund VP Short NASDAQ-100	17,599,493	17,581,710
ProFund VP Short Small-Cap	23,426,375	24,513,562
ProFund VP Small-Cap Value	3,535,995	4,869,093
ProFund VP Technology	3,591,800	3,662,593
ProFund VP Telecommunications	2,887,574	2,953,513
ProFund VP UltraMid-Cap	34,523,272	36,652,323
ProFund VP UltraNASDAQ-100	30,003,436	62,814,141
ProFund VP UltraSmall-Cap	20,664,810	21,662,595
ProFund VP Utilities	15,177,743	15,543,427
ProFund VP Large-Cap Growth	20,711,004	21,523,839
ProFund VP Large-Cap Value	7,315,535	8,198,334

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Rydex VT Nova Fund	$2,377	$167,111
Rydex VT NASDAQ-100® Fund	20,526	1,104,900
Rydex VT Inverse S&P 500® Strategy Fund	1,151	1,382
Invesco V.I. Health Care Fund (Series I)	2,577,962	6,215,610
Invesco V.I. Technology Fund (Series I)	1,252,217	4,838,211
Wells Fargo VT Index Asset Allocation Fund (Class 2)	67,914	3,131,782
Wells Fargo VT International Equity Fund (Class 2)	6,034	40,938
Wells Fargo VT Small Cap Growth Fund (Class 2)	55,394	165,213
AST Fidelity Institutional AM℠ Quantitative Portfolio	181,849,815	204,384,851
AST Prudential Growth Allocation Portfolio	859,378,091	878,794,617
AST Advanced Strategies Portfolio	214,969,455	325,773,358
AST Investment Grade Bond Portfolio	711,787,239	2,882,712,433
AST Bond Portfolio 2019	973,850	78,578,236
AST Cohen & Steers Global Realty Portfolio	10,907,757	10,590,082
AST Parametric Emerging Markets Equity Portfolio	35,024,913	26,496,123
AST Bond Portfolio 2020	55,901,425	29,477,468
AST Jennison Large-Cap Growth Portfolio	26,195,286	25,896,753
AST Bond Portfolio 2021	4,270,604	29,060,489
Wells Fargo VT Omega Growth Fund (Class 2)	29,796	444,975
Wells Fargo VT Omega Growth Fund (Class 1)	2,770,798	3,977,716
Wells Fargo VT Small Cap Growth Fund (Class 1)	1,822,570	3,245,272
Wells Fargo VT International Equity Fund (Class 1)	922,528	2,019,082
AST Bond Portfolio 2022	4,639,331	19,865,258
AST Quantitative Modeling Portfolio	25,220,392	61,829,473
AST BlackRock Global Strategies Portfolio	26,881,219	34,867,555
Invesco V.I. Diversified Dividend Fund (Series I)	2,926,301	7,052,573
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	147	11,564
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	23,849	381,243
Wells Fargo VT Opportunity Fund (Class 1)	86,285	508,340
Wells Fargo VT Opportunity Fund (Class 2)	2,139	631,896
AST Prudential Core Bond Portfolio	55,420,183	33,712,871
AST Bond Portfolio 2023	13,211,802	19,783,879
AST MFS Growth Allocation Portfolio	28,769,673	32,092,478
AST Western Asset Emerging Markets Debt Portfolio	1,617,749	538,799
AST MFS Large-Cap Value Portfolio	23,025,057	18,683,031
Invesco V.I. Mid Cap Growth Fund (Series I)	3,227,324	4,192,967
AST Bond Portfolio 2024	5,034,357	61,241,054
AST AQR Emerging Markets Equity Portfolio	492,572	1,465,087
AST ClearBridge Dividend Growth Portfolio	24,188,530	21,227,743
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	670,362	709,871
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	5,791
AST AQR Large-Cap Portfolio	1,112,640	1,778,023
AST QMA Large-Cap Portfolio	748,619	1,195,341
AST Bond Portfolio 2025	8,448,479	78,196,772
AST Bond Portfolio 2026	49,480,506	75,902,487
AST Bond Portfolio 2027	11,516,782	97,417,395
NVIT Emerging Markets Fund (Class D)	4,428,178	7,714,427
AST Bond Portfolio 2028	27,713,193	63,480,872
AST Bond Portfolio 2029	32,564,083	15,471,871
AST Bond Portfolio 2030	62,145,985	45,592,926

A84

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

A85

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Prudential Annuities.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio (merged April 26, 2019)
December 31, 2019	—	$14.47	to	$54.77	$—	0.00%	0.65%	to	3.05%	13.77%	to	14.66%
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%	0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%

	AST Government Money Market Portfolio
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%	0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%	0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%	0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%	0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%

	AST High Yield Portfolio
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%	0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%	0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	2,381	$18.91	to	$38.79	$69,244	0.00%	0.65%	to	3.05%	15.51%	to	18.37%
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%

	AST Small-Cap Value Portfolio
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%

	AST Mid-Cap Growth Portfolio
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%

	AST MFS Growth Portfolio
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	5,104	$19.67	to	$42.11	$168,503	0.00%	0.65%	to	3.05%	20.67%	to	23.66%
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%

	AST International Value Portfolio
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%

	AST MFS Global Equity Portfolio
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2019	7,501	$9.53	to	$20.09	$119,724	0.00%	0.65%	to	3.05%	-1.50%	to	0.94%
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST International Growth Portfolio
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%

	AST AllianzGI World Trends Portfolio
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%

A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	36,038	$11.99	to	$18.96	$527,525	0.00%	0.65%	to	3.05%	12.48%	to	15.27%
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%

	Davis Value Portfolio
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2019	101	$29.93	to	$29.93	$3,034	1.99%	1.00%	to	1.00%	19.92%	to	19.92%
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%

	ProFund VP Asia 30
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%

	ProFund VP Banks
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%

	ProFund VP Bear
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Biotechnology
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%

	ProFund VP Basic Materials
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%

	ProFund VP UltraBull
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%

	ProFund VP Bull
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%

	ProFund VP Consumer Services
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%

	ProFund VP Consumer Goods
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%

	ProFund VP Oil & Gas
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%

	ProFund VP Europe 30
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%

	ProFund VP Financials
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP U.S. Government Plus
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%

	ProFund VP Health Care
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%

	Access VP High Yield Fund
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%

	ProFund VP Industrials
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%

	ProFund VP Internet
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%

	ProFund VP Japan
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%

	ProFund VP Precious Metals
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%

	ProFund VP Mid-Cap Growth
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%

	ProFund VP Mid-Cap Value
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Pharmaceuticals
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%

	ProFund VP Real Estate
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%

	ProFund VP Rising Rates Opportunity
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%

	ProFund VP NASDAQ-100
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%

	ProFund VP Semiconductor
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%

	ProFund VP Small-Cap Growth
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%

	ProFund VP Short Mid-Cap
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%	0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%

	ProFund VP Short NASDAQ-100
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%	0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%

	ProFund VP Short Small-Cap
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%	0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%	0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%

	ProFund VP Technology
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%	0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%

	ProFund VP Telecommunications
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%

	ProFund VP UltraMid-Cap
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%	0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%

	ProFund VP UltraNASDAQ-100
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%	0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%

	ProFund VP UltraSmall-Cap
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%

	ProFund VP Utilities
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%

	ProFund VP Large-Cap Growth
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%

	ProFund VP Large-Cap Value
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Rydex VT Nova Fund
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%

	Rydex VT NASDAQ-100® Fund
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%

	Invesco V.I. Technology Fund (Series I)
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	60,265	$12.87	to	$22.31	$951,857	0.00%	0.65%	to	3.05%	16.34%	to	19.22%
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%

	AST Advanced Strategies Portfolio
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%

	AST Investment Grade Bond Portfolio
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%

	AST Bond Portfolio 2019 (liquidated December 31, 2019)
December 31, 2019	—	$9.97	to	$14.40	$—	0.00%	1.00%	to	3.05%	-1.69%	to	0.38%
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%

	AST Bond Portfolio 2020
December 31, 2019	6,275	$9.89	to	$12.17	$69,369	0.00%	1.00%	to	3.05%	0.34%	to	2.47%
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%

	AST Bond Portfolio 2021
December 31, 2019	1,545	$11.74	to	$14.47	$20,019	0.00%	1.00%	to	3.05%	1.86%	to	4.02%
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%

	AST Bond Portfolio 2022
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%

	AST Quantitative Modeling Portfolio
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%

	AST Prudential Core Bond Portfolio
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%

	AST Bond Portfolio 2023
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%

	AST MFS Growth Allocation Portfolio
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%

	AST MFS Large-Cap Value Portfolio
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2019	672	$18.85	to	$22.03	$14,101	0.00%	0.65%	to	2.65%	30.78%	to	33.47%
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%

A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2024
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	216	$10.84	to	$11.70	$2,451	0.00%	0.65%	to	1.75%	15.74%	to	17.04%
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%

	AST AQR Large-Cap Portfolio
December 31, 2019	193	$17.48	to	$19.75	$3,660	0.00%	0.65%	to	2.45%	19.58%	to	21.78%
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%

	AST QMA Large-Cap Portfolio
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%

	AST Bond Portfolio 2025
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%	1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

A100

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.

A101

Note 8:	Charges and Expenses (continued)

The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

A102

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation
and the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (2)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST MFS Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST International Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST MFS Global Equity Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)

A104

AST J.P. Morgan International Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST International Growth Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST AllianzGI World Trends Portfolio (1)	AST Bond Portfolio 2021 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Quantitative Modeling Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Asia 30 (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Banks (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP UltraBull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Bull (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Services (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP Consumer Goods (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Oil & Gas (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Europe 30 (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP Financials (1)	AST Bond Portfolio 2024 (1)
ProFund VP U.S. Government Plus (1)	AST AQR Emerging Markets Equity Portfolio (1)
ProFund VP Health Care (1)	AST ClearBridge Dividend Growth Portfolio (1)
Access VP High Yield Fund (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Internet (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Japan (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2026 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2027 (1)
ProFund VP Pharmaceuticals (1)	NVIT Emerging Markets Fund (Class D) (1)

A105

ProFund VP Real Estate (1)	AST Bond Portfolio 2028 (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2029 (1)
AST Bond Portfolio 2030 (1)
(1) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2020

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A106

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2019: $12,465,746; 2018: $10,186,465)	$13,202,365	$9,771,673
Fixed maturities, trading, at fair value (amortized cost, 2019: $349,428; 2018: $294,549)	383,198	289,752
Equity securities, at fair value (cost, 2019: $63,647; 2018: $18,765)	67,503	20,613
Commercial mortgage and other loans	1,471,522	1,353,478
Policy loans	12,366	12,805
Short-term investments	335,358	37,568
Other invested assets (includes $10,492 and $50,945 measured at fair value at December 31, 2019 and 2018, respectively)	474,013	348,541
Total investments	15,946,325	11,834,430
Cash and cash equivalents	2,795,163	4,503,534
Deferred policy acquisition costs	4,455,683	4,447,505
Accrued investment income	102,724	90,895
Reinsurance recoverables	621,510	572,102
Income taxes	1,202,714	964,521
Value of business acquired	30,025	33,222
Deferred sales inducements	812,724	889,598
Receivables from parent and affiliates	62,765	46,381
Other assets	139,933	85,310
Separate account assets	32,665,431	31,210,346
TOTAL ASSETS	$58,834,997	$54,677,844
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$12,932,461	$9,368,986
Policyholders’ account balances	6,180,359	5,353,596
Payables to parent and affiliates	185,156	30,846
Cash collateral for loaned securities	0	384
Short-term debt	242,094	140,569
Long-term debt	419,418	787,596
Reinsurance payables	235,318	232,937
Other liabilities	447,405	811,016
Separate account liabilities	32,665,431	31,210,346
Total liabilities	53,307,642	47,936,276
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	5,142,936	6,120,436
Retained earnings / (accumulated deficit)	(46,693)	943,005
Accumulated other comprehensive income (loss)	428,612	(324,373)
Total equity	5,527,355	6,741,568
TOTAL LIABILITIES AND EQUITY	$58,834,997	$54,677,844

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$59,550	$67,265	$63,573
Policy charges and fee income	2,081,046	2,171,278	2,209,579
Net investment income	551,548	402,808	422,809
Asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,658)	(6,813)	(8,576)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(168)	0	(546)
Other realized investment gains (losses), net	(2,677,494)	890,886	(796,278)
Total realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
TOTAL REVENUES	451,307	3,914,580	2,303,936
BENEFITS AND EXPENSES
Policyholders’ benefits	143,925	187,088	114,068
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Amortization of deferred policy acquisition costs	272,853	589,795	(13,946)
Commission expense	889,593	862,338	861,303
General, administrative and other expenses	264,155	181,964	194,636
TOTAL BENEFITS AND EXPENSES	1,731,735	2,070,360	1,186,341
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(1,280,428)	1,844,220	1,117,595
Income tax expense (benefit)	(291,101)	161,504	1,201,099
NET INCOME (LOSS)	$(989,327)	$1,682,716	$(83,504)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	182	(1,354)	109
Net unrealized investment gains (losses)	953,250	(248,688)	323,359
Total	953,432	(250,042)	323,468
Less: Income tax expense (benefit) related to other comprehensive income (loss)	200,447	(52,510)	98,644
Other comprehensive income (loss), net of taxes	752,985	(197,532)	224,824
Comprehensive income (loss)	$(236,342)	$1,485,184	$141,320

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2016	$2,500	$8,095,436	$(693,258)	$(314,948)	$7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	2,500	6,120,436	943,005	(324,373)	6,741,568
Cumulative effect of adoption of accounting changes (1)			(371)	0	(371)
Contributed capital
Return of capital		(977,500)			(977,500)
Comprehensive income:
Net income (loss)			(989,327)		(989,327)
Other comprehensive income (loss), net of tax				752,985	752,985
Total comprehensive income (loss)					(236,342)
Balance, December 31, 2019	$2,500	$5,142,936	$(46,693)	$428,612	$5,527,355
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(989,327)	$1,682,716	$(83,504)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(813)	(2,686)	(766)
Realized investment (gains) losses, net	2,681,320	(884,073)	805,400
Depreciation and amortization	865	7,905	32,812
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Change in:
Future policy benefits	1,110,089	1,095,204	982,792
Accrued investment income	(11,829)	(2,564)	(2,327)
Net receivables from/payables to parent and affiliates	1,463	(3,163)	4,165
Deferred sales inducements	(790)	(2,885)	(1,551)
Deferred policy acquisition costs	(139,774)	216,799	(291,532)
Income taxes	(438,541)	204,634	763,227
Reinsurance recoverables, net	(3,524)	(33,703)	2,708
Derivatives, net	(193,119)	131,874	(1,364,754)
Other, net (1)	38,037	167,939	91,600
Cash flows from (used in) operating activities	2,215,266	2,827,172	968,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	852,596	2,534,470	1,145,369
Fixed maturities, trading	149	99,656	1,739
Equity securities	8,807	7,896	3,306
Commercial mortgage and other loans	265,657	143,331	198,584
Policy loans	1,439	675	1,276
Other invested assets	27,065	29,103	72,667
Short-term investments	1,109,061	984,409	1,949,758
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(3,538,800)	(2,230,936)	(1,528,065)
Fixed maturities, trading	(54,862)	(231,316)	(15,964)
Equity securities	(52,244)	(14,221)	(3,048)
Commercial mortgage and other loans	(382,407)	(125,007)	(348,520)
Policy loans	(295)	(187)	(366)
Other invested assets	(169,863)	(167,930)	(7,668)
Short-term investments	(1,406,312)	(311,277)	(1,713,877)
Notes receivable from parent and affiliates, net	(15,442)	3,518	2,717
Derivatives, net	(18,334)	1,073	4,948
Other, net	0	(69)	254
Cash flows from (used in) investing activities	(3,373,785)	723,188	(236,890)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,012,627	3,150,952	2,623,534
Ceded policyholders’ account deposits	(16,068)	(47,449)	(24,191)
Policyholders’ account withdrawals	(3,320,216)	(2,727,850)	(2,589,770)
Ceded policyholders' account withdrawals	35,566	30,341	24,111
Cash collateral for loaned securities	(384)	(16,999)	(5,967)
Repayments of debt (maturities longer than 90 days)	(274,569)	(43,734)	0

Prudential Annuities Life Assurance Corporation

Net increase/(decrease) in short-term borrowing	7,916	0	(28,101)
Drafts outstanding	(7,503)	(7,026)	10,624
Distribution to parent	(977,500)	(1,025,000)	(950,000)
Other, net	(9,721)	0	0
Cash flows from (used in) financing activities	(549,852)	(686,765)	(939,760)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,708,371)	2,863,595	(208,100)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,503,534	1,639,939	1,848,039
CASH AND CASH EQUIVALENTS, END OF YEAR	$2,795,163	$4,503,534	$1,639,939
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$147,441	$(43,130)	$437,872
Interest paid	$26,719	$33,901	$34,217

(1)	Prior period amounts have been reclassified to conform to current period presentation.
Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019, 2018 and 2017.

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which are distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”), and third-party distribution networks. The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling products by March 2010; However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the Arizona Department of Insurance ("AZDOI"). For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.
The Company resumed offering annuity products to new investors (except in New York) in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life Insurance Company ("Pruco Life"), excluding the Pruco Life Insurance Company of New Jersey ("PLNJ") business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company.
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $337 thousand, a reduction to AOCI of $3 thousand, and an increase to equity of $334 thousand upon adoption on January 1, 2018.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value", and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below). The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of fixed indexed annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 11 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2019 and 2018.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 9 for additional information regarding these contracts.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019 and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$6,667,347	$491,943	$39,466	$7,119,824	$0
Obligations of U.S. states and their political subdivisions	252,304	7,814	436	259,682	0
Foreign government bonds	203,386	19,518	20	222,884	0
U.S. public corporate securities	1,615,060	126,947	1,331	1,740,676	0
U.S. private corporate securities	1,159,962	50,720	3,343	1,207,339	0
Foreign public corporate securities	321,111	16,989	113	337,987	0
Foreign private corporate securities	1,171,411	50,069	7,995	1,213,485	0
Asset-backed securities(1)	443,767	3,405	2,734	444,438	(20)
Commercial mortgage-backed securities	557,584	20,941	236	578,289	0
Residential mortgage-backed securities(2)	73,814	3,960	13	77,761	0
Total fixed maturities, available-for-sale	$12,465,746	$792,306	$55,687	$13,202,365	$(20)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases and education loans.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $14.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. public corporate securities	1,498,130	26,425	50,582	1,473,973	0
U.S. private corporate securities	1,070,400	15,430	22,877	1,062,953	0
Foreign public corporate securities	296,029	1,888	6,831	291,086	0
Foreign private corporate securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,336,007	$39,456	$5,855	$10	$1,341,862	$39,466
Obligations of U.S. states and their political subdivisions	97,752	436	0	0	97,752	436
Foreign government bonds	804	13	132	7	936	20
U.S. public corporate securities	93,147	870	15,491	461	108,638	1,331
U.S. private corporate securities	82,709	2,111	59,797	1,232	142,506	3,343
Foreign public corporate securities	50,150	113	0	0	50,150	113
Foreign private corporate securities	97,414	1,652	91,863	6,343	189,277	7,995
Asset-backed securities	103,911	717	235,759	2,017	339,670	2,734
Commercial mortgage-backed securities	66,071	236	0	0	66,071	236
Residential mortgage-backed securities	633	12	7	1	640	13
Total fixed maturities, available-for-sale	$1,928,598	$45,616	$408,904	$10,071	$2,337,502	$55,687

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. public corporate securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. private corporate securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign public corporate securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign private corporate securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $52.5 million and $485.7 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $3.2 million and $15.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $10.1 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the consumer non-cyclical, utility and consumer cyclical sectors and in asset-backed securities. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company’s corporate securities within the finance, consumer non-cyclical and capital goods sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$90,826	$91,258
Due after one year through five years	1,116,306	1,149,228
Due after five years through ten years	1,762,440	1,862,864
Due after ten years	8,421,009	8,998,527
Asset-backed securities	443,767	444,438
Commercial mortgage-backed securities	557,584	578,289
Residential mortgage-backed securities	73,814	77,761
Total fixed maturities, available-for-sale	$12,465,746	$13,202,365

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$384,592	$2,126,886	$517,743
Proceeds from maturities/prepayments	468,004	404,679	630,140
Gross investment gains from sales and maturities	3,259	21,129	8,992
Gross investment losses from sales and maturities	(3,364)	(98,047)	(3,047)
OTTI recognized in earnings(2)	(3,826)	(6,813)	(9,122)

(1)	Includes $0.0 million, $(2.9) million and $2.5 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$(209)	$792
New credit loss impairments	1,343	0
Increases due to the passage of time on previously recorded credit losses	10	3
Reductions for securities which matured, paid down, prepaid or were sold during the period	223	(40)
Reductions for securities impaired to fair value during the period	(1,351)	(963)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2)	(1)
Balance in OCI, end of period	$14	$(209)

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Asset administration fees and other income (loss),” was $2.0 million and $(1.9) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million during the year ended December 31, 2017.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$272,150	18.5%	$304,644	22.4%
Hospitality	16,819	1.1	3,633	0.3
Industrial	464,528	31.5	355,758	26.2
Office	372,823	25.3	305,537	22.5
Other	156,768	10.6	137,781	10.2
Retail	131,051	8.9	194,646	14.4
Total commercial mortgage loans	1,414,139	95.9	1,301,999	96.0
Agricultural property loans	60,046	4.1	54,375	4.0
Total commercial mortgage and agricultural property loans by property type	1,474,185	100.0%	1,356,374	100.0%
Allowance for credit losses	(2,663)		(2,896)
Total commercial mortgage and other loans	$1,471,522		$1,353,478

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (13%) and New York (7%)) and included loans secured by properties in Europe (16%) and Australia (4%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$2,267	$22	$2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	2,861	35	2,896
Addition to (release of) allowance for credit losses	(239)	6	(233)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$2,622	$41	$2,663

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,622	41	2,663
Total ending balance(1)	$2,622	$41	$2,663
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,414,139	60,046	1,474,185
Total ending balance(1)	$1,414,139	$60,046	$1,474,185

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$715,654	$6,641	$3,609	$725,904
60%-69.99%	499,493	14,078	0	513,571
70%-79.99%	203,158	30,555	0	233,713
80% or greater	0	997	0	997
Total commercial mortgage and agricultural property loans	$1,418,305	$52,271	$3,609	$1,474,185

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,414,139	$0	$0	$0	$1,414,139	$0
Agricultural property loans	60,046	0	0	0	60,046	0
Total	$1,474,185	$0	$0	$0	$1,474,185	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2019 and 2018, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $206 million and $96 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,414	$23,844
Hedge funds	273,615	179,014
Real estate-related	166,492	94,738
Subtotal equity method	463,521	297,596
Fair value:
Private equity	4,115	4,142
Hedge funds	194	263
Real estate-related	6,181	3,562
Subtotal fair value	10,490	7,967
Total LPs/LLCs	474,011	305,563
Derivative instruments	2	42,978
Total other invested assets	$474,013	$348,541

As of both December 31, 2019 and 2018, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$389,165	$317,726	$332,148
Fixed maturities, trading	10,080	5,184	4,360
Equity securities, at fair value	568	678	567
Commercial mortgage and other loans	51,628	51,040	48,598
Policy loans	630	737	1,069
Short-term investments and cash equivalents	85,084	28,645	31,505
Other invested assets	34,422	13,733	20,626
Gross investment income	571,577	417,743	438,873
Less: investment expenses	(20,029)	(14,935)	(16,064)
Net investment income	$551,548	$402,808	$422,809

The carrying value of non-income producing assets included $4.1 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$(3,931)	$(83,731)	$(3,177)
Commercial mortgage and other loans	(753)	128	(840)
LPs/LLCs	0	0	(39)
Derivatives	(2,677,559)	967,503	(801,429)
Other invested assets	164	123	0
Short-term investments and cash equivalents	759	50	85
Realized investment gains (losses), net	$(2,681,320)	$884,073	$(805,400)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$14,309	$(3,334)	$12,311
Fixed maturity securities, available-for-sale — all other	722,310	(411,458)	(46,791)
Equity securities, available-for-sale(1)	0	0	4
Derivatives designated as cash flow hedges(2)	(287)	(3,849)	(25,851)
Affiliated notes	598	658	829
Other investments	0	1,074	86
Net unrealized gains (losses) on investments	$736,930	$(416,909)	$(59,412)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$0	$0	$0
U.S. public corporate securities	0	0	0	384	0	384
Total cash collateral for loaned securities(1)	$0	$0	$0	$384	$0	$384

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$0	$365
Total securities pledged	$0	$365
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$0	$384
Total liabilities supported by the pledged collateral	$0	$384

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, there was $302 million and $675 million, respectively, of such collateral.

As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $10.7 million and $8.4 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and fixed indexed annuities) which may include features that are accounted for as embedded derivatives. Effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.
Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and certain elements of the associated reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Total Derivatives Designated as Hedge Accounting Instruments	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$3,857,700	$638	$(5,872)	$908,100	$4,380	$(664)
Interest Rate Swaps	88,557,425	6,598,625	(1,997,944)	82,172,825	3,344,033	(1,395,270)
Interest Rate Options	12,583,000	283,386	(172,085)	19,255,000	139,765	(245,523)
Interest Rate Forwards	959,772	24,487	(4,185)	1,713,947	56,562	(1,976)
Foreign Currency
Foreign Currency Forwards	16,683	0	(394)	19,467	287	(27)
Currency/Interest Rate
Foreign Currency Swaps	234,767	11,482	(663)	231,245	11,659	(2,850)
Equity
Equity Futures	1,191,237	0	(2,638)	860,718	0	(6,629)
Total Return Swaps	16,314,165	36,692	(573,957)	14,456,836	986,130	(53,235)
Equity Options	12,866,043	329,722	(422,700)	26,861,807	271,630	(412,821)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$136,580,792	$7,285,032	$(3,180,438)	$146,479,945	$4,814,446	$(2,118,995)
Total Derivatives (1)(2)	$137,753,691	$7,324,051	$(3,206,949)	$147,248,020	$4,847,794	$(2,140,789)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $11,823 million and $8,332 million as of December 31, 2019 and 2018, respectively included in “Future policy benefits” and $197 million and $42 million as of December 31, 2019 and 2018, respectively included in “Policyholders’ account balances". Other assets included $8 million and $0 million as of December 31, 2019 and 2018, respectively. The fair value of the related reinsurance, included in "Reinsurance recoverables" and/or "Reinsurance payables" was an asset of $350 million and $240 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets”, “Other liabilities”, and "Payables to parent and affiliates" on the Statements of Financial Position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$7,324,051	$(7,324,049)	$2	$0	$2
Securities purchased under agreements to resell	302,000	0	302,000	(302,000)	0
Total Assets	$7,626,051	$(7,324,049)	$302,002	$(302,000)	$2
Offsetting of Financial Liabilities:
Derivatives(1)	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(1,257)	$12,104	$(3,793)	$3,520
Total cash flow hedges	(1,257)	12,104	(3,793)	3,520
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	3,309,573	0	0	0
Currency	(153)	0	0	0
Currency/Interest Rate	11,964	0	15	0
Credit	1,775	0	0	0
Equity	(3,730,006)	0	0	0
Embedded Derivatives	(2,269,455)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(2,676,302)	0	15	0
Total	$(2,677,559)	$12,104	$(3,778)	$3,520

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(845)	$8,285	$13,321	$22,002
Total cash flow hedges	(845)	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,888	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	968,348	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$3,052	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	3,052	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(33,225)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(804,481)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$11,745
Amount recorded in AOCI
Currency/Interest Rate	(39,434)
Total amount recorded in AOCI	(39,434)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,838
Total amount reclassified from AOCI to income	1,838
Balance, December 31, 2017	$(25,851)
Amount recorded in AOCI
Currency/Interest Rate	42,763
Total amount recorded in AOCI	42,763
Amount reclassified from AOCI to income
Currency/Interest Rate	(20,761)
Total amount reclassified from AOCI to income	(20,761)
Balance, December 31, 2018	$(3,849)
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	42
Amount recorded in AOCI
Currency/Interest Rate	10,574
Total amount recorded in AOCI	10,574
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,054)
Total amount reclassified from AOCI to income	(7,054)
Balance, December 31, 2019	$(287)

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of approximately $16 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2019 and 2018.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$7,109,277	$10,547	$0	$7,119,824
Obligations of U.S. states and their political subdivisions	0	259,682	0	0	259,682
Foreign government bonds	0	222,884	0	0	222,884
U.S. corporate public securities	0	1,732,632	8,044	0	1,740,676
U.S. corporate private securities	0	1,155,464	51,875	0	1,207,339
Foreign corporate public securities	0	337,800	187	0	337,987
Foreign corporate private securities	0	1,169,324	44,161	0	1,213,485
Asset-backed securities(2)	0	425,613	18,825	0	444,438
Commercial mortgage-backed securities	0	578,289	0	0	578,289
Residential mortgage-backed securities	0	77,761	0	0	77,761
Subtotal	0	13,068,726	133,639	0	13,202,365
Fixed maturities, trading	0	378,734	4,464	0	383,198
Equity securities	5,314	46,942	5,247	0	57,503
Short-term investments	0	260,354	0	0	260,354
Cash equivalents	150,631	1,654,974	0	0	1,805,605
Other invested assets(3)	639	7,323,412	0	(7,324,049)	2
Other assets	0	0	8,059	0	8,059
Reinsurance recoverables	0	47,006	302,814	0	349,820
Receivables from parent and affiliates	0	2,573	0	0	2,573
Subtotal excluding separate account assets	156,584	22,782,721	454,223	(7,324,049)	16,069,479
Separate account assets(4)	0	32,665,431	0	0	32,665,431
Total assets	$156,584	$55,448,152	$454,223	$(7,324,049)	$48,734,910
Future policy benefits(5)	$0	$0	$11,822,998	$0	$11,822,998
Policyholders' account balances	0	0	196,892	0	196,892
Payables to parent and affiliates	0	3,198,440	0	(3,052,493)	145,947
Other liabilities	8,509	260	0	(639)	8,130
Total liabilities	$8,509	$3,198,700	$12,019,890	$(3,053,132)	$12,173,967

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Other assets	0	0	0	0	0
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

(1)	“Netting” amounts represent cash collateral of $4,271 million and $2,671 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $10.5 million and $8.0 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in Statements of Financial Position.

(5)
As of December 31, 2019, the net embedded derivative liability position of $11,823 million includes $583 million of embedded derivatives in an asset position and $12,406 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include mutual fixed maturity securities, treasuries, equity securities, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain fixed annuity products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$17,149	Discounted cash flow	Discount rate	4.79%		20%		8.66%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
Reinsurance recoverables	$302,814	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$11,822,998	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$196,892	Discounted cash flow	Lapse rate(6)	1%		42%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Equity volatility curve	6%		25%				Increase

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7%		20%		11.30%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
		Liquidation	Liquidation value	41%		41%		41%		Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(6)	1%		13%				Decrease
			Spread over LIBOR(7)	0.36%		1.60%				Decrease
			Utilization rate(8)	50%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	18%		22%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale and fixed maturities trading.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$8,132	$0	$2,415	$0	$0	$0	$0	$0	$0	$10,547	$0
Corporate Securities(4)	85,452	(1,123)	61,563	0	0	(43,724)	0	4,655	(2,556)	104,267	(3,797)
Structured Securities(5)	9,336	502	44,273	0	0	(5,259)	0	551	(30,578)	18,825	(2)
Other assets:
Fixed maturities, trading	0	(557)	0	0	0	0	0	5,021	0	4,464	(543)
Equity securities	5,705	471	0	(929)	0	0	0	0	0	5,247	482
Other invested assets	0	0	0	0	0	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Other assets	0	441	7,618	0	0	0	0	0	0	8,059	441
Reinsurance recoverables	239,911	70,063	17,950	0	0	0	21,896	0	(47,006)	302,814	57,652
Liabilities:
Future policy benefits	(8,332,474)	(2,409,958)	0	0	(1,080,566)	0	0	0	0	(11,822,998)	(2,710,167)
Policyholders' account balances(6)	(42,350)	(32,247)	0	0	(122,295)	0	0	0	0	(196,892)	(22,699)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(3,562)	$0	$2,690	$251	$(3,799)	$0
Other assets:
Fixed maturities, trading	0	(543)	0	(14)	0	(543)
Equity securities	0	471	0	0	0	482
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	441	0	0	0	441	0
Reinsurance recoverables	70,063	0	0	0	57,652	0
Liabilities:
Future policy benefits	(2,409,958)	0	0	0	(2,710,167)	0
Policyholders' account balances	(32,247)	0	0	0	(22,699)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0	0	0
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Other assets	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances(6)	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	689	351	0	0	338
Other invested assets	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,512,283	$1,512,283	$1,471,522
Policy loans	0	0	12,366	12,366	12,366
Short-term investments	75,004	0	0	75,004	75,004
Cash and cash equivalents	687,558	302,000	0	989,558	989,558
Accrued investment income	0	102,724	0	102,724	102,724
Reinsurance recoverables	0	0	56,171	56,171	55,796
Receivables from parent and affiliates	0	10,192	50,587	60,779	60,192
Other assets	0	1,893	63,106	64,999	64,999
Total assets	$762,562	$416,809	$1,694,513	$2,873,884	$2,832,161
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$1,445,486	$1,445,486	$1,438,742
Cash collateral for loaned securities	0	0	0	0	0
Short-term debt	0	245,617	0	245,617	242,094
Long-term debt	0	446,105	0	446,105	419,418
Reinsurance Payables	0	0	50,035	50,035	50,035
Payables to parent and affiliates	0	39,209	0	39,209	39,209
Other liabilities	0	205,988	0	205,988	205,988
Separate account liabilities - investment contracts	0	54	0	54	54
Total liabilities	$0	$936,973	$1,495,521	$2,432,494	$2,395,540

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2018
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income and Receivables from Parent and Affiliates
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; and accrued investment income.
Other Assets
Other assets primarily consist of deposit assets related to a reinsurance agreement that does not transfer significant insurance risk. In addition, there are other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$4,447,505	$4,596,565	$4,344,361
Capitalization of commissions, sales and issue expenses	412,627	372,996	277,586
Amortization-Impact of assumption and experience unlocking and true-ups	245,276	(113,534)	288,974
Amortization-All other	(518,129)	(476,261)	(275,028)
Change in unrealized investment gains and losses	(131,596)	67,739	(39,328)
Balance, end of year	$4,455,683	$4,447,505	$4,596,565

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$33,222	$35,109	$30,287
Amortization-Impact of assumption and experience unlocking and true-ups	2,093	1,485	10,035
Amortization-All other	(6,376)	(7,348)	(7,422)
Interest	1,778	1,983	2,001
Change in unrealized investment gains and losses	(692)	1,993	208
Balance, end of year	$30,025	$33,222	$35,109

The following table provides estimated future amortization, net of interest, for the periods indicated:

	2020	2021	2022	2023	2024
	(in thousands)
Estimated future VOBA amortization	$4,610	$3,976	$3,421	$2,926	$2,491

8.    POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Life insurance – domestic	$71	$74
Individual and group annuities and supplementary contracts(1)	1,087,060	1,021,854
Other contract liabilities(1)	11,845,330	8,347,058
Total future policy benefits	$12,932,461	$9,368,986

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Interest-sensitive life contracts	$14,391	$15,049
Individual annuities(1)	5,716,052	4,729,973
Guaranteed interest accounts	449,916	608,574
Total policyholders’ account balances	$6,180,359	$5,353,596

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$120,240,930	N/A	$106,779,202	N/A
Net amount at risk	$229,080	N/A	$843,419	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$23,563,604	$129,812,105	$22,184,537	$115,822,894
Net amount at risk	$2,254,621	$3,989,437	$4,322,406	$7,252,486
Average attained age of contractholders	70 years	69 years	70 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)

	(in thousands)
Equity funds	$82,506,787	$69,686,791
Bond funds	53,763,563	51,855,361
Money market funds	2,877,135	2,542,219
Total	$139,147,485	$124,084,371

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.7 billion at December 31, 2019 and $4.9 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2016	$637,319	$7,707,333	$37,893	$8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	638,403	8,332,474	22,060	8,992,937
Incurred guarantee benefits(1)(2)	68,142	3,490,524	3,539	3,562,205
Paid guarantee benefits(2)	(51,418)	0	(3,477)	(54,895)
Change in unrealized investment gains and losses(2)	26,377	0	274	26,651
Balance at December 31, 2019	$681,504	$11,822,998	$22,396	$12,526,898

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.

The GMDB and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements”. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances”, are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2016	$978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	889,598
Capitalization	797
Amortization - Impact of assumption and experience unlocking and true-ups	100,222
Amortization - All other	(146,620)
Change in unrealized investment gains and losses	(31,273)
Balance at December 31, 2019	$812,724
10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to affiliates. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
Effective December 31, 2015, the Company surrendered its New York license and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$621,510	$572,102
Deferred policy acquisition costs	3,725,719	3,703,166
Deferred sales inducements	437,594	476,608
Value of business acquired	(2,275)	(2,431)
Other assets	65,819	79,992
Policyholders’ account balances	3,253,474	3,098,537
Future policy benefits	8,328,777	5,680,939
Reinsurance payables(1)	235,318	232,937
Other liabilities	337,909	290,330

(1)	Includes $0.1 million of unaffiliated activity as of both December 31, 2019 and 2018.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
Prudential Insurance	$387,355	$335,349
Pruco Life	233,933	236,716
Unaffiliated	222	37
Total reinsurance recoverables	$621,510	$572,102

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$29,022	$37,895	$33,908
Assumed	31,570	31,989	32,890
Ceded	(1,042)	(2,619)	(3,225)
Net premiums	59,550	67,265	63,573
Policy charges and fee income:
Direct	477,478	549,500	622,099
Assumed	1,638,023	1,661,484	1,632,132
Ceded(1)	(34,455)	(39,706)	(44,652)
Net policy charges and fee income	2,081,046	2,171,278	2,209,579
Asset administration fees and other income:
Direct	141,884	96,743	129,847
Assumed	306,945	301,549	293,275
Ceded	(8,346)	(9,136)	(9,747)
Net asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Direct	(1,137,422)	81,120	(1,335,253)
Assumed	(1,584,764)	823,129	554,686
Ceded	40,866	(20,176)	(24,833)
Realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
Policyholders' benefits (including change in reserves):
Direct	58,308	81,045	52,477
Assumed	89,284	110,358	46,375
Ceded(2)	(3,667)	(4,315)	15,216
Net policyholders' benefits (including change in reserves)	143,925	187,088	114,068
Interest credited to policyholders’ account balances:
Direct	82,444	127,018	9,834
Assumed	84,182	132,324	24,708
Ceded	(5,417)	(10,167)	(4,262)
Net interest credited to policyholders’ account balances	161,209	249,175	30,280
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	988,951	1,131,351	725,749

(1)	Includes $(1) million, $(1) million and $(2) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)	Includes $(0.1) million, $(0.3) million and $(0.1) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
		(in thousands)
Current tax expense (benefit):
U.S. federal	$14,381	$(422,999)	$501,088
State and local	0	0	1,349
Total	14,381	(422,999)	502,437
Deferred tax expense (benefit):
U.S. federal	(305,482)	584,503	698,662
State and local	0	0	0
Total	(305,482)	584,503	698,662
Income tax expense (benefit)	(291,101)	161,504	1,201,099
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	200,447	(52,510)	98,644
Additional paid-in capital	0	0	0
Total income tax expense (benefit)	$(90,654)	$108,994	$1,299,743

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense (benefit)	$(268,890)	$387,286	$391,158
Non-taxable investment income	(12,019)	(18,954)	(46,625)
Tax credits	(11,708)	(13,694)	(10,358)
Changes in tax law	0	(193,306)	882,175
Other	1,516	172	(15,251)
Reported income tax expense (benefit)	$(291,101)	$161,504	$1,201,099
Effective tax rate	22.7%	8.8%	107.5%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was 22.7%, 8.8% and 107.5%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return, that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year and resulted in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $11 million of the total $12 million of 2019 non-taxable investment income, $15 million of the total $19 million of 2018 non-taxable investment income, and $46 million of the total $47 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,716,039	$1,521,729
Investments	411,788	276,880
Net unrealized loss on securities	0	86,742
Other	2,002	638
Deferred tax assets	2,129,829	1,885,989
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,882	929,849
Deferred sales inducements	170,672	186,816
Net unrealized gain on securities	154,815	0
Deferred tax liabilities	1,255,369	1,116,665
Net deferred tax asset (liability)	$874,460	$769,324
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $(1,280) million, $1,844 million, and $1,118 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2019, 2018, and 2017. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2016	$(78)	$(314,870)	$(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	(1,078)	(323,295)	(324,373)
Change in OCI before reclassifications	182	956,373	956,555
Amounts reclassified from AOCI	0	(3,123)	(3,123)
Income tax benefit (expense)	(38)	(200,409)	(200,447)
Balance, December 31, 2019	$(934)	$429,546	$428,612

(1)	Includes cash flow hedges of $0 million, $(4) million and $(26) million as of December 31, 2019, 2018, and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$7,054	$20,761	$(1,838)
Net unrealized investment gains (losses) on available-for-sale securities	(3,931)	(83,731)	(1,339)
Total net unrealized investment gains (losses)(4)	3,123	(62,970)	(3,177)
Total reclassifications for the period	$3,123	$(62,970)	$(3,177)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$(1,261)	$(2,133)	$(522)	$1,387	$(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income(1)	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	(3,334)	(1,119)	(68)	27	(4,494)
Net investment gains (losses) on investments arising during the period	17,795	0	0	(3,741)	14,054
Reclassification adjustment for (gains) losses included in net income	(100)	0	0	21	(79)
Reclassification adjustment for OTTI losses excluded from net income(1)	(52)	0	0	11	(41)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(80)	0	17	(63)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(51)	11	(40)
Balance, December 31, 2019	$14,309	$(1,199)	$(119)	$(3,654)	$9,337

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2016	$(442,314)	$(31,251)	$(5,664)	$166,888	$(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income(2)	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	(413,575)	8,505	1,113	85,156	(318,801)
Net investment gains (losses) on investments arising during the period	1,139,167	0	0	(239,496)	899,671
Reclassification adjustment for (gains) losses included in net income	(3,023)	0	0	636	(2,387)
Reclassification adjustment for OTTI losses excluded from net income(2)	52	0	0	(11)	41
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(163,481)	0	34,369	(129,112)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(36,977)	7,774	(29,203)
Balance, December 31, 2019	$722,621	$(154,976)	$(35,864)	$(111,572)	$420,209

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(2,052) million, $(852) million and $3,911 million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company amounted to $4,748 million and $6,396 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2020 without prior notification.
In December, September, June and March 2019, the Company paid an extra-ordinary dividend of $241 million, $245 million, $247 million and $245 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, June and March 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively to PAI, which was recorded as a return of capital. In December, September, and June 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.5 million and $0.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $2 million and $1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2019, 2018 and 2017.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.9 million, $0.7 million and $0.5 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $97 million, $122 million and $109 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $25 million, $15 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $12 million and $13 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $391 million and $228 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $17 million, $1 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and The Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $96 million, $105 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$34,008
U.S. dollar fixed rate notes	2026	-	2027	2.62%	-	14.85%	52,573	3,184
Total long-term notes receivable - affiliated(1)							$52,573	$37,192

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.3 million as of December 31, 2019 and 2018, respectively, and is included in “Other assets”. Revenues related to these loans were $0.1 million, $0.4 million and $0.7 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in-capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0
Prudential Insurance	January 2019	Sale	Fixed Maturities	$20,504	$20,781	$0	$(277)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$97,953	$98,506	$0	$(554)
Prudential Insurance	March 2019	Purchase	Fixed Maturities	$141,476	$141,476	$0	$7,776
Prudential Insurance	April 2019	Purchase	Equity Securities	$4,300	$4,300	$0	$0
Prudential Retirement Insurance and Annuity Company	April 2019	Purchase	Equity Securities	$1,258	$1,258	$0	$0
Pruco Life Insurance Company	April 2019	Purchase	Equity Securities	$14,525	$14,525	$0	$0
Prudential Insurance	June 2019	Transfer out	Fixed Maturities	$23,066	$23,002	$0	$64

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Prudential Insurance	June 2019	Transfer In	Fixed Maturities	$19,919	$19,919	$0	$0
Prudential Insurance	August 2019	Sale	Fixed Maturities	$66,346	$64,735	$0	$1,611
Prudential Insurance	August 2019	Sale	Commercial Mortgages	$106,307	$104,733	$0	$1,574
Prudential Insurance	November 2019	Sale	Other Invested Assets	$2,289	$2,362	$0	$(73)
Prudential Insurance	November 2019	Sale	Fixed Maturity	$6,517	$8,550	$0	$(2,033)
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$5,271	$5,271	$0	$0
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$85,261	$85,261	$0	$0
Prudential Insurance	December 2019	Sale	Fixed Maturity	$21,425	$20,628	$0	$797

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2019	Amount of Notes - December 31, 2018	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	$0	$46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	0	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	0	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	0	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	0	34,000	3.09%	6/28/2023
Prudential Funding LLC	12/16/2019	1,298	0	2.02%	1/16/2020
Prudential Funding LLC	12/17/2019	1,478	0	2.02%	1/15/2020
Prudential Funding LLC	12/17/2019	502	0	2.02%	1/16/2020
Prudential Funding LLC	12/18/2019	4,638	0	2.02%	1/16/2020
Total Loans Payable to Affiliates		$661,512	$928,165
The total interest expense to the Company related to loans and other payables to affiliates was $107 million, $58 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
Through December 31, 2019, 2018 and 2017, the Company did not receive any capital contributions.
In March, June, September and December of 2019, there was a $245 million $247 million, $245 million and $241 million return of capital, respectively, to PAI. In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $43 million and $4 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $207 million and $271 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.
17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$(582,563)	$(103,779)	$272,685	$864,964
Total benefits and expenses	296,641	404,277	558,773	472,044
Income (loss) from operations before income taxes	(879,204)	(508,056)	(286,088)	392,920
Net income (loss)	$(900,024)	$(168,770)	$(227,512)	$306,979
2018
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a) (1)    Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).
(2)    Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2019 and 2018, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2019, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(b)    Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-71672, filed December 21, 2001.

(b)	Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c)	Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(d)	Copy of Continuous Guaranteed Return Option incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed on August 7, 2003.

(e)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 7, 2003.

(g)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(h)	Copy of Rider for Lifetime Five Income Benefit incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(i)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(j)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(k)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(l)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(o)	Copy of rider for Spousal Highest Daily Seven with Beneficiary Income Option, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(q)	Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(r)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ae)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ai)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ao)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(aq)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(ar)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(6) (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 52 to Registration Statement No. 333-71672, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Power of Attorney for Dylan J. Tyson (Filed Herewith)

(13) (b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13) (c)	Power of Attorney for Susan M. Mann (Filed Herewith)

(13) (d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13) (e)	Power of Attorney for Nandini Mongia. (Filed Herewith)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Elizabeth K Dietrich 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2020, there were 6,757 Qualified contract owners and 4,664 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President adn Assitant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2019 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$97,485,195.74	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS
(a)    Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)    Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)    Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.
(e)    With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(13) (a)	Power of Attorney for Dylan J. Tyson (Filed Herewith)

(13) (b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13) (c)	Power of Attorney for Susan M. Mann (Filed Herewith)

(13) (d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13) (e)	Power of Attorney for Nandini Mongia. (Filed Herewith)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2020.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 15, 2020
Susan M. Mann
Caroline A. Feeney*	Director	December 15, 2020
Caroline A. Feeney
Nandini Mongia*	Director	December 15, 2020
Nandini Mongia
Candace J. Woods*	Director	December 15, 2020
Candace J. Woods

By:	/s/ Richard Kirk
Richard Kirk
* Executed by Richard Kirk on behalf of those indicated pursuant to Power of Attorney.